    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2011

                                                 FILE NOS. 333-97085; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 28                            [X]

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 116                                            [X]


                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

             666 THIRD AVENUE, 9TH FLOOR, NEW YORK, NEW YORK 10017 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -----------------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[_] immediately upon filing pursuant to paragraph (b) of Rule 485;

[X] on May 1, 2011 pursuant to paragraph (b) of Rule 485;


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[_] on (date) pursuant to paragraph (a)(1) of Rule 485.

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts.

================================================================================

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                  FORM NY1157

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                       VARIABLE ANNUITY SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2011, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and some qualified and nonqualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Selections NY" in our marketing materials. This contract (RetireReady/SM/ Selections NY) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life of New York VA Separate Account 1 (the "Separate Account") that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. Capital Appreciation Fund -- Series I shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. International Growth Fund -- Series II shares
Invesco Van Kampen V.I. Comstock Fund -- Series II shares (formerly, Van Kampen
  Life Investment Trust -- Comstock Portfolio -- Class II Shares)
Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly,
  The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares)


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B

AllianceBernstein Small Cap Growth Portfolio -- Class B


AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund



FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Money Market Fund
Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares

GENWORTH VARIABLE INSURANCE TRUST:
Genworth Calamos Growth Fund -- Service Shares


Genworth Davis NY Venture Fund -- Service Shares
Genworth Eaton Vance Large Cap Value Fund -- Service Shares
Genworth Enhanced International Index Fund -- Service Shares

Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares

Genworth PIMCO StocksPLUS Fund -- Service Shares

Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly,
  Genworth Columbia Mid Cap Value Fund -- Service Shares)


JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares
  (formerly, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares)


PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares


WELLS FARGO VARIABLE TRUST:
Wells Fargo Advantage VT Omega Growth Fund -- Class 2 (formerly, Evergreen
  Variable Annuity Trust: Evergreen VA Omega Fund -- Class 2)


THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PURCHASE PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:
International Growth Portfolio -- Service Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2007:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares (formerly, Van
  Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares)


LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II


THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER SEPTEMBER 8, 2008:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. Basic Value Fund -- Series II shares


BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

GE INVESTMENTS FUNDS, INC:
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Trust Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares


RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2011, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:


                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                              Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS.........................................................................................  7

FEE TABLES..........................................................................................  9
   Examples......................................................................................... 13

SYNOPSIS............................................................................................ 13

CONDENSED FINANCIAL INFORMATION..................................................................... 16

THE COMPANY......................................................................................... 16

FINANCIAL CONDITION OF THE COMPANY.................................................................. 17

THE SEPARATE ACCOUNT................................................................................ 18
   The Portfolios................................................................................... 18
   Subaccounts...................................................................................... 19
   Voting Rights.................................................................................... 29
   Asset Allocation Program......................................................................... 29

CHARGES AND OTHER DEDUCTIONS........................................................................ 39
   Transaction Expenses............................................................................. 39
       Surrender Charge............................................................................. 39
       Exceptions to the Surrender Charge........................................................... 39
   Deductions from the Separate Account............................................................. 40
   Charges for the Living Benefit Rider Options..................................................... 40
   Charges for the Death Benefit Rider Options...................................................... 42
   Other Charges.................................................................................... 42

THE CONTRACT........................................................................................ 43
   Purchase of the Contract......................................................................... 43
   Ownership........................................................................................ 44
   Assignment....................................................................................... 44
   Purchase Payments................................................................................ 45
   Valuation Day and Valuation Period............................................................... 45
   Allocation of Purchase Payments.................................................................. 45
   Valuation of Accumulation Units.................................................................. 45

TRANSFERS........................................................................................... 46
   Transfers Before the Annuity Commencement Date................................................... 46
   Transfers Among the Subaccounts.................................................................. 46
   Telephone/Internet Transactions.................................................................. 47
   Confirmation of Transactions..................................................................... 47
   Special Note on Reliability...................................................................... 47
   Transfers by Third Parties....................................................................... 48
   Special Note on Frequent Transfers............................................................... 48
   Dollar Cost Averaging Program.................................................................... 49
   Defined Dollar Cost Averaging Program............................................................ 50
   Portfolio Rebalancing Program.................................................................... 51

SURRENDERS AND PARTIAL WITHDRAWALS.................................................................. 51
   Surrenders and Partial Withdrawals............................................................... 51
   Restrictions on Distributions from Certain Contracts............................................. 52

   Systematic Withdrawal Program....................................................................  52
   Guaranteed Minimum Withdrawal Benefit for Life Riders Options....................................  53
       Lifetime Income Plus Solution................................................................  53
       Lifetime Income Plus 2008....................................................................  65
       Lifetime Income Plus 2007....................................................................  77
       Lifetime Income Plus.........................................................................  85
       Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007...................  93

THE DEATH BENEFIT...................................................................................  94
   Distribution Provisions Upon Death of Owner or Joint Owner.......................................  94
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date.........................  94
   Basic Death Benefit..............................................................................  94
   Annual Step-Up Death Benefit Rider Option........................................................  94
   Termination of Death Benefit Rider Option When Contract Assigned or Sold.........................  95
   How to Claim Proceeds and/or Death Benefit Payments..............................................  95
   Distribution Rules...............................................................................  97

INCOME PAYMENTS.....................................................................................  98
   Optional Payment Plans........................................................................... 100
   Variable Income Payments......................................................................... 101
   Transfers After the Annuity Commencement Date.................................................... 101
   Payment Protection Rider Options................................................................. 101
       Payment Optimizer Plus....................................................................... 101
       Principal Protection Advantage............................................................... 109

TAX MATTERS......................................................................................... 116
   Introduction..................................................................................... 116
   Taxation of Non-Qualified Contracts.............................................................. 116
   Section 1035 Exchanges........................................................................... 119
   Qualified Retirement Plans....................................................................... 119
   Federal Income Tax Withholding................................................................... 123
   State Income Tax Withholding..................................................................... 124
   Tax Status of the Company........................................................................ 124
   Federal Estate Taxes............................................................................. 124
   Generation-Skipping Transfer Tax................................................................. 124
   Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010................. 124
   Federal Defense of Marriage Act.................................................................. 124
   Annuity Purchases by Residents of Puerto Rico.................................................... 124
   Annuity Purchases by Nonresident Aliens and Foreign Corporations................................. 124
   Foreign Tax Credits.............................................................................. 125
   Changes in the Law............................................................................... 125

REQUESTING PAYMENTS................................................................................. 125

SALE OF THE CONTRACTS............................................................................... 125

ADDITIONAL INFORMATION.............................................................................. 127
   Owner Questions.................................................................................. 127
   Return Privilege................................................................................. 127
   State Regulation................................................................................. 127
   Evidence of Death, Age, Gender, Marital Status or Survival....................................... 127
   Records and Reports.............................................................................. 127
   Other Information................................................................................ 127
   Exemption to File Periodic Reports............................................................... 127
   Legal Proceedings................................................................................ 127


APPENDIX A -- EXAMPLES OF THE AVAILABLE DEATH BENEFITS.............................................. A-1

APPENDIX B -- CONDENSED FINANCIAL INFORMATION....................................................... B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus.

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GROSS WITHDRAWAL -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.

INCOME START DATE -- For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

INCOME START VALUE -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal
Protection Death Benefit, as applicable, unless stated otherwise.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment Protection Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PAYMENT PROTECTION PLAN -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

PORTFOLIO -- A division of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

PRINCIPAL PROTECTION ADVANTAGE -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007.

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SERVICE CENTER -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable surrender charge, premium tax and any optional benefit charges.

VALUATION DAY -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of              Surrender Charge as
 payments withdrawn or surrendered)                Completed Years        a Percentage of the
                                                   Since We Received the  Purchase Payment
                                                   Purchase Payment       Withdrawn or
                                                                          Surrendered/1/
                                                   -------------------------------------------
                                                            0                     6%
                                                            1                     5%
                                                            2                     4%
                                                            3                     2%
                                                        4 or more                 0%
----------------------------------------------------------------------------------------------
 Transfer Charge                                                  $10.00/2 /
----------------------------------------------------------------------------------------------

/1/You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the first transfer in a calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN
 THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                   1.55%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                       0.15%
--------------------------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                       1.70%
--------------------------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/1/ (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN
 THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus/3/
 Single Annuitant Contract                                             0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/4/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage/5/                                      0.40%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus/6/
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/1,7/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                 Current Charge/8/          Maximum Charge/2,8/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.95% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.20% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.50% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT THE TIME THE
 CHARGE IS TAKEN)/9/
--------------------------------------------------------------------------------------------------------------------
                                                                  Current Charge             Maximum Charge/2/
                                                             -------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                              0.20%                       0.20%
--------------------------------------------------------------------------------------------------------------------

/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2007.

/4/Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

/5/Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

/6/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/7/We assess a charge for the guaranteed minimum withdrawal benefit provided by Lifetime Income Plus 2008 and Lifetime Income Plus Solution. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for each rider will be deducted at the end of the calendar quarter.

 Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

/8/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:

                                                                                              Current Charge
                                                                                        ----------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                    0.85% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 45-70
  Single or Joint Annuitant Contract                                                    0.85% of benefit base PLUS
                                                                                        0.15% of value of
                                                                                        Principal Protection
                                                                                        Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                                              Maximum Charge
                                                                                        ---------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                    2.00% of benefit base
-------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 45-70
  Single or Joint Annuitant Contract                                                    2.00% of benefit base PLUS
                                                                                        0.50% of value of
                                                                                        Principal Protection
                                                                                        Death Benefit
-------------------------------------------------------------------------------------------------------------------

                                                                                              Current Charge
                                                                                        ----------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 71-85
  Single or Joint Annuitant Contract                                                    0.85% of benefit base PLUS
                                                                                        0.40% of value of
                                                                                        Principal Protection
                                                                                        Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                                              Maximum Charge
                                                                                        ---------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 71-85
  Single or Joint Annuitant Contract                                                    2.00% of benefit base PLUS
                                                                                        0.50% of value of
                                                                                        Principal Protection
                                                                                        Death Benefit
-------------------------------------------------------------------------------------------------------------------

/9/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.43%   2.27%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2010, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.38% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,221      $2,420      $3,460       $7,069


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $596       $1,968      $3,362       $6,951


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $681       $2,060      $3,460       $7,069


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Principal Protection Advantage" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for four full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for four full years, the surrender charge for those purchase payments reduces to 0%.

You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any purchase payments made and then from any gain in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.

We assess contract charges in the aggregate at an effective annual rate of 1.70% against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.15%. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.

There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Principal Protection Advantage is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE?   Before the
Annuity Commencement Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers" and "Income Payments -- Transfers After the Annuity Commencement Date" provisions of this prospectus. In addition, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract).

If you exercise this right, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Service Center. Or, if required by New York State law, we will refund your purchase payments (less any withdrawals previously taken). We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

WHAT OPTIONAL BENEFITS ARE AVAILABLE IN THIS PROSPECTUS? We offer several optional benefits by rider in this prospectus. The riders may not be available in all markets.

THE LIVING BENEFIT RIDER OPTIONS. We currently offer one "living benefit rider option" under this prospectus, Lifetime Income Plus Solution. You may not purchase the riders together or in any combination. Five other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Principal Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Four Guaranteed Minimum Withdrawal Benefit for Life Rider Options are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. These riders provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008, however, are not available for contracts issued on or after May 1, 2007, December 10, 2007, and November 24, 2008, respectively. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate assets in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for

Life Rider Options" provision of this prospectus for more information about the riders and their features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage, is not available for contracts issued on or after January 5, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit provided under the contract.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit Values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We have met the certification requirements of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in its advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. IMSA certified companies subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. Any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You select the Subaccounts to which you allocate purchase payments and Contract Value and you currently may change your future purchase payment allocation without penalty or charges. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made in a calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND ASSETS, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 313-5282, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may invest in the Portfolios listed below. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008), the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.



                          SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                          -----------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.
FUNDS (INVESCO VARIABLE   FUND -- SERIES I SHARES
INSURANCE FUNDS)
                          -----------------------------------------------------------------------------
                          INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.
                          SERIES I SHARES
                          -----------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          -----------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.              Seeks capital growth and income
                          COMSTOCK FUND -- SERIES II SHARES    through investments in equity
                          (FORMERLY, VAN KAMPEN LIFE           securities, including common stocks,
                          INVESTMENT TRUST -- COMSTOCK         preferred stocks and securities
                          PORTFOLIO -- CLASS II SHARES)        convertible into common and preferred
                                                               stocks.
                          -----------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. EQUITY       Seeks both capital appreciation and
                          AND INCOME FUND -- SERIES II         current income.
                          SHARES (FORMERLY, THE UNIVERSAL
                          INSTITUTIONAL FUNDS, INC. -- EQUITY
                          AND INCOME PORTFOLIO -- CLASS II
                          SHARES)
                          -----------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED           Seeks to maximize total return
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --         consistent with the adviser's
FUND, INC.                CLASS B                              determination of reasonable risk.
                          -----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GLOBAL             Long-term growth of capital.
                          THEMATIC GROWTH PORTFOLIO --
                          CLASS B
                          -----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND         Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          -----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL      Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          -----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP          Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          -----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP          Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          -----------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION              Pursues long-term total return using a
VARIABLE PORTFOLIOS II,   FUND -- CLASS II                     strategy that seeks to protect against
INC.                                                           U.S. inflation.
                          -----------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.           Seeks capital appreciation and,
SERIES FUNDS, INC.        FUND -- CLASS III SHARES             secondarily, income.

                          -----------------------------------------------------------------------------


                                        ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                 AS APPLICABLE)
---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.


---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

---------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

---------------------------------------------------------------------
Seeks capital growth and income         Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
---------------------------------------------------------------------
Seeks both capital appreciation and     Invesco Advisers, Inc.
current income.




---------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein L.P.


---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein L.P.

---------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein L.P.

---------------------------------------------------------------------
Pursues long-term total return using a  American Century Investment strategy that seeks to protect against  Management, Inc.
U.S. inflation.
---------------------------------------------------------------------
Seeks capital appreciation and,         BlackRock Advisors, LLC
secondarily, income.                    (subadvised by BlackRock
                                        Investment Management, LLC)
---------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION        Seeks high total investment return.
                         V.I. FUND -- CLASS III SHARES


                         -----------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES      Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         -----------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA MARSICO GROWTH FUND,      The fund seeks long-term growth of
INSURANCE TRUST I        VARIABLE SERIES -- CLASS A         capital.

                         -----------------------------------------------------------------------------
                         COLUMBIA MARSICO INTERNATIONAL     The fund seeks long-term growth of
                         OPPORTUNITIES FUND, VARIABLE       capital.
                         SERIES -- CLASS B
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                       income.
                         -----------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES          investing in a diversified portfolio of
                                                            high-yield, lower-rated corporate
                                                            bonds, commonly referred to as "junk
                                                            bonds."
                         -----------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                         SERVICE SHARES


                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO --          Seeks income and capital growth
INSURANCE PRODUCTS FUND  SERVICE CLASS 2                    consistent with reasonable risk.











                         -----------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                         APPRECIATION PORTFOLIO -- SERVICE
                         CLASS 2
                         -----------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                         SERVICE CLASS 2                    will also consider the potential for
                                                            capital appreciation. The fund's goal is
                                                            to achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the S&P 500(R) Index.
                         -----------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP GROWTH & INCOME                Seeks high total return through a
                         PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                            capital appreciation.
                         -----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
                                          (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock International Limited)
------------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
                                          (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high-yield, lower-rated corporate
bonds, commonly referred to as "junk
bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
                                          Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                                          Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                       PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                          capital.
                       ------------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------
                       VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------
FRANKLIN TEMPLETON     MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE     CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                            normally invests primarily in U.S. and
                                                          foreign equity securities that the
                                                          manager believes are undervalued.
                       ------------------------------------------------------------------------------
                       TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                       FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                          equity securities of companies located
                                                          anywhere in the world, including those
                                                          in the U.S. and in emerging markets.
                       ------------------------------------------------------------------------------
GE INVESTMENTS FUNDS,  CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
INC.                   CLASS 1 SHARES                     future income.
                       ------------------------------------------------------------------------------
                       MONEY MARKET FUND/1/               Seeks a high level of current income
                                                          consistent with the preservation of
                                                          capital and maintenance of liquidity.
                       ------------------------------------------------------------------------------
                       REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                       CLASS 1 SHARES                     current income and capital
                                                          appreciation.
                       ------------------------------------------------------------------------------
                       SMALL-CAP EQUITY FUND --           Seeks long-term growth of capital.
                       CLASS 1 SHARES





                       ------------------------------------------------------------------------------
                       TOTAL RETURN FUND/2/               Seeks the highest total return,
                                                          composed of current income and
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.

                       ------------------------------------------------------------------------------
                       U.S. EQUITY FUND --                Seeks long-term growth of capital.
                       CLASS 1 SHARES
                       ------------------------------------------------------------------------------
GENWORTH VARIABLE      GENWORTH CALAMOS GROWTH            The fund's investment objective is
INSURANCE TRUST/3/     FUND -- SERVICE SHARES             long-term capital growth.

                       ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc. and SouthernSun
                                           Asset Management, Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Kennedy Capital
capital appreciation, as is consistent     Management, Inc., Urdang Securities
with prudent investment risk.              Management, Inc. and Palisade
                                           Capital Management, L.L.C.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital growth.                  Management, Inc. (subadvised by
                                           Calamos Advisors LLC)
-------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                      SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
                      GENWORTH DAVIS NY VENTURE          The fund's investment objective is
                      FUND -- SERVICE SHARES             long-term growth of capital.

                      ------------------------------------------------------------------------------
                      GENWORTH EATON VANCE LARGE CAP     The fund's investment objective is to
                      VALUE FUND -- SERVICE SHARES       seek total return.

                      ------------------------------------------------------------------------------
                      GENWORTH ENHANCED INTERNATIONAL    The fund's investment objective is to
                      INDEX FUND -- SERVICE SHARES       outperform the Morgan Stanley Capital
                                                         International Europe, Australasia and Far
                                                         East Index ("MSCI EAFE Index") while
                                                         maintaining a market level of risk.
                      ------------------------------------------------------------------------------
                      GENWORTH GOLDMAN SACHS             The fund's investment objective is to
                      ENHANCED CORE BOND INDEX           seek to outperform the total return
                      FUND -- SERVICE SHARES             performance of the Barclays Capital
                                                         Aggregate Bond Index (the "Bond
                                                         Index") while maintaining a risk level
                                                         commensurate with the Bond Index.
                      ------------------------------------------------------------------------------
                      GENWORTH LEGG MASON                The fund's investment objective is to
                      CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                      FUND -- SERVICE SHARES
                      ------------------------------------------------------------------------------
                      GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                      FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                         the S&P 500 Index.

                      ------------------------------------------------------------------------------
                      GENWORTH PYRAMIS(R) SMALL/MID      The fund's investment objective is
                      CAP CORE FUND -- SERVICE SHARES    long-term capital appreciation.
                      (FORMERLY, GENWORTH COLUMBIA
                      MID CAP VALUE FUND -- SERVICE
                      SHARES)
                      ------------------------------------------------------------------------------
JANUS ASPEN SERIES    BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                      SHARES                             consistent with preservation of capital
                                                         and balanced by current income.
                      ------------------------------------------------------------------------------
                      FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                      ------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
                      MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED FUND/         Seeks a high total investment return,
ACCOUNT FUNDS         VA -- SERVICE SHARES               which includes current income and
                                                         capital appreciation.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                      APPRECIATION FUND/VA -- SERVICE    in securities of well-known,
                      SHARES                             established companies.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                      FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                         assets in securities of foreign issuers,
                                                         "growth type" companies, cyclical
                                                         industries and special situations that
                                                         are considered to have appreciation
                                                         possibilities.
                      ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term growth of capital.               Management, Inc. (subadvised by
                                           Davis Selected Advisers, L.P.)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return.                         Management, Inc. (subadvised by
                                           Eaton Vance Management)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
outperform the Morgan Stanley Capital      Management, Inc.
International Europe, Australasia and Far
East Index ("MSCI EAFE Index") while
maintaining a market level of risk.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
         ClearBridge Advisors, LLC)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
         Pyramis Global Advisors, LLC)


----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital
consistent with preservation of capital    Management LLC
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital
long-term growth of capital.               Management LLC
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET FUND/      Seeks high total return.
                       VA -- SERVICE SHARES
                       ----------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL-     Seeks capital appreciation.
                       & MID- CAP FUND(R)/VA -- SERVICE
                       SHARES (FORMERLY, OPPENHEIMER
                       MAIN STREET SMALL CAP FUND/VA --
                       SERVICE SHARES)
                       ----------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ----------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
WELLS FARGO VARIABLE   WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
TRUST                  GROWTH FUND -- CLASS 2             appreciation.
                       (FORMERLY, EVERGREEN VARIABLE
                       ANNUITY TRUST -- EVERGREEN VA
                       OMEGA FUND -- CLASS 2)
                       ----------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks high total return.                 OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation.              OppenheimerFunds, Inc.




----------------------------------------------------------------------------
Seeks maximum real return consistent     Pacific Investment Management
with preservation of real capital and    Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (sub-advised by Wells Capital
       Management Incorporated)


----------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                         SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                         ---------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP ASSET MANAGER/SM/ PORTFOLIO -- Seeks to obtain high total return with
INSURANCE PRODUCTS FUND  SERVICE CLASS 2                    reduced risk over the long term by
                                                            allocating its assets among stocks,
                                                            bonds, and short-term instruments.









                         ---------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE   GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
INSURANCE TRUST          FUND
                         ---------------------------------------------------------------------------
MFS(R) VARIABLE          MFS(R) NEW DISCOVERY SERIES --     The fund's investment objective is to
INSURANCE TRUST          SERVICE CLASS SHARES               seek capital appreciation.
                         ---------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
                                        L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:



                         SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                         ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO VAN KAMPEN V.I. CAPITAL  Seeks capital growth.
FUNDS (INVESCO VARIABLE  GROWTH FUND -- SERIES II SHARES
INSURANCE FUNDS)         (FORMERLY VAN KAMPEN LIFE
                         INVESTMENT TRUST -- CAPITAL
                         GROWTH PORTFOLIO -- CLASS II
                         SHARES)
                         ---------------------------------------------------------------------------
LEGG MASON PARTNERS      LEGG MASON CLEARBRIDGE VARIABLE  Seeks to provide a high level of current
VARIABLE EQUITY TRUST    EQUITY INCOME BUILDER            income. Long-term capital
                         PORTFOLIO -- CLASS II            appreciation will be its secondary
                                                          objective.This objective may be
                                                          changed without shareholder approval.
                         ---------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks capital growth.                     Invesco Advisers, Inc.





----------------------------------------------------------------------------
Seeks to provide a high level of current  Legg Mason Partners Fund Advisor,
income. Long-term capital                 LLC (subadvised by ClearBridge
appreciation will be its secondary        Advisors, LLC)
objective.This objective may be
changed without shareholder approval.
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:



                         SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                         ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. BASIC VALUE FUND --  Long-term growth of capital.
FUNDS (INVESCO VARIABLE  SERIES II SHARES
INSURANCE FUNDS)
                         ---------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK LARGE CAP GROWTH V.I.   Seeks long-term capital growth.
SERIES FUNDS, INC.       FUND -- CLASS III SHARES

                         ---------------------------------------------------------------------------
GE INVESTMENTS           INCOME FUND -- CLASS 1 SHARES     Seeks maximum income consistent
FUNDS, INC.                                                with prudent investment management
                                                           and the preservation of capital.
                         ---------------------------------------------------------------------------
                         MID-CAP EQUITY FUND -- CLASS 1    Seeks long-term growth of capital and
                         SHARES/1/                         future income.
                         ---------------------------------------------------------------------------
                         PREMIER GROWTH EQUITY FUND --     Seeks long-term growth of capital and
                         CLASS 1 SHARES                    future income rather than current
                                                           income.
                         ---------------------------------------------------------------------------
                         S&P 500(R) INDEX FUND/2/          Seeks growth of capital and
                                                           accumulation of income that
                                                           corresponds to the investment return of
                                                           S&P's 500 Composite Stock Index.
                         ---------------------------------------------------------------------------
LEGG MASON PARTNERS      LEGG MASON CLEARBRIDGE VARIABLE   Seeks capital appreciation. This
VARIABLE EQUITY TRUST    AGGRESSIVE GROWTH PORTFOLIO --    objective may be changed without
                         CLASS II                          shareholder approval.
                         ---------------------------------------------------------------------------
                         LEGG MASON CLEARBRIDGE VARIABLE   Seeks long-term capital growth with
                         FUNDAMENTAL ALL CAP VALUE         income as a secondary consideration.
                         PORTFOLIO -- CLASS I              This objective may be changed without
                                                           shareholder approval.
                         ---------------------------------------------------------------------------
MFS(R) VARIABLE          MFS(R) INVESTORS TRUST SERIES --  The fund's investment objective is to
INSURANCE TRUST          SERVICE CLASS SHARES              seek capital appreciation.
                         ---------------------------------------------------------------------------
OPPENHEIMER VARIABLE     OPPENHEIMER SMALL- & MID-CAP      Seeks capital appreciation by investing
ACCOUNT FUNDS            GROWTH FUND/VA -- SERVICE         in "growth type" companies.
                         SHARES
                         ---------------------------------------------------------------------------
RYDEX VARIABLE TRUST     NASDAQ -- 100(R) FUND/3/          Seeks to provide investment results
                                                           that correspond to a benchmark for
                                                           over-the-counter securities. The
                                                           portfolio's current benchmark is the
                                                           NASDAQ 100 Index(TM).
                         ---------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.


---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
 (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)
---------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.

---------------------------------------------------------------------------
Seeks to provide investment results      Rydex Advisors II, LLC
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------


                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /3/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:


                             SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                             --------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE  FRANKLIN INCOME SECURITIES FUND --     Seeks to maximize income while
INSURANCE PRODUCTS TRUST     CLASS 2 SHARES                         maintaining prospects for capital
                                                                    appreciation. The fund normally
                                                                    invests in both equity and debt
                                                                    securities.
                             --------------------------------------------------------------------------
                             FRANKLIN TEMPLETON VIP FOUNDING FUNDS  Seeks capital appreciation, with
                             ALLOCATION FUND -- CLASS 2 SHARES/1/   income as a secondary goal. The
                                                                    fund normally invests equal
                                                                    portions in Class 1 shares of
                                                                    Franklin Income Securities Fund;
                                                                    Mutual Shares Securities Fund;
                                                                    and Templeton Growth
                                                                    Securities Fund.
                             --------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
SUBACCOUNT INVESTING IN                        AS APPLICABLE)
------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND --     Franklin Advisers, Inc.
CLASS 2 SHARES



------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS  Franklin Templeton Services, LLC
ALLOCATION FUND -- CLASS 2 SHARES/1/   (the fund's administrator)






------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

INFORMATION ABOUT THE GENWORTH VARIABLE INSURANCE TRUST. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM, "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts, and administrative services fees payable to the Company. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, if applicable, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio and also pays administrative service fees at an annual rate of 0.25% of its average daily net assets for certain administrative services relating to the Genworth VIT Portfolio. THROUGH YOUR INDIRECT INVESTMENT IN THE GENWORTH VIT PORTFOLIOS, YOU PAY A PROPORTIONATE SHARE OF THESE EXPENSES AND, BECAUSE GFWM IS AN AFFILIATE OF THE COMPANY, THE COMPANY MAY INDIRECTLY BENEFIT AS A RESULT OF MANAGEMENT AND OTHER FEES RECEIVED BY GFWM AND ITS AFFILIATES FROM A GENWORTH VIT PORTFOLIO. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

The Genworth Enhanced International Index Fund is a "fund of funds" that pursues its investment objective by investing in exchange-traded funds and index funds. Because the Portfolio pursues its goals by investing in underlying funds, you will bear a proportionate share of the Portfolio's operating expenses and, also, indirectly, the operating expenses of the underlying funds. A Portfolio, as shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. More information about the Portfolio and the underlying funds, including information about the fees and expenses of the Portfolio and the underlying funds, can be found in the prospectus for the Portfolio.

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees and administrative service fees) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio and/or the adviser and/or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2010 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund



GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares
  Total Return Fund -- Class 3 Shares

Genworth Variable Insurance Trust:
  Genworth Calamos Growth Fund -- Service Shares


  Genworth Davis NY Venture Fund -- Service Shares
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares
  Genworth Enhanced International Index Fund -- Service Shares

  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares

  Genworth PIMCO StocksPLUS Fund -- Service Shares

  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly, Genworth Columbia Mid Cap Value Fund -- Service Shares)


PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II


Wells Fargo Variable Trust:
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2 (formerly, Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2)

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2010 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds

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Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance
Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Genworth Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how

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to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that have not purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a

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


category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

The Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model. Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios that have sub-advisers -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of those GVIT Portfolios. The Genworth Enhanced International Index Fund is advised by GFWM but does not have a sub-adviser. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the sub-advised GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.

In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset

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Allocation Models or certain Designated Subaccounts. Therefore, investment in an Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the GVIT Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the GVIT Portfolios are Designated Subaccounts.

BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any

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action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options.

If you purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D, or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of

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


the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.


                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            BUILD YOUR OWN
                                        ASSET ALLOCATION MODEL
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS




                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     0%      1%      1%      2%      2%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     16%     20%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     16%     20%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Genworth PYRAMIS(R) Small/Mid
                             Cap Core Fund -- Service
                             Shares (formerly, Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares)                1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Oppenheimer Main Street
                             Small- & Mid- Cap Fund(R)/VA
                             -- Service Shares (formerly,
                             Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares)    2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      3%
                             ----------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                            1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      2%      4%      4%      6%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      5%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     22%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      3%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


                     CORE ASSET CLASS                                                                   FIXED INCOME ASSET
                      (20% TO 80%)                             SPECIALTY ASSET CLASS (0% TO 20%)        CLASS (20% TO 60%)
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --     AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                     Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B    AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares          Portfolio -- Class B                    Genworth Goldman Sachs
BlackRock Global Allocation V.I. Fund -- Class III Shares   AllanceBernstein Small Cap Growth         Enhanced Core Bond
Columbia Marsico Growth Fund, Variable Series -- Class A     Portfolio -- Class B                     Index Fund -- Service
Fidelity VIP Balanced Portfolio -- Service Class 2          American Century VP Inflation             Shares
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2      Protection Fund -- Class II             PIMCO VIT Long-Term U.S.
Fidelity VIP Equity-Income Portfolio -- Service Class 2     BlackRock Value Opportunities V.I. Fund   Government Portfolio --
Fidelity VIP Growth & Income Portfolio -- Service Class 2    -- Class III Shares                      Administrative Class
Franklin Templeton VIP Mutual Shares Securities Fund --     Columbia Marsico International            Shares
 Class 2 Shares                                              Opportunities Fund, Variable Series --  PIMCO VIT Low Duration
Franklin Templeton VIP Templeton Growth Securities           Class B                                  Portfolio --
 Fund -- Class 2 Shares                                     Eaton Vance VT Floating-Rate Income Fund  Administrative Class
GE Investments Funds Core Value Equity Fund --              Federated High Income Bond Fund II --     Shares
 Class 1 Shares                                              Service Shares                          PIMCO VIT Total Return
GE Investments Funds Total Return Fund -- Class 3 Shares    Federated Kaufmann Fund II -- Service     Portfolio --
GE Investments Funds U.S. Equity Fund -- Class 1 Shares      Shares                                   Administrative Class
Genworth Davis NY Venture Fund -- Service Shares            Fidelity VIP Dynamic Capital              Shares
Genworth Eaton Vance Large Cap Value Fund -- Service         Appreciation Portfolio -- Service
 Shares                                                      Class 2
Genworth PIMCO StocksPLUS Fund -- Service Shares            Fidelity VIP Growth Portfolio --
Invesco V.I. Core Equity Fund -- Series I shares             Service Class 2
Invesco V.I. International Growth Fund -- Series II shares  Fidelity VIP Mid Cap Portfolio --
Invesco Van Kampen V.I. Comstock Fund -- Series II shares    Service Class 2
 (formerly, Van Kampen Life Investment Trust -- Comstock    Fidelity VIP Value Strategies Portfolio
 Portfolio -- Class II Shares)                               -- Service Class 2
Invesco Van Kampen V.I. Equity and Income Fund -- Series    GE Investments Funds Real Estate
 II shares (formerly, The Universal Institutional Funds,     Securities Fund -- Class 1 Shares
 Inc. -- Equity and Income Portfolio -- Class II Shares)    GE Investments Funds Small-Cap Equity
Janus Aspen Balanced Portfolio -- Service Shares             Fund -- Class 1 Shares
MFS(R) Total Return Series -- Service Class Shares          Genworth Calamos Growth Fund -- Service
Oppenheimer Balanced Fund/VA -- Service Shares               Shares
Oppenheimer Capital Appreciation Fund/VA -- Service         Genworth Enhanced International Index
 Shares                                                      Fund -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares     Genworth Legg Mason Partners Aggressive
Oppenheimer Main Street Fund/VA -- Service Shares            Growth Fund -- Service Shares
                                                            Genworth PYRAMIS(R) Small/Mid Cap Core
                                                             Fund -- Service Shares (formerly,
                                                             Genworth Columbia Mid Cap Value Fund
                                                             -- Service Shares)
                                                            Invesco V.I. Capital Appreciation Fund
                                                             -- Series I shares
                                                            Janus Aspen Forty Portfolio -- Service
                                                             Shares
                                                            MFS(R) Utilities Series -- Service
                                                             Class Shares
                                                            Oppenheimer Main Street Small- & Mid-
                                                             Cap Fund(R)/VA -- Service Shares
                                                             (formerly, Oppenheimer Main Street
                                                             Small Cap Fund/VA -- Service Shares)
                                                            PIMCO VIT All Asset Portfolio --
                                                             Advisor Class Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares
                                                            Prudential Jennison Portfolio -- Class
                                                             II Shares
                                                            Prudential Jennison 20/20 Focus
                                                             Portfolio -- Class II Shares
                                                            Prudential Natural Resources Portfolio
                                                             -- Class II Shares
                                                            Wells Fargo Advantage VT Omega Growth
                                                             Fund -- Class 2 (formerly, Evergreen
                                                             Variable Annuity Trust -- Evergreen VA
                                                             Omega Fund -- Class 2)


CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first four years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. The surrender charge is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE    THE SURRENDERED OR
   RECEIVED THE         WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  5%
         2                  4%
         3                  2%
     4 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of either of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.70% of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.55% and an administrative expense charge at an effective annual rate of 0.15%. The deductions from the Separate Account are reflected in your Contract Value.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
------------------------------------------------------------------------------
   Single or Joint Annuitant Contract         0.95% of benefit base
------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
------------------------------------------------------------------------------
   Single or Joint Annuitant Contract         0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
------------------------------------------------------------------------------
   Single or Joint Annuitant Contract         0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
------------------------------------------------------------------------------
   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
------------------------------------------------------------------------------
   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
------------------------------------------------------------------------------
   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
------------------------------------------------------------------------
        Single Annuitant Contract    0.75% of benefit base
        ----------------------------------------------------------------

        Joint Annuitant Contract     0.85% of benefit base
------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
------------------------------------------------------------------------
        Single Annuitant Contract    0.75% of benefit base PLUS 0.15%
                                     of value of Principal Protection
                                     Death Benefit
        ----------------------------------------------------------------

        Joint Annuitant Contract     0.85% of benefit base PLUS 0.15%
                                     of value of Principal Protection
                                     Death Benefit
------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
------------------------------------------------------------------------
        Single Annuitant Contract    0.75% of benefit base PLUS 0.40%
                                     of value of Principal Protection
                                     Death Benefit
        ----------------------------------------------------------------

        Joint Annuitant Contract     0.85% of benefit base PLUS 0.40%
                                     of value of Principal Protection
                                     Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus


Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

We assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Payment Optimizer Plus

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

Principal Protection A
dvantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

We charge you for expenses related to Principal Protection Advantage, if you elected this option at the time of application. This charge is deducted from the Separate Account, computed daily, currently equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

OTHER CHARGES

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

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The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. Your rights and benefits are described below and in the contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035

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treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elected Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan if you elected the rider at the time of application and you elect to take income payments under the rider.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, except for an assignment of the benefits provided under Principal Protection Advantage, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

You may assign the benefits provided by either of the Payment Protection Rider Options. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of either of the Payment Protection Rider Options.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract

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and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $10,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, according to your instructions. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of any purchase payment that you can put into any one Subaccount must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges,

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administrative expense charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008 and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets among the Subaccounts of the Separate Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions imposed by the contract and as stated below. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts. We may postpone transfers to, from or among the Subaccounts under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Service Center, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable

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treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts by calling or electronically contacting us provided we receive written authorization at our Service Center to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our

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systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and

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without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making

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purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

  . when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in

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a calendar year. Any withdrawals taken from your contract while the Defined
Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $5,000. If your partial withdrawal request would reduce your Contract Value to less than $5,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) your Contract Value (after deduction on any charge for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis in proportion to your assets allocated to the Separate Account. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own

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Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial withdrawal (including a partial withdrawal taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any purchase payments in the contract and then from any gain earned. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

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   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $5,000. If a Systematic Withdrawal would cause the Contract Value to be less than $5,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the free amount that you may withdraw in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE RIDER OPTIONS

We currently offer Lifetime Income Plus Solution under this prospectus. Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008 are no longer available for contracts issued on or after May 1, 2007, December 10, 2007, and November 24, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These rider options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. SEE the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

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THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED,
WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

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Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment
Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares)


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds --

       Oppenheimer Balanced Fund/VA -- Service Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract.

Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR HOME OFFICE AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death

Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
----------------------------------------------------------------------------

                Single or Joint Annuitant     0.95% of benefit base
                Contract
----------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
----------------------------------------------------------------------------

                Single or Joint Annuitant     0.95% of benefit base PLUS
                Contract                      0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
----------------------------------------------------------------------------

                Single or Joint Annuitant     0.95% of benefit base PLUS
                Contract                      0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
----------------------------------------------------------------------------

                Single or Joint Annuitant     0.85% of benefit base
                Contract
----------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
----------------------------------------------------------------------------

                Single or Joint Annuitant     0.85% of benefit base PLUS
                Contract                      0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
----------------------------------------------------------------------------

                Single or Joint Annuitant     0.85% of benefit base PLUS
                Contract                      0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56            97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57            94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58            91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59            88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60            85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61            82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62            79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63            75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64            72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65            69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66            55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67            41,632         11,000        27,914        200,000     100,000     189,830       200,000       47,373
    68            27,914         11,000        14,470        200,000     100,000     189,830       200,000       26,914
    69            14,470         11,000         1,295        200,000     100,000     189,830       200,000        2,835
    70             1,295         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57            93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58            90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59            87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60            84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61            80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62            77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63            74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64            71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65            67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66            53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67            39,518         11,000        25,687        200,000     100,000     189,830       200,000       67,000
    68            25,687         11,000        12,154        200,000     100,000     189,830       200,000       56,000
    69            12,154         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53           106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54           114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55           122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56           131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57           140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58           149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59           160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60           171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61           183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62           196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63           210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64           224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65           240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66           243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67           246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68           249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69           252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70           256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71           250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72           254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73           260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74           267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75           274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76           281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77           288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78           295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79           302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80           310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81           317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82           325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83           334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84           342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85           350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86           359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87           368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88           377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89           387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90           397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73           106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74           114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75           122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76           131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77           140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78           149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79           160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80           171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81           183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82           196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83           195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84           194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85           193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86           192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87           191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88           189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89           188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90           186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73           106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74           113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75           120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76           128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77           137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78           146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79           155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80           166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81           177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82           189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83           188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84           186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85           185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86           183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87           182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88           180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89           178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90           177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

Lifetime Income Plus 2008 was available for purchase with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of

Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares)


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program, when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your

Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and
(b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the

Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract           0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------


Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitants will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54            97,205             --        94,418        100,000     112,360       112,360      100,000
    55            94,418             --        91,637        100,000     119,102       119,102      100,000
    56            91,637             --        88,857        100,000     126,248       126,248      100,000
    57            88,857             --        86,076        100,000     133,823       133,823      100,000
    58            86,076             --        83,291        100,000     141,852       141,852      100,000
    59            83,291             --        80,497        100,000     150,363       150,363      100,000
    60            80,497             --        77,692        100,000     159,385       159,385      100,000
    61            77,692             --        74,871        100,000     168,948       168,948      100,000
    62            74,871             --        72,030        100,000     179,085       179,085      100,000
    63            72,030             --        69,166        100,000     189,830       189,830      100,000
    64            69,166             --        66,274        100,000     201,220       201,220      100,000
    65            66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66            51,617         11,731        37,254        100,000     213,293       213,293       61,968
    67            37,254         11,731        23,178        100,000     213,293       213,293       41,144
    68            23,178         11,731         9,384        100,000     213,293       213,293       18,285
    69             9,384         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54            97,055             --        94,121        100,000     112,360       112,360      100,000
    55            94,121             --        91,196        100,000     119,102       119,102      100,000
    56            91,196             --        88,275        100,000     126,248       126,248      100,000
    57            88,275             --        85,356        100,000     133,823       133,823      100,000
    58            85,356             --        82,435        100,000     141,852       141,852      100,000
    59            82,435             --        79,508        100,000     150,363       150,363      100,000
    60            79,508             --        76,573        100,000     159,385       159,385      100,000
    61            76,573             --        73,624        100,000     168,948       168,948      100,000
    62            73,624             --        70,658        100,000     179,085       179,085      100,000
    63            70,658             --        67,672        100,000     189,830       189,830      100,000
    64            67,672             --        64,659        100,000     201,220       201,220      100,000
    65            64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66            49,903         11,731        35,459        100,000     213,293       213,293       76,538
    67            35,459         11,731        21,322        100,000     213,293       213,293       64,807
    68            21,322         11,731         7,485        100,000     213,293       213,293       53,076
    69             7,485         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74            97,205             --        94,418        100,000     112,360       112,360      100,000
    75            94,418             --        91,637        100,000     119,102       119,102      100,000
    76            91,637             --        88,857        100,000     126,248       126,248      100,000
    77            88,857             --        86,076        100,000     133,823       133,823      100,000
    78            86,076             --        83,291        100,000     141,852       141,852      100,000
    79            83,291             --        80,497        100,000     150,363       150,363      100,000
    80            80,497             --        77,692        100,000     159,385       159,385      100,000
    81            77,692             --        74,871        100,000     168,948       168,948      100,000
    82            74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83            59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84            44,426         12,536        29,658        100,000     179,085       179,085       45,280
    85            29,658         12,536        15,186        100,000     179,085       179,085       24,804
    86            15,186         12,536         1,003        100,000     179,085       179,085        1,837
    87             1,003         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74            96,805             --        93,626        100,000     112,360       112,360      100,000
    75            93,626             --        90,460        100,000     119,102       119,102      100,000
    76            90,460             --        87,304        100,000     126,248       126,248      100,000
    77            87,304             --        84,155        100,000     133,823       133,823      100,000
    78            84,155             --        81,008        100,000     141,852       141,852      100,000
    79            81,008             --        77,860        100,000     150,363       150,363      100,000
    80            77,860             --        74,707        100,000     159,385       159,385      100,000
    81            74,707             --        71,546        100,000     168,948       168,948      100,000
    82            71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83            55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84            40,590         12,536        25,649        100,000     179,085       179,085       62,392
    85            25,649         12,536        11,058        100,000     179,085       179,085       49,856
    86            11,058         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67           101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68           102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69           104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70           106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71           108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72           109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73           111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74           113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75           115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76           117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77           119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78           122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79           124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80           126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81           128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82           130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83           133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84           135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85           137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86           140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87           142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88           145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89           147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90           150,244         8,263         152,873       150,244     106,000       150,244      152,873
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67            101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68            102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69            103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70            105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71            107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72            108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73            110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74            112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75            114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76            115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77            117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78            119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79            121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80            123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81            125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82            127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83            129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84            131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85            133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86            135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87            138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88            140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89            142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90            144,702         7,959         147,005       144,702     106,000       144,702      147,005
--------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider

Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, and the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Service Center in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Service Center to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100.

    THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH
     BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus 2007 must be elected at application. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    63          $100,000            --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813        $8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,118        100,000     140,000      58,000
    75            38,118         8,400         28,956        100,000     140,000      49,600
    76            28,956         8,400         19,977        100,000     140,000      41,200
    77            19,977         8,400         11,177        100,000     140,000      32,800
    78            11,177         8,400          2,554        100,000     140,000      24,400
    79             2,554         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    78          $100,000            --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237        $8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,763        100,000     125,000      47,500
    88            31,763         8,750         22,378        100,000     125,000      38,750
    89            22,378         8,750         13,180        100,000     125,000      30,000
    90            13,180         8,750          4,167        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

The Rider Death Benefit will be (a) MINUS (b), where:

   (a) is the Rider Death Benefit; and

   (b) is the Rider Death Benefit multiplied by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Service Center in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

NOTIFICATION. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

This benefit is not available to you if your benefit is: (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy;
(ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------

               RESTORE PROVISION               RESET PROVISION
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 85 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY, TO NO LESS THAN ANNUALLY, SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.


DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,655        100,000      50,500
   74        37,655         5,500         31,402        100,000      45,000
   75        31,402         5,500         25,274        100,000      39,500
   76        25,274         5,500         19,269        100,000      34,000
   77        19,269         5,500         13,383        100,000      28,500
   78        13,383         5,500          7,616        100,000      23,000
   79         7,616         5,500              0        100,000      17,500
   80             0         5,500              0        100,000      12,000
   81             0         5,500              0        100,000       6,500
   82             0         5,500              0        100,000       1,000
   83             0         5,500              0        100,000           0
   84             0         5,500              0        100,000           0
   85             0         5,500              0        100,000           0
   86             0         5,500              0        100,000           0
   87             0         5,500              0        100,000           0
   88             0         5,500              0        100,000           0
   89             0         5,500              0        100,000           0
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a withdrawal factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $102,500      $100,000     $94,500
   66       102,500         5,638         105,063       102,500      88,863
   67       105,063         5,778         107,689       105,063      83,084
   68       107,689         5,923         110,381       107,689      77,161
   69       110,381         6,071         113,141       110,381      71,090
   70       113,141         6,223         115,969       113,141      64,867
   71       115,969         6,378         118,869       115,969      58,489
   72       118,869         6,538         121,840       118,869      51,951
   73       121,840         6,701         124,886       121,840      45,250
   74       124,886         6,869         128,008       124,886      38,381
   75       128,008         7,040         131,209       128,008      31,341
   76       131,209         7,216         134,489       131,209      24,124
   77       134,489         7,397         137,851       134,489      16,728
   78       137,851         7,582         141,297       137,851       9,146
   79       141,297         7,771         144,830       141,297       1,374
   80       144,830         7,966         148,451       144,830           0
   81       148,451         8,165         152,162       148,451           0
   82       152,162         8,369         155,966       152,162           0
   83       155,966         8,578         159,865       155,966           0
   84       159,865         8,793         163,862       159,865           0
   85       163,862         9,012         167,958       163,862           0
   86       167,958         9,238         172,157       167,958           0
   87       172,157         9,469         176,461       172,157           0
   88       176,461         9,705         180,873       176,461           0
   89       180,873         9,948         185,394       180,873           0
   --------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                                   WITHDRAWAL
                      WITHDRAWALS                   LIMIT -   WITHDRAWAL  RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BEFORE     BASE -     BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    WITHDRAWAL END OF YEAR END OF YEAR
-------------------------------------------------------------------------------------
65      $100,000        $7,000        $101,000       $5,500    $ 93,000     $93,000
66       101,000         7,000         102,080        5,555      94,000      86,000
67       102,080         7,000         103,246        5,614      95,080      79,000
68       103,246         7,000         104,506        5,679      96,246      72,000
69       104,506         7,000         105,867        5,748      97,506      65,000
70       105,867         7,000         107,336        5,823      98,867      58,000
71       107,336         7,000         108,923        5,903     100,336      51,000
72       108,923         7,000         110,637        5,991     101,923      44,000
73       110,637         7,000         112,488        6,085     103,637      37,000
74       112,488         7,000         114,487        6,187     105,488      30,000
75       114,487         7,000         116,645        6,297     107,487      23,000
76       116,645         7,000         118,977        6,416     109,645      16,000
77       118,977         7,000         121,495        6,544     111,977       9,000
78       121,495         7,000         124,215        6,682     114,495       2,000
79       124,215         7,000         127,152        6,832     117,215           0
80       127,152         7,000         130,324        6,993     120,152           0
81       130,324         7,000         133,750        7,168     123,324           0
82       133,750         7,000         137,450        7,356     126,750           0
83       137,450         7,000         141,446        7,560     130,450           0
84       141,446         7,000         145,762        7,780     134,446           0
85       145,762         7,000         150,423        8,017     138,762           0
86       150,423         7,000         155,457        8,273     143,423           0
87       155,457         7,000         160,893        8,550     148,457           0
88       160,893         7,000         166,765        8,849     153,893           0
89       166,765         7,000         173,106        9,172     159,765           0
-------------------------------------------------------------------------------------

Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus or Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION OF YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares)


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.

THE DEATH BENEFIT

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner who is not also an Annuitant or Joint Annuitant dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Service Center.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Service Center of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A for an example of the calculation of the Basic Death Benefit.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

TERMINATION OF DEATH BENEFIT RIDER OPTION WHEN CONTRACT ASSIGNED OR SOLD

The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner (or the Annuitant or Joint Annuitant if any owner or joint owner is a non-natural entity); or

   (2) the Annuitant or Joint Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

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We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

PAYMENT CHOICES: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made the default payment choice described below will apply):

   (1) receive the proceeds in one lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in one lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, payments will default to payment choice 2.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

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Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities.

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For Qualified Contracts, the required minimum distribution provisions of the
Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Service Center), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Principal Protection Advantage" provision in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments up to the time income payments begin, to any date at least 13 months after your Contract Date and within one year of the last Annuity Commencement Date. The new Annuity Commencement Date cannot be a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Service Center prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; or (ii) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with 10 Years Period Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the

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"Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in one sum.

The contract provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

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   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract unless you have fully annuitized under either of the Payment Protection Rider Options:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the

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payment will be made within seven days in accordance with the "Surrenders and
Partial Withdrawals" provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the General Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, times the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units. On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. We will not assess a charge on such transfers. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. We reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

PAYMENT PROTECTION RIDER OPTIONS

We discuss two Payment Protection Rider Options in this prospectus: Principal Protection Advantage and Payment Optimizer Plus. These Payment Protection Rider Options are discussed in separate sections below. Principal Protection
Advantage is not available for contracts issued on or after January 5, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or

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additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Service Center at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares)

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds --Oppenheimer Balanced Fund/VA -- Service Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.



All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE. If all of the Annuitants are ages 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Service Center at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

MONTHLY INCOME

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

HOW INCOME PAYMENTS ARE CALCULATED

GUARANTEED PAYMENT FLOOR. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

SUBSEQUENT MONTHLY INCOME. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, MINUS 12 multiplied by the subsequent level income amount for the current annuity year.
The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                   LEVEL   GUARANTEED CHANGE IN  ADJUSTMENT            NET
         ANNUAL   INCOME    PAYMENT   ADJUSTMENT  ACCOUNT             ANNUAL
 ANNUITY INCOME   AMOUNT     FLOOR     ACCOUNT    BALANCE   MONTHLY INVESTMENT
  YEAR   AMOUNT  (MONTHLY) (MONTHLY)  (ANNUALLY) (MONTHLY)  INCOME    RETURN
 -----------------------------------------------------------------------------
    1    $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
    2      7,879     657       750       1,121      2,463      750     7.0%
    3      8,106     676       750         894      3,357      750     7.0%
    4      8,340     695       750         660      4,017      750     7.0%
    5      8,581     715       750         419      4,436      750     7.0%
    6      8,828     736       750         172      4,608      750     7.0%
    7      9,083     757       750         (83)     4,525      750     7.0%
    8      9,345     779       750        (345)     4,181      750     7.0%
    9      9,614     801       750        (614)     3,566      750     7.0%
   10      9,892     824       750        (892)     2,675      750     7.0%
   11     10,177     848       750      (1,177)     1,498      750     7.0%
   12     10,471     873       750      (1,471)        27      750     7.0%
   13     10,773     898       750         (27)         0      895     7.0%
   14     11,083     924       750           0          0      924     7.0%
   15     11,403     950       750           0          0      950     7.0%
   16     11,732     978       750           0          0      978     7.0%
   17     12,070   1,006       750           0          0    1,006     7.0%
   18     12,419   1,035       750           0          0    1,035     7.0%
   19     12,777   1,065       750           0          0    1,065     7.0%
   20     13,145   1,095       750           0          0    1,095     7.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $100,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 9% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor MINUS the level income amount, multiplied by 12, while the adjustment account is greater than zero.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) The monthly income is the greater of the level income amount MINUS the prior adjustment account balance divided by 12, and the guaranteed payment floor.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  an owner may name only his or her spouse as a joint owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . if you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a joint owner or Joint Annuitant only.


  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following example shows how Payment Optimizer Plus works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The example also assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or partial withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                               ADDITIONAL
                      MONTHLY                                    DEATH
               ANNUAL  LEVEL  GUARANTEED          ADJUSTMENT    PROCEEDS
       ANNUITY INCOME INCOME   PAYMENT   MONTHLY    ACCOUNT    (BEGINNING
        YEAR   AMOUNT AMOUNT    FLOOR    INCOME  (END OF YEAR)  OF YEAR)
       ------------------------------------------------------------------
          1    $6,517  $543      $583     $583      $  483      $100,000
          2     6,266   522       583      583       1,217        93,000
          3     6,025   502       583      583       2,191        86,000
          4     5,794   483       583      583       3,398        79,000
          5     5,571   464       583      583       4,827        72,000
       ------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal the income base minus the sum of all monthly income paid.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares

       (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares)


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA-- Service Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.


If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.


All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

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



On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

   Full Conversion of Benefit Base to Income Base

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = $125,000
   Income base = $100,000

   Partial Conversion of Benefit Base to Income Base -- Up Market

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $75,000
   Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
   Income base = $100,000 x $50,000/$125,000 = $40,000

   Partial Conversion of Benefit Base to Income Base --Down Market

   Initial purchase payment = $100,000
   Initial benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $80,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $30,000
   Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
   Income base = $100,000 x $50,000/$80,000 = $62,500

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

RESET OF BENEFIT BASE. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

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



Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS ARE CALCULATED

INITIAL INCOME PAYMENT. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

SUBSEQUENT INCOME PAYMENTS. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

THE ADJUSTMENT ACCOUNT. An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero. One is through repayment of the advanced amounts by future performance of the Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor.

Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, MINUS 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.
The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                        GUARANTEED CHANGE IN  ADJUSTMENT               NET
         ANNUAL  LEVEL   PAYMENT   ADJUSTMENT  ACCOUNT    MONTHLY     ANNUAL
 ANNUITY INCOME  INCOME   FLOOR     ACCOUNT    BALANCE     INCOME   INVESTMENT
  YEAR   AMOUNT  AMOUNT (MONTHLY)  (MONTHLY)  (ANNUALLY) (ANNUALLY)   RETURN
 -----------------------------------------------------------------------------
    1    $12,000 $1,000   $1,100    $ 1,200     $1,200     $1,100       8.1%
    2     12,600  1,050    1,100        600      1,800      1,100       7.9%
    3     13,200  1,100    1,100          0      1,800      1,100       7.7%
    4     13,800  1,150    1,100       -600      1,200      1,100       7.5%
    5     14,400  1,200    1,100     -1,200          0      1,100       7.3%
    6     15,000  1,250    1,100          0          0      1,250       7.1%
    7     15,600  1,300    1,100          0          0      1,300     -20.8%
    8     12,000  1,000    1,100      1,200      1,200      1,100       8.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $220,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 6% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor MINUS the level income amount, multiplied by 12.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) Monthly income is the greater of the level income amount MINUS the prior adjustment account balance divided by 12, and the guaranteed payment floor.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

DEATH PROVISIONS

The following provisions apply to the rider.

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



SPECIAL DISTRIBUTION RULES WHEN AN OWNER DIES BEFORE MONTHLY INCOME
STARTS. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum.

Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may not be terminated.

OWNERSHIP AND CHANGE OF OWNERSHIP

You may assign the benefits provided by the Payment Protection Rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.


  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLE

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 60, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 4%; and

   (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,373  $531      $333     $531       $0      $100,000
           2     6,188   516       333      516        0        93,627
           3     6,008   501       333      501        0        87,439
           4     5,833   486       333      486        0        81,431
           5     5,663   472       333      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .04) /12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base MINUS the sum of all monthly income paid.

TAX TREATMENT OF PRINCIPAL PROTECTION ADVANTAGE

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.


Distributions you receive before the Annuity Commencement Date are generally subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Distributions you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

After 2010 monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.


Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

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  .  the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF CONTRACT VALUES. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

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In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are subject to tax as partial withdrawals.


Distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Principal Protection Advantage" provision in the "Principal Protection Advantage" section of the prospectus.


ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.


TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.


Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of the owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or a transfer between Subaccounts may result in payments not qualifying for this exception.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for

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purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax described above.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified contracts described herein in the future. Prospective purchasers should contact our Service Center for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their

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own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and

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benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE CONTRACT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

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  .  the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 701/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 701/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.


The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract

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was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.


IRA CONVERSIONS: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.


DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 8.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


TAX RELIEF, UNEMPLOYMENT INSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "2010 Act") increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer ("GST") tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.
The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012; after that date, the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates. The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.


In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.


We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 10.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2010, 2009, and 2008, $5.6 million, $6.2 million and $14.5 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2010, 2009, and 2008, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Selections NY) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                             6610 W. Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless New York State Law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If New York State Law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 75 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       76        1    $103,000   $103,000
                       77        2     112,000    112,000
                       78        3      90,000    100,000
                       79        4     135,000    135,000
                       80        5     130,000    130,000
                       81        6     150,000    150,000
                       82        7     125,000    125,000
                       83        8     145,000    145,000
                   -----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17           20,000      20,000
                    3/31/18           14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT
RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

                   END OF ANNUITANT'S CONTRACT     DEATH
                    YEAR      AGE      VALUE   BENEFIT AMOUNT
                   ------------------------------------------
                     1        76      $103,000    $103,000
                     2        77       112,000     112,000
                     3        78        90,000     112,000
                     4        79       135,000     135,000
                     5        80       130,000     135,000
                     6        81       150,000     135,000
                     7        82       125,000     135,000
                     8        83       145,000     135,000
                   ------------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                          NO OPTIONAL BENEFIT ELECTED




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 9.32            $ 9.79        12,799     2010
                                                                            6.41              9.32        16,893     2009
                                                                           13.57              6.41        16,892     2008
                                                                           13.62             13.57        19,545     2007
                                                                           12.27             13.62        17,331     2006
                                                                           11.83             12.27        15,746     2005
                                                                           10.86             11.83        10,432     2004
                                                                           10.00             10.86            --     2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.16            $10.40         1,901     2010
                                                                            7.70              9.16         2,047     2009
                                                                           13.62              7.70         1,900     2008
                                                                           12.37             13.62         1,789     2007
                                                                           11.84             12.37           130     2006
                                                                           11.06             11.84           130     2005
                                                                           10.56             11.06            --     2004
                                                                           10.00             10.56            --     2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 9.93            $10.70            --     2010
                                                                            7.87              9.93            --     2009
                                                                           11.47              7.87            --     2008
                                                                           10.79             11.47            --     2007
                                                                           10.00             10.79            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $13.48            $14.92        22,652     2010
                                                                           10.16             13.48        33,633     2009
                                                                           17.38             10.16        41,115     2008
                                                                           15.46             17.38        47,902     2007
                                                                           12.30             15.46        23,171     2006
                                                                           10.63             12.30         7,764     2005
                                                                           10.00             10.63            --     2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $10.87            $12.78         3,183     2010
                                                                            6.68             10.87         3,166     2009
                                                                           13.35              6.68         3,497     2008
                                                                           11.64             13.35         4,313     2007
                                                                           11.54             11.64         4,291     2006
                                                                           10.90             11.54         1,557     2005
                                                                           10.39             10.90         1,369     2004
                                                                           10.00             10.39            --     2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares               $11.15            $12.68        23,391     2010
                                                                            8.83             11.15        25,940     2009
                                                                           14.00              8.83        29,887     2008
                                                                           14.58             14.00        55,694     2007
                                                                           12.78             14.58        29,910     2006
                                                                           12.49             12.78        24,762     2005
                                                                           10.82             12.49         8,744     2004
                                                                           10.00             10.82            --     2003
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.91            $ 9.82           373     2010
                                                                               7.40              8.91           433     2009
                                                                               9.74              7.40           461     2008
                                                                              10.00              9.74           461     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.55            $ 9.27         4,054     2010
                                                                               6.99              8.55         3,987     2009
                                                                              10.18              6.99         3,988     2008
                                                                              10.00             10.18            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $10.78            $12.57         1,274     2010
                                                                               7.16             10.78         1,655     2009
                                                                              13.87              7.16         1,630     2008
                                                                              11.77             13.87         1,006     2007
                                                                              11.04             11.77           505     2006
                                                                              10.84             11.04           974     2005
                                                                              10.49             10.84           539     2004
                                                                              10.00             10.49            --     2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $10.00            $11.08        34,148     2010
                                                                               8.45             10.00        49,869     2009
                                                                              14.49              8.45        49,523     2008
                                                                              14.06             14.49        47,982     2007
                                                                              12.23             14.06        46,050     2006
                                                                              11.89             12.23        43,763     2005
                                                                              10.88             11.89        19,348     2004
                                                                              10.00             10.88            --     2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.09            $10.35        66,933     2010
                                                                               7.64             10.09        67,936     2009
                                                                              16.64              7.64        69,344     2008
                                                                              16.03             16.64        94,064     2007
                                                                              12.07             16.03        27,884     2006
                                                                              10.54             12.07        10,385     2005
                                                                              10.00             10.54            --     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $11.00            $11.88           746     2010
                                                                               8.16             11.00         1,089     2009
                                                                              13.80              8.16         2,379     2008
                                                                              12.36             13.80         2,382     2007
                                                                              12.65             12.36         2,384     2006
                                                                              11.21             12.65         1,333     2005
                                                                              10.52             11.21         1,335     2004
                                                                              10.00             10.52            --     2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    $ 7.83            $10.51         2,251     2010
                                                                               5.64              7.83         2,706     2009
                                                                              10.54              5.64         2,669     2008
                                                                               9.43             10.54           450     2007
                                                                              10.00              9.43           450     2006
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   $11.20            $11.57        53,792     2010
                                                                              10.34             11.20        81,201     2009
                                                                              10.69             10.34        71,562     2008
                                                                               9.93             10.69        14,701     2007
                                                                               9.94              9.93         6,074     2006
                                                                              10.00              9.94         5,116     2005
----------------------------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
BLACKROCK VARIABLE
 SERIES FUNDS, INC.
-------------------------------------------------------------------------------
 BlackRock Basic Value          $10.43            $11.53         13,864    2010
   V.I. Fund --                   8.11             10.43         12,849    2009
   Class III Shares              13.07              8.11         12,811    2008
                                 13.10             13.07         11,950    2007
                                 10.96             13.10          6,358    2006
                                 10.86             10.96          6,471    2005
                                 10.00             10.86          2,383    2004
-------------------------------------------------------------------------------
 BlackRock Global               $13.61            $14.69        164,229    2010
   Allocation V.I. Fund          11.45             13.61        162,629    2009
   -- Class III Shares           14.51             11.45        142,883    2008
                                 12.64             14.51         92,807    2007
                                 11.05             12.64         27,762    2006
                                 10.00             11.05          3,942    2005
-------------------------------------------------------------------------------
 BlackRock Large Cap            $ 9.51            $10.76            824    2010
   Growth V.I. Fund --            7.64              9.51            824    2009
   Class III Shares              13.15              7.64            824    2008
                                 12.38             13.15             --    2007
                                 11.78             12.38             --    2006
                                 10.85             11.78             --    2005
                                 10.00             10.85             --    2004
-------------------------------------------------------------------------------
 BlackRock Value                $ 9.62            $12.13          7,153    2010
   Opportunities V.I.             7.64              9.62          3,881    2009
   Fund -- Class III             13.00              7.64          3,882    2008
   Shares                        13.38             13.00          3,109    2007
                                 12.12             13.38          3,432    2006
                                 11.20             12.12          1,489    2005
                                 10.00             11.20             --    2004
-------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE
 INSURANCE TRUST I
-------------------------------------------------------------------------------
 Columbia Marsico Growth        $10.91            $13.04         22,414    2010
   Fund, Variable Series          8.77             10.91         30,909    2009
   -- Class A                    14.73              8.77         49,338    2008
                                 12.75             14.73         50,539    2007
                                 12.23             12.75         55,208    2006
                                 11.58             12.23         37,408    2005
                                 10.42             11.58         16,607    2004
                                 10.00             10.42             --    2003
-------------------------------------------------------------------------------
 Columbia Marsico               $14.35            $16.04         40,830    2010
   International                 10.58             14.35         42,469    2009
   Opportunities Fund,           20.89             10.58         45,880    2008
   Variable Series --            17.76             20.89         43,916    2007
   Class B                       14.66             17.76         25,971    2006
                                 12.48             14.66         17,862    2005
                                 10.89             12.48         11,130    2004
                                 10.00             10.89             --    2003
-------------------------------------------------------------------------------
EATON VANCE VARIABLE
 TRUST
-------------------------------------------------------------------------------
 VT Floating-Rate Income        $10.88            $11.67         32,735    2010
   Fund                           7.67             10.88         52,285    2009
                                 10.71              7.67         64,193    2008
                                 10.72             10.71         81,668    2007
                                 10.33             10.72         44,620    2006
                                 10.12             10.33         35,252    2005
                                 10.01             10.12         20,684    2004
                                 10.00             10.01             --    2003
-------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $13.35            $15.01        11,321     2010
                                                                          8.90             13.35         8,891     2009
                                                                         12.26              8.90         9,176     2008
                                                                         12.08             12.26         9,026     2007
                                                                         11.12             12.08        10,198     2006
                                                                         11.06             11.12         8,484     2005
                                                                         10.21             11.06         6,419     2004
                                                                         10.00             10.21            --     2003
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $12.23            $14.15        47,715     2010
                                                                          9.63             12.23        44,992     2009
                                                                         16.87              9.63        49,414     2008
                                                                         14.23             16.87        31,209     2007
                                                                         12.63             14.23        36,075     2006
                                                                         11.59             12.63        37,610     2005
                                                                         10.30             11.59        11,802     2004
                                                                         10.00             10.30            --     2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $11.13            $12.47         2,171     2010
                                                                          8.79             11.13         2,458     2009
                                                                         12.58              8.79         2,499     2008
                                                                         11.12             12.58         2,832     2007
                                                                         10.55             11.12         1,582     2006
                                                                         10.35             10.55         1,528     2005
                                                                         10.00             10.35            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.79            $11.34         4,089     2010
                                                                          7.20              9.79         4,228     2009
                                                                         11.13              7.20         3,928     2008
                                                                         10.41             11.13         1,133     2007
                                                                         10.00             10.41            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.00            $14.94        59,585     2010
                                                                          9.76             13.00        64,204     2009
                                                                         17.32              9.76        73,782     2008
                                                                         15.03             17.32        77,173     2007
                                                                         13.72             15.03        50,632     2006
                                                                         11.96             13.72        36,228     2005
                                                                         10.57             11.96        12,674     2004
                                                                         10.00             10.57            --     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $11.43            $13.26           846     2010
                                                                          8.56             11.43           843     2009
                                                                         14.85              8.56           837     2008
                                                                         14.16             14.85           830     2007
                                                                         12.65             14.16           835     2006
                                                                         10.67             12.65           127     2005
                                                                         10.71             10.67           142     2004
                                                                         10.00             10.71            --     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.52            $11.88        22,614     2010
                                                                          8.24             10.52        46,877     2009
                                                                         14.66              8.24        50,023     2008
                                                                         14.73             14.66        68,700     2007
                                                                         12.49             14.73        42,468     2006
                                                                         12.04             12.49        34,468     2005
                                                                         11.01             12.04        14,918     2004
                                                                         10.00             11.01            --     2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.45            $11.51          1,383    2010
                                                                                    7.51              9.45          1,434    2009
                                                                                   14.50              7.51          1,413    2008
                                                                                   11.65             14.50            972    2007
                                                                                   11.12             11.65          1,796    2006
                                                                                   10.72             11.12          1,965    2005
                                                                                   10.58             10.72          1,663    2004
                                                                                   10.00             10.58             --    2003
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $10.06            $11.33          4,220    2010
                                                                                    8.06             10.06          4,106    2009
                                                                                   14.11              8.06          3,846    2008
                                                                                   12.83             14.11          3,707    2007
                                                                                   11.57             12.83          3,948    2006
                                                                                   10.96             11.57          1,886    2005
                                                                                   10.56             10.96          1,559    2004
                                                                                   10.00             10.56             --    2003
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.87            $11.50          4,056    2010
                                                                                    9.58             10.87          4,368    2009
                                                                                   10.10              9.58          1,345    2008
                                                                                   10.00             10.10         30,871    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $15.59            $19.70         29,252    2010
                                                                                   11.35             15.59         35,704    2009
                                                                                   19.12             11.35         39,120    2008
                                                                                   16.86             19.12         51,333    2007
                                                                                   15.26             16.86         45,618    2006
                                                                                   13.15             15.26         39,595    2005
                                                                                   10.73             13.15         17,053    2004
                                                                                   10.00             10.73             --    2003
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.91            $12.30          2,256    2010
                                                                                    6.41              9.91          3,512    2009
                                                                                   13.39              6.41          3,498    2008
                                                                                   12.92             13.39          3,398    2007
                                                                                   11.33             12.92          2,179    2006
                                                                                   11.25             11.33          2,231    2005
                                                                                   10.00             11.25            203    2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.35            $12.57        247,459    2010
                                                                                    8.52             11.35        278,194    2009
                                                                                   12.32              8.52        306,611    2008
                                                                                   12.08             12.32        265,417    2007
                                                                                   10.39             12.08         87,199    2006
                                                                                   10.00             10.39         12,559    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.00            $ 8.67         22,933    2010
                                                                                    6.25              8.00         30,215    2009
                                                                                    9.91              6.25         30,312    2008
                                                                                   10.00              9.91          2,183    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.49            $ 9.28        117,023    2010
                                                                                    6.85              8.49        139,069    2009
                                                                                   11.09              6.85        135,769    2008
                                                                                   10.90             11.09         59,501    2007
                                                                                   10.00             10.90         27,142    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.11            $ 8.56         65,058    2010
                                                                                    6.29              8.11         64,357    2009
                                                                                   11.10              6.29         65,226    2008
                                                                                   11.04             11.10         49,608    2007
                                                                                   10.00             11.04         20,329    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $12.05            $13.21          2,394    2010
                                                          9.77             12.05          2,467    2009
                                                         14.83              9.77          2,583    2008
                                                         13.70             14.83          2,182    2007
                                                         11.83             13.70          2,939    2006
                                                         11.56             11.83          3,251    2005
                                                         10.73             11.56          2,802    2004
                                                         10.00             10.73             --    2003
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $10.68            $11.29          8,546    2010
                                                         10.07             10.68         12,269    2009
                                                         10.80             10.07         11,309    2008
                                                         10.48             10.80         19,663    2007
                                                         10.21             10.48         30,082    2006
                                                         10.18             10.21         16,032    2005
                                                         10.02             10.18         11,227    2004
                                                         10.00             10.02             --    2003
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $13.26            $16.45          8,786    2010
                                                          9.54             13.26          9,205    2009
                                                         15.61              9.54         10,332    2008
                                                         14.10             15.61         19,668    2007
                                                         13.23             14.10          6,811    2006
                                                         12.05             13.23          5,955    2005
                                                         10.56             12.05          5,460    2004
                                                         10.00             10.56             --    2003
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.53            $10.35        127,608    2010
                                                         10.68             10.53        106,421    2009
                                                         10.63             10.68         82,846    2008
                                                         10.30             10.63        172,616    2007
                                                         10.02             10.30         94,648    2006
                                                          9.91             10.02         91,467    2005
                                                          9.99              9.91         51,664    2004
                                                         10.00              9.99             --    2003
-------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                              $ 9.86            $ 9.69             --    2010
                                                         10.00              9.86          3,861    2009
                                                         10.00             10.00          3,212    2008
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.49            $11.51         20,773    2010
                                                          7.69             10.49         23,907    2009
                                                         12.35              7.69         23,918    2008
                                                         11.93             12.35         24,210    2007
                                                         11.13             11.93         24,287    2006
                                                         11.17             11.13         22,239    2005
                                                         10.62             11.17          2,258    2004
                                                         10.00             10.62             --    2003
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $13.64            $17.28         19,934    2010
                                                         10.22             13.64         27,786    2009
                                                         16.25             10.22         31,685    2008
                                                         19.42             16.25         20,249    2007
                                                         14.85             19.42         21,400    2006
                                                         13.51             14.85         19,255    2005
                                                         10.38             13.51          3,951    2004
                                                         10.00             10.38             --    2003
-------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
 S&P 500(R) Index Fund          $10.73            $12.11         22,297    2010
                                  8.64             10.73         23,573    2009
                                 14.04              8.64         24,775    2008
                                 13.59             14.04         43,885    2007
                                 11.98             13.59         31,121    2006
                                 11.66             11.98         30,397    2005
                                 10.74             11.66         12,699    2004
                                 10.00             10.74             --    2003
-------------------------------------------------------------------------------
 Small-Cap Equity Fund          $11.60            $14.54         13,021    2010
   -- Class 1 Shares              9.02             11.60         14,812    2009
                                 14.70              9.02         21,289    2008
                                 14.61             14.70         24,748    2007
                                 13.12             14.61         24,043    2006
                                 12.18             13.12         14,227    2005
                                 10.76             12.18          6,810    2004
                                 10.00             10.76             --    2003
-------------------------------------------------------------------------------
 Total Return Fund --           $11.57            $12.47          7,806    2010
   Class 1 Shares                 9.74             11.57          7,731    2009
                                 14.02              9.74          7,945    2008
                                 12.77             14.02         17,329    2007
                                 11.42             12.77         18,003    2006
                                 11.21             11.42         19,282    2005
                                 10.54             11.21          8,024    2004
                                 10.00             10.54             --    2003
-------------------------------------------------------------------------------
 Total Return Fund --           $ 9.57            $10.29        162,730    2010
   Class 3 Shares                 8.07              9.57        220,987    2009
                                 11.63              8.07        221,334    2008
                                 10.60             11.63        173,486    2007
                                 10.00             10.60         22,269    2006
-------------------------------------------------------------------------------
 U.S. Equity Fund --            $11.31            $12.26         13,812    2010
   Class 1 Shares                 8.74             11.31         14,053    2009
                                 13.90              8.74         14,906    2008
                                 13.10             13.90         13,144    2007
                                 11.47             13.10         14,775    2006
                                 11.39             11.47         13,409    2005
                                 10.71             11.39          3,095    2004
                                 10.00             10.71             --    2003
-------------------------------------------------------------------------------
GENWORTH VARIABLE
 INSURANCE TRUST
-------------------------------------------------------------------------------
 Genworth Calamos Growth        $ 9.50            $11.67         13,847    2010
   Fund -- Service Shares         6.43              9.50             87    2009
                                 10.00              6.43             --    2008
-------------------------------------------------------------------------------
 Genworth Davis NY              $ 9.02            $ 9.87             --    2010
   Venture Fund --                7.01              9.02             --    2009
   Service Shares                10.00              7.01             --    2008
-------------------------------------------------------------------------------
 Genworth Eaton Vance           $ 8.66            $ 9.30         34,717    2010
   Large Cap Value Fund           7.59              8.66         56,701    2009
   -- Service Shares             10.00              7.59         48,920    2008
-------------------------------------------------------------------------------
 Genworth Enhanced
   International Index
   Fund -- Service Shares       $10.00            $10.91          1,595    2010
-------------------------------------------------------------------------------
 Genworth Goldman Sachs
   Enhanced Core Bond           $11.29            $11.67         90,328    2010
   Index Fund -- Service         10.58             11.29         41,778    2009
   Shares                        10.00             10.58         36,359    2008
-------------------------------------------------------------------------------
 Genworth Legg Mason
   ClearBridge                  $ 9.79            $11.92         27,003    2010
   Aggressive Growth              7.46              9.79         61,345    2009
   Fund -- Service Shares        10.00              7.46         60,968    2008
-------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
 Genworth PIMCO                 $10.36            $11.97        107,474    2010
   StocksPLUS Fund --             7.23             10.36         76,700    2009
   Service Shares                10.00              7.23         83,124    2008
-------------------------------------------------------------------------------
 Genworth PYRAMIS(R)            $ 8.54            $10.39         31,030    2010
   Small/Mid Cap Core             6.57              8.54         22,134    2009
   Fund -- Service Shares        10.00              6.57         21,860    2008
-------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
 INSURANCE TRUST
-------------------------------------------------------------------------------
 Goldman Sachs Mid Cap          $10.67            $13.11          3,337    2010
   Value Fund                     8.15             10.67          3,254    2009
                                 13.17              8.15          4,559    2008
                                 12.98             13.17          4,183    2007
                                 11.37             12.98          3,066    2006
                                 10.00             11.37          1,598    2005
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
 Balanced Portfolio --          $13.98            $14.86         28,051    2010
   Service Shares                11.32             13.98         26,957    2009
                                 13.72             11.32         23,927    2008
                                 12.66             13.72         29,953    2007
                                 11.66             12.66         25,601    2006
                                 11.02             11.66         20,268    2005
                                 10.35             11.02         12,244    2004
                                 10.00             10.35             --    2003
-------------------------------------------------------------------------------
 Forty Portfolio --             $15.69            $16.42         17,977    2010
   Service Shares                10.93             15.69         41,133    2009
                                 19.96             10.93         43,762    2008
                                 14.86             19.96         22,210    2007
                                 13.86             14.86          4,213    2006
                                 12.52             13.86             --    2005
                                 10.80             12.52             --    2004
                                 10.00             10.80             --    2003
-------------------------------------------------------------------------------
 Overseas Portfolio --          $24.95            $30.66            554    2010
   Service Shares                14.17             24.95            554    2009
                                 30.18             14.17            554    2008
                                 23.98             30.18            555    2007
                                 16.64             23.98            574    2006
                                 12.83             16.64            604    2005
                                 11.00             12.83            646    2004
                                 10.00             11.00             --    2003
-------------------------------------------------------------------------------
LEGG MASON PARTNERS
 VARIABLE EQUITY TRUST
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $10.31            $12.64          1,709    2010
   Variable Aggressive            7.82             10.31          3,088    2009
   Growth Portfolio --           13.39              7.82         24,228    2008
   Class II                      13.57             13.39         25,078    2007
                                 12.46             13.57         24,701    2006
                                 11.56             12.46          2,484    2005
                                 10.81             11.56          1,088    2004
                                 10.00             10.81             --    2003
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 7.70            $ 8.48          9,143    2010
   Variable Equity                6.38              7.70          9,143    2009
   Income Builder                 9.98              6.38          9,113    2008
   Portfolio -- Class II         10.00              9.98          9,121    2007
-------------------------------------------------------------------------------
 Legg Mason ClearBridge
   Variable Fundamental         $ 7.52            $ 8.62          2,186    2010
   All Cap                        5.91              7.52          8,313    2009
   Value Portfolio --             9.49              5.91          8,083    2008
   Class I                       10.00              9.49          8,527    2007
-------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD   YEAR
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $11.25            $12.40         5,153          2010
                                                                         8.23             11.25         5,173          2009
                                                                        13.28              8.23         5,531          2008
                                                                        12.17             13.28         5,561          2007
                                                                        11.54             12.17         5,662          2006
                                                                        11.26             11.54         5,519          2005
                                                                        10.51             11.26         5,634          2004
                                                                        10.00             10.51            --          2003
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $12.00            $13.08         2,309          2010
                                                                         9.65             12.00         2,324          2009
                                                                        14.70              9.65         2,340          2008
                                                                        13.59             14.70         2,062          2007
                                                                        12.27             13.59         2,095          2006
                                                                        11.66             12.27         2,130          2005
                                                                        10.68             11.66         2,163          2004
                                                                        10.00             10.68            --          2003
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $11.80            $15.76         2,814          2010
                                                                         7.37             11.80         2,737          2009
                                                                        12.39              7.37         3,048          2008
                                                                        12.33             12.39         2,672          2007
                                                                        11.10             12.33         2,678          2006
                                                                        10.75             11.10         2,792          2005
                                                                        10.30             10.75         1,655          2004
                                                                        10.00             10.30            --          2003
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $10.22            $11.01        15,725          2010
                                                                         8.83             10.22        39,768          2009
                                                                        11.56              8.83        32,237          2008
                                                                        11.32             11.56        29,197          2007
                                                                        10.31             11.32        27,721          2006
                                                                        10.00             10.31        26,801          2005
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $20.58            $22.96        11,216
                                                                        15.76             20.58        13,728          2010
                                                                        25.77             15.76        12,680          2009
                                                                        20.56             25.77        11,120          2008
                                                                        15.97             20.56        10,386          2007
                                                                        13.93             15.97         7,544          2006
                                                                        10.92             13.93         3,568          2005
                                                                        10.00             10.92            --     2004 2003
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $ 8.18            $ 9.06        16,856          2010
                                                                         6.84              8.18        28,515          2009
                                                                        12.35              6.84        36,354          2008
                                                                        12.14             12.35        35,412          2007
                                                                        11.14             12.14        36,357          2006
                                                                        10.93             11.14         1,813          2005
                                                                        10.00             10.93           320          2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $10.37            $11.12        16,110          2010
                                                                         7.31             10.37        16,670          2009
                                                                        13.69              7.31        19,520          2008
                                                                        12.24             13.69        22,126          2007
                                                                        11.56             12.24        22,616          2006
                                                                        11.21             11.56        22,778          2005
                                                                        10.70             11.21        17,912          2004
                                                                        10.00             10.70            --          2003
---------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $13.80            $15.70         50,261    2010
                                                                              10.08             13.80         53,979    2009
                                                                              17.18             10.08         62,329    2008
                                                                              16.48             17.18         32,335    2007
                                                                              14.28             16.48         33,561    2006
                                                                              12.74             14.28         27,856    2005
                                                                              10.90             12.74          4,861    2004
                                                                              10.00             10.90             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $10.40            $11.84        119,923    2010
                                                                               8.27             10.40         78,502    2009
                                                                              13.70              8.27         77,559    2008
                                                                              13.39             13.70         19,751    2007
                                                                              11.86             13.39         25,876    2006
                                                                              11.41             11.86         17,085    2005
                                                                              10.64             11.41         14,912    2004
                                                                              10.00             10.64             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $11.96            $14.47         67,618    2010
                                                                               8.89             11.96         35,305    2009
                                                                              14.58              8.89         36,180    2008
                                                                              15.05             14.58         43,442    2007
                                                                              13.35             15.05         23,066    2006
                                                                              12.38             13.35         19,912    2005
                                                                              10.56             12.38          8,446    2004
                                                                              10.00             10.56             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 9.05            $11.31          1,777    2010
                                                                               6.96              9.05          1,802    2009
                                                                              13.94              6.96          1,755    2008
                                                                              13.38             13.94          1,686    2007
                                                                              13.25             13.38          1,687    2006
                                                                              12.03             13.25          1,666    2005
                                                                              10.25             12.03          1,687    2004
                                                                              10.00             10.25             --    2003
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.21            $12.45         11,580    2010
                                                                               9.39             11.21         12,158    2009
                                                                              11.36              9.39         12,774    2008
                                                                              10.69             11.36         12,981    2007
                                                                              10.40             10.69          9,546    2006
                                                                              10.00             10.40          6,982    2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.76            $14.36         38,505    2010
                                                                               9.26             12.76         35,363    2009
                                                                              12.31              9.26         38,836    2008
                                                                              12.10             12.31         21,297    2007
                                                                              11.29             12.10         25,143    2006
                                                                              11.03             11.29         18,988    2005
                                                                              10.24             11.03         14,878    2004
                                                                              10.00             10.24             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.62            $13.85         21,084    2010
                                                                              13.43             12.62         48,221    2009
                                                                              11.65             13.43         50,897    2008
                                                                              10.80             11.65         60,764    2007
                                                                              10.86             10.80         28,700    2006
                                                                              10.55             10.86         23,483    2005
                                                                               9.97             10.55         13,743    2004
                                                                              10.00              9.97             --    2003
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.73            $12.14        130,236    2010
                                                                 10.53             11.73        160,600    2009
                                                                 10.76             10.53        137,476    2008
                                                                 10.19             10.76        184,736    2007
                                                                  9.97             10.19         15,405    2006
                                                                 10.00              9.97         14,175    2005
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.12            $13.94        143,325    2010
                                                                 11.70             13.12        118,924    2009
                                                                 11.36             11.70        107,395    2008
                                                                 10.63             11.36        117,922    2007
                                                                 10.41             10.63        104,039    2006
                                                                 10.34             10.41         72,293    2005
                                                                 10.03             10.34         44,613    2004
                                                                 10.00             10.03             --    2003
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $11.69            $13.62            103    2010
                                                                  7.83             11.69            105    2009
                                                                 13.71              7.83            114    2008
                                                                 11.84             13.71            102    2007
                                                                 11.38             11.84            113    2006
                                                                 11.45             11.38            107    2005
                                                                 10.65             11.45            102    2004
                                                                 10.00             10.65             --    2003
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $11.96            $13.10             --    2010
                                                                  8.55             11.96             --    2009
                                                                 13.93              8.55             --    2008
                                                                 12.70             13.93             --    2007
                                                                 12.75             12.70             --    2006
                                                                 11.37             12.75            821    2005
                                                                 10.59             11.37             --    2004
                                                                 10.00             10.59             --    2003
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $16.40            $17.30          6,529    2010
                                                                 10.60             16.40          5,419    2009
                                                                 17.79             10.60          5,574    2008
                                                                 16.44             17.79         24,531    2007
                                                                 14.72             16.44         10,445    2006
                                                                 12.35             14.72            159    2005
                                                                 10.88             12.35            172    2004
                                                                 10.00             10.88             --    2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.56            $25.77         13,130    2010
                                                                 11.86             20.56         18,540    2009
                                                                 25.77             11.86         27,597    2008
                                                                 17.75             25.77         21,994    2007
                                                                 14.84             17.75         17,396    2006
                                                                 10.00             14.84          4,746    2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.59            653    2010
---------------------------------------------------------------------------------------------------------------

                      PRINCIPAL PAYMENT ADVANTAGE ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.70            $ 8.07            --     2010
                                                                               5.33              7.70            --     2009
                                                                              11.31              5.33            --     2008
                                                                              11.40             11.31            --     2007
                                                                              10.31             11.40            54     2006
                                                                              10.00             10.31            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.16            $ 9.22            --     2010
                                                                               6.88              8.16            --     2009
                                                                              12.22              6.88            --     2008
                                                                              11.15             12.22            --     2007
                                                                              10.71             11.15            --     2006
                                                                              10.00             10.71            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.78            $10.49            --     2010
                                                                               7.79              9.78            --     2009
                                                                              11.39              7.79            --     2008
                                                                              10.76             11.39            --     2007
                                                                              10.00             10.76            35     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $12.25            $13.50         2,176     2010
                                                                               9.27             12.25         4,710     2009
                                                                              15.93              9.27         5,022     2008
                                                                              14.22             15.93         8,285     2007
                                                                              11.36             14.22         4,369     2006
                                                                              10.00             11.36            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 9.65            $11.29            --     2010
                                                                               5.95              9.65            --     2009
                                                                              11.94              5.95            --     2008
                                                                              10.46             11.94            --     2007
                                                                              10.41             10.46            --     2006
                                                                              10.00             10.41            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.82            $ 9.99         1,143     2010
                                                                               7.02              8.82         1,167     2009
                                                                              11.17              7.02         1,220     2008
                                                                              11.68             11.17        11,993     2007
                                                                              10.28             11.68         2,809     2006
                                                                              10.00             10.28            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.82            $ 9.67            --     2010
                                                                               7.35              8.82            --     2009
                                                                               9.71              7.35            --     2008
                                                                              10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.47            $ 9.14            --     2010
                                                                               6.95              8.47            --     2009
                                                                              10.17              6.95            --     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $10.07            $11.70            --     2010
                                                                               6.72             10.07            --     2009
                                                                              13.06              6.72            --     2008
                                                                              11.13             13.06            --     2007
                                                                              10.49             11.13            --     2006
                                                                              10.00             10.49            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B            $ 8.22            $ 9.08           511     2010
                                                                        6.98              8.22           507     2009
                                                                       12.01              6.98           501     2008
                                                                       11.71             12.01           330     2007
                                                                       10.22             11.71           323     2006
                                                                       10.00             10.22            --     2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          $ 9.36            $ 9.56         6,814     2010
                                                                        7.11              9.36         8,831     2009
                                                                       15.56              7.11         9,414     2008
                                                                       15.05             15.56        19,506     2007
                                                                       11.38             15.05         9,912     2006
                                                                       10.00             11.38            --     2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 9.43            $10.13            --     2010
                                                                        7.02              9.43            --     2009
                                                                       11.92              7.02            --     2008
                                                                       10.72             11.92            --     2007
                                                                       11.02             10.72            --     2006
                                                                       10.00             11.02            --     2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 7.71            $10.31            --     2010
                                                                        5.57              7.71            --     2009
                                                                       10.47              5.57            --     2008
                                                                        9.41             10.47            --     2007
                                                                       10.00              9.41            --     2006
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.17            $11.49         6,370     2010
                                                                       10.35             11.17        13,603     2009
                                                                       10.74             10.35        11,533     2008
                                                                       10.02             10.74            53     2007
                                                                       10.08             10.02            86     2006
                                                                       10.00             10.08            --     2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $ 9.61            $10.58           172     2010
                                                                        7.50              9.61            --     2009
                                                                       12.14              7.50            --     2008
                                                                       12.21             12.14            --     2007
                                                                       10.26             12.21            --     2006
                                                                       10.00             10.26            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $13.01            $13.98           463     2010
                                                                       10.99             13.01           323     2009
                                                                       13.97             10.99           303     2008
                                                                       12.23             13.97           720     2007
                                                                       10.73             12.23           768     2006
                                                                       10.00             10.73            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 8.29            $ 9.34            --     2010
                                                                        6.69              8.29            --     2009
                                                                       11.55              6.69            --     2008
                                                                       10.92             11.55            --     2007
                                                                       10.44             10.92            --     2006
                                                                       10.00             10.44            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 8.35            $10.49            --     2010
                                                                        6.66              8.35            --     2009
                                                                       11.38              6.66            --     2008
                                                                       11.76             11.38            --     2007
                                                                       10.69             11.76            --     2006
                                                                       10.00             10.69            --     2005
---------------------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE
 INSURANCE TRUST I
-------------------------------------------------------------------------------
 Columbia Marsico Growth        $ 9.11            $10.84            --     2010
   Fund, Variable Series          7.35              9.11            --     2009
   -- Class A                    12.39              7.35            --     2008
                                 10.78             12.39         1,151     2007
                                 10.37             10.78           165     2006
                                 10.00             10.37            --     2005
-------------------------------------------------------------------------------
 Columbia Marsico               $11.66            $12.98         3,243     2010
   International                  8.64             11.66         4,262     2009
   Opportunities Fund,           17.12              8.64         4,723     2008
   Variable Series --            14.62             17.12         8,025     2007
   Class B                       12.12             14.62         5,864     2006
                                 10.00             12.12            --     2005
-------------------------------------------------------------------------------
EATON VANCE VARIABLE
 TRUST
-------------------------------------------------------------------------------
 VT Floating-Rate Income        $10.46            $11.17            --     2010
   Fund                           7.40             10.46         3,682     2009
                                 10.38              7.40         3,991     2008
                                 10.43             10.38         7,980     2007
                                 10.10             10.43            --     2006
                                 10.00             10.10            --     2005
-------------------------------------------------------------------------------
FEDERATED INSURANCE
 SERIES
-------------------------------------------------------------------------------
 Federated High Income          $11.85            $13.27           256     2010
   Bond Fund II --                7.94             11.85            17     2009
   Service Shares                10.97              7.94            20     2008
                                 10.86             10.97            20     2007
                                 10.03             10.86            32     2006
                                 10.00             10.03            --     2005
-------------------------------------------------------------------------------
 Federated Kaufmann             $10.19            $11.74         3,752     2010
   Fund II -- Service             8.06             10.19         3,814     2009
   Shares                        14.17              8.06         3,885     2008
                                 12.00             14.17            --     2007
                                 10.70             12.00            --     2006
                                 10.00             10.70            --     2005
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------
 VIP Asset Manager/SM/          $10.57            $11.79            --     2010
   Portfolio -- Service           8.38             10.57            --     2009
   Class 2                       12.05              8.38            --     2008
                                 10.68             12.05            --     2007
                                 10.19             10.68         1,584     2006
                                 10.00             10.19         1,869     2005
-------------------------------------------------------------------------------
 VIP Balanced Portfolio         $ 9.65            $11.12         4,638     2010
   -- Service Class 2             7.12              9.65         4,467     2009
                                 11.05              7.12         4,841     2008
                                 10.38             11.05         4,522     2007
                                 10.00             10.38         4,592     2006
-------------------------------------------------------------------------------
 VIP Contrafund(R)              $10.16            $11.63            --     2010
   Portfolio -- Service           7.66             10.16            --     2009
   Class 2                       13.66              7.66            --     2008
                                 11.89             13.66         7,562     2007
                                 10.90             11.89         3,356     2006
                                 10.00             10.90            --     2005
-------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.86            $11.39            --     2010
                                                                                    7.42              9.86            --     2009
                                                                                   12.92              7.42            --     2008
                                                                                   12.36             12.92            --     2007
                                                                                   11.09             12.36            --     2006
                                                                                   10.00             11.09            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.58            $ 9.65           703     2010
                                                                                    6.75              8.58           710     2009
                                                                                   12.05              6.75           756     2008
                                                                                   12.16             12.05         7,301     2007
                                                                                   10.35             12.16           468     2006
                                                                                   10.00             10.35            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 8.67            $10.51           713     2010
                                                                                    6.92              8.67           780     2009
                                                                                   13.41              6.92           807     2008
                                                                                   10.82             13.41           486     2007
                                                                                   10.37             10.82           574     2006
                                                                                   10.00             10.37            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.24            $10.36            --     2010
                                                                                    7.43              9.24            --     2009
                                                                                   13.06              7.43            --     2008
                                                                                   11.93             13.06            --     2007
                                                                                   10.80             11.93            --     2006
                                                                                   10.00             10.80            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.76            $11.33            --     2010
                                                                                    9.52             10.76            --     2009
                                                                                   10.07              9.52            --     2008
                                                                                   10.00             10.07         8,241     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.13            $14.01           310     2010
                                                                                    8.13             11.13           351     2009
                                                                                   13.76              8.13           401     2008
                                                                                   12.19             13.76         3,383     2007
                                                                                   11.07             12.19           429     2006
                                                                                   10.00             11.07            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.82            $10.91            --     2010
                                                                                    5.73              8.82            --     2009
                                                                                   12.02              5.73            --     2008
                                                                                   11.65             12.02            --     2007
                                                                                   10.26             11.65            --     2006
                                                                                   10.00             10.26            --     2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.48            $11.56        17,073     2010
                                                                                    7.90             10.48        52,211     2009
                                                                                   11.47              7.90        57,058     2008
                                                                                   11.29             11.47        66,755     2007
                                                                                    9.75             11.29        66,214     2006
                                                                                   10.00              9.75        33,114     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.92            $ 8.55            --     2010
                                                                                    6.21              7.92            --     2009
                                                                                    9.90              6.21            --     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.37            $ 9.11         4,781     2010
                                                                                    6.78              8.37        11,500     2009
                                                                                   11.01              6.78        11,296     2008
                                                                                   10.87             11.01            --     2007
                                                                                   10.00             10.87         3,745     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 7.99            $ 8.40            --     2010
                                                               6.23              7.99            --     2009
                                                              11.03              6.23            --     2008
                                                              11.01             11.03            --     2007
                                                              10.00             11.01            --     2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $10.19            $11.14            --     2010
                                                               8.30             10.19            --     2009
                                                              12.65              8.30            --     2008
                                                              11.74             12.65            --     2007
                                                              10.17             11.74            --     2006
                                                              10.00             10.17            --     2005
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $10.25            $10.80            --     2010
                                                               9.71             10.25            --     2009
                                                              10.45              9.71            --     2008
                                                              10.19             10.45            --     2007
                                                               9.97             10.19         9,796     2006
                                                              10.00              9.97            --     2005
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $10.33            $12.77            --     2010
                                                               7.46             10.33            --     2009
                                                              12.26              7.46            --     2008
                                                              11.12             12.26         3,350     2007
                                                              10.48             11.12            --     2006
                                                              10.00             10.48            --     2005
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $10.40            $10.18         1,121     2010
                                                              10.59             10.40         2,154     2009
                                                              10.58             10.59         1,933     2008
                                                              10.30             10.58         2,037     2007
                                                              10.06             10.30         3,046     2006
                                                              10.00             10.06            --     2005
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 9.31            $10.17            --     2010
                                                               6.85              9.31            --     2009
                                                              11.05              6.85            --     2008
                                                              10.72             11.05            --     2007
                                                              10.04             10.72            --     2006
                                                              10.00             10.04            --     2005
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $ 9.20            $11.61         1,277     2010
                                                               6.92              9.20         2,112     2009
                                                              11.05              6.92         2,417     2008
                                                              13.26             11.05            --     2007
                                                              10.18             13.26            --     2006
                                                              10.00             10.18            --     2005
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 8.98            $10.10            --     2010
                                                               7.26              8.98            --     2009
                                                              11.85              7.26            --     2008
                                                              11.52             11.85         5,187     2007
                                                              10.20             11.52            --     2006
                                                              10.00             10.20            --     2005
------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                    $ 8.82            $11.01            --     2010
                                                               6.89              8.82            --     2009
                                                              11.27              6.89            --     2008
                                                              11.25             11.27            --     2007
                                                              10.14             11.25            --     2006
                                                              10.00             10.14            --     2005
------------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
 Total Return Fund --           $10.24            $10.99        19,739     2010
   Class 1 Shares                 8.65             10.24        35,522     2009
                                 12.50              8.65        38,718     2008
                                 11.44             12.50        39,554     2007
                                 10.27             11.44        40,988     2006
                                 10.00             10.27        29,764     2005
-------------------------------------------------------------------------------
 Total Return Fund --           $ 9.42            $10.09         1,816     2010
   Class 3 Shares                 7.98              9.42        43,397     2009
                                 11.55              7.98        43,462     2008
                                 10.57             11.55        44,066     2007
                                 10.00             10.57        44,781     2006
-------------------------------------------------------------------------------
 U.S. Equity Fund --            $ 9.78            $10.56            --     2010
   Class 1 Shares                 7.59              9.78            --     2009
                                 12.13              7.59            --     2008
                                 11.47             12.13            --     2007
                                 10.09             11.47            --     2006
                                 10.00             10.09            --     2005
-------------------------------------------------------------------------------
GENWORTH VARIABLE
 INSURANCE TRUST
-------------------------------------------------------------------------------
 Genworth Calamos Growth        $ 9.45            $11.56         1,248     2010
   Fund -- Service Shares         6.42              9.45            --     2009
                                 10.00              6.42            --     2008
-------------------------------------------------------------------------------
 Genworth Davis NY              $ 8.97            $ 9.77            --     2010
   Venture Fund --                7.01              8.97            --     2009
   Service Shares                10.00              7.01            --     2008
-------------------------------------------------------------------------------
 Genworth Eaton Vance           $ 8.62            $ 9.21         4,763     2010
   Large Cap Value Fund           7.58              8.62        11,048     2009
   -- Service Shares             10.00              7.58        10,203     2008
-------------------------------------------------------------------------------
 Genworth Enhanced
   International Index
   Fund -- Service Shares       $10.00            $10.88            --     2010
-------------------------------------------------------------------------------
 Genworth Goldman Sachs
   Enhanced Core Bond           $11.23            $11.56        12,575     2010
   Index Fund -- Service         10.56             11.23         8,407     2009
   Shares                        10.00             10.56         7,116     2008
-------------------------------------------------------------------------------
 Genworth Legg Mason
   ClearBridge                  $ 9.74            $11.81         3,707     2010
   Aggressive Growth              7.45              9.74        11,981     2009
   Fund -- Service Shares        10.00              7.45        12,580     2008
-------------------------------------------------------------------------------
 Genworth PIMCO                 $10.31            $11.86        14,752     2010
   StocksPLUS Fund --             7.22             10.31        14,866     2009
   Service Shares                10.00              7.22        17,122     2008
-------------------------------------------------------------------------------
 Genworth PYRAMIS(R)            $ 8.49            $10.30         4,227     2010
   Small/Mid Cap Core             6.56              8.49         4,552     2009
   Fund -- Service Shares        10.00              6.56         4,765     2008
-------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
 INSURANCE TRUST
-------------------------------------------------------------------------------
 Goldman Sachs Mid Cap          $ 9.47            $11.58           501     2010
   Value Fund                     7.26              9.47           549     2009
                                 11.78              7.26           606     2008
                                 11.66             11.78         1,187     2007
                                 10.26             11.66           405     2006
                                 10.00             10.26            --     2005
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
 Balanced Portfolio --          $12.24            $12.96         3,924     2010
   Service Shares                 9.96             12.24         3,504     2009
                                 12.12              9.96         3,450     2008
                                 11.22             12.12         4,091     2007
                                 10.38             11.22         4,258     2006
                                 10.00             10.38           177     2005
-------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
 Forty Portfolio --             $11.62            $12.11          2,398    2010
   Service Shares                 8.13             11.62          9,963    2009
                                 14.91              8.13         11,456    2008
                                 11.15             14.91          6,987    2007
                                 10.43             11.15          4,442    2006
                                 10.00             10.43             --    2005
-------------------------------------------------------------------------------
LEGG MASON PARTNERS
 VARIABLE EQUITY TRUST
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 8.75            $10.68            610    2010
   Variable Aggressive            6.66              8.75            664    2009
   Growth Portfolio --           11.44              6.66            727    2008
   Class II                      11.65             11.44            490    2007
                                 10.74             11.65            461    2006
                                 10.00             10.74             --    2005
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 7.61            $ 8.35             --    2010
   Variable Equity                6.34              7.61             --    2009
   Income Builder                 9.96              6.34             --    2008
   Portfolio -- Class II         10.00              9.96             --    2007
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 7.44            $ 8.49             --    2010
   Variable Fundamental           5.87              7.44             --    2009
   All Cap Value                  9.46              5.87             --    2008
   Portfolio -- Class I          10.00              9.46             --    2007
-------------------------------------------------------------------------------
MFS(R) VARIABLE
 INSURANCE TRUST
-------------------------------------------------------------------------------
 MFS(R) Investors Growth        $ 9.81            $10.78             --    2010
   Stock Series --                7.21              9.81             --    2009
   Service Class Shares          11.68              7.21             --    2008
                                 10.75             11.68             --    2007
                                 10.23             10.75             --    2006
                                 10.00             10.23             --    2005
-------------------------------------------------------------------------------
 MFS(R) Investors Trust         $10.01            $10.87             --    2010
   Series -- Service              8.08             10.01             --    2009
   Class Shares                  12.36              8.08             --    2008
                                 11.48             12.36             --    2007
                                 10.40             11.48             --    2006
                                 10.00             10.40             --    2005
-------------------------------------------------------------------------------
 MFS(R) New Discovery           $10.95            $14.58             --    2010
   Series -- Service              6.87             10.95             --    2009
   Class Shares                  11.60              6.87             --    2008
                                 11.59             11.60             --    2007
                                 10.48             11.59             20    2006
                                 10.00             10.48             --    2005
-------------------------------------------------------------------------------
 MFS(R) Total Return            $ 9.77            $10.48          6,346    2010
   Series -- Service              8.47              9.77          5,774    2009
   Class Shares                  11.14              8.47          5,295    2008
                                 10.95             11.14          6,189    2007
                                 10.02             10.95        107,268    2006
                                 10.00             10.02        101,106    2005
-------------------------------------------------------------------------------
 MFS(R) Utilities Series        $13.41            $14.90             --    2010
   -- Service Class              10.31             13.41             --    2009
   Shares                        16.94             10.31             --    2008
                                 13.56             16.94             --    2007
                                 10.58             13.56             --    2006
                                 10.00             10.58             --    2005
-------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $ 7.24            $ 7.99         9,895     2010
                                                                               6.08              7.24        10,568     2009
                                                                              11.02              6.08        10,564     2008
                                                                              10.88             11.02         8,991     2007
                                                                              10.02             10.88         8,838     2006
                                                                              10.00             10.02         2,561     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 9.14            $ 9.77            --     2010
                                                                               6.48              9.14            --     2009
                                                                              12.18              6.48            --     2008
                                                                              10.92             12.18            --     2007
                                                                              10.36             10.92            --     2006
                                                                              10.00             10.36            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $10.50            $11.90         3,657     2010
                                                                               7.70             10.50         5,465     2009
                                                                              13.18              7.70         6,096     2008
                                                                              12.69             13.18            --     2007
                                                                              11.04             12.69            --     2006
                                                                              10.00             11.04            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 8.87            $10.06        17,358     2010
                                                                               7.08              8.87        15,043     2009
                                                                              11.79              7.08        15,509     2008
                                                                              11.56             11.79            --     2007
                                                                              10.29             11.56         7,858     2006
                                                                              10.00             10.29            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.27            $11.16         8,573     2010
                                                                               6.91              9.27         2,954     2009
                                                                              11.39              6.91         3,316     2008
                                                                              11.80             11.39         6,843     2007
                                                                              10.51             11.80           717     2006
                                                                              10.00             10.51            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 7.08            $ 8.81            --     2010
                                                                               5.46              7.08            --     2009
                                                                              10.99              5.46            --     2008
                                                                              10.59             10.99            --     2007
                                                                              10.53             10.59            --     2006
                                                                              10.00             10.53            --     2005
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.83            $11.98            --     2010
                                                                               9.11             10.83            --     2009
                                                                              11.06              9.11            --     2008
                                                                              10.45             11.06            --     2007
                                                                              10.20             10.45            --     2006
                                                                              10.00             10.20            --     2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.16            $12.51         4,144     2010
                                                                               8.13             11.16         3,850     2009
                                                                              10.85              8.13         4,302     2008
                                                                              10.71             10.85           864     2007
                                                                              10.03             10.71         4,198     2006
                                                                              10.00             10.03            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.38            $12.43           287     2010
                                                                              12.15             11.38         3,548     2009
                                                                              10.58             12.15         2,667     2008
                                                                               9.85             10.58         8,161     2007
                                                                               9.95              9.85         4,269     2006
                                                                              10.00              9.95            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.55            $11.90        16,595     2010
                                                                 10.41             11.55        28,139     2009
                                                                 10.67             10.41        24,790     2008
                                                                 10.15             10.67        50,719     2007
                                                                  9.98             10.15         2,219     2006
                                                                 10.00              9.98            --     2005
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $12.33            $13.05        11,836     2010
                                                                 11.05             12.33         8,316     2009
                                                                 10.77             11.05         7,381     2008
                                                                 10.11             10.77         9,630     2007
                                                                  9.95             10.11        20,502     2006
                                                                 10.00              9.95            --     2005
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $10.43            $12.10            --     2010
                                                                  7.01             10.43            --     2009
                                                                 12.33              7.01            --     2008
                                                                 10.69             12.33            --     2007
                                                                 10.32             10.69            --     2006
                                                                 10.00             10.32            --     2005
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.98            $10.89            --     2010
                                                                  7.17              9.98            --     2009
                                                                 11.72              7.17            --     2008
                                                                 10.74             11.72            --     2007
                                                                 10.82             10.74            --     2006
                                                                 10.00             10.82            --     2005
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $12.24            $12.87            --     2010
                                                                  7.95             12.24            --     2009
                                                                 13.39              7.95            --     2008
                                                                 12.42             13.39         6,083     2007
                                                                 11.17             12.42         7,237     2006
                                                                 10.00             11.17            --     2005
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $17.46            $21.80            --     2010
                                                                 10.11             17.46         1,108     2009
                                                                 22.07             10.11         1,612     2008
                                                                 15.26             22.07           965     2007
                                                                 12.81             15.26            --     2006
                                                                 10.00             12.81            --     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.57            --     2010
---------------------------------------------------------------------------------------------------------------

                         LIFETIME INCOME PLUS ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.10            $ 7.42            --     2010
                                                                               4.92              7.10            --     2009
                                                                              10.47              4.92            --     2008
                                                                              10.57             10.47            --     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.15            $ 8.07            --     2010
                                                                               6.04              7.15            --     2009
                                                                              10.76              6.04            --     2008
                                                                               9.83             10.76            --     2007
                                                                              10.00              9.83            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.71            $10.39                   2010
                                                                               7.75              9.71            --     2009
                                                                              11.35              7.75            --     2008
                                                                              10.75             11.35            --     2007
                                                                              10.00             10.75            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.39            $10.34         5,165     2010
                                                                               7.13              9.39         8,928     2009
                                                                              12.27              7.13        10,288     2008
                                                                              10.97             12.27        18,844     2007
                                                                              10.00             10.97        14,033     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 8.75            $10.22            --     2010
                                                                               5.41              8.75            --     2009
                                                                              10.88              5.41            --     2008
                                                                               9.55             10.88            --     2007
                                                                              10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.18            $ 9.25            --     2010
                                                                               6.52              8.18            --     2009
                                                                              10.40              6.52            --     2008
                                                                              10.90             10.40        18,220     2007
                                                                              10.00             10.90         4,667     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.77            $ 9.60         1,981     2010
                                                                               7.33              8.77         1,971     2009
                                                                               9.70              7.33         1,889     2008
                                                                              10.00              9.70         1,878     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.43            $ 9.08            --     2010
                                                                               6.93              8.43            --     2009
                                                                              10.16              6.93            --     2008
                                                                              10.00             10.16            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 9.17            $10.63            --     2010
                                                                               6.13              9.17            --     2009
                                                                              11.94              6.13            --     2008
                                                                              10.20             11.94            --     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.68            $ 8.47            --     2010
                                                                               6.53              7.68            --     2009
                                                                              11.28              6.53            --     2008
                                                                              11.01             11.28            --     2007
                                                                              10.00             11.01            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
 AllianceBernstein              $ 6.89            $ 7.02         15,213    2010
   International Value            5.25              6.89         16,194    2009
   Portfolio -- Class B          11.50              5.25         18,619    2008
                                 11.15             11.50         46,769    2007
                                 10.00             11.15         32,203    2006
-------------------------------------------------------------------------------
 AllianceBernstein Large        $ 8.61            $ 9.24             --    2010
   Cap Growth Portfolio           6.43              8.61             --    2009
   -- Class B                    10.94              6.43             --    2008
                                  9.85             10.94             --    2007
                                 10.00              9.85             --    2006
-------------------------------------------------------------------------------
 AllianceBernstein Small        $ 7.65            $10.21             --    2010
   Cap Growth Portfolio           5.54              7.65             --    2009
   -- Class B                    10.44              5.54             --    2008
                                  9.40             10.44             --    2007
                                 10.00              9.40             --    2006
-------------------------------------------------------------------------------
AMERICAN CENTURY
 VARIABLE PORTFOLIOS II,
 INC.
-------------------------------------------------------------------------------
 VP Inflation Protection        $11.22            $11.52         11,447    2010
   Fund -- Class II              10.42             11.22         19,740    2009
                                 10.84             10.42         18,117    2008
                                 10.13             10.84             --    2007
                                 10.00             10.13             --    2006
-------------------------------------------------------------------------------
BLACKROCK VARIABLE
 SERIES FUNDS, INC.
-------------------------------------------------------------------------------
 BlackRock Basic Value          $ 8.68            $ 9.54             --    2010
   V.I. Fund -- Class             6.79              8.68             --    2009
   III Shares                    11.01              6.79             --    2008
                                 11.10             11.01             --    2007
                                 10.00             11.10             --    2006
-------------------------------------------------------------------------------
 BlackRock Global               $11.03            $11.83        240,245    2010
   Allocation V.I. Fund           9.34             11.03        246,707    2009
   -- Class III Shares           11.90              9.34        229,797    2008
                                 10.43             11.90        292,088    2007
                                 10.00             10.43         81,571    2006
-------------------------------------------------------------------------------
 BlackRock Large Cap            $ 7.58            $ 8.52             --    2010
   Growth V.I. Fund --            6.13              7.58             --    2009
   Class III Shares              10.61              6.13             --    2008
                                 10.05             10.61             --    2007
                                 10.00             10.05             --    2006
-------------------------------------------------------------------------------
 BlackRock Value                $ 7.02            $ 8.80             --    2010
   Opportunities V.I.             5.61              7.02             --    2009
   Fund -- Class III              9.61              5.61             --    2008
   Shares                         9.95              9.61             --    2007
                                 10.00              9.95             --    2006
-------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE
 INSURANCE TRUST I
-------------------------------------------------------------------------------
 Columbia Marsico Growth        $ 8.55            $10.15             --    2010
   Fund, Variable Series          6.91              8.55             --    2009
   -- Class A                    11.68              6.91             --    2008
                                 10.17             11.68             --    2007
                                 10.00             10.17             --    2006
-------------------------------------------------------------------------------
 Columbia Marsico               $ 8.36            $ 9.29          5,725    2010
   International                  6.21              8.36          6,630    2009
   Opportunities Fund,           12.33              6.21          7,921    2008
   Variable Series --            10.55             12.33         18,739    2007
   Class B                       10.00             10.55         17,207    2006
-------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $10.16            $10.83            --     2010
                                                                          7.21             10.16         5,522     2009
                                                                         10.12              7.21         6,490     2008
                                                                         10.20             10.12        15,372     2007
                                                                         10.00             10.20            --     2006
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.44            $12.78            --     2010
                                                                          7.68             11.44            --     2009
                                                                         10.63              7.68            --     2008
                                                                         10.55             10.63            --     2007
                                                                         10.00             10.55            --     2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.70            $10.01         8,012     2010
                                                                          6.90              8.70         6,490     2009
                                                                         12.15              6.90         7,096     2008
                                                                         10.31             12.15            --     2007
                                                                         10.00             10.31            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.58            $11.02        48,965     2010
                                                                          7.09              9.58        48,354     2009
                                                                         11.01              7.09        63,129     2008
                                                                         10.37             11.01        57,501     2007
                                                                         10.00             10.37        35,224     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.69            $ 9.92            --     2010
                                                                          6.56              8.69            --     2009
                                                                         11.72              6.56            --     2008
                                                                         10.23             11.72        16,522     2007
                                                                         10.00             10.23         9,817     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.03            $ 9.26            --     2010
                                                                          6.05              8.03            --     2009
                                                                         10.56              6.05            --     2008
                                                                         10.13             10.56            --     2007
                                                                         10.00             10.13            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity--Income Portfolio -- Service Class 2                       $ 7.69            $ 8.64            --     2010
                                                                          6.06              7.69            --     2009
                                                                         10.85              6.06            --     2008
                                                                         10.97             10.85        14,152     2007
                                                                         10.00             10.97            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.01            $ 9.70            --     2010
                                                                          6.41              8.01            --     2009
                                                                         12.45              6.41            --     2008
                                                                         10.06             12.45            --     2007
                                                                         10.00             10.06            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.11            $ 9.08            --     2010
                                                                          6.54              8.11            --     2009
                                                                         11.51              6.54            --     2008
                                                                         10.54             11.51            --     2007
                                                                         10.00             10.54            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.70            $11.24            --     2010
                                                                          9.48             10.70            --     2009
                                                                         10.05              9.48            --     2008
                                                                         10.00             10.05        15,535     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.88            $11.15             --    2010
                                                                                    6.50              8.88             --    2009
                                                                                   11.02              6.50             --    2008
                                                                                    9.78             11.02          7,034    2007
                                                                                   10.00              9.78             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.95            $ 9.81             --    2010
                                                                                    5.18              7.95             --    2009
                                                                                   10.88              5.18             --    2008
                                                                                   10.56             10.88             --    2007
                                                                                   10.00             10.56             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.19            $11.22        331,513    2010
                                                                                    7.69             10.19        387,810    2009
                                                                                   11.19              7.69        506,123    2008
                                                                                   11.04             11.19        539,803    2007
                                                                                   10.00             11.04        214,133    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.88            $ 8.49         89,700    2010
                                                                                    6.20              7.88         95,986    2009
                                                                                    9.89              6.20         38,061    2008
                                                                                   10.00              9.89             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.30            $ 9.02          8,832    2010
                                                                                    6.74              8.30         16,865    2009
                                                                                   10.97              6.74         17,805    2008
                                                                                   10.86             10.97             --    2007
                                                                                   10.00             10.86          9,372    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.93            $ 8.32             --    2010
                                                                                    6.19              7.93             --    2009
                                                                                   10.99              6.19             --    2008
                                                                                   10.99             10.99             --    2007
                                                                                   10.00             10.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.41            $10.26             --    2010
                                                                                    7.68              9.41             --    2009
                                                                                   11.72              7.68             --    2008
                                                                                   10.90             11.72             --    2007
                                                                                   10.00             10.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.34            $10.86             --    2010
                                                                                    9.81             10.34             --    2009
                                                                                   10.58              9.81             --    2008
                                                                                   10.33             10.58             --    2007
                                                                                   10.00             10.33         24,300    2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.14            $11.27             --    2010
                                                                                    6.61              9.14             --    2009
                                                                                   10.89              6.61             --    2008
                                                                                    9.90             10.89          7,090    2007
                                                                                   10.00              9.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.20            $ 9.96          2,753    2010
                                                                                   10.41             10.20             --    2009
                                                                                   10.42             10.41         24,297    2008
                                                                                   10.17             10.42             --    2007
                                                                                   10.00             10.17          4,964    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
 Premier Growth Equity          $ 9.00            $ 9.81             --    2010
   Fund -- Class 1 Shares         6.64              9.00             --    2009
                                 10.73              6.64             --    2008
                                 10.42             10.73             --    2007
                                 10.00             10.42             --    2006
-------------------------------------------------------------------------------
 Real Estate Securities         $ 8.38            $10.56          2,545    2010
   Fund -- Class 1 Shares         6.32              8.38          3,372    2009
                                 10.11              6.32          4,016    2008
                                 12.16             10.11             --    2007
                                 10.00             12.16             --    2006
-------------------------------------------------------------------------------
 S&P 500(R) Index Fund          $ 8.38            $ 9.40             --    2010
                                  6.79              8.38             --    2009
                                 11.11              6.79             --    2008
                                 10.82             11.11         10,381    2007
                                 10.00             10.82             --    2006
-------------------------------------------------------------------------------
 Small-Cap Equity Fund          $ 7.73            $ 9.63             --    2010
   -- Class 1 Shares              6.04              7.73             --    2009
                                  9.91              6.04             --    2008
                                  9.91              9.91             --    2007
                                 10.00              9.91             --    2006
-------------------------------------------------------------------------------
 Total Return Fund --           $ 9.35            $10.00        434,089    2010
   Class 3 Shares                 7.94              9.35        507,056    2009
                                 11.51              7.94        518,771    2008
                                 10.56             11.51        609,326    2007
                                 10.00             10.56        293,231    2006
-------------------------------------------------------------------------------
 U.S. Equity Fund --            $ 9.15            $ 9.85             --    2010
   Class 1 Shares                 7.11              9.15             --    2009
                                 11.39              7.11             --    2008
                                 10.79             11.39             --    2007
                                 10.00             10.79             --    2006
-------------------------------------------------------------------------------
GENWORTH VARIABLE
 INSURANCE TRUST
-------------------------------------------------------------------------------
 Genworth Calamos Growth        $ 9.42            $11.51          2,292    2010
   Fund -- Service Shares         6.41              9.42             --    2009
                                 10.00              6.41             --    2008
-------------------------------------------------------------------------------
 Genworth Davis NY              $ 8.94            $ 9.73             --    2010
   Venture Fund --                7.00              8.94             --    2009
   Service Shares                10.00              7.00             --    2008
-------------------------------------------------------------------------------
 Genworth Eaton Vance           $ 8.59            $ 9.17          8,741    2010
   Large Cap Value Fund           7.57              8.59         16,218    2009
   -- Service Shares             10.00              7.57         15,899    2008
-------------------------------------------------------------------------------
 Genworth Enhanced
   International Index
   Fund -- Service Shares       $10.00            $10.86             --    2010
-------------------------------------------------------------------------------
 Genworth Goldman Sachs
   Enhanced Core Bond           $11.20            $11.50         22,888    2010
   Index Fund --                 10.56             11.20         12,313    2009
   Service Shares                10.00             10.56         11,298    2008
-------------------------------------------------------------------------------
 Genworth Legg Mason
   ClearBridge                  $ 9.71            $11.75          6,814    2010
   Aggressive Growth              7.45              9.71         17,516    2009
   Fund -- Service Shares        10.00              7.45         19,750    2008
-------------------------------------------------------------------------------
 Genworth PIMCO                 $10.28            $11.80         27,098    2010
   StocksPLUS Fund --             7.22             10.28         21,737    2009
   Service Shares                10.00              7.22         26,784    2008
-------------------------------------------------------------------------------
 Genworth PYRAMIS(R)            $ 8.47            $10.25          7,815    2010
   Small/Mid Cap Core             6.56              8.47          6,656    2009
   Fund -- Service Shares        10.00              6.56          7,456    2008
-------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
 Balanced Portfolio --          $11.39            $12.03        16,024     2010
   Service Shares                 9.28             11.39        16,754     2009
                                 11.32              9.28        17,796     2008
                                 10.51             11.32        14,912     2007
                                 10.00             10.51         7,800     2006
-------------------------------------------------------------------------------
 Forty Portfolio --             $10.79            $11.22         4,726     2010
   Service Shares                 7.56             10.79        15,635     2009
                                 13.90              7.56        19,195     2008
                                 10.41             13.90        14,057     2007
                                 10.00             10.41        11,987     2006
-------------------------------------------------------------------------------
LEGG MASON PARTNERS
 VARIABLE EQUITY TRUST
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 7.68            $ 9.36            --     2010
   Variable Aggressive            5.86              7.68            --     2009
   Growth Portfolio --           10.09              5.86            --     2008
   Class II                      10.29             10.09            --     2007
                                 10.00             10.29            --     2006
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 7.57            $ 8.29         1,381     2010
   Variable Equity                6.32              7.57         1,508     2009
   Income Builder                 9.94              6.32         1,643     2008
   Portfolio -- Class II         10.00              9.94         1,540     2007
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 7.40            $ 8.43            --     2010
   Variable Fundamental           5.85              7.40            --     2009
   All Cap Value                  9.45              5.85            --     2008
   Portfolio -- Class I          10.00              9.45            --     2007
-------------------------------------------------------------------------------
MFS(R) VARIABLE
 INSURANCE TRUST
-------------------------------------------------------------------------------
 MFS(R) Investors Growth        $ 9.29            $10.18            --     2010
   Stock Series --                6.84              9.29            --     2009
   Service Class Shares          11.11              6.84            --     2008
                                 10.24             11.11            --     2007
                                 10.00             10.24            --     2006
-------------------------------------------------------------------------------
 MFS(R) Investors Trust         $ 9.20            $ 9.97            --     2010
   Series -- Service              7.44              9.20            --     2009
   Class Shares                  11.41              7.44            --     2008
                                 10.61             11.41            --     2007
                                 10.00             10.61            --     2006
-------------------------------------------------------------------------------
 MFS(R) Total Return            $ 9.44            $10.11        24,861     2010
   Series -- Service              8.21              9.44        25,980     2009
   Class Shares                  10.82              8.21        25,801     2008
                                 10.65             10.82        21,725     2007
                                 10.00             10.65         7,252     2006
-------------------------------------------------------------------------------
 MFS(R) Utilities Series        $11.93            $13.23            --     2010
   -- Service Class               9.19             11.93            --     2009
   Shares                        15.13              9.19            --     2008
                                 12.14             15.13            --     2007
                                 10.00             12.14            --     2006
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE
 ACCOUNT FUNDS
-------------------------------------------------------------------------------
 Oppenheimer Balanced           $ 7.11            $ 7.83        62,612     2010
   Fund/VA -- Service             5.99              7.11        68,471     2009
   Shares                        10.87              5.99        69,654     2008
                                 10.75             10.87        14,325     2007
                                 10.00             10.75        11,634     2006
-------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 8.44            $ 9.00            --     2010
                                                                               5.99              8.44            --     2009
                                                                              11.29              5.99            --     2008
                                                                              10.15             11.29            --     2007
                                                                              10.00             10.15            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.69            $ 9.82         8,108     2010
                                                                               6.38              8.69         9,620     2009
                                                                              10.95              6.38        11,535     2008
                                                                              10.56             10.95            --     2007
                                                                              10.00             10.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 8.14            $ 9.21        34,628     2010
                                                                               6.51              8.14        23,921     2009
                                                                              10.86              6.51        26,291     2008
                                                                              10.67             10.86            --     2007
                                                                              10.00             10.67        21,331     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.74            $ 9.31        17,063     2010
                                                                               5.79              7.74         3,650     2009
                                                                               9.56              5.79         4,312     2008
                                                                               9.92              9.56        12,039     2007
                                                                              10.00              9.92            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.36            $ 7.91            --     2010
                                                                               4.92              6.36            --     2009
                                                                               9.92              4.92            --     2008
                                                                               9.58              9.92            --     2007
                                                                              10.00              9.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.65            $11.76            --     2010
                                                                               8.98             10.65            --     2009
                                                                              10.93              8.98            --     2008
                                                                              10.34             10.93            --     2007
                                                                              10.00             10.34            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.85            $12.13         6,548     2010
                                                                               7.92             10.85         5,175     2009
                                                                              10.59              7.92         6,291     2008
                                                                              10.48             10.59            --     2007
                                                                              10.00             10.48         9,646     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.14            $13.24            --     2010
                                                                              13.00             12.14         4,490     2009
                                                                              11.34             13.00         3,676     2008
                                                                              10.58             11.34        13,873     2007
                                                                              10.00             10.58         9,364     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.51            $11.84        26,722     2010
                                                                              10.40             11.51        38,548     2009
                                                                              10.69             10.40        36,788     2008
                                                                              10.19             10.69        87,632     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.49            $13.19        20,025     2010
                                                                              11.21             12.49        11,074     2009
                                                                              10.95             11.21        10,658     2008
                                                                              10.31             10.95        14,309     2007
                                                                              10.00             10.31        48,550     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.92            $11.48            --     2010
                                                                  6.68              9.92            --     2009
                                                                 11.77              6.68            --     2008
                                                                 10.23             11.77            --     2007
                                                                 10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.23            $10.05            --     2010
                                                                  6.64              9.23            --     2009
                                                                 10.89              6.64            --     2008
                                                                  9.99             10.89            --     2007
                                                                 10.00              9.99            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.32            $10.82            --     2010
                                                                  6.71             10.32            --     2009
                                                                 11.33              6.71            --     2008
                                                                 10.53             11.33        13,515     2007
                                                                 10.00             10.53        21,451     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.86            $13.52            --     2010
                                                                  6.30             10.86         2,619     2009
                                                                 13.77              6.30         4,084     2008
                                                                  9.54             13.77         2,900     2007
                                                                 10.00              9.54            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.56            --     2010
---------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.06            $ 7.36            --     2010
                                                                               4.90              7.06            --     2009
                                                                              10.44              4.90            --     2008
                                                                              10.56             10.44            --     2007
                                                                              10.00             10.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.11            $ 8.01            --     2010
                                                                               6.02              7.11            --     2009
                                                                              10.73              6.02            --     2008
                                                                               9.82             10.73            --     2007
                                                                              10.00              9.82            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.66            $10.32            --     2010
                                                                               7.71              9.66            --     2009
                                                                              11.32              7.71            --     2008
                                                                              10.74             11.32            --     2007
                                                                              10.00             10.74            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.34            $10.26        17,587     2010
                                                                               7.10              9.34        29,176     2009
                                                                              12.23              7.10        32,303     2008
                                                                              10.96             12.23        57,554     2007
                                                                              10.00             10.96         8,240     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 8.70            $10.15            --     2010
                                                                               5.39              8.70            --     2009
                                                                              10.85              5.39            --     2008
                                                                               9.54             10.85            --     2007
                                                                              10.00              9.54            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.14            $ 9.18            --     2010
                                                                               6.50              8.14            --     2009
                                                                              10.37              6.50            --     2008
                                                                              10.89             10.37        55,338     2007
                                                                              10.00             10.89         2,742     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.73            $ 9.54        20,598     2010
                                                                               7.31              8.73        21,727     2009
                                                                               9.69              7.31        21,473     2008
                                                                              10.00              9.69         4,243     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.40            $ 9.03        27,964     2010
                                                                               6.92              8.40        30,716     2009
                                                                              10.16              6.92        32,865     2008
                                                                              10.00             10.16        67,631     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 9.12            $10.55            --     2010
                                                                               6.10              9.12            --     2009
                                                                              11.91              6.10            --     2008
                                                                              10.19             11.91            --     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.64            $ 8.41            --     2010
                                                                               6.51              7.64            --     2009
                                                                              11.25              6.51            --     2008
                                                                              11.00             11.25            --     2007
                                                                              10.00             11.00            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          $ 6.85            $ 6.97         51,803    2010
                                                                        5.23              6.85         53,013    2009
                                                                       11.47              5.23         58,588    2008
                                                                       11.14             11.47        143,138    2007
                                                                       10.00             11.14         18,875    2006
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 8.56            $ 9.18             --    2010
                                                                        6.40              8.56             --    2009
                                                                       10.91              6.40             --    2008
                                                                        9.84             10.91             --    2007
                                                                       10.00              9.84             --    2006
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 7.61            $10.14             --    2010
                                                                        5.52              7.61             --    2009
                                                                       10.41              5.52             --    2008
                                                                        9.39             10.41             --    2007
                                                                       10.00              9.39             --    2006
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.16            $11.44         39,037    2010
                                                                       10.38             11.16         64,572    2009
                                                                       10.81             10.38         57,097    2008
                                                                       10.12             10.81             --    2007
                                                                       10.00             10.12             --    2006
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $ 8.63            $ 9.47             --    2010
                                                                        6.76              8.63             --    2009
                                                                       10.98              6.76             --    2008
                                                                       11.09             10.98             --    2007
                                                                       10.00             11.09             --    2006
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $10.97            $11.74        475,888    2010
                                                                        9.30             10.97        464,627    2009
                                                                       11.87              9.30        462,375    2008
                                                                       10.42             11.87        473,918    2007
                                                                       10.00             10.42          5,330    2006
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 7.54            $ 8.46             --    2010
                                                                        6.10              7.54             --    2009
                                                                       10.58              6.10             --    2008
                                                                       10.04             10.58             --    2007
                                                                       10.00             10.04             --    2006
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 6.98            $ 8.74             --    2010
                                                                        5.59              6.98             --    2009
                                                                        9.58              5.59             --    2008
                                                                        9.94              9.58             --    2007
                                                                       10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            $ 8.50            $10.08             --    2010
                                                                        6.88              8.50             --    2009
                                                                       11.65              6.88             --    2008
                                                                       10.16             11.65             --    2007
                                                                       10.00             10.16             --    2006
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable         $ 8.32            $ 9.23         19,527    2010
   Series -- Class B                                                    6.18              8.32         21,722    2009
                                                                       12.30              6.18         24,895    2008
                                                                       10.54             12.30         57,302    2007
                                                                       10.00             10.54         10,097    2006
---------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $10.10            $10.76             --    2010
                                                                          7.18             10.10         18,025    2009
                                                                         10.10              7.18         20,654    2008
                                                                         10.19             10.10         46,239    2007
                                                                         10.00             10.19             --    2006
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.37            $12.69             --    2010
                                                                          7.65             11.37             --    2009
                                                                         10.61              7.65             --    2008
                                                                         10.54             10.61             --    2007
                                                                         10.00             10.54             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.65            $ 9.94         27,282    2010
                                                                          6.87              8.65         21,171    2009
                                                                         12.12              6.87         22,538    2008
                                                                         10.30             12.12             --    2007
                                                                         10.00             10.30             --    2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.52            $10.94         87,768    2010
                                                                          7.06              9.52         95,697    2009
                                                                         10.99              7.06        106,107    2008
                                                                         10.36             10.99         89,205    2007
                                                                         10.00             10.36         10,367    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.64            $ 9.85             --    2010
                                                                          6.54              8.64             --    2009
                                                                         11.69              6.54             --    2008
                                                                         10.22             11.69         50,074    2007
                                                                         10.00             10.22          5,803    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 7.99            $ 9.19             --    2010
                                                                          6.03              7.99             --    2009
                                                                         10.54              6.03             --    2008
                                                                         10.12             10.54             --    2007
                                                                         10.00             10.12             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.65            $ 8.58             --    2010
                                                                          6.04              7.65             --    2009
                                                                         10.83              6.04             --    2008
                                                                         10.96             10.83         42,926    2007
                                                                         10.00             10.96             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 7.97            $ 9.63             --    2010
                                                                          6.38              7.97             --    2009
                                                                         12.42              6.38             --    2008
                                                                         10.05             12.42             --    2007
                                                                         10.00             10.05             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.07            $ 9.01             --    2010
                                                                          6.51              8.07             --    2009
                                                                         11.49              6.51             --    2008
                                                                         10.53             11.49             --    2007
                                                                         10.00             10.53             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.65            $11.18             --    2010
                                                                          9.46             10.65             --    2009
                                                                         10.04              9.46             --    2008
                                                                         10.00             10.04         46,657    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.83            $11.07             --    2010
                                                                                    6.47              8.83             --    2009
                                                                                   10.99              6.47             --    2008
                                                                                    9.77             10.99         21,380    2007
                                                                                   10.00              9.77             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.90            $ 9.74             --    2010
                                                                                    5.16              7.90             --    2009
                                                                                   10.85              5.16             --    2008
                                                                                   10.55             10.85             --    2007
                                                                                   10.00             10.55             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.13            $11.14        657,732    2010
                                                                                    7.66             10.13        701,126    2009
                                                                                   11.17              7.66        828,774    2008
                                                                                   11.03             11.17        746,383    2007
                                                                                   10.00             11.03         19,063    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.86            $ 8.45        100,059    2010
                                                                                    6.18              7.86        107,061    2009
                                                                                    9.88              6.18        114,805    2008
                                                                                   10.00              9.88        160,305    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.26            $ 8.96         30,011    2010
                                                                                    6.72              8.26         54,966    2009
                                                                                   10.95              6.72         56,507    2008
                                                                                   10.85             10.95             --    2007
                                                                                   10.00             10.85          5,504    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.89            $ 8.26             --    2010
                                                                                    6.17              7.89             --    2009
                                                                                   10.96              6.17             --    2008
                                                                                   10.98             10.96             --    2007
                                                                                   10.00             10.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.35            $10.18             --    2010
                                                                                    7.65              9.35             --    2009
                                                                                   11.69              7.65             --    2008
                                                                                   10.89             11.69             --    2007
                                                                                   10.00             10.89             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.28            $10.78             --    2010
                                                                                    9.77             10.28             --    2009
                                                                                   10.55              9.77             --    2008
                                                                                   10.32             10.55             --    2007
                                                                                   10.00             10.32         14,359    2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.09            $11.19             --    2010
                                                                                    6.59              9.09             --    2009
                                                                                   10.86              6.59             --    2008
                                                                                    9.89             10.86          1,484    2007
                                                                                   10.00              9.89             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.14            $ 9.89         25,555    2010
                                                                                   10.37             10.14          4,630    2009
                                                                                   10.39             10.37            805    2008
                                                                                   10.16             10.39             --    2007
                                                                                   10.00             10.16          2,930    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
 Premier Growth Equity          $ 8.95            $ 9.74              --   2010
   Fund -- Class 1 Shares         6.61              8.95              --   2009
                                 10.70              6.61              --   2008
                                 10.41             10.70              --   2007
                                 10.00             10.41              --   2006
-------------------------------------------------------------------------------
 Real Estate Securities         $ 8.33            $10.48           8,708   2010
   Fund -- Class 1 Shares         6.29              8.33          10,955   2009
                                 10.08              6.29          12,797   2008
                                 12.14             10.08              --   2007
                                 10.00             12.14              --   2006
-------------------------------------------------------------------------------
 S&P 500(R) Index Fund          $ 8.33            $ 9.34              --   2010
                                  6.76              8.33              --   2009
                                 11.08              6.76              --   2008
                                 10.81             11.08          31,444   2007
                                 10.00             10.81              --   2006
-------------------------------------------------------------------------------
 Small-Cap Equity Fund          $ 7.68            $ 9.56              --   2010
   -- Class 1 Shares              6.02              7.68              --   2009
                                  9.89              6.02              --   2008
                                  9.90              9.89              --   2007
                                 10.00              9.90              --   2006
-------------------------------------------------------------------------------
 Total Return Fund --           $ 9.30            $ 9.92       1,160,651   2010
   Class 3 Shares                 7.91              9.30       1,207,521   2009
                                 11.48              7.91       1,180,812   2008
                                 10.55             11.48       1,142,195   2007
                                 10.00             10.55          44,351   2006
-------------------------------------------------------------------------------
 U.S. Equity Fund --            $ 9.10            $ 9.78              --   2010
   Class 1 Shares                 7.08              9.10              --   2009
                                 11.36              7.08              --   2008
                                 10.78             11.36              --   2007
                                 10.00             10.78              --   2006
-------------------------------------------------------------------------------
GENWORTH VARIABLE
 INSURANCE TRUST
-------------------------------------------------------------------------------
 Genworth Calamos Growth        $ 9.40            $11.47           7,778   2010
   Fund -- Service Shares         6.41              9.40              --   2009
                                 10.00              6.41              --   2008
-------------------------------------------------------------------------------
 Genworth Davis NY              $ 8.93            $ 9.69              --   2010
   Venture Fund --                7.00              8.93              --   2009
   Service Shares                10.00              7.00              --   2008
-------------------------------------------------------------------------------
 Genworth Eaton Vance           $ 8.58            $ 9.13          29,617   2010
   Large Cap Value Fund           7.57              8.58          52,634   2009
   -- Service Shares             10.00              7.57          50,433   2008
-------------------------------------------------------------------------------
 Genworth Enhanced
   International Index
   Fund -- Service Shares       $10.00            $10.85              --   2010
-------------------------------------------------------------------------------
 Genworth Goldman Sachs
   Enhanced Core Bond           $11.18            $11.46          77,829   2010
   Index Fund -- Service         10.55             11.18          40,146   2009
   Shares                        10.00             10.55          35,498   2008
-------------------------------------------------------------------------------
 Genworth Legg Mason
   ClearBridge                  $ 9.69            $11.71          23,114   2010
   Aggressive Growth              7.44              9.69          56,709   2009
   Fund -- Service Shares        10.00              7.44          62,092   2008
-------------------------------------------------------------------------------
 Genworth PIMCO                 $10.26            $11.76          91,817   2010
   StocksPLUS Fund --             7.22             10.26          70,599   2009
   Service Shares                10.00              7.22          84,668   2008
-------------------------------------------------------------------------------
 Genworth PYRAMIS(R)            $ 8.45            $10.21          26,472   2010
   Small/Mid Cap Core             6.55              8.45          21,523   2009
   Fund -- Service Shares        10.00              6.55          23,667   2008
-------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $11.32            $11.94        72,740     2010
                                                                                    9.24             11.32        74,378     2009
                                                                                   11.29              9.24        58,040     2008
                                                                                   10.49             11.29        34,691     2007
                                                                                   10.00             10.49            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $10.72            $11.14        16,079     2010
                                                                                    7.53             10.72        51,023     2009
                                                                                   13.86              7.53        60,903     2008
                                                                                   10.40             13.86        42,642     2007
                                                                                   10.00             10.40         7,078     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 7.64            $ 9.29            --     2010
                                                                                    5.83              7.64            --     2009
                                                                                   10.07              5.83            --     2008
                                                                                   10.28             10.07            --     2007
                                                                                   10.00             10.28            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 7.54            $ 8.25            --     2010
   Class II                                                                         6.30              7.54            --     2009
                                                                                    9.93              6.30            --     2008
                                                                                   10.00              9.93            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 7.37            $ 8.38            --     2010
   Class I                                                                          5.84              7.37            --     2009
                                                                                    9.44              5.84            --     2008
                                                                                   10.00              9.44            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.24            $10.11            --     2010
                                                                                    6.81              9.24            --     2009
                                                                                   11.08              6.81            --     2008
                                                                                   10.23             11.08            --     2007
                                                                                   10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 9.15            $ 9.89            --     2010
                                                                                    7.41              9.15            --     2009
                                                                                   11.38              7.41            --     2008
                                                                                   10.60             11.38            --     2007
                                                                                   10.00             10.60            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 9.39            $10.04        85,761     2010
                                                                                    8.18              9.39        78,655     2009
                                                                                   10.79              8.18        72,939     2008
                                                                                   10.64             10.79        54,918     2007
                                                                                   10.00             10.64         4,067     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $11.86            $13.14            --     2010
                                                                                    9.15             11.86            --     2009
                                                                                   15.09              9.15            --     2008
                                                                                   12.13             15.09            --     2007
                                                                                   10.00             12.13            --     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 7.07            $ 7.78        25,336     2010
                                                                                    5.96              7.07        31,253     2009
                                                                                   10.84              5.96        32,224     2008
                                                                                   10.74             10.84        27,284     2007
                                                                                   10.00             10.74            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 8.40            $ 8.94             --    2010
                                                                               5.97              8.40             --    2009
                                                                              11.26              5.97             --    2008
                                                                              10.14             11.26             --    2007
                                                                              10.00             10.14             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.64            $ 9.75         27,563    2010
                                                                               6.35              8.64         31,395    2009
                                                                              10.92              6.35         36,381    2008
                                                                              10.55             10.92             --    2007
                                                                              10.00             10.55             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 8.10            $ 9.15        117,724    2010
                                                                               6.48              8.10         78,003    2009
                                                                              10.83              6.48         83,390    2008
                                                                              10.66             10.83             --    2007
                                                                              10.00             10.66         12,556    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.70            $ 9.24         58,111    2010
                                                                               5.76              7.70         11,872    2009
                                                                               9.53              5.76         13,719    2008
                                                                               9.91              9.53         36,518    2007
                                                                              10.00              9.91             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.33            $ 7.85             --    2010
                                                                               4.90              6.33             --    2009
                                                                               9.90              4.90             --    2008
                                                                               9.57              9.90             --    2007
                                                                              10.00              9.57             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.59            $11.68             --    2010
                                                                               8.94             10.59             --    2009
                                                                              10.90              8.94             --    2008
                                                                              10.33             10.90             --    2007
                                                                              10.00             10.33             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.79            $12.04         22,311    2010
                                                                               7.88             10.79         16,882    2009
                                                                              10.56              7.88         19,904    2008
                                                                              10.47             10.56             --    2007
                                                                              10.00             10.47          5,697    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.08            $13.15             --    2010
                                                                              12.95             12.08         14,740    2009
                                                                              11.31             12.95         11,529    2008
                                                                              10.57             11.31         41,712    2007
                                                                              10.00             10.57          5,550    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.45            $11.76         91,113    2010
                                                                              10.36             11.45        126,010    2009
                                                                              10.66             10.36        116,093    2008
                                                                              10.18             10.66        263,598    2007
                                                                              10.00             10.18             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.42            $13.09         68,344    2010
                                                                              11.16             12.42         36,217    2009
                                                                              10.92             11.16         33,582    2008
                                                                              10.29             10.92         43,048    2007
                                                                              10.00             10.29         28,716    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.86            $11.40            --     2010
                                                                  6.65              9.86            --     2009
                                                                 11.74              6.65            --     2008
                                                                 10.22             11.74            --     2007
                                                                 10.00             10.22            --     2006
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.18            $ 9.98            --     2010
                                                                  6.62              9.18            --     2009
                                                                 10.86              6.62            --     2008
                                                                  9.98             10.86            --     2007
                                                                 10.00              9.98            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.26            $10.74            --     2010
                                                                  6.68             10.26            --     2009
                                                                 11.30              6.68            --     2008
                                                                 10.52             11.30        41,034     2007
                                                                 10.00             10.52        12,649     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.79            $13.42            --     2010
                                                                  6.27             10.79         8,497     2009
                                                                 13.74              6.27        12,711     2008
                                                                  9.54             13.74         8,826     2007
                                                                 10.00              9.54            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.55            --     2010
---------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.12            $ 7.45            --     2010
                                                                               4.93              7.12            --     2009
                                                                              10.48              4.93            --     2008
                                                                              10.58             10.48            --     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.18            $ 8.10            --     2010
                                                                               6.06              7.18            --     2009
                                                                              10.77              6.06            --     2008
                                                                               9.84             10.77            --     2007
                                                                              10.00              9.84            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.75            $10.44            --     2010
                                                                               7.77              9.75            --     2009
                                                                              11.37              7.77            --     2008
                                                                              10.75             11.37            --     2007
                                                                              10.00             10.75            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.43            $10.38         1,332     2010
                                                                               7.15              9.43         2,611     2009
                                                                              12.29              7.15         3,520     2008
                                                                              10.98             12.29         4,951     2007
                                                                              10.00             10.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 8.78            $10.27            --     2010
                                                                               5.42              8.78            --     2009
                                                                              10.90              5.42            --     2008
                                                                               9.55             10.90            --     2007
                                                                              10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.21            $ 9.29            --     2010
                                                                               6.54              8.21            --     2009
                                                                              10.42              6.54            --     2008
                                                                              10.91             10.42         4,797     2007
                                                                              10.00             10.91            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.79            $ 9.63            --     2010
                                                                               7.34              8.79            --     2009
                                                                               9.71              7.34            --     2008
                                                                              10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.45            $ 9.11         3,398     2010
                                                                               6.94              8.45         9,353     2009
                                                                              10.17              6.94         9,697     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 9.21            $10.68            --     2010
                                                                               6.15              9.21            --     2009
                                                                              11.96              6.15            --     2008
                                                                              10.20             11.96            --     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.71            $ 8.51            --     2010
                                                                               6.55              7.71            --     2009
                                                                              11.30              6.55            --     2008
                                                                              11.02             11.30            --     2007
                                                                              10.00             11.02            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
 AllianceBernstein              $ 6.91            $ 7.05         3,919     2010
   International Value            5.26              6.91         4,728     2009
   Portfolio -- Class B          11.52              5.26         6,312     2008
                                 11.16             11.52        12,205     2007
                                 10.00             11.16            --     2006
-------------------------------------------------------------------------------
 AllianceBernstein Large        $ 8.65            $ 9.29            --     2010
   Cap Growth Portfolio           6.45              8.65            --     2009
   -- Class B                    10.96              6.45            --     2008
                                  9.86             10.96            --     2007
                                 10.00              9.86            --     2006
-------------------------------------------------------------------------------
 AllianceBernstein Small        $ 7.68            $10.26            --     2010
   Cap Growth Portfolio           5.56              7.68            --     2009
   -- Class B                    10.45              5.56            --     2008
                                  9.40             10.45            --     2007
                                 10.00              9.40            --     2006
-------------------------------------------------------------------------------
AMERICAN CENTURY
 VARIABLE PORTFOLIOS II,
 INC.
-------------------------------------------------------------------------------
 VP Inflation Protection        $11.26            $11.58         2,939     2010
   Fund -- Class II              10.45             11.26         5,753     2009
                                 10.86             10.45         6,233     2008
                                 10.14             10.86            --     2007
                                 10.00             10.14            --     2006
-------------------------------------------------------------------------------
BLACKROCK VARIABLE
 SERIES FUNDS, INC.
-------------------------------------------------------------------------------
 BlackRock Basic Value          $ 8.71            $ 9.58            --     2010
   V.I. Fund --                   6.80              8.71            --     2009
   Class III Shares              11.03              6.80            --     2008
                                 11.11             11.03            --     2007
                                 10.00             11.11            --     2006
-------------------------------------------------------------------------------
 BlackRock Global               $11.07            $11.89        55,471     2010
   Allocation V.I. Fund           9.36             11.07        42,712     2009
   -- Class III Shares           11.92              9.36        64,778     2008
                                 10.44             11.92        30,195     2007
                                 10.00             10.44            --     2006
-------------------------------------------------------------------------------
 BlackRock Large Cap            $ 7.61            $ 8.56            --     2010
   Growth V.I. Fund --            6.14              7.61            --     2009
   Class III Shares              10.63              6.14            --     2008
                                 10.06             10.63            --     2007
                                 10.00             10.06            --     2006
-------------------------------------------------------------------------------
 BlackRock Value                $ 7.05            $ 8.85            --     2010
   Opportunities V.I.             5.63              7.05            --     2009
   Fund -- Class III              9.63              5.63            --     2008
   Shares                         9.96              9.63            --     2007
                                 10.00              9.96            --     2006
-------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE
 INSURANCE TRUST I
-------------------------------------------------------------------------------
 Columbia Marsico Growth        $ 8.58            $10.20            --     2010
   Fund, Variable Series          6.93              8.58            --     2009
   -- Class A                    11.70              6.93            --     2008
                                 10.18             11.70            --     2007
                                 10.00             10.18            --     2006
-------------------------------------------------------------------------------
 Columbia Marsico               $ 8.40            $ 9.34         1,474     2010
   International                  6.22              8.40         1,937     2009
   Opportunities Fund,           12.35              6.22         2,706     2008
   Variable Series --            10.56             12.35         4,922     2007
   Class B                       10.00             10.56            --     2006
-------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                       $10.20            $10.88            --     2010
                                                                          7.23             10.20         1,616     2009
                                                                         10.14              7.23         2,213     2008
                                                                         10.20             10.14         4,092     2007
                                                                         10.00             10.20            --     2006
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.48            $12.84            --     2010
                                                                          7.70             11.48            --     2009
                                                                         10.65              7.70            --     2008
                                                                         10.56             10.65            --     2007
                                                                         10.00             10.56            --     2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.73            $10.06         2,068     2010
                                                                          6.92              8.73         1,908     2009
                                                                         12.17              6.92         2,421     2008
                                                                         10.32             12.17            --     2007
                                                                         10.00             10.32            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.61            $11.07        21,859     2010
                                                                          7.10              9.61         9,917     2009
                                                                         11.03              7.10        10,818     2008
                                                                         10.38             11.03         9,625     2007
                                                                         10.00             10.38            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.72            $ 9.97            --     2010
                                                                          6.58              8.72            --     2009
                                                                         11.74              6.58            --     2008
                                                                         10.24             11.74         4,381     2007
                                                                         10.00             10.24            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.06            $ 9.30            --     2010
                                                                          6.07              8.06            --     2009
                                                                         10.58              6.07            --     2008
                                                                         10.14             10.58            --     2007
                                                                         10.00             10.14            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.72            $ 8.68            --     2010
                                                                          6.08              7.72            --     2009
                                                                         10.87              6.08            --     2008
                                                                         10.98             10.87         3,733     2007
                                                                         10.00             10.98            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.04            $ 9.74            --     2010
                                                                          6.43              8.04            --     2009
                                                                         12.47              6.43            --     2008
                                                                         10.07             12.47            --     2007
                                                                         10.00             10.07            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.14            $ 9.12            --     2010
                                                                          6.55              8.14            --     2009
                                                                         11.53              6.55            --     2008
                                                                         10.55             11.53            --     2007
                                                                         10.00             10.55            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.73            $11.28            --     2010
                                                                          9.50             10.73            --     2009
                                                                         10.06              9.50            --     2008
                                                                         10.00             10.06         4,134     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.91            $11.20            --     2010
                                                                                    6.52              8.91            --     2009
                                                                                   11.04              6.52            --     2008
                                                                                    9.78             11.04         1,860     2007
                                                                                   10.00              9.78            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.98            $ 9.86            --     2010
                                                                                    5.19              7.98            --     2009
                                                                                   10.90              5.19            --     2008
                                                                                   10.57             10.90            --     2007
                                                                                   10.00             10.57            --     2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.23            $11.27        37,343     2010
                                                                                    7.71             10.23        39,659     2009
                                                                                   11.21              7.71        37,063     2008
                                                                                   11.05             11.21        36,443     2007
                                                                                   10.00             11.05            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.90            $ 8.52            --     2010
                                                                                    6.20              7.90            --     2009
                                                                                    9.89              6.20            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.33            $ 9.06         2,285     2010
                                                                                    6.76              8.33         4,945     2009
                                                                                   10.99              6.76         6,058     2008
                                                                                   10.86             10.99            --     2007
                                                                                   10.00             10.86            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.96            $ 8.36            --     2010
                                                                                    6.21              7.96            --     2009
                                                                                   11.01              6.21            --     2008
                                                                                   11.00             11.01            --     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.44            $10.30            --     2010
                                                                                    7.70              9.44            --     2009
                                                                                   11.74              7.70            --     2008
                                                                                   10.90             11.74            --     2007
                                                                                   10.00             10.90            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.37            $10.91            --     2010
                                                                                    9.83             10.37            --     2009
                                                                                   10.60              9.83            --     2008
                                                                                   10.34             10.60            --     2007
                                                                                   10.00             10.34            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.17            $11.32            --     2010
                                                                                    6.63              9.17            --     2009
                                                                                   10.90              6.63            --     2008
                                                                                    9.90             10.90         1,879     2007
                                                                                   10.00              9.90            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.24            $10.01            --     2010
                                                                                   10.44             10.24        11,870     2009
                                                                                   10.44             10.44            --     2008
                                                                                   10.17             10.44            --     2007
                                                                                   10.00             10.17            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $ 9.77            $ 9.56            --     2010
                                                                                    9.97              9.77            --     2009
                                                                                   10.00              9.97            --     2008
---------------------------------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
 Premier Growth Equity          $ 9.03            $ 9.86            --     2010
   Fund -- Class 1 Shares         6.66              9.03            --     2009
                                 10.74              6.66            --     2008
                                 10.43             10.74            --     2007
                                 10.00             10.43            --     2006
-------------------------------------------------------------------------------
 Real Estate Securities         $ 8.41            $10.61           659     2010
   Fund -- Class 1 Shares         6.34              8.41           998     2009
                                 10.13              6.34         1,381     2008
                                 12.16             10.13            --     2007
                                 10.00             12.16            --     2006
-------------------------------------------------------------------------------
 S&P 500(R) Index Fund          $ 8.41            $ 9.45            --     2010
                                  6.81              8.41            --     2009
                                 11.13              6.81            --     2008
                                 10.83             11.13         2,744     2007
                                 10.00             10.83            --     2006
-------------------------------------------------------------------------------
 Small-Cap Equity Fund          $ 7.76            $ 9.67            --     2010
   -- Class 1 Shares              6.06              7.76            --     2009
                                  9.93              6.06            --     2008
                                  9.92              9.93            --     2007
                                 10.00              9.92            --     2006
-------------------------------------------------------------------------------
 Total Return Fund --           $ 9.39            $10.04        92,993     2010
   Class 3 Shares                 7.96              9.39        87,704     2009
                                 11.53              7.96        86,646     2008
                                 10.57             11.53        82,434     2007
                                 10.00             10.57            --     2006
-------------------------------------------------------------------------------
 U.S. Equity Fund --            $ 9.18            $ 9.90            --     2010
   Class 1 Shares                 7.13              9.18            --     2009
                                 11.41              7.13            --     2008
                                 10.80             11.41            --     2007
                                 10.00             10.80            --     2006
-------------------------------------------------------------------------------
GENWORTH VARIABLE
 INSURANCE TRUST
-------------------------------------------------------------------------------
 Genworth Calamos Growth        $ 9.43            $11.54           593     2010
   Fund -- Service Shares         6.42              9.43            --     2009
                                 10.00              6.42            --     2008
-------------------------------------------------------------------------------
 Genworth Davis NY              $ 8.96            $ 9.75            --     2010
   Venture Fund --                7.00              8.96            --     2009
   Service Shares                10.00              7.00            --     2008
-------------------------------------------------------------------------------
 Genworth Eaton Vance           $ 8.61            $ 9.19         2,269     2010
   Large Cap Value Fund           7.58              8.61         4,767     2009
   -- Service Shares             10.00              7.58         5,401     2008
-------------------------------------------------------------------------------
 Genworth Enhanced
   International Index
   Fund -- Service Shares       $10.00            $10.87            --     2010
-------------------------------------------------------------------------------
 Genworth Goldman Sachs
   Enhanced Core Bond           $11.21            $11.53         5,890     2010
   Index Fund -- Service         10.56             11.21         3,594     2009
   Shares                        10.00             10.56         3,898     2008
-------------------------------------------------------------------------------
 Genworth Legg Mason
   ClearBridge                  $ 9.73            $11.78         1,765     2010
   Aggressive Growth              7.45              9.73         5,184     2009
   Fund -- Service Shares        10.00              7.45         6,770     2008
-------------------------------------------------------------------------------
 Genworth PIMCO                 $10.29            $11.83         7,027     2010
   StocksPLUS Fund --             7.22             10.29         6,393     2009
   Service Shares                10.00              7.22         9,100     2008
-------------------------------------------------------------------------------
 Genworth PYRAMIS(R)            $ 8.48            $10.27         2,031     2010
   Small/Mid Cap Core             6.56              8.48         1,965     2009
   Fund -- Service Shares        10.00              6.56         2,543     2008
-------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
 Balanced Portfolio --          $11.43            $12.09        17,845     2010
   Service Shares                 9.31             11.43        31,943     2009
                                 11.34              9.31        10,753     2008
                                 10.51             11.34            --     2007
                                 10.00             10.51            --     2006
-------------------------------------------------------------------------------
 Forty Portfolio --             $10.83            $11.27         1,222     2010
   Service Shares                 7.58             10.83         4,585     2009
                                 13.92              7.58         6,538     2008
                                 10.42             13.92         3,744     2007
                                 10.00             10.42            --     2006
-------------------------------------------------------------------------------
LEGG MASON PARTNERS
 VARIABLE EQUITY TRUST
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 7.71            $ 9.40            --     2010
   Variable Aggressive            5.87              7.71            --     2009
   Growth Portfolio --           10.11              5.87            --     2008
   Class II                      10.30             10.11            --     2007
                                 10.00             10.30            --     2006
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 7.59            $ 8.32            --     2010
   Variable Equity                6.33              7.59            --     2009
   Income Builder                 9.95              6.33            --     2008
   Portfolio -- Class II         10.00              9.95            --     2007
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 7.42            $ 8.46            --     2010
   Variable Fundamental           5.86              7.42            --     2009
   All Cap Value                  9.45              5.86            --     2008
   Portfolio -- Class I          10.00              9.45            --     2007
-------------------------------------------------------------------------------
MFS(R) VARIABLE
 INSURANCE TRUST
-------------------------------------------------------------------------------
 MFS(R) Investors Growth        $ 9.33            $10.23            --     2010
   Stock Series --                6.86              9.33            --     2009
   Service Class Shares          11.12              6.86            --     2008
                                 10.25             11.12            --     2007
                                 10.00             10.25            --     2006
-------------------------------------------------------------------------------
 MFS(R) Investors Trust         $ 9.23            $10.01            --     2010
   Series -- Service              7.46              9.23            --     2009
   Class Shares                  11.43              7.46            --     2008
                                 10.62             11.43            --     2007
                                 10.00             10.62            --     2006
-------------------------------------------------------------------------------
 MFS(R) Total Return            $ 9.48            $10.16         2,360     2010
   Series -- Service              8.23              9.48         2,695     2009
   Class Shares                  10.83              8.23         3,004     2008
                                 10.66             10.83         2,904     2007
                                 10.00             10.66            --     2006
-------------------------------------------------------------------------------
 MFS(R) Utilities Series        $11.98            $13.30            --     2010
   -- Service Class               9.22             11.98            --     2009
   Shares                        15.15              9.22            --     2008
                                 12.15             15.15            --     2007
                                 10.00             12.15            --     2006
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE
 ACCOUNT FUNDS
-------------------------------------------------------------------------------
 Oppenheimer Balanced           $ 7.14            $ 7.87         2,256     2010
   Fund/VA -- Service             6.00              7.14         2,729     2009
   Shares                        10.89              6.00         3,251     2008
                                 10.76             10.89         2,887     2007
                                 10.00             10.76            --     2006
-------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 8.47            $ 9.05            --     2010
                                                                               6.01              8.47            --     2009
                                                                              11.31              6.01            --     2008
                                                                              10.16             11.31            --     2007
                                                                              10.00             10.16            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.72            $ 9.87         2,089     2010
                                                                               6.40              8.72         2,816     2009
                                                                              10.96              6.40         3,937     2008
                                                                              10.57             10.96            --     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 8.17            $ 9.26         8,954     2010
                                                                               6.53              8.17         7,013     2009
                                                                              10.88              6.53         8,920     2008
                                                                              10.68             10.88            --     2007
                                                                              10.00             10.68            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.77            $ 9.35         4,414     2010
                                                                               5.80              7.77         1,077     2009
                                                                               9.57              5.80         1,467     2008
                                                                               9.93              9.57         3,184     2007
                                                                              10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.39            $ 7.94            --     2010
                                                                               4.94              6.39            --     2009
                                                                               9.94              4.94            --     2008
                                                                               9.59              9.94            --     2007
                                                                              10.00              9.59            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.69            $11.82            --     2010
                                                                               9.00             10.69            --     2009
                                                                              10.95              9.00            --     2008
                                                                              10.35             10.95            --     2007
                                                                              10.00             10.35            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.89            $12.19         1,687     2010
                                                                               7.94             10.89         1,513     2009
                                                                              10.61              7.94         2,192     2008
                                                                              10.48             10.61            --     2007
                                                                              10.00             10.48            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.19            $13.31            --     2010
                                                                              13.04             12.19         1,301     2009
                                                                              11.36             13.04         1,278     2008
                                                                              10.59             11.36         3,685     2007
                                                                              10.00             10.59            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.56            $11.90         6,870     2010
                                                                              10.43             11.56        11,247     2009
                                                                              10.71             10.43        12,637     2008
                                                                              10.20             10.71        23,319     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.53            $13.25         5,142     2010
                                                                              11.24             12.53         3,226     2009
                                                                              10.97             11.24         3,668     2008
                                                                              10.31             10.97         3,806     2007
                                                                              10.00             10.31            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.96            $11.54            --     2010
                                                                  6.70              9.96            --     2009
                                                                 11.79              6.70            --     2008
                                                                 10.23             11.79            --     2007
                                                                 10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.27            $10.10            --     2010
                                                                  6.66              9.27            --     2009
                                                                 10.91              6.66            --     2008
                                                                 10.00             10.91            --     2007
                                                                 10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.35            $10.87            --     2010
                                                                  6.73             10.35            --     2009
                                                                 11.35              6.73            --     2008
                                                                 10.54             11.35         3,568     2007
                                                                 10.00             10.54            --     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.90            $13.59            --     2010
                                                                  6.32             10.90           774     2009
                                                                 13.80              6.32         1,400     2008
                                                                  9.55             13.80           772     2007
                                                                 10.00              9.55            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.56            --     2010
---------------------------------------------------------------------------------------------------------------

           LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANTS) ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 6.39            $ 6.66            --     2010
                                                                               4.44              6.39            --     2009
                                                                               9.48              4.44            --     2008
                                                                              10.00              9.48            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 6.85            $ 7.71            --     2010
                                                                               5.81              6.85            --     2009
                                                                              10.37              5.81            --     2008
                                                                              10.00             10.37            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 8.43            $ 9.00            --     2010
                                                                               6.74              8.43            --     2009
                                                                               9.90              6.74            --     2008
                                                                              10.00              9.90            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 7.88            $ 8.64         2,273     2010
                                                                               5.99              7.88         3,277     2009
                                                                              10.34              5.99         3,452     2008
                                                                              10.00             10.34         6,291     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 7.14            $ 8.05            --     2010
                                                                               5.70              7.14            --     2009
                                                                               9.12              5.70            --     2008
                                                                              10.00              9.12         5,804     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.71            $ 9.51         2,781     2010
                                                                               7.30              8.71         2,778     2009
                                                                               9.68              7.30         2,691     2008
                                                                              10.00              9.68         2,924     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.38            $ 9.00            --     2010
                                                                               6.91              8.38            --     2009
                                                                              10.15              6.91            --     2008
                                                                              10.00             10.15            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 8.74            $10.10            --     2010
                                                                               5.86              8.74            --     2009
                                                                              11.44              5.86            --     2008
                                                                              10.00             11.44            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 6.69            $ 7.36            --     2010
                                                                               5.71              6.69            --     2009
                                                                               9.87              5.71            --     2008
                                                                              10.00              9.87            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 5.86            $ 5.95         6,606     2010
                                                                               4.47              5.86         5,883     2009
                                                                               9.83              4.47         6,195     2008
                                                                              10.00              9.83        15,491     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.44            $ 9.03            --     2010
                                                                               6.32              8.44            --     2009
                                                                              10.77              6.32            --     2008
                                                                              10.00             10.77            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    $ 7.66            $10.20            --     2010
                                                                               5.57              7.66            --     2009
                                                                              10.51              5.57            --     2008
                                                                              10.00             10.51            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.84            $11.10         4,402     2010
                                                                                 10.09             10.84         6,292     2009
                                                                                 10.52             10.09         5,356     2008
                                                                                 10.00             10.52            --     2007
-------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 7.39            $ 8.10            --     2010
                                                                                  5.79              7.39            --     2009
                                                                                  9.42              5.79            --     2008
                                                                                 10.00              9.42            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.08            $10.78        47,838     2010
                                                                                  8.55             10.08        48,630     2009
                                                                                 10.93              8.55        48,560     2008
                                                                                 10.00             10.93        53,599     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 7.11            $ 7.97            --     2010
                                                                                  5.76              7.11            --     2009
                                                                                 10.00              5.76            --     2008
                                                                                 10.00             10.00            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 6.73            $ 8.42            --     2010
                                                                                  5.39              6.73            --     2009
                                                                                  9.26              5.39            --     2008
                                                                                 10.00              9.26            --     2007
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 8.11            $ 9.60            --     2010
                                                                                  6.57              8.11            --     2009
                                                                                 11.13              6.57            --     2008
                                                                                 10.00             11.13            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 7.62            $ 8.44         2,327     2010
   Class B                                                                        5.67              7.62         2,253     2009
                                                                                 11.29              5.67         2,443     2008
                                                                                 10.00             11.29         5,757     2007
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 9.75            $10.37            --     2010
                                                                                  6.93              9.75         1,761     2009
                                                                                  9.77              6.93         1,985     2008
                                                                                 10.00              9.77         4,391     2007
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $10.43            $11.63            --     2010
                                                                                  7.02             10.43            --     2009
                                                                                  9.75              7.02            --     2008
                                                                                 10.00              9.75            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 7.90            $ 9.06         3,255     2010
                                                                                  6.28              7.90         2,188     2009
                                                                                 11.09              6.28         2,233     2008
                                                                                 10.00             11.09            --     2007
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 8.69            $ 9.97        12,132     2010
                                                                                  6.45              8.69        12,805     2009
                                                                                 10.05              6.45        13,933     2008
                                                                                 10.00             10.05        12,689     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 8.09            $ 9.21             --    2010
                                                                                    6.13              8.09             --    2009
                                                                                   10.97              6.13             --    2008
                                                                                   10.00             10.97          4,887    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 7.50            $ 8.63             --    2010
                                                                                    5.67              7.50             --    2009
                                                                                    9.92              5.67             --    2008
                                                                                   10.00              9.92             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.61            $ 7.41             --    2010
                                                                                    5.23              6.61             --    2009
                                                                                    9.38              5.23             --    2008
                                                                                   10.00              9.38          4,549    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 7.54            $ 9.10             --    2010
                                                                                    6.04              7.54             --    2009
                                                                                   11.77              6.04             --    2008
                                                                                   10.00             11.77             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.29            $ 8.14             --    2010
                                                                                    5.89              7.29             --    2009
                                                                                   10.40              5.89             --    2008
                                                                                   10.00             10.40             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.63            $11.14             --    2010
                                                                                    9.44             10.63             --    2009
                                                                                   10.04              9.44             --    2008
                                                                                   10.00             10.04          4,306    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.45            $10.59             --    2010
                                                                                    6.21              8.45             --    2009
                                                                                   10.55              6.21             --    2008
                                                                                   10.00             10.55          2,042    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 6.70            $ 8.25             --    2010
                                                                                    4.37              6.70             --    2009
                                                                                    9.21              4.37             --    2008
                                                                                   10.00              9.21             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 8.72            $ 9.57        155,727    2010
                                                                                    6.60              8.72        161,299    2009
                                                                                    9.63              6.60        175,631    2008
                                                                                   10.00              9.63        147,795    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.84            $ 8.42         18,695    2010
                                                                                    6.17              7.84         18,838    2009
                                                                                    9.88              6.17         18,559    2008
                                                                                   10.00              9.88         23,921    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.20            $ 7.80          3,731    2010
                                                                                    5.86              7.20          5,938    2009
                                                                                    9.57              5.86          5,918    2008
                                                                                   10.00              9.57             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.88            $ 7.20             --    2010
                                                                                    5.39              6.88             --    2009
                                                                                    9.58              5.39             --    2008
                                                                                   10.00              9.58             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                             $ 8.15            $ 8.86             --    2010
                                                                         6.67              8.15             --    2009
                                                                        10.20              6.67             --    2008
                                                                        10.00             10.20             --    2007
----------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                        $ 9.82            $10.29             --    2010
                                                                         9.34              9.82             --    2009
                                                                        10.10              9.34             --    2008
                                                                        10.00             10.10             --    2007
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                $ 8.53            $10.49             --    2010
                                                                         6.19              8.53             --    2009
                                                                        10.21              6.19             --    2008
                                                                        10.00             10.21          2,090    2007
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                    $ 9.88            $ 9.63             --    2010
                                                                        10.11              9.88             --    2009
                                                                        10.15             10.11             --    2008
                                                                        10.00             10.15             --    2007
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                         $ 8.31            $ 9.04             --    2010
                                                                         6.15              8.31             --    2009
                                                                         9.96              6.15             --    2008
                                                                        10.00              9.96             --    2007
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                        $ 6.69            $ 8.41          1,171    2010
                                                                         5.06              6.69          1,276    2009
                                                                         8.12              5.06          1,395    2008
                                                                        10.00              8.12             --    2007
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                $ 7.37            $ 8.25             --    2010
                                                                         5.99              7.37             --    2009
                                                                         9.82              5.99             --    2008
                                                                        10.00              9.82          3,252    2007
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                              $ 7.32            $ 9.10             --    2010
                                                                         5.74              7.32             --    2009
                                                                         9.44              5.74             --    2008
                                                                        10.00              9.44             --    2007
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                  $ 8.43            $ 8.98        166,680    2010
                                                                         7.17              8.43        167,306    2009
                                                                        10.42              7.17        159,318    2008
                                                                        10.00             10.42        157,029    2007
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                   $ 8.07            $ 8.67             --    2010
                                                                         6.29              8.07             --    2009
                                                                        10.09              6.29             --    2008
                                                                        10.00             10.09             --    2007
----------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                       $ 9.39            $11.44            847    2010
                                                                         6.41              9.39             --    2009
                                                                        10.00              6.41             --    2008
----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                     $ 8.91            $ 9.67             --    2010
                                                                         7.00              8.91             --    2009
                                                                        10.00              7.00             --    2008
----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares          $ 8.57            $ 9.11          3,213    2010
                                                                         7.57              8.57          4,969    2009
                                                                        10.00              7.57          4,604    2008
----------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares         $10.00            $10.84             --    2010
----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares          $11.16            $11.43         8,544     2010
                                                                                   10.55             11.16         3,807     2009
                                                                                   10.00             10.55         3,249     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 9.68            $11.68         2,514     2010
   Service Shares                                                                   7.44              9.68         5,313     2009
                                                                                   10.00              7.44         5,622     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $10.24            $11.73         9,969     2010
                                                                                    7.21             10.24         6,665     2009
                                                                                   10.00              7.21         7,721     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                   $ 8.44            $10.19         2,858     2010
                                                                                    6.55              8.44         2,020     2009
                                                                                   10.00              6.55         2,154     2008
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $10.31            $10.86         9,363     2010
                                                                                    8.43             10.31         9,437     2009
                                                                                   10.30              8.43         9,709     2008
                                                                                   10.00             10.30         7,869     2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 9.70            $10.06         1,931     2010
                                                                                    6.81              9.70         5,328     2009
                                                                                   12.56              6.81         6,106     2008
                                                                                   10.00             12.56         4,285     2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 7.23            $ 8.79            --     2010
                                                                                    5.53              7.23            --     2009
                                                                                    9.55              5.53            --     2008
                                                                                   10.00              9.55            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 7.39            $ 8.40            --     2010
   Class I                                                                          5.87              7.39            --     2009
                                                                                    9.49              5.87            --     2008
                                                                                   10.00              9.49            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 8.65            $ 9.46            --     2010
                                                                                    6.38              8.65            --     2009
                                                                                   10.39              6.38            --     2008
                                                                                   10.00             10.39            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.21            $ 8.88            --     2010
                                                                                    6.66              8.21            --     2009
                                                                                   10.24              6.66            --     2008
                                                                                   10.00             10.24            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.45            $ 9.03        12,091     2010
                                                                                    7.37              8.45        12,122     2009
                                                                                    9.73              7.37        11,790     2008
                                                                                   10.00              9.73        12,683     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 8.59            $ 9.50            --     2010
                                                                                    6.63              8.59            --     2009
                                                                                   10.95              6.63            --     2008
                                                                                   10.00             10.95            --     2007
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.31            $ 6.93        11,940     2010
                                                                                    5.33              6.31        12,507     2009
                                                                                    9.69              5.33        12,607     2008
                                                                                   10.00              9.69        10,530     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 7.87            $ 8.37            --     2010
                                                                               5.60              7.87            --     2009
                                                                              10.58              5.60            --     2008
                                                                              10.00             10.58            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 7.76            $ 8.75         3,338     2010
                                                                               5.72              7.76         3,299     2009
                                                                               9.83              5.72         3,652     2008
                                                                              10.00              9.83            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 7.27            $ 8.20        14,239     2010
                                                                               5.83              7.27         8,202     2009
                                                                               9.74              5.83         8,430     2008
                                                                              10.00              9.74            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.25            $ 8.70         6,684     2010
                                                                               5.44              7.25         1,182     2009
                                                                               9.00              5.44         1,310     2008
                                                                              10.00              9.00         3,532     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.37            $ 7.89            --     2010
                                                                               4.94              6.37            --     2009
                                                                               9.98              4.94            --     2008
                                                                              10.00              9.98            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.95            $10.96            --     2010
                                                                               8.41              9.95            --     2009
                                                                              10.26              8.41            --     2008
                                                                              10.00             10.26            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.02            $11.18         2,625     2010
                                                                               7.33             10.02         1,712     2009
                                                                               9.83              7.33         1,959     2008
                                                                              10.00              9.83            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.27            $12.26            --     2010
                                                                              12.10             11.27         1,503     2009
                                                                              10.58             12.10         1,115     2008
                                                                              10.00             10.58         4,137     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.13            $11.42        10,259     2010
                                                                              10.08             11.13        12,254     2009
                                                                              10.39             10.08        10,948     2008
                                                                              10.00             10.39        24,885     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.93            $12.57         7,793     2010
                                                                              10.73             11.93         3,568     2009
                                                                              10.51             10.73         3,196     2008
                                                                              10.00             10.51         4,125     2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 9.14            $10.55            --     2010
                                                                               6.17              9.14            --     2009
                                                                              10.90              6.17            --     2008
                                                                              10.00             10.90            --     2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 8.92            $ 9.69            --     2010
                                                                               6.44              8.92            --     2009
                                                                              10.58              6.44            --     2008
                                                                              10.00             10.58            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 9.28            $ 9.70            --     2010
                                                                  6.05              9.28            --     2009
                                                                 10.24              6.05            --     2008
                                                                 10.00             10.24         4,160     2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.12            $12.57            --     2010
                                                                  5.89             10.12           851     2009
                                                                 12.90              5.89         1,220     2008
                                                                 10.00             12.90           855     2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.54            --     2010
---------------------------------------------------------------------------------------------------------------

      LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 6.66            $ 7.00             --    2010
                                                                               4.58              6.66             --    2009
                                                                               9.70              4.58             --    2008
                                                                              10.00              9.70             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 6.54            $ 7.43             --    2010
                                                                               5.50              6.54             --    2009
                                                                               9.72              5.50             --    2008
                                                                              10.00              9.72             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 8.39            $ 9.04         10,277    2010
                                                                               6.65              8.39          5,215    2009
                                                                               9.69              6.65            386    2008
                                                                              10.00              9.69             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 8.12            $ 8.98        128,547    2010
                                                                               6.12              8.12        165,425    2009
                                                                              10.47              6.12        118,732    2008
                                                                              10.00             10.47          2,598    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 7.68            $ 8.74          8,720    2010
                                                                               6.09              7.68          4,277    2009
                                                                               9.65              6.09          3,956    2008
                                                                              10.00              9.65          2,305    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.15            $10.08         21,316    2010
                                                                               7.60              9.15         22,429    2009
                                                                              10.00              7.60         18,027    2008
                                                                              10.00             10.00             --    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.58            $ 9.30        144,776    2010
                                                                               7.01              8.58        141,475    2009
                                                                              10.22              7.01        116,955    2008
                                                                              10.00             10.22             --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 7.64            $ 8.90            784    2010
                                                                               5.07              7.64            830    2009
                                                                               9.82              5.07            988    2008
                                                                              10.00              9.82             --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 6.71            $ 7.43          3,370    2010
                                                                               5.67              6.71          3,409    2009
                                                                               9.72              5.67            547    2008
                                                                              10.00              9.72             --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 6.19            $ 6.35        295,895    2010
                                                                               4.69              6.19        255,175    2009
                                                                              10.21              4.69        187,771    2008
                                                                              10.00             10.21          6,245    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 7.80            $ 8.42             --    2010
                                                                               5.79              7.80             --    2009
                                                                               9.78              5.79             --    2008
                                                                              10.00              9.78             --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    $ 7.23            $ 9.71          3,553    2010
                                                                               5.21              7.23          4,720    2009
                                                                               9.75              5.21             --    2008
                                                                              10.00              9.75             --    2007
----------------------------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
AMERICAN CENTURY
 VARIABLE PORTFOLIOS II,
 INC.
-------------------------------------------------------------------------------
 VP Inflation Protection        $10.65            $11.00         231,096   2010
   Fund -- Class II               9.83             10.65         307,547   2009
                                 10.16              9.83         175,021   2008
                                 10.00             10.16              --   2007
-------------------------------------------------------------------------------
BLACKROCK VARIABLE
 SERIES FUNDS, INC.
-------------------------------------------------------------------------------
 BlackRock Basic Value          $ 7.69            $ 8.50           9,722   2010
   V.I. Fund -- Class             5.97              7.69           7,740   2009
   III Shares                     9.63              5.97             794   2008
                                 10.00              9.63              --   2007
-------------------------------------------------------------------------------
 BlackRock Global               $ 9.99            $10.78       3,184,085   2010
   Allocation V.I. Fund           8.41              9.99       3,067,408   2009
   -- Class III Shares           10.64              8.41       2,200,465   2008
                                 10.00             10.64          99,219   2007
-------------------------------------------------------------------------------
 BlackRock Large Cap            $ 7.05            $ 7.97              --   2010
   Growth V.I. Fund --            5.66              7.05              --   2009
   Class III Shares               9.74              5.66              --   2008
                                 10.00              9.74              --   2007
-------------------------------------------------------------------------------
 BlackRock Value                $ 7.16            $ 9.04          16,789   2010
   Opportunities V.I.             5.69              7.16          17,262   2009
   Fund -- Class III              9.68              5.69           3,180   2008
   Shares                        10.00              9.68              --   2007
-------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE
 INSURANCE TRUST I
-------------------------------------------------------------------------------
 Columbia Marsico Growth        $ 7.20            $ 8.60          67,496   2010
   Fund, Variable Series          5.78              7.20          59,950   2009
   -- Class A                     9.71              5.78          50,591   2008
                                 10.00              9.71              --   2007
-------------------------------------------------------------------------------
 Columbia Marsico
   International                $ 7.74            $ 8.66         119,986   2010
   Opportunities Fund,            5.71              7.74         123,976   2009
   Variable Series --            11.28              5.71          92,373   2008
   Class B                       10.00             11.28           2,407   2007
-------------------------------------------------------------------------------
EATON VANCE VARIABLE
 TRUST
-------------------------------------------------------------------------------
 VT Floating-Rate Income        $10.23            $10.98             672   2010
   Fund                           7.21             10.23          80,596   2009
                                 10.07              7.21          58,577   2008
                                 10.00             10.07           2,332   2007
-------------------------------------------------------------------------------
FEDERATED INSURANCE
 SERIES
-------------------------------------------------------------------------------
 Federated High Income          $10.88            $12.23           1,067   2010
   Bond Fund II --                7.26             10.88           1,036   2009
   Service Shares                 9.99              7.26              --   2008
                                 10.00              9.99              --   2007
-------------------------------------------------------------------------------
 Federated Kaufmann             $ 7.14            $ 8.26         186,026   2010
   Fund II -- Service             5.62              7.14         102,116   2009
   Shares                         9.85              5.62          72,349   2008
                                 10.00              9.85              --   2007
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------
 VIP Balanced Portfolio         $ 8.94            $10.35         137,623   2010
   -- Service Class 2             6.57              8.94         124,330   2009
                                 10.16              6.57         109,644   2008
                                 10.00             10.16              --   2007
-------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 8.02            $ 9.21         234,412   2010
                                                                                    6.02              8.02         223,440   2009
                                                                                   10.69              6.02         100,903   2008
                                                                                   10.00             10.69           2,138   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 7.20            $ 8.35              --   2010
                                                                                    5.39              7.20              --   2009
                                                                                    9.36              5.39              --   2008
                                                                                   10.00              9.36              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.01            $ 7.92           5,307   2010
                                                                                    5.49              7.01           4,659   2009
                                                                                    9.77              5.49           4,852   2008
                                                                                   10.00              9.77           1,816   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.33            $ 7.71           2,183   2010
                                                                                    5.03              6.33           2,575   2009
                                                                                    9.72              5.03              --   2008
                                                                                   10.00              9.72              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.94            $ 7.81           9,547   2010
                                                                                    5.56              6.94           9,764   2009
                                                                                    9.73              5.56           3,669   2008
                                                                                   10.00              9.73              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.85            $11.47          69,243   2010
                                                                                    9.56             10.85          58,628   2009
                                                                                   10.08              9.56          16,827   2008
                                                                                   10.00             10.08           2,345   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.44            $10.67          16,367   2010
                                                                                    6.15              8.44          11,441   2009
                                                                                   10.35              6.15           6,525   2008
                                                                                   10.00             10.35             876   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.11            $ 8.83                   2010
                                                                                    4.60              7.11         182 208   2009
                                                                                    9.61              4.60              --   2008
                                                                                   10.00              9.61              --   2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.22            $10.21       1,248,420   2010
                                                                                    6.92              9.22       1,304,403   2009
                                                                                   10.01              6.92       1,429,553   2008
                                                                                   10.00             10.01          12,435   2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.08            $ 8.76         617,483   2010
                                                                                    6.31              8.08         658,474   2009
                                                                                   10.01              6.31         616,645   2008
                                                                                   10.00             10.01          19,007   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.73            $ 8.45         207,021   2010
                                                                                    6.24              7.73         271,528   2009
                                                                                   10.10              6.24         189,222   2008
                                                                                   10.00             10.10              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.45            $ 7.86          24,289   2010
                                                                                    5.78              7.45          21,606   2009
                                                                                   10.19              5.78           8,566   2008
                                                                                   10.00             10.19              --   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                        ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                       UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                          BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                 $ 7.98            $ 8.75           1,978   2010
                                                             6.47              7.98           1,955   2009
                                                             9.82              6.47              --   2008
                                                            10.00              9.82              --   2007
----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                            $10.00            $10.58          13,639   2010
                                                             9.43             10.00          13,057   2009
                                                            10.11              9.43          10,825   2008
                                                            10.00             10.11              --   2007
----------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                    $ 8.84            $10.97           3,445   2010
                                                             6.36              8.84           3,768   2009
                                                            10.41              6.36           3,401   2008
                                                            10.00             10.41             863   2007
----------------------------------------------------------------------------------------------------------
  Money Market Fund                                        $10.00            $ 9.83          13,281   2010
                                                            10.14             10.00          10,693   2009
                                                            10.09             10.14           2,768   2008
                                                            10.00             10.09              --   2007
----------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                 $ 9.86            $ 9.69           4,211   2010
                                                            10.00              9.86         353,925   2009
                                                            10.00             10.00         685,507   2008
----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares             $ 8.32            $ 9.12                   2010
                                                             6.10              8.32              --   2009
                                                             9.79              6.10              --   2008
                                                            10.00              9.79              --   2007
----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares            $ 7.56            $ 9.58          64,587   2010
                                                             5.66              7.56          76,605   2009
                                                             9.01              5.66          63,221   2008
                                                            10.00              9.01              --   2007
----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                    $ 7.72            $ 8.72           1,249   2010
                                                             6.22              7.72           1,358   2009
                                                            10.11              6.22           1,464   2008
                                                            10.00             10.11           1,358   2007
----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                  $ 7.59            $ 9.51           2,897   2010
                                                             5.90              7.59           3,239   2009
                                                             9.62              5.90              --   2008
                                                            10.00              9.62              --   2007
----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                      $ 8.59            $ 9.23       2,521,189   2010
                                                             7.25              8.59       2,433,333   2009
                                                            10.44              7.25       2,007,193   2008
                                                            10.00             10.44          43,123   2007
----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                       $ 7.95            $ 8.61           3,856   2010
                                                             6.14              7.95           3,958   2009
                                                             9.77              6.14           4,053   2008
                                                            10.00              9.77              --   2007
----------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares           $ 9.50            $11.67          55,777   2010
                                                             6.43              9.50           2,330   2009
                                                            10.00              6.43           1,353   2008
----------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares         $ 9.02            $ 9.87          27,062   2010
                                                             7.01              9.02          19,410   2009
                                                            10.00              7.01          21,342   2008
----------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
 Genworth Eaton Vance           $ 8.66            $ 9.30        196,956    2010
   Large Cap Value Fund           7.59              8.66        269,014    2009
   -- Service Shares             10.00              7.59        166,548    2008
-------------------------------------------------------------------------------
 Genworth Enhanced
   International Index
   Fund -- Service Shares       $10.00            $10.91         10,988    2010
-------------------------------------------------------------------------------
 Genworth Goldman Sachs
   Enhanced Core Bond           $11.29            $11.67        427,311    2010
   Index Fund --                 10.58             11.29        178,289    2009
   Service Shares                10.00             10.58         97,062    2008
-------------------------------------------------------------------------------
 Genworth Legg Mason
   ClearBridge                  $ 9.79            $11.92        128,919    2010
   Aggressive Growth              7.46              9.79        253,133    2009
   Fund -- Service Shares        10.00              7.46        182,095    2008
-------------------------------------------------------------------------------
 Genworth PIMCO                 $10.36            $11.97        509,444    2010
   StocksPLUS Fund --             7.23             10.36        322,565    2009
   Service Shares                10.00              7.23        254,117    2008
-------------------------------------------------------------------------------
 Genworth PYRAMIS(R)            $ 8.54            $10.39        148,227    2010
   Small/Mid Cap Core             6.57              8.54         85,584    2009
   Fund -- Service Shares        10.00              6.57         61,015    2008
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
 Balanced Portfolio --          $10.53            $11.19        369,284    2010
   Service Shares                 8.53             10.53        317,794    2009
                                 10.34              8.53        140,618    2008
                                 10.00             10.34             --    2007
-------------------------------------------------------------------------------
 Forty Portfolio --             $ 9.22            $ 9.65        226,922    2010
   Service Shares                 6.42              9.22        371,451    2009
                                 11.73              6.42        267,799    2008
                                 10.00             11.73          1,863    2007
-------------------------------------------------------------------------------
LEGG MASON PARTNERS
 VARIABLE EQUITY TRUST
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 7.48            $ 9.17            560    2010
   Variable Aggressive            5.67              7.48            630    2009
   Growth Portfolio --            9.71              5.67            664    2008
   Class II                      10.00              9.71             --    2007
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 7.68            $ 8.80             --    2010
   Variable Fundamental           6.04              7.68             --    2009
   All Cap Value                  9.68              6.04             --    2008
   Portfolio -- Class I          10.00              9.68             --    2007
-------------------------------------------------------------------------------
MFS(R) VARIABLE
 INSURANCE TRUST
-------------------------------------------------------------------------------
 MFS(R) Investors Growth        $ 8.29            $ 9.14             --    2010
   Stock Series --                6.06              8.29             --    2009
   Service Class Shares           9.79              6.06             --    2008
                                 10.00              9.79             --    2007
-------------------------------------------------------------------------------
 MFS(R) Investors Trust         $ 7.95            $ 8.67             --    2010
   Series -- Service              6.39              7.95             --    2009
   Class Shares                   9.74              6.39             --    2008
                                 10.00              9.74             --    2007
-------------------------------------------------------------------------------
 MFS(R) Total Return            $ 8.90            $ 9.59        184,134    2010
   Series -- Service              7.69              8.90        144,082    2009
   Class Shares                  10.07              7.69         71,060    2008
                                 10.00             10.07             --    2007
-------------------------------------------------------------------------------
 MFS(R) Utilities Series        $ 7.85            $ 8.76         70,203    2010
   -- Service Class               6.01              7.85         67,328    2009
   Shares                         9.83              6.01         25,725    2008
                                 10.00              9.83             --    2007
-------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $ 6.61            $ 7.32         99,034    2010
                                                                               5.53              6.61         65,622    2009
                                                                               9.98              5.53         39,516    2008
                                                                              10.00              9.98             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 7.34            $ 7.88          7,110    2010
                                                                               5.18              7.34          2,831    2009
                                                                               9.70              5.18          3,406    2008
                                                                              10.00              9.70             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 7.79            $ 8.86        296,230    2010
                                                                               5.68              7.79        244,356    2009
                                                                               9.69              5.68        159,862    2008
                                                                              10.00              9.69             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 7.35            $ 8.37        739,031    2010
                                                                               5.84              7.35        409,641    2009
                                                                               9.68              5.84        290,300    2008
                                                                              10.00              9.68             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 8.06            $ 9.75        313,058    2010
                                                                               5.99              8.06         66,263    2009
                                                                               9.83              5.99         49,714    2008
                                                                              10.00              9.83          1,347    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.25            $ 7.81             --    2010
                                                                               4.81              6.25             --    2009
                                                                               9.63              4.81             --    2008
                                                                              10.00              9.63             --    2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.85            $10.95         26,827    2010
                                                                               8.26              9.85         13,539    2009
                                                                               9.99              8.26          2,755    2008
                                                                              10.00              9.99             --    2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.39            $11.70        137,094    2010
                                                                               7.54             10.39         83,569    2009
                                                                              10.03              7.54         59,988    2008
                                                                              10.00             10.03             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.26            $12.36         42,703    2010
                                                                              11.98             11.26        109,373    2009
                                                                              10.39             11.98         52,881    2008
                                                                              10.00             10.39          2,294    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.18            $11.57        623,138    2010
                                                                              10.04             11.18        637,179    2009
                                                                              10.25             10.04        362,256    2008
                                                                              10.00             10.25         13,788    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.94            $12.69        618,922    2010
                                                                              10.66             11.94        396,727    2009
                                                                              10.34             10.66        200,837    2008
                                                                              10.00             10.34          2,289    2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 8.31            $ 9.68             --    2010
                                                                               5.56              8.31             --    2009
                                                                               9.74              5.56             --    2008
                                                                              10.00              9.74             --    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 8.39            $ 9.19            --     2010
                                                                  6.00              8.39            --     2009
                                                                  9.77              6.00            --     2008
                                                                 10.00              9.77            --     2007
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 9.69            $10.23         2,141     2010
                                                                  6.26              9.69         2,222     2009
                                                                 10.52              6.26         1,950     2008
                                                                 10.00             10.52         1,650     2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 9.68            $12.13        54,160     2010
                                                                  5.58              9.68        74,206     2009
                                                                 12.13              5.58        67,073     2008
                                                                 10.00             12.13           371     2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.59            82     2010
---------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 6.72            $ 7.02            --     2010
                                                                               4.66              6.72            --     2009
                                                                               9.92              4.66            --     2008
                                                                              10.00              9.92            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.27            $ 8.20            --     2010
                                                                               6.15              7.27            --     2009
                                                                              10.95              6.15            --     2008
                                                                              10.00             10.95            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.03            $ 9.66            --     2010
                                                                               7.21              9.03            --     2009
                                                                              10.56              7.21            --     2008
                                                                              10.00             10.56            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 8.49            $ 9.34           555     2010
                                                                               6.45              8.49           902     2009
                                                                              11.10              6.45         1,025     2008
                                                                              10.00             11.10            63     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 9.14            $10.68            --     2010
                                                                               5.65              9.14            --     2009
                                                                              11.38              5.65            --     2008
                                                                              10.00             11.38            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 7.47            $ 8.44            --     2010
                                                                               5.96              7.47            --     2009
                                                                               9.50              5.96            --     2008
                                                                              10.00              9.50            61     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.76            $ 9.58            --     2010
                                                                               7.32              8.76            --     2009
                                                                               9.70              7.32            --     2008
                                                                              10.00              9.70            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.42            $ 9.06            --     2010
                                                                               6.93              8.42            --     2009
                                                                              10.16              6.93            --     2008
                                                                              10.00             10.16            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 8.93            $10.34            --     2010
                                                                               5.97              8.93            --     2009
                                                                              11.64              5.97            --     2008
                                                                              10.00             11.64            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 6.97            $ 7.68            --     2010
                                                                               5.93              6.97            --     2009
                                                                              10.24              5.93            --     2008
                                                                              10.00             10.24            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 6.15            $ 6.27         1,652     2010
                                                                               4.69              6.15         1,671     2009
                                                                              10.28              4.69         1,893     2008
                                                                              10.00             10.28           159     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.74            $ 9.37            --     2010
                                                                               6.53              8.74            --     2009
                                                                              11.11              6.53            --     2008
                                                                              10.00             11.11            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
 AllianceBernstein Small        $ 8.21            $10.95            --     2010
   Cap Growth Portfolio           5.95              8.21            --     2009
   -- Class B                    11.21              5.95            --     2008
                                 10.00             11.21            --     2007
-------------------------------------------------------------------------------
AMERICAN CENTURY
 VARIABLE PORTFOLIOS II,
 INC.
-------------------------------------------------------------------------------
 VP Inflation Protection        $11.03            $11.32         1,131     2010
   Fund -- Class II              10.25             11.03         1,820     2009
                                 10.66             10.25         1,656     2008
                                 10.00             10.66            --     2007
-------------------------------------------------------------------------------
BLACKROCK VARIABLE
 SERIES FUNDS, INC.
-------------------------------------------------------------------------------
 BlackRock Basic Value          $ 7.82            $ 8.59            --     2010
   V.I. Fund --                   6.12              7.82            --     2009
   Class III Shares               9.94              6.12            --     2008
                                 10.00              9.94            --     2007
-------------------------------------------------------------------------------
 BlackRock Global               $10.56            $11.32         1,205     2010
   Allocation V.I. Fund           8.94             10.56         1,182     2009
   -- Class III Shares           11.40              8.94         1,094     2008
                                 10.00             11.40         1,198     2007
-------------------------------------------------------------------------------
 BlackRock Large Cap            $ 7.53            $ 8.47            --     2010
   Growth V.I. Fund --            6.09              7.53            --     2009
   Class III Shares              10.55              6.09            --     2008
                                 10.00             10.55            --     2007
-------------------------------------------------------------------------------
 BlackRock Value                $ 7.05            $ 8.83            --     2010
   Opportunities V.I.             5.64              7.05            --     2009
   Fund -- Class III              9.65              5.64            --     2008
   Shares                        10.00              9.65            --     2007
-------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE
 INSURANCE TRUST I
-------------------------------------------------------------------------------
 Columbia Marsico Growth        $ 8.35            $ 9.91            --     2010
   Fund, Variable Series          6.75              8.35            --     2009
   -- Class A                    11.42              6.75            --     2008
                                 10.00             11.42            --     2007
-------------------------------------------------------------------------------
 Columbia Marsico
   International                $ 7.84            $ 8.70           594     2010
   Opportunities Fund,            5.82              7.84           653     2009
   Variable Series --            11.57              5.82           763     2008
   Class B                       10.00             11.57            60     2007
-------------------------------------------------------------------------------
EATON VANCE VARIABLE
 TRUST
-------------------------------------------------------------------------------
 VT Floating-Rate Income        $ 9.95            $10.60            --     2010
   Fund                           7.06              9.95           509     2009
                                  9.92              7.06           613     2008
                                 10.00              9.92            47     2007
-------------------------------------------------------------------------------
FEDERATED INSURANCE
 SERIES
-------------------------------------------------------------------------------
 Federated High Income          $10.80            $12.06            --     2010
   Bond Fund II --                7.25             10.80            --     2009
   Service Shares                10.05              7.25            --     2008
                                 10.00             10.05            --     2007
-------------------------------------------------------------------------------
 Federated Kaufmann             $ 8.44            $ 9.71           800     2010
   Fund II -- Service             6.70              8.44           608     2009
   Shares                        11.80              6.70           662     2008
                                 10.00             11.80            --     2007
-------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $ 9.23            $10.62            --     2010
                                                                                    6.84              9.23            --     2009
                                                                                   10.63              6.84            --     2008
                                                                                   10.00             10.63            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 8.47            $ 9.67            --     2010
                                                                                    6.40              8.47            --     2009
                                                                                   11.44              6.40            --     2008
                                                                                   10.00             11.44            51     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 7.88            $ 9.08            --     2010
                                                                                    5.94              7.88            --     2009
                                                                                   10.38              5.94            --     2008
                                                                                   10.00             10.38            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.02            $ 7.87            --     2010
                                                                                    5.53              7.02            --     2009
                                                                                    9.91              5.53            --     2008
                                                                                   10.00              9.91            47     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 7.94            $ 9.60            --     2010
                                                                                    6.35              7.94            --     2009
                                                                                   12.35              6.35            --     2008
                                                                                   10.00             12.35            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.70            $ 8.61            --     2010
                                                                                    6.21              7.70            --     2009
                                                                                   10.94              6.21            --     2008
                                                                                   10.00             10.94            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.68            $11.22            --     2010
                                                                                    9.47             10.68            --     2009
                                                                                   10.05              9.47            --     2008
                                                                                   10.00             10.05            46     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.14            $11.47            --     2010
                                                                                    6.69              9.14            --     2009
                                                                                   11.35              6.69            --     2008
                                                                                   10.00             11.35            21     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.51            $ 9.26            --     2010
                                                                                    4.89              7.51            --     2009
                                                                                   10.28              4.89            --     2008
                                                                                   10.00             10.28            --     2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.22            $10.14         1,346     2010
                                                                                    6.96              9.22         1,371     2009
                                                                                   10.13              6.96         1,478     2008
                                                                                   10.00             10.13         1,339     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.87            $ 8.48            --     2010
                                                                                    6.19              7.87            --     2009
                                                                                    9.89              6.19            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.61            $ 8.26           928     2010
                                                                                    6.18              7.61         1,663     2009
                                                                                   10.06              6.18         1,777     2008
                                                                                   10.00             10.06            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 7.17            $ 7.52            --     2010
                                                               5.60              7.17            --     2009
                                                               9.95              5.60            --     2008
                                                              10.00              9.95            --     2007
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $ 8.63            $ 9.40            --     2010
                                                               7.05              8.63            --     2009
                                                              10.76              7.05            --     2008
                                                              10.00             10.76            --     2007
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $ 9.97            $10.47            --     2010
                                                               9.46              9.97            --     2009
                                                              10.21              9.46            --     2008
                                                              10.00             10.21            --     2007
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $ 9.24            $11.38            --     2010
                                                               6.69              9.24            --     2009
                                                              11.02              6.69            --     2008
                                                              10.00             11.02            21     2007
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $10.01            $ 9.78            --     2010
                                                              10.23             10.01            --     2009
                                                              10.24             10.23            --     2008
                                                              10.00             10.24            --     2007
------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                   $ 9.75            $ 9.52            --     2010
                                                               9.96              9.75            --     2009
                                                              10.00              9.96            --     2008
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 8.64            $ 9.42            --     2010
                                                               6.38              8.64            --     2009
                                                              10.31              6.38            --     2008
                                                              10.00             10.31            --     2007
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $ 6.89            $ 8.67           301     2010
                                                               5.19              6.89           369     2009
                                                               8.32              5.19           434     2008
                                                              10.00              8.32            --     2007
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 7.75            $ 8.69            --     2010
                                                               6.28              7.75            --     2009
                                                              10.28              6.28            --     2008
                                                              10.00             10.28            34     2007
------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                    $ 7.82            $ 9.73            --     2010
                                                               6.12              7.82            --     2009
                                                              10.04              6.12            --     2008
                                                              10.00             10.04            --     2007
------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                        $ 8.83            $ 9.43        13,801     2010
                                                               7.50              8.83        15,681     2009
                                                              10.88              7.50        15,712     2008
                                                              10.00             10.88        15,744     2007
------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                         $ 8.47            $ 9.12            --     2010
                                                               6.59              8.47            --     2009
                                                              10.55              6.59            --     2008
                                                              10.00             10.55            --     2007
------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares             $ 9.42            $11.50           221     2010
                                                               6.41              9.42            --     2009
                                                              10.00              6.41            --     2008
------------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------
 Genworth Davis NY              $ 8.94            $ 9.72            --     2010
   Venture Fund --                7.00              8.94            --     2009
   Service Shares                10.00              7.00            --     2008
-------------------------------------------------------------------------------
 Genworth Eaton Vance           $ 8.59            $ 9.15           844     2010
   Large Cap Value Fund           7.57              8.59         1,464     2009
   -- Service Shares             10.00              7.57         1,462     2008
-------------------------------------------------------------------------------
 Genworth Enhanced
   International Index
   Fund -- Service Shares       $10.00            $10.86            --     2010
-------------------------------------------------------------------------------
 Genworth Goldman Sachs
   Enhanced Core Bond           $11.19            $11.49         2,230     2010
   Index Fund --                 10.55             11.19         1,118     2009
   Service Shares                10.00             10.55         1,020     2008
-------------------------------------------------------------------------------
 Genworth Legg Mason
   ClearBridge                  $ 9.71            $11.74           656     2010
   Aggressive Growth              7.45              9.71         1,568     2009
   Fund -- Service Shares        10.00              7.45         1,787     2008
-------------------------------------------------------------------------------
 Genworth PIMCO                 $10.27            $11.79         2,613     2010
   StocksPLUS Fund --             7.22             10.27         1,966     2009
   Service Shares                10.00              7.22         2,449     2008
-------------------------------------------------------------------------------
 Genworth PYRAMIS(R)            $ 8.46            $10.24           748     2010
   Small/Mid Cap Core             6.56              8.46           597     2009
   Fund -- Service Shares        10.00              6.56           683     2008
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
 Balanced Portfolio --          $10.82            $11.42            --     2010
   Service Shares                 8.82             10.82            --     2009
                                 10.76              8.82            --     2008
                                 10.00             10.76            --     2007
-------------------------------------------------------------------------------
 Forty Portfolio --             $10.40            $10.82           473     2010
   Service Shares                 7.30             10.40         1,469     2009
                                 13.42              7.30         1,811     2008
                                 10.00             13.42            43     2007
-------------------------------------------------------------------------------
LEGG MASON PARTNERS
 VARIABLE EQUITY TRUST
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 7.48            $ 9.11            --     2010
   Variable Aggressive            5.71              7.48            --     2009
   Growth Portfolio --            9.84              5.71            --     2008
   Class II                      10.00              9.84            --     2007
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 7.56            $ 8.28            --     2010
   Variable Equity                6.31              7.56            --     2009
   Income Builder                 9.94              6.31            --     2008
   Portfolio -- Class II         10.00              9.94            --     2007
-------------------------------------------------------------------------------
 Legg Mason ClearBridge         $ 7.39            $ 8.41            --     2010
   Variable Fundamental           5.85              7.39            --     2009
   All Cap Value                  9.44              5.85            --     2008
   Portfolio -- Class I          10.00              9.44            --     2007
-------------------------------------------------------------------------------
MFS(R) VARIABLE
 INSURANCE TRUST
-------------------------------------------------------------------------------
 MFS(R) Investors Growth        $ 9.05            $ 9.92            --     2010
   Stock Series --                6.67              9.05            --     2009
   Service Class Shares          10.83              6.67            --     2008
                                 10.00             10.83            --     2007
-------------------------------------------------------------------------------
 MFS(R) Investors Trust         $ 8.67            $ 9.39            --     2010
   Series -- Service              7.01              8.67            --     2009
   Class Shares                  10.76              7.01            --     2008
                                 10.00             10.76            --     2007
-------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $ 8.85            $ 9.47            --     2010
                                                                               7.70              8.85            --     2009
                                                                              10.15              7.70            --     2008
                                                                              10.00             10.15            --     2007
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $ 9.85            $10.91            --     2010
                                                                               7.59              9.85            --     2009
                                                                              12.50              7.59            --     2008
                                                                              10.00             12.50            --     2007
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $ 6.61            $ 7.27            --     2010
                                                                               5.56              6.61            --     2009
                                                                              10.11              5.56            --     2008
                                                                              10.00             10.11            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 8.30            $ 8.85            --     2010
                                                                               5.90              8.30            --     2009
                                                                              11.12              5.90            --     2008
                                                                              10.00             11.12            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.20            $ 9.26           827     2010
                                                                               6.03              8.20           927     2009
                                                                              10.34              6.03         1,104     2008
                                                                              10.00             10.34            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 7.63            $ 8.63         3,565     2010
                                                                               6.11              7.63         2,309     2009
                                                                              10.19              6.11         2,565     2008
                                                                              10.00             10.19            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.78            $ 9.34         1,636     2010
                                                                               5.82              7.78           326     2009
                                                                               9.61              5.82           388     2008
                                                                              10.00              9.61            36     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.62            $ 8.22            --     2010
                                                                               5.12              6.62            --     2009
                                                                              10.33              5.12            --     2008
                                                                              10.00             10.33            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.31            $11.37            --     2010
                                                                               8.69             10.31            --     2009
                                                                              10.58              8.69            --     2008
                                                                              10.00             10.58            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.33            $11.54           669     2010
                                                                               7.54             10.33           490     2009
                                                                              10.09              7.54           596     2008
                                                                              10.00             10.09            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.39            $12.41            --     2010
                                                                              12.20             11.39           437     2009
                                                                              10.65             12.20           347     2008
                                                                              10.00             10.65            44     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.27            $11.59         2,655     2010
                                                                              10.19             11.27         3,565     2009
                                                                              10.48             10.19         3,407     2008
                                                                              10.00             10.48           267     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $12.07            $12.74         2,017     2010
                                                                 10.83             12.07         1,039     2009
                                                                 10.59             10.83           996     2008
                                                                 10.00             10.59            44     2007
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.68            $11.20            --     2010
                                                                  6.52              9.68            --     2009
                                                                 11.50              6.52            --     2008
                                                                 10.00             11.50            --     2007
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.23            $10.04            --     2010
                                                                  6.64              9.23            --     2009
                                                                 10.90              6.64            --     2008
                                                                 10.00             10.90            --     2007
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 9.79            $10.27            --     2010
                                                                  6.37              9.79            --     2009
                                                                 10.77              6.37            --     2008
                                                                 10.00             10.77            43     2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $11.83            $14.73            --     2010
                                                                  6.87             11.83           217     2009
                                                                 15.02              6.87           342     2008
                                                                 10.00             15.02             8     2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.55            --     2010
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

                                                                                PAGE
THE COMPANY.................................................................... B-3

THE SEPARATE ACCOUNT........................................................... B-3

THE CONTRACTS.................................................................. B-3
   Transfer of Annuity Units................................................... B-3
   Net Investment Factor....................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS........................................ B-4

CALCULATION OF PERFORMANCE DATA................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-6

TAX MATTERS.................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York..................... B-7
   IRS Required Distributions.................................................. B-7

GENERAL PROVISIONS............................................................. B-7
   Using the Contracts as Collateral........................................... B-7
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.................. B-8

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK...................... B-8

EXPERTS........................................................................ B-8

FINANCIAL STATEMENTS........................................................... B-8

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1157 (RetireReady/SM/ Selections NY) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City               State                                      Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                  FORM NY1157

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                       VARIABLE ANNUITY SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2011, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 313-5282

Or write:  Genworth Life Insurance Company of New York
           Variable Annuity Service Center
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2011.

TABLE OF CONTENTS

                                                                                PAGE
THE COMPANY.................................................................... B-3

THE SEPARATE ACCOUNT........................................................... B-3

THE CONTRACTS.................................................................. B-3
   Transfer of Annuity Units................................................... B-3
   Net Investment Factor....................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS........................................ B-4

CALCULATION OF PERFORMANCE DATA................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-6

TAX MATTERS.................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York..................... B-7
   IRS Required Distributions.................................................. B-7

GENERAL PROVISIONS............................................................. B-7
   Using the Contracts as Collateral........................................... B-7
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.................. B-8

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK...................... B-8

EXPERTS........................................................................ B-8

FINANCIAL STATEMENTS........................................................... B-8

THE COMPANY

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.


We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions to more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income.

  . PROTECTION. We offer customers term universal life insurance, universal life insurance and long-term care insurance. We no longer offer term life insurance products.

  . RETIREMENT INCOME. We offer customers a variety of wealth accumulation and income distribution products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities. We discontinued offering variable life on and after May 1, 2008. In January 2011, we announced that we were discontinuing new sales of our variable annuity products.


We also have Corporate and Other activities, which include income and expenses not allocated to the segments and the results of non-strategic products. Our non-strategic products include our institutional products, which consist of funding agreements backing notes ("FABNs").

We do business in the State of New York.

We are subject to regulation by the New York Superintendent of Insurance. We file an annual statement with the New York Superintendent of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1.

The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with accounting principles generally accepted in the United States of America and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.



EVERGREEN VARIABLE ANNUITY TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GENWORTH VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon 90 days' advance written notice.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. This agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.


WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.


CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses.

Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any rider option.

GE Investments Funds, Inc. -- Money Market Fund


Current Yield:    -1.71% as of December 31, 2010
Effective Yield:  -1.70% as of December 31, 2010


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of four years or less will therefore reflect the deduction of a surrender charge.

   (3) Standardized total return considers the charges for all available optional riders.

   (4) Standardized total return does not reflect the deduction of any premium taxes.

   (5) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

Besides federal securities laws, we are subject to the New York insurance laws.

EXPERTS


The consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2010 and 2009, and for each of the years in the three-year period ended December 31, 2010, and the financial statements of the Separate Account as of December 31, 2010 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries dated March 18, 2011 refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL
STATEMENTS

This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2010

     (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2010

                                                                            PAGE
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-19

Statements of Changes in Net Assets........................................ F-35

Notes to Financial Statements.............................................. F-66

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares, Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund - Series II shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Large Cap Growth Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund-- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federal Capital Appreciation Fund II -- Primary Shares, Federated Capital Income Fund II, Federated Clover Value Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares, Genworth Putnam International Capital Opportunities Fund -- Service Shares, Genworth Thornburg International Value Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust

Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ - 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2010, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2010, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 15, 2011

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2010


                                           -------------------------

                                           INVESCO V.I. INVESCO V.I.
                                              BASIC       CAPITAL
                                              VALUE     APPRECIATION
                                             FUND --      FUND --
                              CONSOLIDATED  SERIES II     SERIES I
                                 TOTAL        SHARES       SHARES
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $927,604,337  1,309,206     397,101
Dividend receivable..........      380,007         --          --
Receivable for units sold....      267,043        714         126
                              ------------  ---------     -------
       Total assets..........  928,251,387  1,309,920     397,227
                              ------------  ---------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       44,334         56          17
Payable for units
  withdrawn..................      462,085         --          --
                              ------------  ---------     -------
       Total liabilities.....      506,419         56          17
                              ------------  ---------     -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  910,718,734  1,309,864     397,210
  Variable annuity
   contract owners in
   the annuitization
   period....................   17,026,234         --          --
                              ------------  ---------     -------
       Net assets............ $927,744,968  1,309,864     397,210
                              ============  =========     =======
Investments in
  securities at cost......... $897,171,319  1,673,699     406,417
                              ============  =========     =======
Shares outstanding...........                 206,499      17,043
                                            =========     =======

                              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              -----------------------------------------------------------------------------------------
                                                                                   INVESCO VAN             INVESCO VAN
                              INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. KAMPEN V.I. INVESCO VAN KAMPEN V.I.
                                  CORE        GLOBAL    INTERNATIONAL  LARGE CAP     CAPITAL   KAMPEN V.I. EQUITY AND
                                 EQUITY    REAL ESTATE     GROWTH        GROWTH      GROWTH     COMSTOCK     INCOME
                                FUND --      FUND --       FUND --      FUND --      FUND --     FUND --     FUND --
                                SERIES I    SERIES II     SERIES II     SERIES I    SERIES II   SERIES II   SERIES II
                                 SHARES       SHARES       SHARES        SHARES      SHARES      SHARES      SHARES
                              ------------ ------------ ------------- ------------ ----------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   694,258      392,793      7,073,944     128,687      375,863    3,314,741   1,594,037
Dividend receivable..........        --           --             --          --           --           --          --
Receivable for units sold....       224           16          9,505          --           23           --     122,962
                                -------      -------      ---------     -------      -------    ---------   ---------
       Total assets..........   694,482      392,809      7,083,449     128,687      375,886    3,314,741   1,716,999
                                -------      -------      ---------     -------      -------    ---------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        31           18            321           6           16          137          95
Payable for units
  withdrawn..................        --           --             --           1           --       15,832          --
                                -------      -------      ---------     -------      -------    ---------   ---------
       Total liabilities.....        31           18            321           7           16       15,969          95
                                -------      -------      ---------     -------      -------    ---------   ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   694,451      358,900      6,991,620     128,680      375,870    3,298,772   1,715,279
  Variable annuity
   contract owners in
   the annuitization
   period....................        --       33,891         91,508          --           --           --       1,625
                                -------      -------      ---------     -------      -------    ---------   ---------
       Net assets............   694,451      392,791      7,083,128     128,680      375,870    3,298,772   1,716,904
                                =======      =======      =========     =======      =======    =========   =========
Investments in
  securities at cost.........   632,037      404,789      6,313,262     114,747      307,545    3,268,593   1,532,123
                                =======      =======      =========     =======      =======    =========   =========
Shares outstanding...........    25,685       29,511        249,522       8,980       11,223      284,040     113,455
                                =======      =======      =========     =======      =======    =========   =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010





                                                     ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          -----------------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                              BALANCED       GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                           WEALTH STRATEGY       GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........    $6,878,296          447,866          4,599,564        11,737,865         1,439,797
Dividend receivable......            --               --                 --                --                --
Receivable for units sold            --               --              4,620                --             1,309
                             ----------          -------          ---------        ----------         ---------
    Total assets.........     6,878,296          447,866          4,604,184        11,737,865         1,441,106
                             ----------          -------          ---------        ----------         ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           328               19                200               541                61
Payable for units
 withdrawn...............            17              147                 --             1,586                --
                             ----------          -------          ---------        ----------         ---------
    Total liabilities....           345              166                200             2,127                61
                             ----------          -------          ---------        ----------         ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     6,467,533          447,700          4,603,984        11,552,785         1,441,045
 Variable annuity
   contract owners in
   the annuitization
   period................       410,418               --                 --           182,953                --
                             ----------          -------          ---------        ----------         ---------
    Net assets...........    $6,877,951          447,700          4,603,984        11,735,738         1,441,045
                             ==========          =======          =========        ==========         =========
Investments in
 securities at cost......    $6,634,027          359,272          5,282,589        11,060,445         1,253,032
                             ==========          =======          =========        ==========         =========
Shares outstanding.......       604,420           23,584            270,404           794,710            53,168
                             ==========          =======          =========        ==========         =========

                                               AMERICAN
                                               CENTURY
                                               VARIABLE
                                            PORTFOLIOS II,        AMERICAN CENTURY
                                                 INC.         VARIABLE PORTFOLIOS, INC.
                          -------------------------------- -------------------------------
                          ALLIANCEBERNSTEIN       VP          VP
                              SMALL CAP       INFLATION    INCOME &      VP          VP
                               GROWTH         PROTECTION    GROWTH  INTERNATIONAL ULTRA(R)
                            PORTFOLIO --       FUND --     FUND --     FUND --    FUND --
                               CLASS B         CLASS II    CLASS I     CLASS I    CLASS I
                          ----------------- -------------- -------- ------------- --------
ASSETS:
Investments at fair
 value (note 2b).........      245,019        14,539,410   694,754     999,965    444,884
Dividend receivable......           --                --        --          --         --
Receivable for units sold           --             3,653       157          --         54
                               -------        ----------   -------     -------    -------
    Total assets.........      245,019        14,543,063   694,911     999,965    444,938
                               -------        ----------   -------     -------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           11               677        30          49         19
Payable for units
 withdrawn...............            1                --        --         144         --
                               -------        ----------   -------     -------    -------
    Total liabilities....           12               677        30         193         19
                               -------        ----------   -------     -------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................      245,007        14,150,054   694,881     866,266    444,919
 Variable annuity
   contract owners in
   the annuitization
   period................           --           392,332        --     133,506         --
                               -------        ----------   -------     -------    -------
    Net assets...........      245,007        14,542,386   694,881     999,772    444,919
                               =======        ==========   =======     =======    =======
Investments in
 securities at cost......      187,042        13,913,860   771,346     950,439    419,121
                               =======        ==========   =======     =======    =======
Shares outstanding.......       15,371         1,311,038   114,835     116,818     47,429
                               =======        ==========   =======     =======    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                            AMERICAN
                             CENTURY
                            VARIABLE
                           PORTFOLIOS,
                              INC.                                                                  COLUMBIA FUNDS VARIABLE
                           (CONTINUED)           BLACKROCK VARIABLE SERIES FUNDS, INC.                 INSURANCE TRUST I
                           ----------- ---------------------------------------------------------- ---------------------------
                                                                                                                  COLUMBIA
                                                           BLACKROCK     BLACKROCK    BLACKROCK     COLUMBIA      MARSICO
                                          BLACKROCK         GLOBAL       LARGE CAP      VALUE       MARSICO    INTERNATIONAL
                                       BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES GROWTH FUND, OPPORTUNITIES
                            VP VALUE       FUND --          FUND --       FUND --   V.I. FUND --    VARIABLE   FUND, VARIABLE
                             FUND --      CLASS III        CLASS III     CLASS III    CLASS III    SERIES --     SERIES --
                             CLASS I        SHARES          SHARES        SHARES       SHARES       CLASS A       CLASS B
                           ----------- ---------------- --------------- ----------- ------------- ------------ --------------
ASSETS:
Investments at fair
 value (note 2b).......... $1,127,915       927,288       89,010,341      303,948      585,461     3,781,097     8,707,121
Dividend receivable.......         --            --               --           --           --            --            --
Receivable for units sold.         15            --           78,353           --            1           147            --
                           ----------     ---------       ----------      -------      -------     ---------     ---------
     Total assets.........  1,127,930       927,288       89,088,694      303,948      585,462     3,781,244     8,707,121
                           ----------     ---------       ----------      -------      -------     ---------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...         45            40            4,426           13           26           161           391
Payable for units
 withdrawn................         --             1               --            2           --            --        16,262
                           ----------     ---------       ----------      -------      -------     ---------     ---------
     Total liabilities....         45            41            4,426           15           26           161        16,653
                           ----------     ---------       ----------      -------      -------     ---------     ---------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................  1,127,885       927,247       88,215,289      303,933      585,436     3,781,083     8,599,341
   Variable annuity
    contract owners in
    the annuitization
    period................         --            --          868,979           --           --            --        91,127
                           ----------     ---------       ----------      -------      -------     ---------     ---------
     Net assets........... $1,127,885       927,247       89,084,268      303,933      585,436     3,781,083     8,690,468
                           ==========     =========       ==========      =======      =======     =========     =========
Investments in
 securities at cost....... $1,278,636     1,007,410       83,227,196      252,970      715,701     3,030,892     8,300,855
                           ==========     =========       ==========      =======      =======     =========     =========
Shares outstanding........    192,477        77,989        6,142,881       28,117       40,377       184,174       544,876
                           ==========     =========       ==========      =======      =======     =========     =========





                                   DWS VARIABLE SERIES II
                           ---------------------------------------

                               DWS
                           DREMAN SMALL                    DWS
                             MID CAP          DWS       TECHNOLOGY
                           VALUE VIP -- STRATEGIC VALUE   VIP --
                             CLASS B    VIP -- CLASS B   CLASS B
                              SHARES        SHARES        SHARES
                           ------------ --------------- ----------
ASSETS:
Investments at fair
 value (note 2b)..........    916,867       472,251      100,332
Dividend receivable.......         --            --           --
Receivable for units sold.         65            45            9
                            ---------       -------      -------
     Total assets.........    916,932       472,296      100,341
                            ---------       -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...         40            20            4
Payable for units
 withdrawn................         --            --           --
                            ---------       -------      -------
     Total liabilities....         40            20            4
                            ---------       -------      -------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................    916,892       472,276      100,337
   Variable annuity
    contract owners in
    the annuitization
    period................         --            --           --
                            ---------       -------      -------
     Net assets...........    916,892       472,276      100,337
                            =========       =======      =======
Investments in
 securities at cost.......  1,073,320       626,467       78,310
                            =========       =======      =======
Shares outstanding........     75,153        57,945        9,430
                            =========       =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                                                                        EVERGREEN
                                                                                        VARIABLE
                                                                  EATON VANCE VARIABLE   ANNUITY
                                            DREYFUS                       TRUST           TRUST
                              ----------------------------------- --------------------- ---------
                                DREYFUS               THE DREYFUS
                               INVESTMENT   DREYFUS    SOCIALLY
                               PORTFOLIOS   VARIABLE  RESPONSIBLE
                                 MIDCAP    INVESTMENT   GROWTH        VT         VT     EVERGREEN
                                 STOCK      FUND --      FUND,    FLOATING -- WORLDWIDE    VA
                              PORTFOLIO --   MONEY      INC. --      RATE      HEALTH     OMEGA
                                INITIAL      MARKET     INITIAL     INCOME    SCIENCES   FUND --
                                 SHARES    PORTFOLIO    SHARES       FUND       FUND     CLASS 2
                              ------------ ---------- ----------- ----------- --------- ---------
ASSETS:
Investments at fair
  value (note 2b)............   $135,238   1,442,552    314,041    7,219,508     --        --
Dividend receivable..........         --          --         --       27,759     --        --
Receivable for units sold....         35          97         28          542     --        --
                                --------   ---------    -------    ---------     --        --
       Total assets..........    135,273   1,442,649    314,069    7,247,809     --        --
                                --------   ---------    -------    ---------     --        --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          6          64         13          302     --        --
Payable for units
  withdrawn..................         --          --         --           --     --        --
                                --------   ---------    -------    ---------     --        --
       Total liabilities.....          6          64         13          302     --        --
                                --------   ---------    -------    ---------     --        --
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    135,267   1,442,585    314,056    7,247,507     --        --
  Variable annuity
   contract owners in
   the annuitization
   period....................         --          --         --           --     --        --
                                --------   ---------    -------    ---------     --        --
       Net assets............   $135,267   1,442,585    314,056    7,247,507     --        --
                                ========   =========    =======    =========     ==        ==
Investments in
  securities at cost.........   $138,717   1,442,552    245,707    7,075,243     --        --
                                ========   =========    =======    =========     ==        ==
Shares outstanding...........     10,269   1,442,552     10,503      763,162     --        --
                                ========   =========    =======    =========     ==        ==



                                       FEDERATED INSURANCE SERIES
                              ---------------------------------------------


                               FEDERATED             FEDERATED   FEDERATED
                                CAPITAL                CLOVER   HIGH INCOME
                              APPRECIATION FEDERATED   VALUE       BOND
                               FUND II --   CAPITAL  FUND II -- FUND II --
                                PRIMARY     INCOME    PRIMARY     PRIMARY
                                 SHARES     FUND II    SHARES     SHARES
                              ------------ --------- ---------- -----------
ASSETS:
Investments at fair
  value (note 2b)............    95,571     129,688      --       25,593
Dividend receivable..........        --          --      --           --
Receivable for units sold....        --          --      --           --
                                 ------     -------      --       ------
       Total assets..........    95,571     129,688      --       25,593
                                 ------     -------      --       ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         4           5      --            1
Payable for units
  withdrawn..................        --          --      --            1
                                 ------     -------      --       ------
       Total liabilities.....         4           5      --            2
                                 ------     -------      --       ------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    95,567     129,683      --       25,591
  Variable annuity
   contract owners in
   the annuitization
   period....................        --          --      --           --
                                 ------     -------      --       ------
       Net assets............    95,567     129,683      --       25,591
                                 ======     =======      ==       ======
Investments in
  securities at cost.........    87,807     148,192      --       25,411
                                 ======     =======      ==       ======
Shares outstanding...........    14,933      14,174      --        3,641
                                 ======     =======      ==       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                               FEDERATED INSURANCE
                                SERIES (CONTINUED)
                              ---------------------- -----------------------
                               FEDERATED
                              HIGH INCOME FEDERATED   VIP ASSET   VIP ASSET
                                 BOND      KAUFMANN  MANAGER/SM  MANAGER/SM
                              FUND II --  FUND II -- /PORTFOLIO  /PORTFOLIO
                                SERVICE    SERVICE   -- INITIAL  -- SERVICE
                                SHARES      SHARES      CLASS      CLASS 2
                              ----------- ---------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............ $5,368,807  9,447,362    173,031     827,515
Dividend receivable..........         --         --         --          --
Receivable for units sold....        353         --         --          --
                              ----------  ---------    -------     -------
       Total assets..........  5,369,160  9,447,362    173,031     827,515
                              ----------  ---------    -------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        222        436          7          40
Payable for units
  withdrawn..................         --        753         --          --
                              ----------  ---------    -------     -------
       Total liabilities.....        222      1,189          7          40
                              ----------  ---------    -------     -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  5,368,938  9,308,711    173,024     804,446
  Variable annuity
   contract owners in
   the annuitization
   period....................         --    137,462         --      23,029
                              ----------  ---------    -------     -------
       Net assets............ $5,368,938  9,446,173    173,024     827,475
                              ==========  =========    =======     =======
Investments in
  securities at cost......... $5,232,835  7,729,977    177,251     786,095
                              ==========  =========    =======     =======
Shares outstanding...........    766,972    641,369     11,900      57,868
                              ==========  =========    =======     =======

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              ------------------------------------------------------------------------------
                                                                       VIP DYNAMIC      VIP         VIP
                                  VIP           VIP           VIP        CAPITAL      EQUITY-     EQUITY-
                                BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION    INCOME      INCOME
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO
                                SERVICE       INITIAL       SERVICE      SERVICE      INITIAL    -- SERVICE
                                CLASS 2        CLASS        CLASS 2      CLASS 2       CLASS      CLASS 2
                              ------------ ------------- ------------- ------------ ------------ ----------
ASSETS:
Investments at fair
  value (note 2b)............  13,646,675    1,058,267    23,715,684     324,484      515,232    5,395,810
Dividend receivable..........          --           --            --          --           --           --
Receivable for units sold....          --           --           926          --           --        1,836
                               ----------    ---------    ----------     -------      -------    ---------
       Total assets..........  13,646,675    1,058,267    23,716,610     324,484      515,232    5,397,646
                               ----------    ---------    ----------     -------      -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         699           41         1,005          14           20          236
Payable for units
  withdrawn..................      37,415           --            --           1           --           --
                               ----------    ---------    ----------     -------      -------    ---------
       Total liabilities.....      38,114           41         1,005          15           20          236
                               ----------    ---------    ----------     -------      -------    ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  13,470,938    1,058,226    23,615,327     324,469      515,212    5,296,766
  Variable annuity
   contract owners in
   the annuitization
   period....................     137,623           --       100,278          --           --      100,644
                               ----------    ---------    ----------     -------      -------    ---------
       Net assets............  13,608,561    1,058,226    23,715,605     324,469      515,212    5,397,410
                               ==========    =========    ==========     =======      =======    =========
Investments in
  securities at cost.........  12,444,268    1,137,531    24,573,134     350,975      604,376    5,835,346
                               ==========    =========    ==========     =======      =======    =========
Shares outstanding...........     892,523       44,316     1,009,608      39,047       27,089      287,777
                               ==========    =========    ==========     =======      =======    =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010






                                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -------------------------------------------------------------------------------------------
                                  VIP          VIP           VIP                                    VIP
                                GROWTH &     GROWTH &      GROWTH         VIP          VIP       INVESTMENT      VIP
                                 INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND    MID CAP
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                INITIAL      SERVICE       INITIAL      INITIAL      SERVICE      SERVICE      SERVICE
                                 CLASS       CLASS 2        CLASS        CLASS       CLASS 2      CLASS 2      CLASS 2
                              ------------ ------------ ------------- ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   $226,752    1,569,755      146,555      459,082     1,318,064    2,006,044    10,429,262
Dividend receivable..........         --           --           --           --            --           --            --
Receivable for units sold....         --        1,758           --           --           712           --            --
                                --------    ---------      -------      -------     ---------    ---------    ----------
       Total assets..........    226,752    1,571,513      146,555      459,082     1,318,776    2,006,044    10,429,262
                                --------    ---------      -------      -------     ---------    ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          9           67            6           18            57           88           443
Payable for units
  withdrawn..................         --           --           --           --            --        1,883        16,844
                                --------    ---------      -------      -------     ---------    ---------    ----------
       Total liabilities.....          9           67            6           18            57        1,971        17,287
                                --------    ---------      -------      -------     ---------    ---------    ----------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    226,743    1,571,446      146,549      459,064     1,318,719    2,004,073    10,411,975
  Variable annuity
   contract owners in
   the annuitization
   period....................         --           --           --           --            --           --            --
                                --------    ---------      -------      -------     ---------    ---------    ----------
       Net assets............   $226,743    1,571,446      146,549      459,064     1,318,719    2,004,073    10,411,975
                                ========    =========      =======      =======     =========    =========    ==========
Investments in
  securities at cost.........   $243,338    1,614,417      148,289      496,634     1,134,476    2,008,633     9,188,127
                                ========    =========      =======      =======     =========    =========    ==========
Shares outstanding...........     17,953      126,288        8,178       12,378        35,895      159,210       324,596
                                ========    =========      =======      =======     =========    =========    ==========

                                                         FRANKLIN
                                                        TEMPLETON
                                                         VARIABLE
                                                        INSURANCE
                                                         PRODUCTS
                                                          TRUST
                              -------------------------------------
                                               VIP       FRANKLIN
                                  VIP         VALUE       INCOME
                                OVERSEAS    STRATEGIES  SECURITIES
                              PORTFOLIO -- PORTFOLIO --  FUND --
                                INITIAL      SERVICE     CLASS 2
                                 CLASS       CLASS 2      SHARES
                              ------------ ------------ -----------
ASSETS:
Investments at fair
  value (note 2b)............   203,428      367,985    104,209,424
Dividend receivable..........        --           --             --
Receivable for units sold....        --           --          1,891
                                -------      -------    -----------
       Total assets..........   203,428      367,985    104,211,315
                                -------      -------    -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         8           16          5,511
Payable for units
  withdrawn..................        --            2             --
                                -------      -------    -----------
       Total liabilities.....         8           18          5,511
                                -------      -------    -----------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   203,420      367,967    101,645,498
  Variable annuity
   contract owners in
   the annuitization
   period....................        --           --      2,560,306
                                -------      -------    -----------
       Net assets............   203,420      367,967    104,205,804
                                =======      =======    ===========
Investments in
  securities at cost.........   219,345      403,352    108,579,499
                                =======      =======    ===========
Shares outstanding...........    12,130       37,588      7,031,675
                                =======      =======    ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                              -----------------------------------------------------------------------------------------
                                           FRANKLIN
                               FRANKLIN   TEMPLETON                                    TEMPLETON  TEMPLETON
                              LARGE CAP  VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON    GLOBAL     GLOBAL   TEMPLETON
                                GROWTH      FUNDS       SHARES    FOREIGN    FOREIGN     ASSET       BOND      GROWTH
                              SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES ALLOCATION SECURITIES SECURITIES
                               FUND --     FUND --     FUND --    FUND --    FUND --    FUND --    FUND --    FUND --
                               CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2    CLASS 2    CLASS 1    CLASS 2
                                SHARES      SHARES      SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                              ---------- ------------ ---------- ---------- ---------- ---------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............  $490,617   19,334,776  11,873,408   41,073   3,074,903      --       63,271   2,689,209
Dividend receivable..........        --           --          --       --          --      --           --          --
Receivable for units sold....       130           --          --       --         219      --           --          --
                               --------   ----------  ----------   ------   ---------      --       ------   ---------
       Total assets..........   490,747   19,334,776  11,873,408   41,073   3,075,122      --       63,271   2,689,209
                               --------   ----------  ----------   ------   ---------      --       ------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        22          934         544        2         139      --            2         120
Payable for units
  withdrawn..................        --        2,367         817       --          --      --           --         522
                               --------   ----------  ----------   ------   ---------      --       ------   ---------
       Total liabilities.....        22        3,301       1,361        2         139      --            2         642
                               --------   ----------  ----------   ------   ---------      --       ------   ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   490,725   18,857,809  11,635,757   41,071   2,940,764      --       63,269   2,588,634
  Variable annuity
   contract owners in
   the annuitization
   period....................        --      473,666     236,290       --     134,219      --           --      99,933
                               --------   ----------  ----------   ------   ---------      --       ------   ---------
       Net assets............  $490,725   19,331,475  11,872,047   41,071   3,074,983      --       63,269   2,688,567
                               ========   ==========  ==========   ======   =========      ==       ======   =========
Investments in
  securities at cost.........  $489,017   19,438,569  10,848,536   43,183   3,086,697      --       54,090   2,839,006
                               ========   ==========  ==========   ======   =========      ==       ======   =========
Shares outstanding...........    33,016    2,507,753     744,414    2,825     215,179      --        3,173     244,252
                               ========   ==========  ==========   ======   =========      ==       ======   =========

                              GE INVESTMENTS FUNDS, INC.
                              -------------------------



                              CORE VALUE
                                EQUITY
                               FUND --    INCOME FUND --
                               CLASS 1       CLASS 1
                                SHARES        SHARES
                              ----------  --------------
ASSETS:
Investments at fair
  value (note 2b)............ 1,367,955     2,053,355
Dividend receivable..........        --            --
Receivable for units sold....       521           717
                              ---------     ---------
       Total assets.......... 1,368,476     2,054,072
                              ---------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        59            76
Payable for units
  withdrawn..................        --            --
                              ---------     ---------
       Total liabilities.....        59            76
                              ---------     ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period.................... 1,368,417     2,053,996
  Variable annuity
   contract owners in
   the annuitization
   period....................        --            --
                              ---------     ---------
       Net assets............ 1,368,417     2,053,996
                              =========     =========
Investments in
  securities at cost......... 1,327,102     2,181,468
                              =========     =========
Shares outstanding...........   154,571       185,824
                              =========     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                                                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)
                           ------------------------------------------------------------------------------------------------
                                                                     PREMIER
                                                                     GROWTH   REAL ESTATE            SMALL-CAP
                           INTERNATIONAL     MID-CAP                 EQUITY   SECURITIES              EQUITY   TOTAL RETURN
                           EQUITY FUND -- EQUITY FUND --   MONEY     FUND --    FUND --   S&P 500(R)  FUND --    FUND --
                              CLASS 1        CLASS 1       MARKET    CLASS 1    CLASS 1     INDEX     CLASS 1    CLASS 1
                               SHARES         SHARES        FUND     SHARES     SHARES       FUND     SHARES      SHARES
                           -------------- -------------- ---------- --------- ----------- ---------- --------- ------------
ASSETS:
Investments at fair
 value (note 2b)..........    $ 68,639      2,701,458    17,535,333 1,019,405  4,880,931  15,929,019 2,805,509  17,132,722
Dividend receivable.......          --             --            --        --         --          --        --          --
Receivable for units sold.          --             --            --       711         --          --     3,363          --
                              --------      ---------    ---------- ---------  ---------  ---------- ---------  ----------
     Total assets.........      68,639      2,701,458    17,535,333 1,020,116  4,880,931  15,929,019 2,808,872  17,132,722
                              --------      ---------    ---------- ---------  ---------  ---------- ---------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...           3            115           743        44        220         664       120         767
Payable for units
 withdrawn................          --            989        20,920        --     15,853       7,612        --      71,765
                              --------      ---------    ---------- ---------  ---------  ---------- ---------  ----------
     Total liabilities....           3          1,104        21,663        44     16,073       8,276       120      72,532
                              --------      ---------    ---------- ---------  ---------  ---------- ---------  ----------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................      68,636      2,700,354    17,513,670 1,020,072  4,818,783  15,920,743 2,808,752  16,896,566
   Variable annuity
    contract owners in
    the annuitization
    period................          --             --            --        --     46,075          --        --     163,624
                              --------      ---------    ---------- ---------  ---------  ---------- ---------  ----------
     Net assets...........    $ 68,636      2,700,354    17,513,670 1,020,072  4,864,858  15,920,743 2,808,752  17,060,190
                              ========      =========    ========== =========  =========  ========== =========  ==========
Investments in
 securities at cost.......    $122,399      2,384,396    17,535,333   986,305  4,608,229  15,240,272 2,649,835  16,723,906
                              ========      =========    ========== =========  =========  ========== =========  ==========
Shares outstanding........     134,586        144,928    17,535,333    14,238    457,016     712,071   225,161   1,043,406
                              ========      =========    ========== =========  =========  ========== =========  ==========

                           -----------------------

                                          U.S.
                           TOTAL RETURN  EQUITY
                             FUND --     FUND --
                             CLASS 3     CLASS 1
                              SHARES     SHARES
                           ------------ ---------
ASSETS:
Investments at fair
 value (note 2b).......... 123,927,582  1,068,257
Dividend receivable.......          --         --
Receivable for units sold.          --      2,085
                           -----------  ---------
     Total assets......... 123,927,582  1,070,342
                           -----------  ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...       6,656         45
Payable for units
 withdrawn................     122,114         --
                           -----------  ---------
     Total liabilities....     128,770         45
                           -----------  ---------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................ 120,398,400  1,070,297
   Variable annuity
    contract owners in
    the annuitization
    period................   3,400,412         --
                           -----------  ---------
     Net assets........... 123,798,812  1,070,297
                           ===========  =========
Investments in
 securities at cost....... 127,493,769  1,041,806
                           ===========  =========
Shares outstanding........   7,565,786     33,467
                           ===========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                                                                        GENWORTH VARIABLE INSURANCE TRUST
                              ------------------------------------------------------------------------------------------
                                                                             GENWORTH   GENWORTH
                                                                             GOLDMAN   LEGG MASON              GENWORTH
                               GENWORTH  GENWORTH  GENWORTH     GENWORTH      SACHS    CLEARBRIDGE  GENWORTH  PYRAMIS(R)
                               CALAMOS   DAVIS NY EATON VANCE   ENHANCED     ENHANCED  AGGRESSIVE    PIMCO    SMALL/MID
                                GROWTH   VENTURE   LARGE CAP  INTERNATIONAL CORE BOND    GROWTH    STOCKSPLUS  CAP CORE
                               FUND --   FUND --  VALUE FUND   INDEX FUND   INDEX FUND   FUND --    FUND --    FUND --
                               SERVICE   SERVICE  -- SERVICE   -- SERVICE   -- SERVICE   SERVICE    SERVICE    SERVICE
                                SHARES    SHARES    SHARES       SHARES       SHARES     SHARES      SHARES     SHARES
                              ---------- -------- ----------- ------------- ---------- ----------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............ $2,675,678 559,814   7,590,668     643,577    23,486,618  6,919,297  27,079,167 6,916,850
Dividend receivable..........         --      --          --          --            --         --          --        --
Receivable for units sold....         --      --          --          --         6,791         --          --        --
                              ---------- -------   ---------     -------    ----------  ---------  ---------- ---------
       Total assets..........  2,675,678 559,814   7,590,668     643,577    23,493,409  6,919,297  27,079,167 6,916,850
                              ---------- -------   ---------     -------    ----------  ---------  ---------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        125      24         356          27         1,102        328       1,284       329
Payable for units
  withdrawn..................        415     351       1,409         420            --      2,401       5,509     2,108
                              ---------- -------   ---------     -------    ----------  ---------  ---------- ---------
       Total liabilities.....        540     375       1,765         447         1,102      2,729       6,793     2,437
                              ---------- -------   ---------     -------    ----------  ---------  ---------- ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  2,629,889 559,439   7,451,591     643,130    23,041,136  6,779,222  26,524,242 6,776,939
  Variable annuity
   contract owners in
   the annuitization
   period....................     45,249      --     137,312          --       451,171    137,346     548,132   137,474
                              ---------- -------   ---------     -------    ----------  ---------  ---------- ---------
       Net assets............ $2,675,138 559,439   7,588,903     643,130    23,492,307  6,916,568  27,072,374 6,914,413
                              ========== =======   =========     =======    ==========  =========  ========== =========
Investments in
  securities at cost......... $2,077,173 456,342   6,686,375     595,780    24,287,873  6,516,612  25,751,367 5,602,202
                              ========== =======   =========     =======    ==========  =========  ========== =========
Shares outstanding...........    220,902  53,797     827,844      61,343     2,185,208    711,803   3,124,435   669,692
                              ========== =======   =========     =======    ==========  =========  ========== =========

                              ----------------------------
                                GENWORTH
                                 PUTNAM
                              INTERNATIONAL   GENWORTH
                                 CAPITAL      THORNBURG
                              OPPORTUNITIES INTERNATIONAL
                                 FUND --    VALUE FUND --
                                 SERVICE       SERVICE
                                 SHARES        SHARES
                              ------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............      --            --
Dividend receivable..........      --            --
Receivable for units sold....      --            --
                                   --            --
       Total assets..........      --            --
                                   --            --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      --            --
Payable for units
  withdrawn..................      --            --
                                   --            --
       Total liabilities.....      --            --
                                   --            --
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................      --            --
  Variable annuity
   contract owners in
   the annuitization
   period....................      --            --
                                   --            --
       Net assets............      --            --
                                   ==            ==
Investments in
  securities at cost.........      --            --
                                   ==            ==
Shares outstanding...........      --            --
                                   ==            ==

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                                  GOLDMAN SACHS
                               VARIABLE INSURANCE
                                      TRUST                                                 JPMORGAN INSURANCE TRUST
                              --------------------- -----------------------------------------------------------------
                                                                                             JPMORGAN      JPMORGAN
                                 GOLDMAN              JPMORGAN     JPMORGAN     JPMORGAN     INSURANCE    INSURANCE
                               SACHS LARGE  GOLDMAN  INSURANCE    INSURANCE    INSURANCE       TRUST        TRUST
                                CAP VALUE    SACHS     TRUST      TRUST CORE  TRUST EQUITY INTERNATIONAL   INTREPID
                                 FUND --    MID CAP   BALANCED       BOND        INDEX        EQUITY        GROWTH
                              INSTITUTIONAL  VALUE  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                 SHARES      FUND     CLASS 1      CLASS 1      CLASS 1       CLASS 1      CLASS 1
                              ------------- ------- ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    $90,272    872,978      --       5,796,556    1,956,602      156,120      481,506
Dividend receivable..........         --         --      --              --           --           --           --
Receivable for units sold....         --         --      --           1,268           --          202           --
                                 -------    -------      --       ---------    ---------      -------      -------
       Total assets..........     90,272    872,978      --       5,797,824    1,956,602      156,322      481,506
                                 -------    -------      --       ---------    ---------      -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          3         36      --             278          102            7           25
Payable for units
  withdrawn..................         --         --      --              --          307           --           67
                                 -------    -------      --       ---------    ---------      -------      -------
       Total liabilities.....          3         36      --             278          409            7           92
                                 -------    -------      --       ---------    ---------      -------      -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................     90,269    872,942      --       5,133,647    1,556,000      156,315      381,623
  Variable annuity
   contract owners in
   the annuitization
   period....................         --         --      --         663,899      400,193           --       99,791
                                 -------    -------      --       ---------    ---------      -------      -------
       Net assets............    $90,269    872,942      --       5,797,546    1,956,193      156,315      481,414
                                 =======    =======      ==       =========    =========      =======      =======
Investments in
  securities at cost.........    $96,639    839,599      --       5,522,951    1,780,346      124,987      443,382
                                 =======    =======      ==       =========    =========      =======      =======
Shares outstanding...........      8,816     61,913      --         502,301      179,012       15,306       31,867
                                 =======    =======      ==       =========    =========      =======      =======



                              ---------------------------------------
                                JPMORGAN     JPMORGAN
                               INSURANCE    INSURANCE     JPMORGAN
                                 TRUST        TRUST      INSURANCE
                                INTREPID     MID CAP     TRUST MID
                                MID CAP       GROWTH     CAP VALUE
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                CLASS 1      CLASS 1      CLASS 1
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   536,851      566,329     1,799,239
Dividend receivable..........        --           --            --
Receivable for units sold....        --           --         1,117
                                -------      -------     ---------
       Total assets..........   536,851      566,329     1,800,356
                                -------      -------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        28           29            79
Payable for units
  withdrawn..................        71           55            --
                                -------      -------     ---------
       Total liabilities.....        99           84            79
                                -------      -------     ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   436,890      466,567     1,800,277
  Variable annuity
   contract owners in
   the annuitization
   period....................    99,862       99,678            --
                                -------      -------     ---------
       Net assets............   536,752      566,245     1,800,277
                                =======      =======     =========
Investments in
  securities at cost.........   490,351      444,577     1,215,431
                                =======      =======     =========
Shares outstanding...........    34,369       33,491       264,594
                                =======      =======     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                                 JPMORGAN INSURANCE
                                  TRUST (CONTINUED)                                                 JANUS ASPEN SERIES
                              ------------------------- -------------------------------------------------------------------
                                JPMORGAN
                               INSURANCE     JPMORGAN
                                 TRUST      INSURANCE                                                           FLEXIBLE
                               SMALL CAP    TRUST U.S.    BALANCED      BALANCED    ENTERPRISE    ENTERPRISE      BOND
                                  CORE        EQUITY    PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                              PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                                CLASS 1      CLASS 1       SHARES        SHARES       SHARES        SHARES       SHARES
                              ------------ ------------ ------------- ------------ ------------- ------------ -------------
ASSETS:
Investments at fair
  value (note 2b)............   $325,274    2,155,287     1,479,733    14,832,939    1,048,512     165,843       74,996
Dividend receivable..........         --           --            --            --           --          --           --
Receivable for units sold....        138           --            --         1,839           --          --           --
                                --------    ---------     ---------    ----------    ---------     -------       ------
       Total assets..........    325,412    2,155,287     1,479,733    14,834,778    1,048,512     165,843       74,996
                                --------    ---------     ---------    ----------    ---------     -------       ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         14          111            57           733           41           6            3
Payable for units
  withdrawn..................         --          253            --            --           --          --           --
                                --------    ---------     ---------    ----------    ---------     -------       ------
       Total liabilities.....         14          364            57           733           41           6            3
                                --------    ---------     ---------    ----------    ---------     -------       ------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    325,398    1,753,783     1,479,676    14,381,371    1,048,471     165,837       74,993
  Variable annuity
   contract owners in
   the annuitization
   period....................         --      401,140            --       452,674           --          --           --
                                --------    ---------     ---------    ----------    ---------     -------       ------
       Net assets............   $325,398    2,154,923     1,479,676    14,834,045    1,048,471     165,837       74,993
                                ========    =========     =========    ==========    =========     =======       ======
Investments in
  securities at cost.........   $214,976    1,910,671     1,311,242    13,614,680    1,128,462      92,070       70,517
                                ========    =========     =========    ==========    =========     =======       ======
Shares outstanding...........     21,757      137,367        52,287       504,179       27,079       4,419        5,905
                                ========    =========     =========    ==========    =========     =======       ======


                              ----------------------------------------


                                                         GLOBAL LIFE
                                  FORTY        FORTY       SCIENCES
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                              INSTITUTIONAL   SERVICE      SERVICE
                                 SHARES        SHARES       SHARES
                              ------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   1,334,684    8,528,640        --
Dividend receivable..........          --           --        --
Receivable for units sold....          --           --        --
                                ---------    ---------        --
       Total assets..........   1,334,684    8,528,640        --
                                ---------    ---------        --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          52          386        --
Payable for units
  withdrawn..................          --          903        --
                                ---------    ---------        --
       Total liabilities.....          52        1,289        --
                                ---------    ---------        --
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   1,334,632    8,436,378        --
  Variable annuity
   contract owners in
   the annuitization
   period....................          --       90,973        --
                                ---------    ---------        --
       Net assets............   1,334,632    8,527,351        --
                                =========    =========        ==
Investments in
  securities at cost.........   1,062,585    7,590,675        --
                                =========    =========        ==
Shares outstanding...........      37,344      242,016        --
                                =========    =========        ==

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010



                                                             JANUS ASPEN SERIES (CONTINUED)
                              ---------------------------------------------------------------------------------------------



                                 GLOBAL
                               TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE    WORLDWIDE
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                                 SHARES       SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                              ------------ ------------- ------------ ------------- ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   $12,354       670,668       91,665       670,422     1,034,179      726,413      248,629
Dividend receivable..........        --            --           --            --            --           --           --
Receivable for units sold....         7            --           --            --            --           --           --
                                -------       -------       ------       -------     ---------      -------      -------
       Total assets..........    12,361       670,668       91,665       670,422     1,034,179      726,413      248,629
                                -------       -------       ------       -------     ---------      -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         1            26            4            26            45           28           11
Payable for units
  withdrawn..................        --            --            2            --             1           --            1
                                -------       -------       ------       -------     ---------      -------      -------
       Total liabilities.....         1            26            6            26            46           28           12
                                -------       -------       ------       -------     ---------      -------      -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    12,360       670,642       91,659       670,396     1,034,133      726,385      248,617
  Variable annuity
   contract owners in
   the annuitization
   period....................        --            --           --            --            --           --           --
                                -------       -------       ------       -------     ---------      -------      -------
       Net assets............   $12,360       670,642       91,659       670,396     1,034,133      726,385      248,617
                                =======       =======       ======       =======     =========      =======      =======
Investments in
  securities at cost.........   $ 7,700       752,857       73,562       506,283       512,727      893,262      209,316
                                =======       =======       ======       =======     =========      =======      =======
Shares outstanding...........     2,183        27,645        3,815        11,743        18,454       24,109        8,343
                                =======       =======       ======       =======     =========      =======      =======

                                   LEGG MASON PARTNERS VARIABLE
                                           EQUITY TRUST
                              --------------------------------------
                                            LEGG MASON   LEGG MASON
                               LEGG MASON  CLEARBRIDGE  CLEARBRIDGE
                              CLEARBRIDGE    VARIABLE     VARIABLE
                                VARIABLE      EQUITY       EQUITY
                               AGGRESSIVE     INCOME       INCOME
                                 GROWTH      BUILDER      BUILDER
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                CLASS II     CLASS I      CLASS II
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   696,808       6,674       598,826
Dividend receivable..........        --          --            --
Receivable for units sold....        --          --            --
                                -------       -----       -------
       Total assets..........   696,808       6,674       598,826
                                -------       -----       -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        30          --            32
Payable for units
  withdrawn..................         2           1             1
                                -------       -----       -------
       Total liabilities.....        32           1            33
                                -------       -----       -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   696,776       6,673       446,622
  Variable annuity
   contract owners in
   the annuitization
   period....................        --          --       152,171
                                -------       -----       -------
       Net assets............   696,776       6,673       598,793
                                =======       =====       =======
Investments in
  securities at cost.........   606,083       9,174       712,777
                                =======       =====       =======
Shares outstanding...........    43,013         667        59,644
                                =======       =====       =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                                                       LEGG MASON
                              LEGG MASON PARTNERS       PARTNERS
                             VARIABLE EQUITY TRUST      VARIABLE
                                  (CONTINUED)         INCOME TRUST                     MFS(R) VARIABLE INSURANCE TRUST
                           -------------------------- ------------- ------------------------------------------------------------
                            LEGG MASON    LEGG MASON   LEGG MASON                  MFS(R)                  MFS(R)
                            CLEARBRIDGE  CLEARBRIDGE  WESTERN ASSET    MFS(R)     INVESTORS               STRATEGIC
                             VARIABLE      VARIABLE     VARIABLE      INVESTORS     TRUST      MFS(R)      INCOME      MFS(R)
                            FUNDAMENTAL   LARGE CAP     STRATEGIC   GROWTH STOCK  SERIES -- NEW DISCOVERY SERIES -- TOTAL RETURN
                           ALL CAP VALUE    VALUE         BOND        SERIES --    SERVICE    SERIES --    SERVICE   SERIES --
                           PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  SERVICE CLASS   CLASS   SERVICE CLASS   CLASS     SERVICE
                              CLASS I      CLASS I       CLASS I       SHARES      SHARES      SHARES      SHARES   CLASS SHARES
                           ------------- ------------ ------------- ------------- --------- ------------- --------- ------------
ASSETS:
Investments at fair
 value (note 2b)..........   $379,536       37,768       44,627       1,434,207   1,272,144    935,969     562,951   14,063,846
Dividend receivable.......         --           --           --              --          --         --          --           --
Receivable for units sold.        753           --           --              --       1,390         --          --           --
                             --------       ------       ------       ---------   ---------    -------     -------   ----------
     Total assets.........    380,289       37,768       44,627       1,434,207   1,273,534    935,969     562,951   14,063,846
                             --------       ------       ------       ---------   ---------    -------     -------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...         16            1            2              62          54         39          25          724
Payable for units
 withdrawn................         --           --           --          12,969          --        739           1       36,089
                             --------       ------       ------       ---------   ---------    -------     -------   ----------
     Total liabilities....         16            1            2          13,031          54        778          26       36,813
                             --------       ------       ------       ---------   ---------    -------     -------   ----------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................    380,273       37,767       44,625       1,421,176   1,273,480    935,191     562,925   13,612,881
   Variable annuity
    contract owners in
    the annuitization
    period................         --           --           --              --          --         --          --      414,152
                             --------       ------       ------       ---------   ---------    -------     -------   ----------
     Net assets...........   $380,273       37,767       44,625       1,421,176   1,273,480    935,191     562,925   14,027,033
                             ========       ======       ======       =========   =========    =======     =======   ==========
Investments in
 securities at cost.......   $415,052       37,435       46,451       1,189,291   1,131,478    710,970     555,923   14,045,690
                             ========       ======       ======       =========   =========    =======     =======   ==========
Shares outstanding........     19,285        2,861        4,663         133,291      63,767     52,760      56,465      761,031
                             ========       ======       ======       =========   =========    =======     =======   ==========

                                     OPPENHEIMER
                                      VARIABLE
                                       ACCOUNT
                                        FUNDS
                           ---------------------

                            MFS(R)
                           UTILITIES OPPENHEIMER
                           SERIES --  BALANCED
                            SERVICE  FUND/VA --
                             CLASS   NON-SERVICE
                            SHARES     SHARES
                           --------- -----------
ASSETS:
Investments at fair
 value (note 2b).......... 3,937,808   280,311
Dividend receivable.......        --        --
Receivable for units sold.       809        --
                           ---------   -------
     Total assets......... 3,938,617   280,311
                           ---------   -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...       171        11
Payable for units
 withdrawn................        --        --
                           ---------   -------
     Total liabilities....       171        11
                           ---------   -------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................ 3,938,446   280,300
   Variable annuity
    contract owners in
    the annuitization
    period................        --        --
                           ---------   -------
     Net assets........... 3,938,446   280,300
                           =========   =======
Investments in
 securities at cost....... 3,615,348   369,069
                           =========   =======
Shares outstanding........   157,828    24,439
                           =========   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                           -------------------------------------------------------------------------------------------------

                                       OPPENHEIMER  OPPENHEIMER              OPPENHEIMER                         OPPENHEIMER
                           OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER MAIN STREET
                            BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES  HIGH INCOME MAIN STREET  SMALL CAP
                           FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                             SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE   SERVICE     SERVICE
                             SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES      SHARES
                           ----------- ------------ ------------ ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments at fair
 value (note 2b).......... $6,820,166    238,101     3,117,061     369,217   14,904,955     50,311   31,204,647  18,258,278
Dividend receivable.......         --         --            --          --           --         --           --          --
Receivable for units sold.         --         --         2,205          --           --         --        2,654          --
                           ----------    -------     ---------     -------   ----------    -------   ----------  ----------
     Total assets.........  6,820,166    238,101     3,119,266     369,217   14,904,955     50,311   31,207,301  18,258,278
                           ----------    -------     ---------     -------   ----------    -------   ----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...        362          9           133          14          667          2        1,460         855
Payable for units
 withdrawn................        158         --            --          --        1,436         --           --       2,096
                           ----------    -------     ---------     -------   ----------    -------   ----------  ----------
     Total liabilities....        520          9           133          14        2,103          2        1,460       2,951
                           ----------    -------     ---------     -------   ----------    -------   ----------  ----------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................  6,730,459    238,092     3,119,133     369,203   14,766,401     50,309   30,658,693  17,783,003
   Variable annuity
    contract owners in
    the annuitization
    period................     89,187         --            --          --      136,451         --      547,148     472,324
                           ----------    -------     ---------     -------   ----------    -------   ----------  ----------
     Net assets........... $6,819,646    238,092     3,119,133     369,203   14,902,852     50,309   31,205,841  18,255,327
                           ==========    =======     =========     =======   ==========    =======   ==========  ==========
Investments in
 securities at cost....... $7,845,248    225,848     2,830,491     488,681   12,424,401    138,134   25,380,819  15,036,324
                           ==========    =======     =========     =======   ==========    =======   ==========  ==========
Shares outstanding........    600,896      5,901        77,946      47,764      496,170     23,620    1,506,743   1,043,330
                           ==========    =======     =========     =======   ==========    =======   ==========  ==========

                           ------------------------
                           OPPENHEIMER OPPENHEIMER
                            SMALL- &    SMALL- &
                             MID-CAP     MID-CAP
                             GROWTH      GROWTH
                           FUND/VA --  FUND/VA --
                           NON-SERVICE   SERVICE
                             SHARES      SHARES
                           ----------- -----------
ASSETS:
Investments at fair
 value (note 2b)..........   230,651     257,598
Dividend receivable.......        --          --
Receivable for units sold.        --         154
                             -------     -------
     Total assets.........   230,651     257,752
                             -------     -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...         9           5
Payable for units
 withdrawn................        --          --
                             -------     -------
     Total liabilities....         9           5
                             -------     -------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................   230,642     257,747
   Variable annuity
    contract owners in
    the annuitization
    period................        --          --
                             -------     -------
     Net assets...........   230,642     257,747
                             =======     =======
Investments in
 securities at cost.......   307,354     237,428
                             =======     =======
Shares outstanding........     4,955       5,666
                             =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010



                                                                                                                     RYDEX
                                                                                                                   VARIABLE
                                                      PIMCO VARIABLE INSURANCE TRUST                                 TRUST
                          --------------------------------------------------------------------------------------- -----------
                                        FOREIGN BOND                   LONG-TERM
                                         PORTFOLIO                        U.S.
                           ALL ASSET    (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN
                          PORTFOLIO --   HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                            ADVISOR    ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                             CLASS         CLASS          CLASS          CLASS          CLASS          CLASS       NASDAQ --
                             SHARES        SHARES         SHARES         SHARES         SHARES         SHARES     100(R) FUND
                          ------------ -------------- -------------- -------------- -------------- -------------- -----------
ASSETS:
Investments at fair
 value (note 2b).........  $1,787,010     101,355       11,938,984     6,882,437      36,860,170     58,980,408     858,737
Dividend receivable......      44,059         188           76,465        21,147          67,663        142,726          --
Receivable for units sold          --          61            1,815            --           7,830             --          88
                           ----------     -------       ----------     ---------      ----------     ----------     -------
    Total assets.........   1,831,069     101,604       12,017,264     6,903,584      36,935,663     59,123,134     858,825
                           ----------     -------       ----------     ---------      ----------     ----------     -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          76           5              550           265           1,719          2,588          39
Payable for units
 withdrawn...............          --          --               --        33,293              --         25,665          --
                           ----------     -------       ----------     ---------      ----------     ----------     -------
    Total liabilities....          76           5              550        33,558           1,719         28,253          39
                           ----------     -------       ----------     ---------      ----------     ----------     -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   1,830,993     101,599       11,780,571     6,870,026      35,992,742     58,642,219     858,786
 Variable annuity
   contract owners in
   the annuitization
   period................          --          --          236,143            --         941,202        452,662          --
                           ----------     -------       ----------     ---------      ----------     ----------     -------
    Net assets...........  $1,830,993     101,599       12,016,714     6,870,026      36,933,944     59,094,881     858,786
                           ==========     =======       ==========     =========      ==========     ==========     =======
Investments in
 securities at cost......  $1,787,122     101,892       11,081,308     7,040,614      36,172,396     57,362,859     599,950
                           ==========     =======       ==========     =========      ==========     ==========     =======
Shares outstanding.......     160,847      10,156        1,540,514       626,245       3,530,668      5,323,142      45,412
                           ==========     =======       ==========     =========      ==========     ==========     =======

                                                        THE
                                                     PRUDENTIAL
                                                       SERIES
                            THE ALGER PORTFOLIOS        FUND
                          ------------------------- ------------

                                                      JENNISON
                          ALGER LARGE  ALGER SMALL     20/20
                           CAP GROWTH   CAP GROWTH     FOCUS
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                           CLASS I-2    CLASS I-2     CLASS II
                             SHARES       SHARES       SHARES
                          ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........   206,616      262,439     1,597,241
Dividend receivable......        --           --            --
Receivable for units sold        --           --            --
                            -------      -------     ---------
    Total assets.........   206,616      262,439     1,597,241
                            -------      -------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         8           10            65
Payable for units
 withdrawn...............        --           --           345
                            -------      -------     ---------
    Total liabilities....         8           10           410
                            -------      -------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   206,608      262,429     1,596,831
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --            --
                            -------      -------     ---------
    Net assets...........   206,608      262,429     1,596,831
                            =======      =======     =========
Investments in
 securities at cost......   223,626      194,493     1,371,316
                            =======      =======     =========
Shares outstanding.......     4,730        8,188       104,327
                            =======      =======     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                              THE PRUDENTIAL SERIES FUND  WELLS FARGO
                                     (CONTUNUED)         VARIABLE TRUST
                              -------------------------  --------------
                                                          WELLS FARGO
                                              NATURAL     ADVANTAGE VT
                                JENNISON     RESOURCES       OMEGA
                              PORTFOLIO --  PORTFOLIO --     GROWTH
                                CLASS II      CLASS II      FUND --
                                 SHARES        SHARES       CLASS 2
                              ------------  ------------ --------------
ASSETS:
Investments at fair
  value (note 2b)............   $115,553     4,586,001      127,064
Dividend receivable..........         --            --           --
Receivable for units sold....         --            --           --
                                --------     ---------      -------
       Total assets..........    115,553     4,586,001      127,064
                                --------     ---------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          5           198            6
Payable for units
  withdrawn..................          1         1,164            1
                                --------     ---------      -------
       Total liabilities.....          6         1,362            7
                                --------     ---------      -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    115,547     4,584,639      127,057
  Variable annuity
   contract owners in
   the annuitization
   period....................         --            --           --
                                --------     ---------      -------
       Net assets............   $115,547     4,584,639      127,057
                                ========     =========      =======
Investments in
  securities at cost.........   $ 97,370     3,551,909      101,836
                                ========     =========      =======
Shares outstanding...........      5,044        97,616        5,294
                                ========     =========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                                AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                                       ------------------------------------------------------------------------------------------
                                                                                                                      INVESCO VAN
                                                    INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. KAMPEN V.I.
                                       INVESCO V.I.   CAPITAL        CORE     GLOBAL REAL  INTERNATIONAL  LARGE CAP     CAPITAL
                                       BASIC VALUE  APPRECIATION    EQUITY       ESTATE       GROWTH        GROWTH      GROWTH
                                         FUND --      FUND --      FUND --      FUND --       FUND --      FUND --      FUND --
                          CONSOLIDATED  SERIES II     SERIES I     SERIES I    SERIES II     SERIES II     SERIES I    SERIES II
                             TOTAL        SHARES       SHARES       SHARES       SHARES       SHARES        SHARES      SHARES
                          ------------ ------------ ------------ ------------ ------------ ------------- ------------ -----------
                                                                           YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $24,499,743       4,466       2,773        6,279       18,199       115,413          543          --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....  15,731,904      20,042       5,941        9,995        6,686       113,671        1,906       5,423
                          -----------    --------      ------       ------      -------      --------       ------      ------
Net investment income
  (expense)..............   8,767,839     (15,576)     (3,168)      (3,716)      11,513         1,742       (1,363)     (5,423)
                          -----------    --------      ------       ------      -------      --------       ------      ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   2,475,158    (110,941)     (8,732)       2,117      (49,598)     (103,929)      (9,579)      2,312
  Change in unrealized
   appreciation
   (depreciation)........  66,775,641     194,344      60,495       53,223       79,721       670,653       30,194      60,932
  Capital gain
   distributions.........   6,546,396          --          --           --           --            --           --          --
                          -----------    --------      ------       ------      -------      --------       ------      ------
Net realized and
  unrealized gain (loss)
  on investments.........  75,797,195      83,403      51,763       55,340       30,123       566,724       20,615      63,244
                          -----------    --------      ------       ------      -------      --------       ------      ------
Increase (decrease) in
  net assets from
  operations............. $84,565,034      67,827      48,595       51,624       41,636       568,466       19,252      57,821
                          ===========    ========      ======       ======      =======      ========       ======      ======

                          -----------------------
                                      INVESCO VAN
                          INVESCO VAN KAMPEN V.I.
                          KAMPEN V.I. EQUITY AND
                           COMSTOCK     INCOME
                            FUND --     FUND --
                           SERIES II   SERIES II
                            SHARES      SHARES
                          ----------- -----------

                          -----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     4,168      30,686
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....    48,292      33,499
                            -------     -------
Net investment income
  (expense)..............   (44,124)     (2,813)
                            -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (79,159)     (7,124)
  Change in unrealized
   appreciation
   (depreciation)........   547,448     149,391
  Capital gain
   distributions.........        --          --
                            -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........   468,289     142,267
                            -------     -------
Increase (decrease) in
  net assets from
  operations.............   424,165     139,454
                            =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                     ----------------------------------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                      BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                         STRATEGY           GROWTH            INCOME             VALUE            GROWTH            GROWTH
                       PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                          CLASS B           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                            YEAR ENDED DECEMBER 31, 2010
                     ----------------------------------------------------------------------------------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........     $169,370            8,429                 --            280,754            3,657               --
 Mortality and
   expense risk and
   administrative
   charges (note 4a)      116,364            6,488             74,794            157,041           20,945            3,680
                         --------           ------           --------         ----------          -------           ------
Net investment
 income (expense)...       53,006            1,941            (74,794)           123,713          (17,288)          (3,680)
                         --------           ------           --------         ----------          -------           ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........      (45,786)           3,213           (327,157)        (1,279,528)           6,036           17,632
 Change in
   unrealized
   appreciation
   (depreciation)...      529,685           59,372            858,082          1,763,785          117,300           51,212
 Capital gain
   distributions....           --               --                 --                 --               --               --
                         --------           ------           --------         ----------          -------           ------
Net realized and
 unrealized gain
 (loss) on
 investments........      483,899           62,585            530,925            484,257          123,336           68,844
                         --------           ------           --------         ----------          -------           ------
Increase (decrease)
 in net assets from
 operations.........     $536,905           64,526            456,131            607,970          106,048           65,164
                         ========           ======           ========         ==========          =======           ======

                      AMERICAN CENTURY          AMERICAN CENTURY
                          VARIABLE                  VARIABLE
                     PORTFOLIOS II, INC.        PORTFOLIOS, INC.
                     ------------------- ------------------------------
                                            VP
                                         INCOME &      VP          VP
                        VP INFLATION      GROWTH  INTERNATIONAL ULTRA(R)
                         PROTECTION      FUND --     FUND --    FUND --
                      FUND -- CLASS II   CLASS I     CLASS I    CLASS I
                     ------------------- -------- ------------- --------

                     ---------------------------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........        244,514        9,765      23,037      2,063
 Mortality and
   expense risk and
   administrative
   charges (note 4a)        253,367       10,124      19,169      6,212
                          ---------      -------    --------    -------
Net investment
 income (expense)...         (8,853)        (359)      3,868     (4,149)
                          ---------      -------    --------    -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........      1,028,030      (12,880)   (200,924)   (24,887)
 Change in
   unrealized
   appreciation
   (depreciation)...       (581,390)      89,338     245,764     84,505
 Capital gain
   distributions....             --           --          --         --
                          ---------      -------    --------    -------
Net realized and
 unrealized gain
 (loss) on
 investments........        446,640       76,458      44,840     59,618
                          ---------      -------    --------    -------
Increase (decrease)
 in net assets from
 operations.........        437,787       76,099      48,708     55,469
                          =========      =======    ========    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              AMERICAN
                              CENTURY
                              VARIABLE                                                            COLUMBIA FUNDS
                          PORTFOLIOS, INC.                                                      VARIABLE INSURANCE
                            (CONTINUED)          BLACKROCK VARIABLE SERIES FUNDS, INC.                TRUST I
                          ---------------- -------------------------------------------------  ----------------------
                                                                                                          COLUMBIA
                                                                                              COLUMBIA     MARSICO
                                           BLACKROCK   BLACKROCK    BLACKROCK     BLACKROCK    MARSICO  INTERNATIONAL
                                             BASIC       GLOBAL     LARGE CAP       VALUE      GROWTH   OPPORTUNITIES
                                           VALUE V.I.  ALLOCATION     GROWTH    OPPORTUNITIES   FUND,       FUND,
                              VP VALUE      FUND --   V.I. FUND -- V.I. FUND -- V.I. FUND --  VARIABLE    VARIABLE
                              FUND --      CLASS III   CLASS III    CLASS III     CLASS III   SERIES --   SERIES --
                              CLASS I        SHARES      SHARES       SHARES       SHARES      CLASS A     CLASS B
                          ---------------- ---------- ------------ ------------ ------------- --------- -------------
                                                                            YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 23,702       12,241      932,570       1,230         2,519       4,117       55,303
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       17,010       13,565    1,492,138       4,310         8,532      53,815      132,173
                              --------       ------    ---------      ------       -------     -------    ---------
Net investment income
  (expense)..............        6,692       (1,324)    (559,568)     (3,080)       (6,013)    (49,698)     (76,870)
                              --------       ------    ---------      ------       -------     -------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (31,508)      (3,245)      18,118       2,669       (55,635)     69,563     (556,558)
   Change in unrealized
     appreciation
     (depreciation)......      143,724       96,784    6,284,017      37,322       187,566     631,521    1,564,898
   Capital gain
     distributions.......           --           --      506,539          --            --          --           --
                              --------       ------    ---------      ------       -------     -------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........      112,216       93,539    6,808,674      39,991       131,931     701,084    1,008,340
                              --------       ------    ---------      ------       -------     -------    ---------
Increase (decrease) in
  net assets from
  operations.............     $118,908       92,215    6,249,106      36,911       125,918     651,386      931,470
                              ========       ======    =========      ======       =======     =======    =========




                                 DWS VARIABLE SERIES II
                          -----------------------------------

                              DWS
                             DREMAN
                           SMALL MID       DWS         DWS
                              CAP       STRATEGIC   TECHNOLOGY
                          VALUE VIP -- VALUE VIP --   VIP --
                            CLASS B      CLASS B     CLASS B
                             SHARES       SHARES      SHARES
                          ------------ ------------ ----------

                          ------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     7,713        7,368          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    13,063        6,532       1,811
                            -------      -------      ------
Net investment income
  (expense)..............    (5,350)         836      (1,811)
                            -------      -------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (47,446)     (44,553)     11,478
   Change in unrealized
     appreciation
     (depreciation)......   211,614       84,743       6,742
   Capital gain
     distributions.......        --           --          --
                            -------      -------      ------
Net realized and
  unrealized gain (loss)
  on investments.........   164,168       40,190      18,220
                            -------      -------      ------
Increase (decrease) in
  net assets from
  operations.............   158,818       41,026      16,409
                            =======      =======      ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                             EVERGREEN VARIABLE
                                          DREYFUS                 EATON VANCE VARIABLE TRUST   ANNUITY TRUST
                          --------------------------------------  ------------------------   ------------------ ------------
                            DREYFUS                      THE
                           INVESTMENT                  DREYFUS
                           PORTFOLIOS    DREYFUS      SOCIALLY                                                   FEDERATED
                             MIDCAP      VARIABLE    RESPONSIBLE      VT            VT                            CAPITAL
                             STOCK      INVESTMENT     GROWTH     FLOATING --    WORLDWIDE       EVERGREEN      APPRECIATION
                          PORTFOLIO --   FUND --    FUND, INC. --    RATE         HEALTH          VA OMEGA       FUND II --
                            INITIAL    MONEY MARKET    INITIAL      INCOME       SCIENCES         FUND --         PRIMARY
                             SHARES     PORTFOLIO      SHARES        FUND          FUND           CLASS 2          SHARES
                          ------------ ------------ ------------- -----------  ------------- ------------------ ------------
                                                                                PERIOD FROM     PERIOD FROM     PERIOD FROM
                                                                               JANUARY 1 TO     JANUARY 1 TO    MARCH 12 TO
                                                                               SEPTEMBER 17,      JULY 16,      DECEMBER 31,
                                     YEAR ENDED DECEMBER 31, 2010                  2010             2010            2010
                          ---------------------------------------------------  ------------- ------------------ ------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   $ 1,343          202        2,445       414,856            --             655              --
 Mortality and
   expense risk and
   administrative
   charges (note 4a).....     1,963       24,487        4,492       162,280        12,421           1,033           1,050
                            -------      -------       ------       -------       -------         -------          ------
Net investment income
 (expense)...............      (620)     (24,285)      (2,047)      252,576       (12,421)           (378)         (1,050)
                            -------      -------       ------       -------       -------         -------          ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    (8,486)          --        2,791       299,469       (21,351)         22,152            (719)
 Change in unrealized
   appreciation
   (depreciation)........    37,720            1       36,344       107,208        45,071         (29,295)          7,764
 Capital gain
   distributions.........        --           --           --            --        42,037              --              --
                            -------      -------       ------       -------       -------         -------          ------
Net realized and
 unrealized gain (loss)
 on investments..........    29,234            1       39,135       406,677        65,757          (7,143)          7,045
                            -------      -------       ------       -------       -------         -------          ------
Increase (decrease) in
 net assets from
 operations..............   $28,614      (24,284)      37,088       659,253        53,336          (7,521)          5,995
                            =======      =======       ======       =======       =======         =======          ======

                          FEDERATED INSURANCE SERIES
                          --------------------------------------


                                        FEDERATED    FEDERATED
                                          CLOVER        HIGH
                           FEDERATED      VALUE     INCOME BOND
                            CAPITAL     FUND II --   FUND II --
                             INCOME      PRIMARY      PRIMARY
                            FUND II       SHARES       SHARES
                          ------------ ------------ ------------
                                       PERIOD FROM
                           YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                          DECEMBER 31,  MARCH 12,   DECEMBER 31,
                              2010         2010         2010
                          ------------ ------------ ------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     7,430        2,026        8,638
 Mortality and
   expense risk and
   administrative
   charges (note 4a).....     1,756          296        1,326
                             ------      -------       ------
Net investment income
 (expense)...............     5,674        1,730        7,312
                             ------      -------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    (2,030)     (76,841)        (564)
 Change in unrealized
   appreciation
   (depreciation)........     9,067       78,862        5,793
 Capital gain
   distributions.........        --           --           --
                             ------      -------       ------
Net realized and
 unrealized gain (loss)
 on investments..........     7,037        2,021        5,229
                             ------      -------       ------
Increase (decrease) in
 net assets from
 operations..............    12,711        3,751       12,541
                             ======      =======       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           FEDERATED INSURANCE
                           SERIES (CONTINUED)                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          --------------------  -----------------------------------------------------------------------------
                          FEDERATED                VIP         VIP                                                   VIP
                             HIGH                 ASSET       ASSET                                                DYNAMIC
                            INCOME   FEDERATED  MANAGER/SM/ MANAGER/SM/     VIP           VIP           VIP        CAPITAL
                             BOND     KAUFMANN  PORTFOLIO   PORTFOLIO     BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION
                          FUND II -- FUND II --     --          --      PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                           SERVICE    SERVICE    INITIAL     SERVICE      SERVICE       INITIAL       SERVICE      SERVICE
                            SHARES     SHARES     CLASS      CLASS 2      CLASS 2        CLASS        CLASS 2      CLASS 2
                          ---------- ---------- ----------  ----------  ------------ ------------- ------------- ------------
                                                                         YEAR ENDED DECEMBER 31, 2010
                          ---------------------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $421,944         --     3,621      15,564       277,890       12,667        226,821         646
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    80,826    146,366     2,276      15,999       251,330       14,893        335,703       4,609
                           --------  ---------    ------     -------     ---------      -------      ---------      ------
Net investment income
 (expense)...............   341,118   (146,366)    1,345        (435)       26,560       (2,226)      (108,882)     (3,963)
                           --------  ---------    ------     -------     ---------      -------      ---------      ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (27,083)   372,059    (1,446)     14,694       137,513      (54,331)      (799,421)     (5,056)
 Change in unrealized
   appreciation
   (depreciation)........   321,850  1,223,106    19,696      90,883     1,882,739      209,690      4,008,283      54,833
 Capital gain
   distributions.........        --         --        --          --            --           --             --          --
                           --------  ---------    ------     -------     ---------      -------      ---------      ------
Net realized and
 unrealized gain (loss)
 on investments..........   294,767  1,595,165    18,250     105,577     2,020,252      155,359      3,208,862      49,777
                           --------  ---------    ------     -------     ---------      -------      ---------      ------
Increase (decrease) in
 net assets from
 operations..............  $635,885  1,448,799    19,595     105,142     2,046,812      153,133      3,099,980      45,814
                           ========  =========    ======     =======     =========      =======      =========      ======


                          -----------------------

                              VIP          VIP
                            EQUITY-      EQUITY -
                             INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE
                             CLASS       CLASS 2
                          ------------ ------------

                          -----------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     9,321        82,285
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....     8,264        89,173
                            -------     ---------
Net investment income
 (expense)...............     1,057        (6,888)
                            -------     ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (58,433)     (380,829)
 Change in unrealized
   appreciation
   (depreciation)........   131,139     1,054,648
 Capital gain
   distributions.........        --            --
                            -------     ---------
Net realized and
 unrealized gain (loss)
 on investments..........    72,706       673,819
                            -------     ---------
Increase (decrease) in
 net assets from
 operations..............    73,763       666,931
                            =======     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1






                                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------------------------------------------
                              VIP          VIP           VIP                                    VIP
                            GROWTH &     GROWTH &      GROWTH         VIP          VIP       INVESTMENT      VIP
                             INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND    MID CAP
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE       INITIAL      INITIAL      SERVICE      SERVICE      SERVICE
                             CLASS       CLASS 2        CLASS        CLASS       CLASS 2      CLASS 2      CLASS 2
                          ------------ ------------ ------------- ------------ ------------ ------------ ------------
                                                                            YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 1,518        6,929          278         2,577        4,582       87,087        43,188
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     3,017       23,990        2,027         6,270       20,961       29,222       149,042
                            -------      -------       ------       -------      -------      -------     ---------
Net investment income
  (expense)..............    (1,499)     (17,061)      (1,749)       (3,693)     (16,379)      57,865      (105,854)
                            -------      -------       ------       -------      -------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (6,871)     (49,861)      (6,495)      (30,307)       5,114       61,233       (68,860)
   Change in unrealized
     appreciation
     (depreciation)......    36,540      243,133       35,959       123,437      278,336      (17,914)    2,479,982
   Capital gain
     distributions.......        --           --           --            --           --           --            --
                            -------      -------       ------       -------      -------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    29,669      193,272       29,464        93,130      283,450       43,319     2,411,122
                            -------      -------       ------       -------      -------      -------     ---------
Increase (decrease) in
  net assets from
  operations.............   $28,170      176,211       27,715        89,437      267,071      101,184     2,305,268
                            =======      =======       ======       =======      =======      =======     =========

                                                     FRANKLIN
                                                    TEMPLETON
                                                     VARIABLE
                                                    INSURANCE
                                                     PRODUCTS
                                                      TRUST
                          ------------------------- ----------
                                           VIP       FRANKLIN
                              VIP         VALUE       INCOME
                            OVERSEAS    STRATEGIES  SECURITIES
                          PORTFOLIO -- PORTFOLIO --  FUND --
                            INITIAL      SERVICE     CLASS 2
                             CLASS       CLASS 2      SHARES
                          ------------ ------------ ----------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     2,989          977     6,695,251
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     2,624        5,013     1,955,785
                             ------      -------    ----------
Net investment income
  (expense)..............       365       (4,036)    4,739,466
                             ------      -------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (2,685)     (13,438)   (1,923,612)
   Change in unrealized
     appreciation
     (depreciation)......    24,011       92,495     7,258,768
   Capital gain
     distributions.......        --           --            --
                             ------      -------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    21,326       79,057     5,335,156
                             ------      -------    ----------
Increase (decrease) in
  net assets from
  operations.............    21,691       75,021    10,074,622
                             ======      =======    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                          ----------

                           FRANKLIN
                          LARGE CAP
                            GROWTH
                          SECURITIES
                           FUND --
                           CLASS 2
                            SHARES
                          ----------



                          ----------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 3,952
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    6,874
                           -------
Net investment income
  (expense)..............   (2,922)
                           -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (7,160)
   Change in unrealized
     appreciation
     (depreciation)......   52,594
   Capital gain
     distributions.......       --
                           -------
Net realized and
  unrealized gain (loss)
  on investments.........   45,434
                           -------
Increase (decrease) in
  net assets from
  operations.............  $42,512
                           =======

                                                                                                               GE INVESTMENTS
                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)                   FUNDS, INC.
                          ---------------------------------------------------------------------------------- ------------------
                            FRANKLIN
                           TEMPLETON                                                   TEMPLETON
                          VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON    TEMPLETON      GLOBAL   TEMPLETON
                             FUNDS       SHARES    FOREIGN    FOREIGN    GLOBAL ASSET     BOND      GROWTH   CORE VALUE
                           ALLOCATION  SECURITIES SECURITIES SECURITIES   ALLOCATION   SECURITIES SECURITIES   EQUITY   INCOME
                            FUND --     FUND --    FUND --    FUND --      FUND --      FUND --    FUND --    FUND --   FUND --
                            CLASS 2     CLASS 2    CLASS 1    CLASS 2      CLASS 2      CLASS 1    CLASS 2    CLASS 1   CLASS 1
                             SHARES      SHARES     SHARES     SHARES       SHARES       SHARES     SHARES     SHARES   SHARES
                          ------------ ---------- ---------- ---------- -------------- ---------- ---------- ---------- -------
                                                                         PERIOD FROM
                                                                         JANUARY 1 TO
                              YEAR ENDED DECEMBER 31, 2010              APRIL 30, 2010       YEAR ENDED DECEMBER 31, 2010
                          --------------------------------------------- -------------- ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    395,481    180,649        807      56,287       24,328      1,402      34,994     18,382    67,283
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    326,714    209,216        572      49,880        2,599        992      42,752     22,496    34,193
                           ---------    -------     ------    --------     --------      -----     -------    -------   -------
Net investment income
  (expense)..............     68,767    (28,567)       235       6,407       21,729        410      (7,758)    (4,114)   33,090
                           ---------    -------     ------    --------     --------      -----     -------    -------   -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (135,712)   655,154     (1,909)   (306,765)    (326,964)     3,772     (27,133)   (56,313)  (26,783)
   Change in unrealized
     appreciation
     (depreciation)......  1,580,847    344,054      3,751     420,898      284,961      4,716     153,068    181,582   119,403
   Capital gain
     distributions.......      1,482         --         --          --       38,711        222          --         --        --
                           ---------    -------     ------    --------     --------      -----     -------    -------   -------
Net realized and
  unrealized gain (loss)
  on investments.........  1,446,617    999,208      1,842     114,133       (3,292)     8,710     125,935    125,269    92,620
                           ---------    -------     ------    --------     --------      -----     -------    -------   -------
Increase (decrease) in
  net assets from
  operations.............  1,515,384    970,641      2,077     120,540       18,437      9,120     118,177    121,155   125,710
                           =========    =======     ======    ========     ========      =====     =======    =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                              GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ---------------------------------------------------------------------------------------------------
                                                           PREMIER     REAL
                          INTERNATIONAL MID-CAP            GROWTH     ESTATE              SMALL-CAP
                             EQUITY     EQUITY             EQUITY   SECURITIES             EQUITY   TOTAL RETURN TOTAL RETURN
                             FUND --    FUND --   MONEY    FUND --   FUND --               FUND --    FUND --      FUND --
                             CLASS 1    CLASS 1   MARKET   CLASS 1   CLASS 1   S&P 500(R)  CLASS 1    CLASS 1      CLASS 3
                             SHARES     SHARES     FUND    SHARES     SHARES   INDEX FUND  SHARES      SHARES       SHARES
                          ------------- -------  --------  -------  ---------- ---------- --------- ------------ ------------
                                                                   YEAR ENDED DECEMBER 31, 2010
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    $   504      8,773        --    2,313    73,866     264,631     4,368     229,992     1,414,846
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....        882     42,571   349,842   16,625    62,673     236,855    41,885     269,388     2,357,634
                             -------    -------  --------  -------   -------   ---------  --------   ---------    ----------
Net investment income
  (expense)..............       (378)   (33,798) (349,842) (14,312)   11,193      27,776   (37,517)    (39,396)     (942,788)
                             -------    -------  --------  -------   -------   ---------  --------   ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     (2,999)   (25,981)       --   (4,985)  172,408    (215,054) (138,572)   (165,583)   (1,735,816)
  Change in unrealized
   appreciation
   (depreciation)........      6,085    642,920        (2) 119,308   691,916   2,061,462   789,421   1,474,319    11,187,390
  Capital gain
   distributions.........         --         --        --       --        --          --        --          --            --
                             -------    -------  --------  -------   -------   ---------  --------   ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........      3,086    616,939        (2) 114,323   864,324   1,846,408   650,849   1,308,736     9,451,574
                             -------    -------  --------  -------   -------   ---------  --------   ---------    ----------
Increase (decrease) in
  net assets from
  operations.............    $ 2,708    583,141  (349,844) 100,011   875,517   1,874,184   613,332   1,269,340     8,508,786
                             =======    =======  ========  =======   =======   =========  ========   =========    ==========

                          -----------


                          U.S. EQUITY
                            FUND --
                            CLASS 1
                            SHARES
                          -----------

                          -----------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    10,280
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....    17,078
                            -------
Net investment income
  (expense)..............    (6,798)
                            -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (28,609)
  Change in unrealized
   appreciation
   (depreciation)........   121,694
  Capital gain
   distributions.........        --
                            -------
Net realized and
  unrealized gain (loss)
  on investments.........    93,085
                            -------
Increase (decrease) in
  net assets from
  operations.............    86,287
                            =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                      GENWORTH VARIABLE INSURANCE TRUST
                          ----------------------------------------------------------------------------------------------
                                                                            GENWORTH
                                                                            GOLDMAN
                                                                             SACHS      GENWORTH
                                                                            ENHANCED   LEGG MASON              GENWORTH
                          GENWORTH  GENWORTH  GENWORTH       GENWORTH         CORE     CLEARBRIDGE  GENWORTH  PYRAMIS(R)
                          CALAMOS   DAVIS NY EATON VANCE     ENHANCED         BOND     AGGRESSIVE    PIMCO    SMALL/MID
                           GROWTH   VENTURE   LARGE CAP    INTERNATIONAL     INDEX       GROWTH    STOCKSPLUS  CAP CORE
                          FUND --   FUND --  VALUE FUND    INDEX FUND --    FUND --      FUND --    FUND --    FUND --
                          SERVICE   SERVICE  -- SERVICE       SERVICE       SERVICE      SERVICE    SERVICE    SERVICE
                           SHARES    SHARES    SHARES         SHARES         SHARES      SHARES      SHARES     SHARES
                          --------  -------- ----------- ----------------- ----------  ----------- ---------- ----------
                                                            PERIOD FROM
                                                            APRIL 30 TO
                           YEAR ENDED DECEMBER 31, 2010  DECEMBER 31, 2010         YEAR ENDED DECEMBER 31, 2010
                          -----------------------------  ----------------- ---------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends............. $ 11,603      222     59,029         25,115       1,298,775     155,635  2,087,782    170,661
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....   66,405    8,047    133,606         29,739         359,321     125,414    424,489    107,917
                          --------   ------   --------       --------      ----------  ----------  ---------  ---------
Net investment income
 (expense)...............  (54,802)  (7,825)   (74,577)        (4,624)        939,454      30,221  1,663,293     62,744
                          --------   ------   --------       --------      ----------  ----------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)  164,122   20,986    799,171       (459,518)        369,815   2,344,587  1,030,010    595,087
 Change in unrealized
   appreciation
   (depreciation)........  584,849   42,108   (633,314)        47,797      (1,020,973) (2,423,099)  (363,121)   552,549
 Capital gain
   distributions.........    2,612       --    308,043             --         304,937   1,313,858  1,723,226    230,440
                          --------   ------   --------       --------      ----------  ----------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments..........  751,583   63,094    473,900       (411,721)       (346,221)  1,235,346  2,390,115  1,378,076
Increase (decrease) in
 net assets from
 operations.............. $696,781   55,269    399,323       (416,345)        593,233   1,265,567  4,053,408  1,440,820
                          ========   ======   ========       ========      ==========  ==========  =========  =========

                          ---------------------------


                            GENWORTH
                             PUTNAM       GENWORTH
                          INTERNATIONAL   THORNBURG
                             CAPITAL    INTERNATIONAL
                          OPPORTUNITIES     VALUE
                             FUND --       FUND --
                             SERVICE       SERVICE
                             SHARES        SHARES
                          ------------- -------------
                                  PERIOD FROM
                                 JANUARY 1 TO
                                APRIL 30, 2010
                          --------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    232,946        214,085
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....     17,796         26,445
                            --------      ---------
Net investment income
 (expense)...............    215,150        187,640
                            --------      ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (287,397)      (228,337)
 Change in unrealized
   appreciation
   (depreciation)........   (836,368)      (847,576)
 Capital gain
   distributions.........    948,214      1,016,741
                            --------      ---------
Net realized and
 unrealized gain (loss)
 on investments..........   (175,551)       (59,172)
Increase (decrease) in
 net assets from
 operations..............     39,599        128,468
                            ========      =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              GOLDMAN SACHS
                            VARIABLE INSURANCE
                            TRUST (CONTINUED)                                             JPMORGAN INSURANCE TRUST
                          ---------------------  --------------------------------------------------------------------------------
                             GOLDMAN                                           JPMORGAN     JPMORGAN      JPMORGAN     JPMORGAN
                              SACHS                 JPMORGAN      JPMORGAN    INSURANCE     INSURANCE    INSURANCE    INSURANCE
                            LARGE CAP   GOLDMAN    INSURANCE     INSURANCE      TRUST         TRUST        TRUST        TRUST
                              VALUE      SACHS       TRUST       TRUST CORE     EQUITY    INTERNATIONAL   INTREPID     INTREPID
                             FUND --    MID CAP     BALANCED        BOND        INDEX        EQUITY        GROWTH      MID CAP
                          INSTITUTIONAL  VALUE    PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                             SHARES      FUND       CLASS 1       CLASS 1      CLASS 1       CLASS 1      CLASS 1      CLASS 1
                          ------------- -------  -------------- ------------ ------------ ------------- ------------ ------------
                                                  PERIOD FROM
                                YEAR ENDED        JANUARY 1 TO
                            DECEMBER 31, 2010    APRIL 30, 2010                                YEAR ENDED DECEMBER 31, 2010
                          ---------------------  -------------- -----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $   688      5,477         --        225,095       40,618          440         7,245        6,844
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      1,225     11,963        404         98,268       33,301        2,440        12,210        9,415
                             -------    -------      -----        -------      -------       ------        ------       ------
Net investment income
  (expense)..............       (537)    (6,486)      (404)       126,827        7,317       (2,000)       (4,965)      (2,571)
                             -------    -------      -----        -------      -------       ------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (1,999)   (11,722)     5,447        159,583       81,364        5,767          (614)      18,340
   Change in unrealized
     appreciation
     (depreciation)......     10,346    193,448       (620)        91,615      186,456         (505)       51,425       76,509
   Capital gain
     distributions.......         --         --         --             --           --           --            --           --
                             -------    -------      -----        -------      -------       ------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........      8,347    181,726      4,827        251,198      267,820        5,262        50,811       94,849
                             -------    -------      -----        -------      -------       ------        ------       ------
Increase (decrease) in
  net assets from
  operations.............    $ 7,810    175,240      4,423        378,025      275,137        3,262        45,846       92,278
                             =======    =======      =====        =======      =======       ======        ======       ======



                          -------------------------
                            JPMORGAN
                           INSURANCE     JPMORGAN
                           TRUST MID    INSURANCE
                              CAP       TRUST MID
                             GROWTH     CAP VALUE
                          PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1
                          ------------ ------------



                          -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --       21,659
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     9,894       27,861
                            -------      -------
Net investment income
  (expense)..............    (9,894)      (6,202)
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    86,640      136,336
   Change in unrealized
     appreciation
     (depreciation)......    49,381      211,283
   Capital gain
     distributions.......        --           --
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   136,021      347,619
                            -------      -------
Increase (decrease) in
  net assets from
  operations.............   126,127      341,417
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             JPMORGAN INSURANCE
                              TRUST (CONTINUED)                                                  JANUS ASPEN SERIES
                          ------------------------  -------------------------------------------------------------------
                            JPMORGAN
                           INSURANCE     JPMORGAN
                             TRUST      INSURANCE                                                           FLEXIBLE
                           SMALL CAP    TRUST U.S.    BALANCED      BALANCED    ENTERPRISE    ENTERPRISE      BOND
                              CORE        EQUITY    PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                            CLASS 1      CLASS 1       SHARES        SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------- ------------ ------------- ------------ -------------


                                                                        YEAR ENDED DECEMBER 31, 2010
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $    --       18,934        44,952      362,321           716           --        6,091
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     4,825       37,240        23,654      254,307        14,921        2,220        1,468
                            -------      -------       -------      -------      --------       ------       ------
Net investment income
  (expense)..............    (4,825)     (18,306)       21,298      108,014       (14,205)      (2,220)       4,623
                            -------      -------       -------      -------      --------       ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    15,628      106,924        46,659      218,389      (103,601)       4,298        5,147
   Change in unrealized
     appreciation
     (depreciation)......    55,276      192,313        41,644      519,793       338,911       30,391       (2,782)
   Capital gain
     distributions.......        --           --            --           --            --           --          345
                            -------      -------       -------      -------      --------       ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    70,904      299,237        88,303      738,182       235,310       34,689        2,710
                            -------      -------       -------      -------      --------       ------       ------
Increase (decrease) in
  net assets from
  operations.............   $66,079      280,931       109,601      846,196       221,105       32,469        7,333
                            -------      -------       -------      -------      --------       ------       ------


                          -----------------------------------------


                                                      GLOBAL LIFE
                              FORTY        FORTY        SCIENCES
                          PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE       SERVICE
                             SHARES        SHARES        SHARES
                          ------------- ------------ --------------
                                                      PERIOD FROM
                                                      JANUARY 1 TO
                                                     APRIL 30, 2010
                          -------------------------- --------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      4,770        17,285          105
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     20,413       147,386          300
                             -------      --------      -------
Net investment income
  (expense)..............    (15,643)     (130,101)        (195)
                             -------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     69,268       481,652       20,506
   Change in unrealized
     appreciation
     (depreciation)......      8,740      (359,496)     (20,319)
   Capital gain
     distributions.......         --            --          941
                             -------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments.........     78,008       122,156        1,128
                             -------      --------      -------
Increase (decrease) in
  net assets from
  operations.............     62,365        (7,945)         933
                             -------      --------      -------

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                         JANUS ASPEN SERIES (CONTINUED)
                          --------------------------------------------------------------------------------------------



                             GLOBAL
                           TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE    WORLDWIDE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------ ------------- ------------ ------------- ------------ ------------- ------------
                                                                              YEAR ENDED DECEMBER 31, 2010
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    $   --         6,924          312         5,849        5,021         4,383        1,234
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....       294         9,006        1,463        12,481       14,275        10,312        4,067
                             ------       -------       ------       -------      -------       -------       ------
Net investment income
  (expense)..............      (294)       (2,082)      (1,151)       (6,632)      (9,254)       (5,929)      (2,833)
                             ------       -------       ------       -------      -------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     3,876       (17,064)       1,216       172,216       22,904       (68,049)       4,357
  Change in unrealized
   appreciation
   (depreciation)........       293        98,255        9,632        20,496      184,009       171,511       29,303
  Capital gain
   distributions.........        --            --           --            --           --            --           --
                             ------       -------       ------       -------      -------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........     4,169        81,191       10,848       192,712      206,913       103,462       33,660
                             ------       -------       ------       -------      -------       -------       ------
Increase (decrease) in
  net assets from
  operations.............    $3,875        79,109        9,697       186,080      197,659        97,533       30,827
                             ======       =======       ======       =======      =======       =======       ======

                           LEGG MASON PARTNERS VARIABLE EQUITY
                                          TRUST
                          -------------------------------------
                                        LEGG MASON   LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE
                          CLEARBRIDGE    VARIABLE     VARIABLE
                            VARIABLE      EQUITY       EQUITY
                           AGGRESSIVE     INCOME       INCOME
                             GROWTH      BUILDER      BUILDER
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS II
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............        --          721       21,453
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     9,995          665       11,237
                            -------      -------       ------
Net investment income
  (expense)..............    (9,995)          56       10,216
                            -------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     6,296      (22,903)      (1,872)
  Change in unrealized
   appreciation
   (depreciation)........   141,050       27,298       45,997
  Capital gain
   distributions.........        --           --           --
                            -------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........   147,346        4,395       44,125
                            -------      -------       ------
Increase (decrease) in
  net assets from
  operations.............   137,351        4,451       54,341
                            =======      =======       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                        (CONTINUED)                                 MFS(R) VARIABLE INSURANCE TRUST
                          --------------------------------------    ------------------------------------------------------
                           LEGG MASON
                          CLEARBRIDGE     LEGG MASON   LEGG MASON                  MFS(R)    MFS(R)    MFS(R)    MFS(R)
                            VARIABLE     CLEARBRIDGE  WESTERN ASSET    MFS(R)     INVESTORS    NEW    STRATEGIC   TOTAL
                          FUNDAMENTAL      VARIABLE     VARIABLE      INVESTORS     TRUST   DISCOVERY  INCOME    RETURN
                            ALL CAP       LARGE CAP     STRATEGIC   GROWTH STOCK  SERIES -- SERIES -- SERIES -- SERIES --
                             VALUE          VALUE         BOND        SERIES --    SERVICE   SERVICE   SERVICE   SERVICE
                          PORTFOLIO --   PORTFOLIO -- PORTFOLIO --  SERVICE CLASS   CLASS     CLASS     CLASS     CLASS
                            CLASS I        CLASS I       CLASS I       SHARES      SHARES    SHARES    SHARES    SHARES
                          ------------   ------------ ------------- ------------- --------- --------- --------- ---------
                                                                      YEAR ENDED DECEMBER 31, 2010
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $  5,981        1,098         1,318          3,954      14,125        --   25,602     348,275
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....      5,630          532           832         21,518      20,481    12,487    9,409     256,093
                            --------        -----         -----        -------     -------   -------   ------   ---------
Net investment income
  (expense)..............        351          566           486        (17,564)     (6,356)  (12,487)  16,193      92,182
                            --------        -----         -----        -------     -------   -------   ------   ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (26,739)        (160)         (569)        19,117      16,229    20,740   14,478    (226,474)
  Change in unrealized
   appreciation
   (depreciation)........     77,356        2,492         6,419        131,512      91,290   231,340   13,571   1,125,056
  Capital gain
   distributions.........         --           --            --             --          --        --       --          --
                            --------        -----         -----        -------     -------   -------   ------   ---------
Net realized and
  unrealized gain (loss)
  on investments.........     50,617        2,332         5,850        150,629     107,519   252,080   28,049     898,582
                            --------        -----         -----        -------     -------   -------   ------   ---------
Increase (decrease) in
  net assets from
  operations.............   $ 50,968        2,898         6,336        133,065     101,163   239,593   44,242     990,764
                            ========        =====         =====        =======     =======   =======   ======   =========

                                    OPPENHEIMER
                                     VARIABLE
                                      ACCOUNT
                                       FUNDS
                          --------- -----------


                           MFS(R)
                          UTILITIES OPPENHEIMER
                          SERIES --  BALANCED
                           SERVICE  FUND/VA --
                            CLASS   NON-SERVICE
                           SHARES     SHARES
                          --------- -----------

                          -------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  116,368      4,055
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   59,351      4,047
                           -------    -------
Net investment income
  (expense)..............   57,017          8
                           -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (8,344)   (17,435)
  Change in unrealized
   appreciation
   (depreciation)........  367,159     48,083
  Capital gain
   distributions.........       --         --
                           -------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  358,815     30,648
                           -------    -------
Increase (decrease) in
  net assets from
  operations.............  415,832     30,656
                           =======    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                           -------------------------------------------------------------------------------------------------

                                       OPPENHEIMER  OPPENHEIMER              OPPENHEIMER                         OPPENHEIMER
                           OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER MAIN STREET
                            BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES  HIGH INCOME MAIN STREET  SMALL CAP
                           FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                             SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE   SERVICE     SERVICE
                             SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES      SHARES
                           ----------- ------------ ------------ ----------- ----------- ----------- ----------- -----------
                                                                         YEAR ENDED DECEMBER 31, 2010
                           -------------------------------------------------------------------------------------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends............. $   77,346        477           --        7,340      172,101      3,118      261,388      27,180
   Mortality and
    expense risk and
    administrative
    charges (note 4a).....    128,285      3,517       47,145        5,553      228,487        697      485,833     194,027
                           ----------     ------      -------      -------    ---------    -------    ---------   ---------
Net investment income
 (expense)................    (50,939)    (3,040)     (47,145)       1,787      (56,386)     2,421     (224,445)   (166,847)
                           ----------     ------      -------      -------    ---------    -------    ---------   ---------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................   (292,893)      (910)     (13,261)     (23,386)     440,116    (13,417)   1,227,088     553,286
   Change in unrealized
    appreciation
    (depreciation)........  1,013,290     22,534      271,937       59,740    1,485,640     17,176    3,377,702   3,168,861
   Capital gain
    distributions.........         --         --           --           --           --         --           --          --
                           ----------     ------      -------      -------    ---------    -------    ---------   ---------
Net realized and
 unrealized gain (loss)
 on investments...........    720,397     21,624      258,676       36,354    1,925,756      3,759    4,604,790   3,722,147
                           ----------     ------      -------      -------    ---------    -------    ---------   ---------
Increase (decrease) in
 net assets from
 operations............... $  669,458     18,584      211,531       38,141    1,869,370      6,180    4,380,345   3,555,300
                           ==========     ======      =======      =======    =========    =======    =========   =========

                           -----------------------
                           OPPENHEIMER OPPENHEIMER
                            SMALL- &    SMALL- &
                             MID-CAP     MID-CAP
                             GROWTH      GROWTH
                           FUND/VA --  FUND/VA --
                           NON-SERVICE   SERVICE
                             SHARES      SHARES
                           ----------- -----------

                           -----------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............        --         --
   Mortality and
    expense risk and
    administrative
    charges (note 4a).....     3,445      3,337
                             -------     ------
Net investment income
 (expense)................    (3,445)    (3,337)
                             -------     ------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................   (53,649)    (1,853)
   Change in unrealized
    appreciation
    (depreciation)........   112,230     57,283
   Capital gain
    distributions.........        --         --
                             -------     ------
Net realized and
 unrealized gain (loss)
 on investments...........    58,581     55,430
                             -------     ------
Increase (decrease) in
 net assets from
 operations...............    55,136     52,093
                             =======     ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                                       RYDEX
                                                                                                                     VARIABLE
                                                        PIMCO VARIABLE INSURANCE TRUST                                 TRUST
                           ---------------------------------------------------------------------------------------- -----------
                                         FOREIGN BOND
                                          PORTFOLIO                      LONG-TERM
                            ALL ASSET    (U.S. DOLLAR    HIGH YIELD   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN
                           PORTFOLIO --   HEDGED) --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                             ADVISOR    ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE
                              CLASS         CLASS          CLASS           CLASS          CLASS          CLASS       NASDAQ --
                              SHARES        SHARES         SHARES         SHARES          SHARES         SHARES     100(R) FUND
                           ------------ -------------- -------------- --------------- -------------- -------------- -----------
                                                                                   YEAR ENDED DECEMBER 31, 2010
                           ----------------------------------------------------------------------------------------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............   $110,650       4,319          764,249        458,703         693,230      3,230,739           --
   Mortality and expense
    risk and
    administrative
    charges (note 4a).....     25,021       1,757          175,914        130,425         603,531        991,942       13,038
                             --------       -----        ---------       --------       ---------      ---------      -------
Net investment income
 (expense)................     85,629       2,562          588,335        328,278          89,699      2,238,797      (13,038)
                             --------       -----        ---------       --------       ---------      ---------      -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................        (78)        216          422,719       (164,913)        360,900      1,223,508       21,389
   Change in unrealized
    appreciation
    (depreciation)........     89,394       3,642          239,223        661,170         770,829        242,863      114,029
   Capital gain
    distributions.........         --         449               --             --              --        107,599           --
                             --------       -----        ---------       --------       ---------      ---------      -------
Net realized and
 unrealized gain (loss)
 on investments...........     89,316       4,307          661,942        496,257       1,131,729      1,573,970      135,418
                             --------       -----        ---------       --------       ---------      ---------      -------
Increase (decrease) in
 net assets from
 operations...............   $174,945       6,869        1,250,277        824,535       1,221,428      3,812,767      122,380
                             ========       =====        =========       ========       =========      =========      =======

                                                     THE PRUDENTIAL
                             THE ALGER PORTFOLIOS     SERIES FUND
                           ------------------------  --------------

                              ALGER        ALGER        JENNISON
                            LARGE CAP    SMALL CAP       20/20
                              GROWTH       GROWTH        FOCUS
                           PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            CLASS I-2    CLASS I-2      CLASS II
                              SHARES       SHARES        SHARES
                           ------------ ------------ --------------

                           ----------------------------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............     1,534           --            --
   Mortality and expense
    risk and
    administrative
    charges (note 4a).....     2,861        3,448        22,054
                              ------       ------       -------
Net investment income
 (expense)................    (1,327)      (3,448)      (22,054)
                              ------       ------       -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................    (5,617)       5,058        (8,082)
   Change in unrealized
    appreciation
    (depreciation)........    29,359       50,265       121,987
   Capital gain
    distributions.........        --           --            --
                              ------       ------       -------
Net realized and
 unrealized gain (loss)
 on investments...........    23,742       55,323       113,905
                              ------       ------       -------
Increase (decrease) in
 net assets from
 operations...............    22,415       51,875        91,851
                              ======       ======       =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         WELLS FARGO
                           THE PRUDENTIAL SERIES FUND  VARIABLE TRUST
                          ---------------------------  ---------------
                                                         WELLS FARGO
                                            NATURAL       ADVANTAGE
                                           RESOURCES      VT OMEGA
                             JENNISON     PORTFOLIO --     GROWTH
                           PORTFOLIO --     CLASS II       FUND --
                          CLASS II SHARES    SHARES        CLASS 2
                          --------------- ------------ ---------------
                                                           PERIOD
                                                       FROM JULY 16 TO
                                                        DECEMBER 31,
                          YEAR ENDED DECEMBER 31, 2010      2010
                          ---------------------------  ---------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     $    17         3,839            --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....       1,597        75,259           859
                              -------       -------        ------
Net investment income
  (expense)..............      (1,580)      (71,420)         (859)
                              -------       -------        ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................       2,377        45,963         2,938
  Change in unrealized
   appreciation
   (depreciation)........       5,576       833,379        25,228
  Capital gain
   distributions.........          --            --            --
                              -------       -------        ------
Net realized and
  unrealized gain (loss)
  on investments.........       7,953       879,342        28,166
                              -------       -------        ------
Increase (decrease) in
  net assets from
  operations.............     $ 6,373       807,922        27,307
                              =======       =======        ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets



-                           -             -



                                CONSOLIDATED TOTAL
                            -------------------------

                            --------------------------
                                2010          2009
                            ------------  -----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  8,767,839   13,384,252
  Net realized gain
   (loss) on investments...    2,475,158  (25,060,721)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   66,775,641  170,481,835
  Capital gain
   distribution............    6,546,396    3,788,104
                            ------------  -----------
     Increase (decrease)
       in net assets
       from operations.....   84,565,034  162,593,470
                            ------------  -----------
From capital
  transactions (note 4):
  Net premiums.............   34,446,316   80,040,299
  Death benefits...........  (11,357,643)  (9,713,013)
  Surrenders...............  (64,045,080) (44,270,499)
  Cost of insurance and
   administrative
   expenses................   (3,726,839)  (2,795,435)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (2,864,327)   9,131,319
                            ------------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (47,547,573)  32,392,671
                            ------------  -----------
Increase (decrease) in
  net assets...............   37,017,461  194,986,141
Net assets at beginning
  of year..................  890,727,507  695,741,366
                            ------------  -----------
Net assets at end of year.. $927,744,968  890,727,507
                            ============  ===========
Change in units (note 5):
  Units purchased..........
  Units redeemed...........

  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........

                                   AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-                           -------------------------------------------------------------------------------
                                                    INVESCO V.I.         INVESCO V.I.       INVESCO V.I.
                                INVESCO V.I.      CAPITAL APPRECIATION    CORE EQUITY    GLOBAL REAL ESTATE
                             BASIC VALUE FUND --       FUND --              FUND --            FUND --
                              SERIES II SHARES     SERIES I SHARES      SERIES I SHARES   SERIES II SHARES
                            --------------------  -------------------  ----------------  ------------------
                                          YEAR ENDED DECEMBER 31,
                            --------------------------------------------------------------------------------
                               2010       2009      2010       2009      2010     2009     2010      2009
                            ---------  ---------   -------   -------   -------  -------  --------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (15,576)    (4,249)  (3,168)    (3,353)   (3,716)   2,781    11,513    (8,491)
  Net realized gain
   (loss) on investments...  (110,941)  (185,578)  (8,732)   (25,733)    2,117  (15,403)  (49,598)  (33,165)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   194,344    656,017   60,495     91,149    53,223  139,054    79,721   178,829
  Capital gain
   distribution............        --         --       --         --        --       --        --        --
                            ---------  ---------   -------   -------   -------  -------  --------  --------
     Increase (decrease)
       in net assets
       from operations.....    67,827    466,190   48,595     62,063    51,624  126,432    41,636   137,173
                            ---------  ---------   -------   -------   -------  -------  --------  --------
From capital
  transactions (note 4):
  Net premiums.............     7,448      4,922    1,959      1,966     6,133   93,924        70       134
  Death benefits...........        --         --       --     (5,302)    1,846   (9,779)   (5,163)       --
  Surrenders...............  (146,988)   (59,091) (42,344)   (43,449)  (70,705) (86,341)  (26,087)  (16,547)
  Cost of insurance and
   administrative
   expenses................    (1,076)      (930)    (275)      (285)   (1,851)  (1,071)     (214)     (289)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (2,760)   (66,735)     663      6,589    58,301    8,707  (177,893)  (13,648)
                            ---------  ---------   -------   -------   -------  -------  --------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (143,376)  (121,834) (39,997)   (40,481)   (6,276)   5,440  (209,287)  (30,350)
                            ---------  ---------   -------   -------   -------  -------  --------  --------
Increase (decrease) in
  net assets...............   (75,549)   344,356    8,598     21,582    45,348  131,872  (167,651)  106,823
Net assets at beginning
  of year.................. 1,385,413  1,041,057  388,612    367,030   649,103  517,231   560,442   453,619
                            ---------  ---------   -------   -------   -------  -------  --------  --------
Net assets at end of year.. 1,309,864  1,385,413  397,210    388,612   694,451  649,103   392,791   560,442
                            =========  =========   =======   =======   =======  =======  ========  ========
Change in units (note 5):
  Units purchased..........    11,017     13,649    1,416      1,906    15,236   15,150    91,754   372,478
  Units redeemed...........   (24,542)   (25,411)  (6,300)    (8,328)  (15,069) (14,424) (119,627) (376,119)
                            ---------  ---------   -------   -------   -------  -------  --------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (13,525)   (11,762)  (4,884)    (6,422)      167      726   (27,873)   (3,641)
                            =========  =========   =======   =======   =======  =======  ========  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                           --------------------------------------------------------------------------

                                                                                                 INVESCO VAN KAMPEN
                                           INVESCO V.I. INTERNATIONAL    INVESCO V.I. LARGE        V.I. CAPITAL
                                               GROWTH FUND --            CAP GROWTH FUND --       GROWTH FUND --
                                              SERIES II SHARES            SERIES I SHARES        SERIES II SHARES
                                           ----------------------------  ----------------------  --------------------
                                                             YEAR ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------
                                               2010           2009         2010        2009        2010       2009
                                            -----------     ---------     -------     -------     -------    -------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)......... $     1,742       (14,768)     (1,363)     (2,203)     (5,423)    (4,982)
  Net realized gain (loss) on
   investments............................    (103,929)     (417,376)     (9,579)     (1,636)      2,312    (17,866)
  Change in unrealized appreciation
   (depreciation) on investments..........     670,653     2,291,926      30,194      44,894      60,932    179,298
  Capital gain distribution...............          --            --          --          --          --         --
                                            -----------     ---------     -------     -------     -------    -------
     Increase (decrease) in net assets
       from operations....................     568,466     1,859,782      19,252      41,055      57,821    156,450
                                            -----------     ---------     -------     -------     -------    -------
From capital transactions (note 4):
  Net premiums............................     574,499     1,402,206          --          --         860        360
  Death benefits..........................     (18,039)       (1,082)         --          --        (613)        --
  Surrenders..............................    (298,726)     (313,391)    (23,346)     (6,808)    (32,402)   (36,333)
  Cost of insurance and administrative
   expenses...............................     (38,255)      (32,542)       (225)       (209)       (204)      (164)
  Transfers between subaccounts
   (including fixed account), net.........  (1,821,806)     (193,562)    (74,552)      2,042      (3,059)   (41,034)
                                            -----------     ---------     -------     -------     -------    -------
     Increase (decrease) in net assets
       from capital transactions..........  (1,602,327)      861,629     (98,123)     (4,975)    (35,418)   (77,171)
                                            -----------     ---------     -------     -------     -------    -------
Increase (decrease) in net assets.........  (1,033,861)    2,721,411     (78,871)     36,080      22,403     79,279
Net assets at beginning of year...........   8,116,989     5,395,578     207,551     171,471     353,467    274,188
                                            -----------     ---------     -------     -------     -------    -------
Net assets at end of year................. $ 7,083,128     8,116,989     128,680     207,551     375,870    353,467
                                            ===========     =========     =======     =======     =======    =======
Change in units (note 5):
  Units purchased.........................     621,836       742,807       8,735         333       1,277      1,152
  Units redeemed..........................    (824,681)     (619,128)    (19,736)       (910)     (5,069)   (11,485)
                                            -----------     ---------     -------     -------     -------    -------
  Net increase (decrease) in units from
   capital transactions with contract
   owners.................................    (202,845)      123,679     (11,001)       (577)     (3,792)   (10,333)
                                            ===========     =========     =======     =======     =======    =======

                                           -------------------------------------------
                                                                      INVESCO VAN
                                                INVESCO VAN           KAMPEN V.I.
                                           KAMPEN V.I. COMSTOCK    EQUITY AND INCOME
                                                  FUND --               FUND --
                                             SERIES II SHARES      SERIES II SHARES
                                           --------------------  --------------------

                                           -------------------------------------------
                                              2010       2009       2010       2009
                                           ---------  ---------  ---------  ---------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).........   (44,124)    77,448     (2,813)     8,387
  Net realized gain (loss) on
   investments............................   (79,159)  (312,926)    (7,124)   (18,864)
  Change in unrealized appreciation
   (depreciation) on investments..........   547,448    918,306    149,391    243,646
  Capital gain distribution...............        --         --         --         --
                                           ---------  ---------  ---------  ---------
     Increase (decrease) in net assets
       from operations....................   424,165    682,828    139,454    233,169
                                           ---------  ---------  ---------  ---------
From capital transactions (note 4):
  Net premiums............................    31,186     58,099     15,944     77,324
  Death benefits..........................     1,744     (1,900)        --         --
  Surrenders..............................  (347,541)  (166,235)   (52,044)   (21,862)
  Cost of insurance and administrative
   expenses...............................    (5,736)    (4,796)    (4,596)    (3,500)
  Transfers between subaccounts
   (including fixed account), net.........    30,324   (190,962)   207,846     98,867
                                           ---------  ---------  ---------  ---------
     Increase (decrease) in net assets
       from capital transactions..........  (290,023)  (305,794)   167,150    150,829
                                           ---------  ---------  ---------  ---------
Increase (decrease) in net assets.........   134,142    377,034    306,604    383,998
Net assets at beginning of year........... 3,164,630  2,787,596  1,410,300  1,026,302
                                           ---------  ---------  ---------  ---------
Net assets at end of year................. 3,298,772  3,164,630  1,716,904  1,410,300
                                           =========  =========  =========  =========
Change in units (note 5):
  Units purchased.........................   253,096    118,453     37,317     30,457
  Units redeemed..........................  (277,705)  (150,266)   (19,364)   (10,226)
                                           ---------  ---------  ---------  ---------
  Net increase (decrease) in units from
   capital transactions with contract
   owners.................................   (24,609)   (31,813)    17,953     20,231
                                           =========  =========  =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                             ---------------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                    BALANCED             GLOBAL         ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                     WEALTH             THEMATIC            GROWTH AND            INTERNATIONAL
                                    STRATEGY             GROWTH               INCOME                  VALUE
                                  PORTFOLIO --        PORTFOLIO --         PORTFOLIO --           PORTFOLIO --
                                    CLASS B              CLASS B             CLASS B                 CLASS B
                             ---------------------  ----------------  ---------------------  ----------------------
                                                                        YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------
                                2010        2009      2010     2009      2010        2009       2010        2009
                             ----------  ---------  -------  -------  ----------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   53,006    (48,253)   1,941   (5,209)    (74,794)    99,078     123,713     (46,622)
 Net realized gain
   (loss) on investments....    (45,786)  (244,286)   3,213   (8,135)   (327,157)  (431,683) (1,279,528) (1,421,739)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    529,685  1,512,251   59,372  151,238     858,082  1,229,845   1,763,785   4,090,336
 Capital gain
   distribution.............         --         --       --       --          --         --          --          --
                             ----------  ---------  -------  -------  ----------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    536,905  1,219,712   64,526  137,894     456,131    897,240     607,970   2,621,975
                             ----------  ---------  -------  -------  ----------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    144,776    772,954   11,246   10,803      16,591     68,717     489,121   1,160,722
 Death benefits.............         --         --     (597)  (1,022)    (38,010)   (39,223)    (15,480)     (1,574)
 Surrenders.................   (486,313)  (163,856) (40,429)  (7,418)   (455,754)  (413,901)   (405,353)   (290,412)
 Cost of insurance and
   administrative
   expenses.................    (47,783)   (39,935)    (947)    (701)     (4,411)    (4,089)    (44,082)    (38,990)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (8,547)    63,167  (22,280)  52,026    (949,276)  (232,300)    487,668    (336,962)
                             ----------  ---------  -------  -------  ----------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (397,867)   632,330  (53,007)  53,688  (1,430,860)  (620,796)    511,874     492,784
                             ----------  ---------  -------  -------  ----------  ---------  ----------  ----------
Increase (decrease) in
 net assets.................    139,038  1,852,042   11,519  191,582    (974,729)   276,444   1,119,844   3,114,759
Net assets at beginning
 of year....................  6,738,913  4,886,871  436,181  244,599   5,578,713  5,302,269  10,615,894   7,501,135
                             ----------  ---------  -------  -------  ----------  ---------  ----------  ----------
Net assets at end of year... $6,877,951  6,738,913  447,700  436,181   4,603,984  5,578,713  11,735,738  10,615,894
                             ==========  =========  =======  =======  ==========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............    561,615    805,330    2,902    8,775      98,124    677,911   2,204,276   1,498,457
 Units redeemed.............   (608,550)  (713,593)  (6,504)  (3,221)   (272,618)  (757,336) (2,090,798) (1,367,669)
                             ----------  ---------  -------  -------  ----------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (46,935)    91,737   (3,602)   5,554    (174,494)   (79,425)    113,478     130,788
                             ==========  =========  =======  =======  ==========  =========  ==========  ==========

                             ---------------------

                               ALLIANCEBERNSTEIN
                                   LARGE CAP
                                    GROWTH
                                 PORTFOLIO --
                                    CLASS B
                             --------------------

                             ---------------------
                                2010       2009
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (17,288)   (19,164)
 Net realized gain
   (loss) on investments....     6,036    (60,376)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   117,300    451,631
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   106,048    372,091
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............       183        487
 Death benefits.............    (1,265)    (1,229)
 Surrenders.................   (95,864)  (111,681)
 Cost of insurance and
   administrative
   expenses.................    (1,371)    (1,340)
 Transfers between
   subaccounts
   (including fixed
   account), net............    26,792    (55,051)
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (71,525)  (168,814)
                             ---------  ---------
Increase (decrease) in
 net assets.................    34,523    203,277
Net assets at beginning
 of year.................... 1,406,522  1,203,245
                             ---------  ---------
Net assets at end of year... 1,441,045  1,406,522
                             =========  =========
Change in units (note 5):
 Units purchased............    11,208     19,616
 Units redeemed.............   (20,922)   (45,766)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (9,714)   (26,150)
                             =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             ALLIANCEBERNSTEIN
                             VARIABLE PRODUCTS
                             SERIES FUND, INC.
                                (CONTINUED)
                             -----------------
                             ALLIANCEBERNSTEIN
                                 SMALL CAP
                                   GROWTH
                                PORTFOLIO --
                                  CLASS B
                             -----------------

                             ------------------
                               2010      2009
                             --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (3,680)  (2,742)
 Net realized gain
   (loss) on investments....   17,632  (10,640)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   51,212   75,434
 Capital gain
   distribution.............       --       --
                             --------  -------
    Increase (decrease)
     in net assets from
     operations.............   65,164   62,052
                             --------  -------
From capital
 transactions (note 4):
 Net premiums...............    7,322   37,257
 Death benefits.............       --       --
 Surrenders.................  (43,903) (10,349)
 Cost of insurance and
   administrative
   expenses.................     (889)    (357)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (33,060)  28,677
                             --------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (70,530)  55,228
                             --------  -------
Increase (decrease) in
 net assets.................   (5,366) 117,280
Net assets at beginning
 of year....................  250,373  133,093
                             --------  -------
Net assets at end of year... $245,007  250,373
                             ========  =======
Change in units (note 5):
 Units purchased............    7,836   14,102
 Units redeemed.............  (15,057)  (5,826)
                             --------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (7,221)   8,276
                             ========  =======

                                AMERICAN CENTURY
                                    VARIABLE                              AMERICAN CENTURY
                               PORTFOLIOS II, INC.                   VARIABLE PORTFOLIOS, INC.
                             ----------------------  ---------------------------------------------------------

                                       VP                   VP
                                    INFLATION            INCOME &                VP
                                   PROTECTION             GROWTH           INTERNATIONAL         VP ULTRA(R)
                                FUND -- CLASS II      FUND -- CLASS I     FUND -- CLASS I      FUND -- CLASS I
                             ----------------------  ----------------  ---------------------  ----------------
                                                  YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------
                                2010        2009       2010     2009      2010       2009       2010     2009
                             ----------  ----------  -------  -------  ---------  ----------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (8,853)     16,826     (359)  17,864      3,868       5,495   (4,149)  (4,647)
 Net realized gain
   (loss) on investments....  1,028,030     341,379  (12,880) (17,874)  (200,924)      5,021  (24,887) (37,407)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (581,390)    936,734   89,338   88,366    245,764     475,797   84,505  147,564
 Capital gain
   distribution.............         --          --       --       --         --          --       --       --
                             ----------  ----------  -------  -------  ---------  ----------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............    437,787   1,294,939   76,099   88,356     48,708     486,313   55,469  105,510
                             ----------  ----------  -------  -------  ---------  ----------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............  1,159,102   3,255,965       --      150        819         603       --    1,061
 Death benefits.............    (42,735)    (50,401)      --       --    (20,920)         --       --       --
 Surrenders.................   (716,242)   (647,583)  (4,798)  (6,235)   (67,248)    (87,489) (18,283) (28,435)
 Cost of insurance and
   administrative
   expenses.................    (80,560)    (80,170)    (321)    (294)      (856)     (1,347)    (509)    (523)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (6,350,801)  2,836,625  (15,383)  (1,946)  (812,061)   (195,412)     792  (30,970)
                             ----------  ----------  -------  -------  ---------  ----------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (6,031,236)  5,314,436  (20,502)  (8,325)  (900,266)   (283,645) (18,000) (58,867)
                             ----------  ----------  -------  -------  ---------  ----------  -------  -------
Increase (decrease) in
 net assets................. (5,593,449)  6,609,375   55,597   80,031   (851,558)    202,668   37,469   46,643
Net assets at beginning
 of year.................... 20,135,835  13,526,460  639,284  559,253  1,851,330   1,648,662  407,450  360,807
                             ----------  ----------  -------  -------  ---------  ----------  -------  -------
Net assets at end of year... 14,542,386  20,135,835  694,881  639,284    999,772   1,851,330  444,919  407,450
                             ==========  ==========  =======  =======  =========  ==========  =======  =======
Change in units (note 5):
 Units purchased............  1,522,212   2,230,629    1,819    2,227    297,208   1,864,700    9,855    3,286
 Units redeemed............. (2,073,855) (1,723,792)  (3,532)  (3,538)  (398,119) (1,898,044) (11,475)  (9,957)
                             ----------  ----------  -------  -------  ---------  ----------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (551,643)    506,837   (1,713)  (1,311)  (100,911)    (33,344)  (1,620)  (6,671)
                             ==========  ==========  =======  =======  =========  ==========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                AMERICAN CENTURY
                              VARIABLE PORTFOLIOS,
                                INC. (CONTINUED)                        BLACKROCK VARIABLE SERIES FUNDS, INC.
                             ---------------------  ----------------------------------------------------------------------------
                                                                                                  BLACKROCK         BLACKROCK
                                                        BLACKROCK            BLACKROCK            LARGE CAP           VALUE
                                                       BASIC VALUE       GLOBAL ALLOCATION         GROWTH         OPPORTUNITIES
                                    VP VALUE          V.I. FUND --         V.I. FUND --         V.I. FUND --      V.I. FUND --
                                FUND -- CLASS I     CLASS III SHARES     CLASS III SHARES     CLASS III SHARES  CLASS III SHARES
                             ---------------------  ----------------  ----------------------  ----------------  ----------------
                                                                   YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                2010        2009      2010     2009      2010        2009       2010     2009     2010     2009
                             ----------  ---------  -------  -------  ----------  ----------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    6,692     39,979   (1,324)   4,625    (559,568)    126,951   (3,080)  (2,793)  (6,013)  (2,798)
 Net realized gain
   (loss) on investments....    (31,508)   (80,949)  (3,245) (27,485)     18,118  (1,266,465)   2,669   (5,616) (55,635) (65,084)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    143,724    216,844   96,784  181,826   6,284,017  12,260,985   37,322   60,790  187,566  160,006
 Capital gain
   distribution.............         --         --       --       --     506,539          --       --       --       --       --
                             ----------  ---------  -------  -------  ----------  ----------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............    118,908    175,874   92,215  158,966   6,249,106  11,121,471   36,911   52,381  125,918   92,124
                             ----------  ---------  -------  -------  ----------  ----------  -------  -------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............        374        385   15,000  178,496   5,065,783  11,551,985       --       --   12,390   96,294
 Death benefits.............         --         --       --       --    (114,524)         --       --       --       --       --
 Surrenders.................    (66,732)   (43,063) (30,134)  (5,181) (2,314,766) (1,784,199) (21,025)  (9,574) (40,074)  (8,358)
 Cost of insurance and
   administrative
   expenses.................       (637)      (632)  (3,951)  (1,560)   (538,254)   (390,174)     (81)     (75)  (2,370)    (858)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (30,650)    (8,573)  (6,459)  18,040   3,019,739   1,450,089   27,244   10,866    7,578   10,005
                             ----------  ---------  -------  -------  ----------  ----------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...    (97,645)   (51,883) (25,544) 189,795   5,117,978  10,827,701    6,138    1,217  (22,476)  97,083
                             ----------  ---------  -------  -------  ----------  ----------  -------  -------  -------  -------
Increase (decrease) in
 net assets.................     21,263    123,991   66,671  348,761  11,367,084  21,949,172   43,049   53,598  103,442  189,207
Net assets at beginning
 of year....................  1,106,622    982,631  860,576  511,815  77,717,184  55,768,012  260,884  207,286  481,994  292,787
                             ----------  ---------  -------  -------  ----------  ----------  -------  -------  -------  -------
Net assets at end of year... $1,127,885  1,106,622  927,247  860,576  89,084,268  77,717,184  303,933  260,884  585,436  481,994
                             ==========  =========  =======  =======  ==========  ==========  =======  =======  =======  =======
Change in units (note 5):
 Units purchased............      1,127     57,221   11,944   33,346   1,915,294   2,975,963    4,130   14,148   10,040   23,358
 Units redeemed.............     (8,203)   (61,638) (16,018)  (6,769) (1,442,120) (1,811,955)  (3,344) (13,881) (12,112)  (7,322)
                             ----------  ---------  -------  -------  ----------  ----------  -------  -------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (7,076)    (4,417)  (4,074)  26,577     473,174   1,164,008      786      267   (2,072)  16,036
                             ==========  =========  =======  =======  ==========  ==========  =======  =======  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              COLUMBIA FUNDS VARIABLE INSURANCE TRUST I                   DWS VARIABLE SERIES II
                             -------------------------------------------  -----------------------------------------------------
                                                      COLUMBIA MARSICO
                                COLUMBIA MARSICO        INTERNATIONAL        DWS DREMAN
                                  GROWTH FUND,       OPPORTUNITIES FUND,    SMALL MID CAP     DWS STRATEGIC     DWS TECHNOLOGY
                                    VARIABLE         VARIABLE SERIES --     VALUE VIP --      VALUE VIP --      VIP -- CLASS B
                               SERIES -- CLASS A           CLASS B         CLASS B SHARES    CLASS B SHARES         SHARES
                             ---------------------  --------------------  ----------------  ----------------  -----------------
                                                                   YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                2010        2009       2010       2009      2010     2009     2010     2009     2010      2009
                             ----------  ---------  ---------  ---------  -------  -------  -------  -------  --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (49,698)   (22,909)   (76,870)    17,669   (5,350)     236      836   11,516    (1,811)  (2,172)
 Net realized gain
   (loss) on investments....     69,563   (229,412)  (556,558)  (886,288) (47,446) (61,302) (44,553) (77,983)   11,478   (2,342)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    631,521    903,407  1,564,898  3,065,157  211,614  237,602   84,743  161,814     6,742   67,235
 Capital gain
   distribution.............         --         --         --         --       --       --       --       --        --       --
                             ----------  ---------  ---------  ---------  -------  -------  -------  -------  --------  -------
    Increase (decrease)
     in net assets from
     operations.............    651,386    651,086    931,470  2,196,538  158,818  176,536   41,026   95,347    16,409   62,721
                             ----------  ---------  ---------  ---------  -------  -------  -------  -------  --------  -------
From capital
 transactions (note 4):
 Net premiums...............     98,494    171,199    389,832    732,766      298    1,339       --    1,021        --       --
 Death benefits.............    (10,057)        --     (7,690)      (775)      --   (2,321)      --  (20,761)       --       --
 Surrenders.................   (233,483)  (455,956)  (411,677)  (277,887) (55,423) (27,265) (50,861) (44,983) (105,126)  (4,861)
 Cost of insurance and
   administrative
   expenses.................    (11,528)    (8,146)   (31,087)   (25,170)    (562)    (501)    (527)    (490)     (205)    (189)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (1,542)   (20,035)  (480,592)  (481,365)   2,278   16,044   26,879    4,800    21,229    5,881
                             ----------  ---------  ---------  ---------  -------  -------  -------  -------  --------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (158,116)  (312,938)  (541,214)   (52,431) (53,409) (12,704) (24,509) (60,413)  (84,102)     831
                             ----------  ---------  ---------  ---------  -------  -------  -------  -------  --------  -------
Increase (decrease) in
 net assets.................    493,270    338,148    390,256  2,144,107  105,409  163,832   16,517   34,934   (67,693)  63,552
Net assets at beginning
 of year....................  3,287,813  2,949,665  8,300,212  6,156,105  811,483  647,651  455,759  420,825   168,030  104,478
                             ----------  ---------  ---------  ---------  -------  -------  -------  -------  --------  -------
Net assets at end of year... $3,781,083  3,287,813  8,690,468  8,300,212  916,892  811,483  472,276  455,759   100,337  168,030
                             ==========  =========  =========  =========  =======  =======  =======  =======  ========  =======
Change in units (note 5):
 Units purchased............     75,909     98,150    666,308    593,717    3,418    3,586    4,012    3,873     1,963    2,027
 Units redeemed.............    (81,635)  (121,697)  (728,554)  (558,270)  (6,219)  (4,279)  (6,573)  (9,634)   (7,814)  (1,776)
                             ----------  ---------  ---------  ---------  -------  -------  -------  -------  --------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (5,726)   (23,547)   (62,246)    35,447   (2,801)    (693)  (2,561)  (5,761)   (5,851)     251
                             ==========  =========  =========  =========  =======  =======  =======  =======  ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                       DREYFUS
                             -------------------------------------------------------------
                                  DREYFUS                                 THE DREYFUS
                                 INVESTMENT        DREYFUS VARIABLE        SOCIALLY
                             PORTFOLIOS MIDCAP    INVESTMENT FUND --      RESPONSIBLE
                             STOCK PORTFOLIO --      MONEY MARKET      GROWTH FUND, INC. --
                               INITIAL SHARES         PORTFOLIO         INITIAL SHARES
                             -----------------  ---------------------  -------------------


                                                           YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------
                               2010      2009      2010       2009       2010       2009
                             --------  -------  ---------  ----------   -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (620)      (1)   (24,285)    (25,537)  (2,047)    (1,456)
 Net realized gain
   (loss) on investments....   (8,486) (20,570)        --         (34)   2,791         31
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   37,720   54,623          1          (2)  36,344     73,418
                             --------  -------  ---------  ----------   -------   -------
 Capital gain
   distribution.............       --       --         --          --       --         --
                             --------  -------  ---------  ----------   -------   -------
    Increase (decrease)
     in net assets from
     operations.............   28,614   34,052    (24,284)    (25,573)  37,088     71,993
From capital
 transactions (note 4):
 Net premiums...............      967    1,007     33,547          --    1,000      1,000
 Death benefits.............       --       --   (225,186)   (762,285)      --         --
 Surrenders.................  (12,662)  (1,678)  (521,436)   (397,341)  (6,700)   (10,410)
 Cost of insurance and
   administrative
   expenses.................     (167)    (176)    (1,707)     (1,508)    (438)      (378)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (15,930) (10,352) 1,028,144    (518,633)    (827)    (5,156)
                             --------  -------  ---------  ----------   -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (27,792) (11,199)   313,362  (1,679,767)  (6,965)   (14,944)
                             --------  -------  ---------  ----------   -------   -------
Increase (decrease) in
 net assets.................      822   22,853    289,078  (1,705,340)  30,123     57,049
Net assets at beginning
 of year....................  134,445  111,592  1,153,507   2,858,847  283,933    226,884
                             --------  -------  ---------  ----------   -------   -------
Net assets at end of year... $135,267  134,445  1,442,585   1,153,507  314,056    283,933
                             ========  =======  =========  ==========   =======   =======
Change in units (note 5):
 Units purchased............      360    1,252    322,346     159,524    1,013      1,193
 Units redeemed.............   (2,440)  (2,385)  (292,634)   (318,770)  (1,777)    (2,972)
                             --------  -------  ---------  ----------   -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (2,080)  (1,133)    29,712    (159,246)    (764)    (1,779)
                             ========  =======  =========  ==========   =======   =======

                                           EATON VANCE VARIABLE TRUST
                             ------------------------------------------------------



                                VT FLOATING-RATE      VT WORLDWIDE HEALTH SCIENCES
                                   INCOME FUND                    FUND
                             ----------------------  ------------------------------
                                                        PERIOD FROM
                                                        JANUARY 1 TO     YEAR ENDED
                                                     SEPTEMBER 17, 2010 DECEMBER 31,
                             ----------------------- ------------------ ------------
                                2010        2009            2010            2009
                             ----------  ----------  ------------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    252,576     338,331         (12,421)         9,721
 Net realized gain
   (loss) on investments....    299,469    (324,709)        (21,351)       (81,826)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    107,208   3,550,755          45,071         81,301
                             ----------  ----------      ----------      ---------
 Capital gain
   distribution.............         --          --          42,037         75,029
                             ----------  ----------      ----------      ---------
    Increase (decrease)
     in net assets from
     operations.............    659,253   3,564,377          53,336         84,225
From capital
 transactions (note 4):
 Net premiums...............    448,058     887,248             450         30,780
 Death benefits.............    (13,039)     (6,018)           (690)            --
 Surrenders.................   (799,383)   (853,615)       (118,054)      (149,467)
 Cost of insurance and
   administrative
   expenses.................    (21,760)    (23,495)           (825)        (1,480)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (4,973,156)   (455,217)     (1,128,048)       (16,233)
                             ----------  ----------      ----------      ---------
    Increase (decrease)
     in net assets from
     capital transactions... (5,359,280)   (451,097)     (1,247,167)      (136,400)
                             ----------  ----------      ----------      ---------
Increase (decrease) in
 net assets................. (4,700,027)  3,113,280      (1,193,831)       (52,175)
Net assets at beginning
 of year.................... 11,947,534   8,834,254       1,193,831      1,246,006
                             ----------  ----------      ----------      ---------
Net assets at end of year...  7,247,507  11,947,534              --      1,193,831
                             ==========  ==========      ==========      =========
Change in units (note 5):
 Units purchased............    666,033     800,949          12,709         24,782
 Units redeemed............. (1,164,684)   (851,291)        (92,800)       (37,126)
                             ----------  ----------      ----------      ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (498,651)    (50,342)        (80,091)       (12,344)
                             ==========  ==========      ==========      =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                EVERGREEN VARIABLE
                                   ANNUITY TRUST
                             ------------------------  --------------------------------
                                                         FEDERATED
                                                          CAPITAL
                                     EVERGREEN          APPRECIATION
                                     VA OMEGA            FUND II --   FEDERATED CAPITAL
                                  FUND -- CLASS 2      PRIMARY SHARES  INCOME FUND II
                             ------------------------  -------------- ----------------
                             PERIOD FROM                PERIOD FROM      YEAR ENDED
                             JANUARY 1 TO  YEAR ENDED   MARCH 12 TO     DECEMBER 31,
                               JULY 16,   DECEMBER 31,  DECEMBER 31,  ----------------
                                 2010         2009          2010        2010     2009
                             ------------ ------------ -------------- -------  -------
Increase (decrease) in
 net assets
From operation:
 Net investment income
   (expense)................  $    (378)       (627)       (1,050)      5,674    6,552
 Net realized gain
   (loss) on investments....     22,152       1,383          (719)     (2,030) (13,085)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (29,295)     31,387         7,764       9,067   35,210
 Capital gain
   distribution.............         --          --            --          --       --
                              ---------     -------       -------     -------  -------
    Increase (decrease)
     in net assets from
     operations.............     (7,521)     32,143         5,995      12,711   28,677
                              ---------     -------       -------     -------  -------
From capital
 transactions (note 4):
 Net premiums...............         --      11,242           200          --    2,693
 Death benefits.............         --          --            --          --  (25,545)
 Surrenders.................    (11,238)       (255)      (15,684)     (7,551)  (4,327)
 Cost of insurance and
   administrative
   expenses.................       (251)       (416)          (93)       (133)    (126)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (105,537)     17,309       105,149         155      376
                              ---------     -------       -------     -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (117,026)     27,880        89,572      (7,529) (26,929)
                              ---------     -------       -------     -------  -------
Increase (decrease) in
 net assets.................   (124,547)     60,023        95,567       5,182    1,748
Net assets at beginning
 of year....................    124,547      64,524            --     124,501  122,753
                              ---------     -------       -------     -------  -------
Net assets at end of year...  $      --     124,547        95,567     129,683  124,501
                              =========     =======       =======     =======  =======
Change in units (note 5):
 Units purchased............        491       3,790        10,538          45      366
 Units redeemed.............    (11,367)     (1,022)       (1,658)       (772)  (3,489)
                              ---------     -------       -------     -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (10,876)      2,768         8,880        (727)  (3,123)
                              =========     =======       =======     =======  =======

                                 FEDERATED INSURANCE SERIES
                             -----------------------------------------------------------------

                                     FEDERATED             FEDERATED           FEDERATED
                                   CLOVER VALUE           HIGH INCOME         HIGH INCOME
                                    FUND II --          BOND FUND II --     BOND FUND II --
                                  PRIMARY SHARES        PRIMARY SHARES      SERVICE SHARES
                             ------------------------  ----------------  --------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED          YEAR ENDED DECEMBER 31,
                              MARCH 12,   DECEMBER 31, --------------------------------------
                                 2010         2009       2010     2009      2010       2009
                             ------------ ------------ -------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operation:
 Net investment income
   (expense)................      1,730       1,677      7,312   14,378    341,118    416,601
 Net realized gain
   (loss) on investments....    (76,841)    (46,830)      (564) (14,990)   (27,083)  (235,533)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     78,862      55,082      5,793   51,853    321,850  1,617,535
 Capital gain
   distribution.............         --          --         --       --         --         --
                               --------     -------    -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............      3,751       9,929     12,541   51,241    635,885  1,798,603
                               --------     -------    -------  -------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        165         407         --       --     27,487     98,395
 Death benefits.............     (1,825)         --         --       --     (5,850)        --
 Surrenders.................     (7,611)    (11,632)   (90,339) (69,226)  (519,595)  (487,235)
 Cost of insurance and
   administrative
   expenses.................        (13)       (131)       (56)     (89)    (7,880)    (6,831)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (105,246)    (12,654)      (508)   3,748    (32,624)    44,994
                               --------     -------    -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (114,530)    (24,010)   (90,903) (65,567)  (538,462)  (350,677)
                               --------     -------    -------  -------  ---------  ---------
Increase (decrease) in
 net assets.................   (110,779)    (14,081)   (78,362) (14,326)    97,423  1,447,926
Net assets at beginning
 of year....................    110,779     124,860    103,953  118,279  5,271,515  3,823,589
                               --------     -------    -------  -------  ---------  ---------
Net assets at end of year...         --     110,779     25,591  103,953  5,368,938  5,271,515
                               ========     =======    =======  =======  =========  =========
Change in units (note 5):
 Units purchased............         23       1,529      4,889      371     21,376     38,961
 Units redeemed.............    (12,579)     (4,981)   (10,600)  (5,589)   (54,938)   (67,947)
                               --------     -------    -------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (12,556)     (3,452)    (5,711)  (5,218)   (33,562)   (28,986)
                               ========     =======    =======  =======  =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FEDERATED INSURANCE
                               SERIES (CONTINUED)
                             ---------------------  -----------------
                                                        VIP ASSET
                               FEDERATED KAUFMANN      MANAGER/SM/
                                   FUND II --         PORTFOLIO --
                                 SERVICE SHARES       INITIAL CLASS
                             ---------------------  ----------------

                             ----------------------------------------
                                2010        2009      2010     2009
                             ----------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (146,366)   (90,688)   1,345    1,574
 Net realized gain
   (loss) on investments....    372,059    (44,043)  (1,446) (17,665)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,223,106  1,497,926   19,696   52,530
 Capital gain
   distribution.............         --         --       --       --
                             ----------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............  1,448,799  1,363,195   19,595   36,439
                             ----------  ---------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............    332,045    629,220       --       --
 Death benefits.............    (11,612)      (696)      --       --
 Surrenders.................   (521,108)  (298,813)  (9,509) (42,808)
 Cost of insurance and
   administrative
   expenses.................    (43,715)   (19,471)    (113)    (124)
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,832,956    (93,265)      59      117
                             ----------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  1,588,566    216,975   (9,563) (42,815)
                             ----------  ---------  -------  -------
Increase (decrease) in
 net assets.................  3,037,365  1,580,170   10,032   (6,376)
Net assets at beginning
 of year....................  6,408,808  4,828,638  162,992  169,368
                             ----------  ---------  -------  -------
Net assets at end of year... $9,446,173  6,408,808  173,024  162,992
                             ==========  =========  =======  =======
Change in units (note 5):
 Units purchased............    819,121    444,791       13       14
 Units redeemed.............   (577,519)  (388,008)    (780)  (4,297)
                             ----------  ---------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    241,602     56,783     (767)  (4,283)
                             ==========  =========  =======  =======

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             ----------------------------------------------------------------
                                 VIP ASSET
                                MANAGER/SM/          VIP BALANCED         VIP CONTRAFUND(R)
                                PORTFOLIO --     PORTFOLIO -- SERVICE       PORTFOLIO --
                              SERVICE CLASS 2           CLASS 2             INITIAL CLASS
                             -----------------  ----------------------  --------------------
                              YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------
                               2010      2009      2010        2009        2010       2009
                             --------  -------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (435)   4,842      26,560      29,384     (2,226)      (876)
 Net realized gain
   (loss) on investments....   14,694  (77,341)    137,513    (520,212)   (54,331)  (118,892)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   90,883  268,806   1,882,739   4,037,496    209,690    437,634
 Capital gain
   distribution.............       --       --          --          --         --         --
                             --------  -------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  105,142  196,307   2,046,812   3,546,668    153,133    317,866
                             --------  -------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............       --       --     378,821     432,491         --        835
 Death benefits.............       --   (7,421)         --          --     (9,610)   (66,708)
 Surrenders.................  (29,901) (13,712)   (905,747)   (458,223)  (212,758)  (162,626)
 Cost of insurance and
   administrative
   expenses.................   (1,452)  (1,224)    (52,003)    (41,359)    (1,113)    (1,331)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (168,676) (48,965) (1,344,949)   (166,220)    (2,928)    (7,078)
                             --------  -------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (200,029) (71,322) (1,923,878)   (233,311)  (226,409)  (236,908)
                             --------  -------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  (94,887) 124,985     122,934   3,313,357    (73,276)    80,958
Net assets at beginning
 of year....................  922,362  797,377  13,485,627  10,172,270  1,131,502  1,050,544
                             --------  -------  ----------  ----------  ---------  ---------
Net assets at end of year...  827,475  922,362  13,608,561  13,485,627  1,058,226  1,131,502
                             ========  =======  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............   24,486   29,162     298,042     334,381      3,638        648
 Units redeemed.............  (41,479) (36,924)   (471,387)   (361,285)   (17,856)   (18,707)
                             --------  -------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (16,993)  (7,762)   (173,345)    (26,904)   (14,218)   (18,059)
                             ========  =======  ==========  ==========  =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             -------------------------------------------------------------------------------------
                                                         VIP DYNAMIC
                                                           CAPITAL
                                VIP CONTRAFUND(R)       APPRECIATION       VIP EQUITY-        VIP EQUITY-INCOME
                                   PORTFOLIO --         PORTFOLIO --    INCOME PORTFOLIO --      PORTFOLIO --
                                 SERVICE CLASS 2       SERVICE CLASS 2    INITIAL CLASS        SERVICE CLASS 2
                             -----------------------  ----------------  -----------------   ---------------------
                                                                    YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------
                                 2010        2009       2010     2009     2010       2009      2010        2009
                             -----------  ----------  -------  -------  --------   -------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (108,882)    (50,836)  (3,963)  (3,595)    1,057     5,011      (6,888)    22,117
 Net realized gain
   (loss) on investments....    (799,421) (1,633,292)  (5,056)  (4,361)  (58,433)  (65,281)   (380,829)  (654,054)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   4,008,283   7,088,640   54,833   80,057   131,139   205,639   1,054,648  1,955,445
 Capital gain
   distribution.............          --          --       --       --        --        --          --         --
                             -----------  ----------  -------  -------  --------   -------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   3,099,980   5,404,512   45,814   72,101    73,763   145,369     666,931  1,323,508
                             -----------  ----------  -------  -------  --------   -------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............     293,576   1,191,347       --       --       365     1,218      33,364     (5,189)
 Death benefits.............     (34,202)    (49,361)      --       --        --   (26,569)    (39,273)   (28,099)
 Surrenders.................  (1,839,383)   (916,308)  (6,810)  (1,464) (214,886)  (30,005)   (559,686)  (375,124)
 Cost of insurance and
   administrative
   expenses.................     (55,478)    (38,432)    (513)    (444)     (360)     (426)     (6,609)    (5,546)
 Transfers between
   subaccounts
   (including fixed
   account), net............      70,662     365,146      623   (1,479)   (6,232)  (15,268)   (511,428)  (171,998)
                             -----------  ----------  -------  -------  --------   -------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,564,825)    552,392   (6,700)  (3,387) (221,113)  (71,050) (1,083,632)  (585,956)
                             -----------  ----------  -------  -------  --------   -------  ----------  ---------
Increase (decrease) in
 net assets.................   1,535,155   5,956,904   39,114   68,714  (147,350)   74,319    (416,701)   737,552
Net assets at beginning
 of year....................  22,180,450  16,223,546  285,355  216,641   662,562   588,243   5,814,111  5,076,559
                             -----------  ----------  -------  -------  --------   -------  ----------  ---------
Net assets at end of year... $23,715,605  22,180,450  324,469  285,355   515,212   662,562   5,397,410  5,814,111
                             ===========  ==========  =======  =======  ========   =======  ==========  =========
Change in units (note 5):
 Units purchased............     647,154   1,292,608      789      249       230     1,139     485,414    847,733
 Units redeemed.............    (775,789) (1,192,928)  (1,300)    (651)  (19,143)   (9,533)   (598,051)  (918,768)
                             -----------  ----------  -------  -------  --------   -------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (128,635)     99,680     (511)    (402)  (18,913)   (8,394)   (112,637)   (71,035)
                             ===========  ==========  =======  =======  ========   =======  ==========  =========

                             ----------------

                               VIP GROWTH &
                                  INCOME
                               PORTFOLIO --
                               INITIAL CLASS
                             ----------------

                             ----------------
                               2010     2009
                             -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,499)    (618)
 Net realized gain
   (loss) on investments....  (6,871)  (7,338)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  36,540   56,453
 Capital gain
   distribution.............      --       --
                             -------  -------
    Increase (decrease)
     in net assets from
     operations.............  28,170   48,497
                             -------  -------
From capital
 transactions (note 4):
 Net premiums...............      --       --
 Death benefits............. (19,228)  (2,224)
 Surrenders................. (17,499) (10,617)
 Cost of insurance and
   administrative
   expenses.................    (277)    (270)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (17)     252
                             -------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (37,021) (12,859)
                             -------  -------
Increase (decrease) in
 net assets.................  (8,851)  35,638
Net assets at beginning
 of year.................... 235,594  199,956
                             -------  -------
Net assets at end of year... 226,743  235,594
                             =======  =======
Change in units (note 5):
 Units purchased............      29       60
 Units redeemed.............  (3,611)  (1,598)
                             -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (3,582)  (1,538)
                             =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ---------------------------------------------------------------------------------
                                      VIP                  VIP
                                    GROWTH &             GROWTH              VIP                  VIP
                                     INCOME           OPPORTUNITIES         GROWTH              GROWTH
                                  PORTFOLIO --        PORTFOLIO --       PORTFOLIO --        PORTFOLIO --
                                SERVICE CLASS 2       INITIAL CLASS     INITIAL CLASS       SERVICE CLASS 2
                             ---------------------  ----------------  -----------------  --------------------
                                                                     YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------
                                2010        2009      2010     2009     2010      2009      2010       2009
                             ----------  ---------  -------  -------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets
Form operations:
 Net investment income
   (expense)................ $  (17,061)    (9,467)  (1,749)  (1,214)   (3,693)  (3,600)   (16,379)   (16,094)
 Net realized gain
   (loss) on investments....    (49,861)  (146,853)  (6,495) (11,809)  (30,307) (23,012)     5,114   (110,847)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    243,133    470,726   35,959   60,048   123,437  127,576    278,336    424,578
 Capital gain
   distribution.............         --         --       --       --        --       --         --         --
                             ----------  ---------  -------  -------  --------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    176,211    314,406   27,715   47,025    89,437  100,964    267,071    297,637
                             ----------  ---------  -------  -------  --------  -------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      5,171     36,661      365      407        --    4,043      2,105      2,681
 Death benefits.............         --       (858)      --       --   (10,530)  (2,327)     1,912        343
 Surrenders.................   (157,748)  (120,814) (31,889) (15,767)  (80,117) (26,830)  (322,801)   (99,464)
 Cost of insurance and
   administrative
   expenses.................     (2,091)    (1,289)    (103)    (110)     (488)    (529)    (1,296)    (1,112)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (46,356)   (20,388)    (166)    (181)  (17,284)   2,517    (18,928)  (131,649)
                             ----------  ---------  -------  -------  --------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (201,024)  (106,688) (31,793) (15,651) (108,419) (23,126)  (339,008)  (229,201)
                             ----------  ---------  -------  -------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets.................    (24,813)   207,718   (4,078)  31,374   (18,982)  77,838    (71,937)    68,436
Net assets at beginning
 of year....................  1,596,259  1,388,541  150,627  119,253   478,046  400,208  1,390,656  1,322,220
                             ----------  ---------  -------  -------  --------  -------  ---------  ---------
Net assets at end of year... $1,571,446  1,596,259  146,549  150,627   459,064  478,046  1,318,719  1,390,656
                             ==========  =========  =======  =======  ========  =======  =========  =========
Change in units (note 5):
 Units purchased............     10,441     26,773       62       72        25      966      7,661     17,292
 Units redeemed.............    (32,585)   (38,551)  (4,411)  (3,046)  (11,492)  (4,100)   (49,041)   (53,215)
                             ----------  ---------  -------  -------  --------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (22,144)   (11,778)  (4,349)  (2,974)  (11,467)  (3,134)   (41,380)   (35,923)
                             ==========  =========  =======  =======  ========  =======  =========  =========

                             ---------------------
                                      VIP
                                  INVESTMENT
                                  GRADE BOND
                                 PORTFOLIO --
                                SERVICE CLASS 2
                             --------------------

                             ---------------------
                                2010       2009
                             ---------  ---------
Increase (decrease) in
 net assets
Form operations:
 Net investment income
   (expense)................    57,865     68,822
 Net realized gain
   (loss) on investments....    61,233     10,928
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (17,914)    20,096
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   101,184     99,846
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   150,271    763,614
 Death benefits.............        --         --
 Surrenders.................   (80,585)     3,377
 Cost of insurance and
   administrative
   expenses.................   (15,927)    (5,998)
 Transfers between
   subaccounts
   (including fixed
   account), net............   272,332    270,407
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   326,091  1,031,400
                             ---------  ---------
Increase (decrease) in
 net assets.................   427,275  1,131,246
Net assets at beginning
 of year.................... 1,576,798    445,552
                             ---------  ---------
Net assets at end of year... 2,004,073  1,576,798
                             =========  =========
Change in units (note 5):
 Units purchased............   239,295    159,996
 Units redeemed.............  (210,252)   (61,724)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    29,043     98,272
                             =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                           ----------------------------------------------------------
                                                                                            VIP
                                                     VIP                  VIP              VALUE
                                                   MID CAP             OVERSEAS         STRATEGIES
                                                PORTFOLIO --         PORTFOLIO --      PORTFOLIO --
                                               SERVICE CLASS 2       INITIAL CLASS    SERVICE CLASS 2
                                           ----------------------  ----------------  ----------------
                                                             YEAR ENDED DECEMBER 31,
                                           ----------------------------------------------------------
                                               2010        2009      2010     2009     2010     2009
                                           -----------  ---------  -------  -------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (105,854)   (42,501)     365    1,643   (4,036)  (2,993)
 Net realized gain (loss) on investments..     (68,860)  (564,325)  (2,685) (23,957) (13,438) (26,672)
 Change in unrealized appreciation
   (depreciation) on investments..........   2,479,982  3,180,334   24,011   63,826   92,495  149,150
 Capital gain distribution................          --         --       --       --       --       --
                                           -----------  ---------  -------  -------  -------  -------
    Increase (decrease) in net assets
     from operations......................   2,305,268  2,573,508   21,691   41,512   75,021  119,485
                                           -----------  ---------  -------  -------  -------  -------
From capital transactions (note 4):
 Net premiums.............................      47,283    272,479       --       --       --    3,405
 Death benefits...........................     (14,073)     1,177   (6,862)  (8,846)      --       --
 Surrenders...............................    (958,230)  (512,648)  (7,296) (45,571) (30,757)  (4,709)
 Cost of insurance and administrative
   expenses...............................     (13,754)   (10,325)    (146)    (140)    (499)    (355)
 Transfers between subaccounts
   (including fixed account), net.........    (323,701)  (262,682)   1,180    3,690   13,845   (9,261)
                                           -----------  ---------  -------  -------  -------  -------
    Increase (decrease) in net assets
     from capital transactions............  (1,262,475)  (511,999) (13,124) (50,867) (17,411) (10,920)
                                           -----------  ---------  -------  -------  -------  -------
Increase (decrease) in net assets.........   1,042,793  2,061,509    8,567   (9,355)  57,610  108,565
Net assets at beginning of year...........   9,369,182  7,307,673  194,853  204,208  310,357  201,792
                                           -----------  ---------  -------  -------  -------  -------
Net assets at end of year................. $10,411,975  9,369,182  203,420  194,853  367,967  310,357
                                           ===========  =========  =======  =======  =======  =======
Change in units (note 5):
 Units purchased..........................     138,302     82,094      126      428    3,469    4,075
 Units redeemed...........................    (199,389)  (117,000)  (1,225)  (5,711)  (4,261)  (4,084)
                                           -----------  ---------  -------  -------  -------  -------
 Net increase (decrease) in units from
   capital transactions with contract
   owners.................................     (61,087)   (34,906)  (1,099)  (5,283)    (792)      (9)
                                           ===========  =========  =======  =======  =======  =======

                                              FRANKLIN TEMPLETON VARIABLE INSURANCE
                                                          PRODUCTS TRUST
                                           -------------------------------------------

                                                   FRANKLIN            FRANKLIN LARGE
                                                    INCOME               CAP GROWTH
                                              SECURITIES FUND --     SECURITIES FUND --
                                                CLASS 2 SHARES         CLASS 2 SHARES
                                           ------------------------  -----------------

                                           --------------------------------------------
                                               2010         2009       2010     2009
                                           -----------  -----------  -------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   4,739,466    5,762,264   (2,922)     (821)
 Net realized gain (loss) on investments..  (1,923,612)  (5,764,867)  (7,160)  (14,968)
 Change in unrealized appreciation
   (depreciation) on investments..........   7,258,768   26,673,918   52,594   105,628
 Capital gain distribution................          --           --       --        --
                                           -----------  -----------  -------  --------
    Increase (decrease) in net assets
     from operations......................  10,074,622   26,671,315   42,512    89,839
                                           -----------  -----------  -------  --------
From capital transactions (note 4):
 Net premiums.............................   1,237,536      744,491      431       581
 Death benefits...........................    (117,318)    (109,873)      --    (4,713)
 Surrenders...............................  (4,684,624)  (4,189,577) (20,280)  (20,826)
 Cost of insurance and administrative
   expenses...............................    (309,471)    (291,141)    (373)     (383)
 Transfers between subaccounts
   (including fixed account), net.........  (5,025,568)  (7,576,162)  50,933   (25,903)
                                           -----------  -----------  -------  --------
    Increase (decrease) in net assets
     from capital transactions............  (8,899,445) (11,422,262)  30,711   (51,244)
                                           -----------  -----------  -------  --------
Increase (decrease) in net assets.........   1,175,177   15,249,053   73,223    38,595
Net assets at beginning of year........... 103,030,627   87,781,574  417,502   378,907
                                           -----------  -----------  -------  --------
Net assets at end of year................. 104,205,804  103,030,627  490,725   417,502
                                           ===========  ===========  =======  ========
Change in units (note 5):
 Units purchased..........................   2,732,170    3,238,741    6,456   201,355
 Units redeemed...........................  (3,590,017)  (4,597,045)  (4,047) (208,520)
                                           -----------  -----------  -------  --------
 Net increase (decrease) in units from
   capital transactions with contract
   owners.................................    (857,847)  (1,358,304)   2,409    (7,165)
                                           ===========  ===========  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                            ------------------------
                               FRANKLIN TEMPLETON
                               VIP FOUNDING FUNDS
                               ALLOCATION FUND --
                                 CLASS 2 SHARES
                            -----------------------



                            ------------------------
                                2010        2009
                            -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $    68,767     142,240
 Net realized gain
   (loss) on investments...    (135,712)   (711,411)
 Change in unrealized
   appreciation
   (depreciation)
   on investments..........   1,580,847   4,862,233
 Capital gain
   distribution............       1,482          --
                            -----------  ----------
    Increase (decrease)
     in net assets from
     operations............   1,515,384   4,293,062
                            -----------  ----------
From capital
 transactions (note 4):
 Net premiums..............     153,669     323,522
 Death benefits............          --          --
 Surrenders................    (801,639)   (544,320)
 Cost of insurance and
   administrative
   expenses................    (121,501)   (114,098)
 Transfers between
   subaccounts
   (including fixed
   account), net...........    (141,951)    475,040
                            -----------  ----------
    Increase (decrease)
     in net assets
     from capital
     transactions..........    (911,422)    140,144
                            -----------  ----------
Increase (decrease) in
 net assets................     603,962   4,433,206
Net assets at beginning
 of year...................  18,727,513  14,294,307
                            -----------  ----------
Net assets at end of year.. $19,331,475  18,727,513
                            ===========  ==========
Change in units (note 5):
 Units purchased...........     564,786     863,196
 Units redeemed............    (675,394)   (809,258)
                            -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners.........    (110,608)     53,938
                            ===========  ==========

                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                            ---------------------------------------------------------------------------------------------
                                                       TEMPLETON             TEMPLETON                 TEMPLETON
                                 MUTUAL SHARES          FOREIGN               FOREIGN                   GLOBAL
                              SECURITIES FUND --    SECURITIES FUND --   SECURITIES FUND --    ASSET ALLOCATION FUND --
                                CLASS 2 SHARES      CLASS 1 SHARES         CLASS 2 SHARES           CLASS 2 SHARES
                            ----------------------  -----------------  ---------------------  --------------------------
                                                                                               PERIOD FROM
                                                                                               JANUARY 1 TO   YEAR ENDED
                                    YEAR ENDED DECEMBER 31,                                   APRIL 30, 2010 DECEMBER 31,
                            ----------------------------------------------------------------- -------------- ------------
                               2010        2009      2010      2009       2010       2009          2010          2009
                            ----------  ----------   ------   ------   ---------  ----------  -------------- ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    (28,567)     26,509     235       858       6,407      53,030       21,729       36,367
 Net realized gain
   (loss) on investments...    655,154      (9,181) (1,909)   (1,551)   (306,765)    (73,695)    (326,964)     (76,277)
 Change in unrealized
   appreciation
   (depreciation)
   on investments..........    344,054   2,523,882   3,751    11,461     420,898     887,202      284,961      118,316
 Capital gain
   distribution............         --          --      --     1,577          --     134,284       38,711        7,003
                            ----------  ----------   ------   ------   ---------  ----------     --------      -------
    Increase (decrease)
     in net assets from
     operations............    970,641   2,541,210   2,077    12,345     120,540   1,000,821       18,437       85,409
                            ----------  ----------   ------   ------   ---------  ----------     --------      -------
From capital
 transactions (note 4):
 Net premiums..............    647,336   1,756,577      --        --       1,590       2,076           --           80
 Death benefits............    (30,084)    (16,794)     --        --     (21,520)    (18,390)          --           --
 Surrenders................   (554,873)   (366,771) (7,215)   (1,517)   (175,460)   (132,148)      (8,974)     (14,410)
 Cost of insurance and
   administrative
   expenses................    (56,942)    (49,544)    (51)      (48)     (1,609)     (2,045)        (125)        (496)
 Transfers between
   subaccounts
   (including fixed
   account), net........... (2,890,780)    393,919     983    (2,071)   (635,140)    (84,433)    (536,570)     (20,513)
                            ----------  ----------   ------   ------   ---------  ----------     --------      -------
    Increase (decrease)
     in net assets
     from capital
     transactions.......... (2,885,343)  1,717,387  (6,283)   (3,636)   (832,139)   (234,940)    (545,669)     (35,339)
                            ----------  ----------   ------   ------   ---------  ----------     --------      -------
Increase (decrease) in
 net assets................ (1,914,702)  4,258,597  (4,206)    8,709    (711,599)    765,881     (527,232)      50,070
Net assets at beginning
 of year................... 13,786,749   9,528,152  45,277    36,568   3,786,582   3,020,701      527,232      477,162
                            ----------  ----------   ------   ------   ---------  ----------     --------      -------
Net assets at end of year.. 11,872,047  13,786,749  41,071    45,277   3,074,983   3,786,582           --      527,232
                            ==========  ==========   ======   ======   =========  ==========     ========      =======
Change in units (note 5):
 Units purchased...........  1,040,957   1,431,784     170        29     291,900   1,831,243        1,426        3,241
 Units redeemed............ (1,398,558) (1,188,018)   (741)     (377)   (381,060) (1,862,290)     (31,692)      (5,827)
                            ----------  ----------   ------   ------   ---------  ----------     --------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners.........   (357,601)    243,766    (571)     (348)    (89,160)    (31,047)     (30,266)      (2,586)
                            ==========  ==========   ======   ======   =========  ==========     ========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FRANKLIN TEMPLETON VARIABLE INSURANCE
                                   PRODUCTS TRUST (CONTINUED)                         GE INVESTMENTS FUNDS, INC.
                             --------------------------------------  -----------------------------------------------------------
                             TEMPLETON GLOBAL
                              BOND SECURITIES    TEMPLETON GROWTH      CORE VALUE EQUITY                          INTERNATIONAL
                              FUND -- CLASS 1   SECURITIES FUND --      FUND -- CLASS 1       INCOME FUND --      EQUITY FUND --
                                  SHARES          CLASS 2 SHARES            SHARES            CLASS 1 SHARES      CLASS 1 SHARES
                             ----------------  --------------------  --------------------  --------------------  ---------------
                                                                   YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                               2010     2009      2010       2009       2010       2009       2010       2009     2010     2009
                             -------  -------  ---------  ---------  ---------  ---------  ---------  ---------  ------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   410    6,121     (7,758)    34,229     (4,114)    (4,272)    33,090     55,721    (378)     270
 Net realized gain
   (loss) on investments....   3,772    2,427    (27,133)   (10,145)   (56,313)   (68,180)   (26,783)  (143,991) (2,999) (75,008)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   4,716   (1,365)   153,068    649,394    181,582    355,044    119,403    220,054   6,085   94,609
 Capital gain
   distribution.............     222       --         --         --         --         --         --         --      --       --
                             -------  -------  ---------  ---------  ---------  ---------  ---------  ---------  ------  -------
    Increase (decrease)
     in net assets from
     operations.............   9,120    7,183    118,177    673,478    121,155    282,592    125,710    131,784   2,708   19,871
                             -------  -------  ---------  ---------  ---------  ---------  ---------  ---------  ------  -------
From capital
 transactions (note 4):
 Net premiums...............      --       10     86,648    249,168     31,077     85,741      5,337     14,045      --       --
 Death benefits.............      --       --    (15,678)        --     22,909    (10,124)     2,749    (50,048)     --   (3,065)
 Surrenders.................  (5,001) (19,706)  (105,264)   (85,990)  (298,457)  (128,211)  (281,679)  (462,333)   (329)  (5,573)
 Cost of insurance and
   administrative
   expenses.................     (50)     (71)    (6,424)    (4,106)    (2,695)    (1,792)    (4,671)    (4,720)    (59)     (92)
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,037   24,401   (408,683)   (28,191)   (62,298)    89,832     (4,142)  (146,236)  3,947  (49,928)
                             -------  -------  ---------  ---------  ---------  ---------  ---------  ---------  ------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,014)   4,634   (449,401)   130,881   (309,464)    35,446   (282,406)  (649,292)  3,559  (58,658)
                             -------  -------  ---------  ---------  ---------  ---------  ---------  ---------  ------  -------
Increase (decrease) in
 net assets.................   5,106   11,817   (331,224)   804,359   (188,309)   318,038   (156,696)  (517,508)  6,267  (38,787)
Net assets at beginning
 of year....................  58,163   46,346  3,019,791  2,215,432  1,556,726  1,238,688  2,210,692  2,728,200  62,369  101,156
                             -------  -------  ---------  ---------  ---------  ---------  ---------  ---------  ------  -------
Net assets at end of year... $63,269   58,163  2,688,567  3,019,791  1,368,417  1,556,726  2,053,996  2,210,692  68,636   62,369
                             =======  =======  =========  =========  =========  =========  =========  =========  ======  =======
Change in units (note 5):
 Units purchased............   1,823    1,862    297,391    862,074     13,773     25,760     17,004     25,196     565      282
 Units redeemed.............  (1,975)  (1,604)  (357,812)  (839,127)   (42,673)   (20,256)   (39,890)   (81,716)   (206)  (6,094)
                             -------  -------  ---------  ---------  ---------  ---------  ---------  ---------  ------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (152)     258    (60,421)    22,947    (28,900)     5,504    (22,886)   (56,520)    359   (5,812)
                             =======  =======  =========  =========  =========  =========  =========  =========  ======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             --------------------------------------------------------------------------------------------
                                                                                 PREMIER GROWTH          REAL ESTATE
                             MID-CAP EQUITY FUND --                              EQUITY FUND --      SECURITIES FUND --
                                 CLASS 1 SHARES         MONEY MARKET FUND        CLASS 1 SHARES        CLASS 1 SHARES
                             ---------------------  ------------------------  --------------------  --------------------
                                                                           YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------
                                2010        2009        2010         2009        2010       2009       2010       2009
                             ----------  ---------  -----------  -----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (33,798)   (32,358)    (349,842)    (365,874)   (14,312)   (11,594)    11,193    133,587
 Net realized gain
   (loss) on investments....    (25,981)  (174,241)          --           (1)    (4,985)   (35,694)   172,408   (444,642)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    642,920  1,033,301           (2)           1    119,308    346,253    691,916  1,652,040
 Capital gain
   distribution.............         --         --           --           --         --         --         --         --
                             ----------  ---------  -----------  -----------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    583,141    826,702     (349,844)    (365,874)   100,011    298,965    875,517  1,340,985
                             ----------  ---------  -----------  -----------  ---------  ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      1,629     (8,579)   1,711,593    9,721,288      1,919        407    164,763    451,289
 Death benefits.............     30,121        356   (9,671,114)  (7,744,331)        --         --     (3,871)    (2,526)
 Surrenders.................   (535,042)  (322,291)  (6,898,633)  (5,853,113)  (177,035)   (24,404)  (312,169)  (204,438)
 Cost of insurance and
   administrative
   expenses.................     (3,555)    (3,645)     (59,217)     (86,363)      (626)      (680)   (14,025)   (14,212)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (183,146)    10,931    4,868,168    1,732,584     11,567    (53,252)  (476,077)  (470,584)
                             ----------  ---------  -----------  -----------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (689,993)  (323,228) (10,049,203)  (2,229,935)  (164,175)   (77,929)  (641,379)  (240,471)
                             ----------  ---------  -----------  -----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................   (106,852)   503,474  (10,399,047)  (2,595,809)   (64,164)   221,036    234,138  1,100,514
Net assets at beginning
 of year....................  2,807,206  2,303,732   27,912,717   30,508,526  1,084,236    863,200  4,630,720  3,530,206
                             ----------  ---------  -----------  -----------  ---------  ---------  ---------  ---------
Net assets at end of year... $2,700,354  2,807,206   17,513,670   27,912,717  1,020,072  1,084,236  4,864,858  4,630,720
                             ==========  =========  ===========  ===========  =========  =========  =========  =========
Change in units (note 5):
 Units purchased............    104,101     37,343   13,406,764   23,245,574      2,373      2,440    423,635    405,080
 Units redeemed.............   (152,238)   (68,600) (19,429,398) (20,026,791)   (18,680)   (12,725)  (501,776)  (394,211)
                             ----------  ---------  -----------  -----------  ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (48,137)   (31,257)  (6,022,634)   3,218,783    (16,307)   (10,285)   (78,141)    10,869
                             ==========  =========  ===========  ===========  =========  =========  =========  =========

                             -----------------------

                                   S&P 500(R)
                                   INDEX FUND
                             ----------------------

                             -----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     27,776     100,602
 Net realized gain
   (loss) on investments....   (215,054)   (826,939)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  2,061,462   4,042,296
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,874,184   3,315,959
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     90,354      20,906
 Death benefits.............    (68,939)    (54,917)
 Surrenders................. (2,912,848) (1,557,957)
 Cost of insurance and
   administrative
   expenses.................    (21,853)    (20,511)
 Transfers between
   subaccounts
   (including fixed
   account), net............    279,741     412,412
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,633,545) (1,200,067)
                             ----------  ----------
Increase (decrease) in
 net assets.................   (759,361)  2,115,892
Net assets at beginning
 of year.................... 16,680,104  14,564,212
                             ----------  ----------
Net assets at end of year... 15,920,743  16,680,104
                             ==========  ==========
Change in units (note 5):
 Units purchased............    336,662     213,722
 Units redeemed.............   (616,843)   (370,786)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (280,181)   (157,064)
                             ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                                                         GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ---------------------------------------------------------------------------------------------

                                SMALL-CAP EQUITY
                                FUND -- CLASS 1      TOTAL RETURN FUND --     TOTAL RETURN FUND --     U.S. EQUITY FUND --
                                     SHARES             CLASS 1 SHARES           CLASS 3 SHARES          CLASS 1 SHARES
                             ---------------------  ----------------------  ------------------------  --------------------
                                                                          YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                                2010        2009       2010        2009         2010         2009        2010       2009
                             ----------  ---------  ----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (37,517)   (38,557)    (39,396)    (23,335)    (942,788)    (534,873)    (6,798)    (3,815)
 Net realized gain
   (loss) on investments....   (138,572)  (384,900)   (165,583) (1,750,219)  (1,735,816)  (3,737,089)   (28,609)   (40,085)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    789,421  1,076,502   1,474,319   4,408,026   11,187,390   22,509,579    121,694    320,005
 Capital gain
   distribution.............         --         --          --          --           --           --         --         --
                             ----------  ---------  ----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    613,332    653,045   1,269,340   2,634,472    8,508,786   18,237,617     86,287    276,105
                             ----------  ---------  ----------  ----------  -----------  -----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     15,422     10,312     538,182     559,715    3,182,541    6,136,833      9,984      3,610
 Death benefits.............      6,521     (9,091)    (27,237)    (14,784)          --      (56,139)    19,317         --
 Surrenders.................   (510,095)  (265,812) (1,164,768)   (739,172)  (4,783,382)  (3,868,077)  (222,709)   (78,618)
 Cost of insurance and
   administrative
   expenses.................     (2,394)    (1,867)    (15,721)    (17,530)    (510,251)    (427,083)    (2,103)    (1,912)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (115,728)   (36,006)   (351,582) (4,375,935)  (3,555,685)   2,300,712     (2,415)    (6,869)
                             ----------  ---------  ----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (606,274)  (302,464) (1,021,126) (4,587,706)  (5,666,777)   4,086,246   (197,926)   (83,789)
                             ----------  ---------  ----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets.................      7,058    350,581     248,214  (1,953,234)   2,842,009   22,323,863   (111,639)   192,316
Net assets at beginning
 of year....................  2,801,694  2,451,113  16,811,976  18,765,210  120,956,803   98,632,940  1,181,936    989,620
                             ----------  ---------  ----------  ----------  -----------  -----------  ---------  ---------
Net assets at end of year... $2,808,752  2,801,694  17,060,190  16,811,976  123,798,812  120,956,803  1,070,297  1,181,936
                             ==========  =========  ==========  ==========  ===========  ===========  =========  =========
Change in units (note 5):
 Units purchased............     21,618     36,551     194,023     208,207    3,343,510    4,451,235      7,762      4,747
 Units redeemed.............    (69,192)   (65,310)   (277,547)   (650,276)  (3,929,447)  (3,892,882)   (28,010)   (14,832)
                             ----------  ---------  ----------  ----------  -----------  -----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (47,574)   (28,759)    (83,524)   (442,069)    (585,937)     558,353    (20,248)   (10,085)
                             ==========  =========  ==========  ==========  ===========  ===========  =========  =========

                                  GENWORTH
                                  VARIABLE
                              INSURANCE TRUST
                             -----------------
                                  GENWORTH
                               CALAMOS GROWTH
                              FUND -- SERVICE
                                   SHARES
                             -----------------

                             ------------------
                                2010     2009
                             ---------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (54,802)   (506)
 Net realized gain
   (loss) on investments....   164,122   1,438
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   584,849  13,284
 Capital gain
   distribution.............     2,612      --
                             ---------  ------
    Increase (decrease)
     in net assets from
     operations.............   696,781  14,216
                             ---------  ------
From capital
 transactions (note 4):
 Net premiums...............   159,342  11,419
 Death benefits.............    (3,922)     --
 Surrenders.................  (154,882)     --
 Cost of insurance and
   administrative
   expenses.................   (26,261)   (201)
 Transfers between
   subaccounts
   (including fixed
   account), net............ 1,951,142  18,809
                             ---------  ------
    Increase (decrease)
     in net assets from
     capital transactions... 1,925,419  30,027
                             ---------  ------
Increase (decrease) in
 net assets................. 2,622,200  44,243
Net assets at beginning
 of year....................    52,938   8,695
                             ---------  ------
Net assets at end of year... 2,675,138  52,938
                             =========  ======
Change in units (note 5):
 Units purchased............   989,138   5,509
 Units redeemed.............  (765,566) (1,298)
                             ---------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   223,572   4,211
                             =========  ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                  GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                           -----------------------------------------------------------
                                                                                          GENWORTH
                                             GENWORTH DAVIS                               ENHANCED
                                               NY VENTURE      GENWORTH EATON VANCE     INTERNATIONAL
                                            FUND -- SERVICE       LARGE CAP VALUE       INDEX FUND --
                                                 SHARES       FUND -- SERVICE SHARES   SERVICE SHARES
                                           -----------------  ----------------------  -----------------
                                                                                         PERIOD FROM
                                                                                         APRIL 30 TO
                                                    YEAR ENDED DECEMBER 31,           DECEMBER 31, 2010
                                           -----------------------------------------  -----------------
                                             2010      2009      2010        2009           2010
                                           --------  -------  ----------  ----------  -----------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (7,825)  (3,362)    (74,577)    (28,713)        (4,624)
 Net realized gain (loss) on investments..   20,986   22,495     799,171     194,706       (459,518)
 Change in unrealized appreciation
   (depreciation) on investments..........   42,108   59,657    (633,314)  1,249,660         47,797
 Capital gain distribution................       --       --     308,043          --             --
                                           --------  -------  ----------  ----------      ---------
    Increase (decrease) in net assets
     from operations......................   55,269   78,790     399,323   1,415,653       (416,345)
                                           --------  -------  ----------  ----------      ---------
From capital transactions (note 4):
 Net premiums.............................   13,322  170,048     643,223   1,887,944         36,547
 Death benefits...........................       --       --     (11,417)     (1,736)            --
 Surrenders...............................  (19,746)  (1,527)   (311,633)   (307,510)       (74,673)
 Cost of insurance and administrative
   expenses...............................   (4,150)  (2,173)    (51,559)    (49,613)       (11,577)
 Transfers between subaccounts
   (including fixed account), net.........   70,116  (51,826) (3,675,006)    792,259      1,109,178
                                           --------  -------  ----------  ----------      ---------
    Increase (decrease) in net assets
     from capital transactions............   59,542  114,522  (3,406,392)  2,321,344      1,059,475
                                           --------  -------  ----------  ----------      ---------
Increase (decrease) in net assets.........  114,811  193,312  (3,007,069)  3,736,997        643,130
Net assets at beginning of year...........  444,628  251,316  10,595,972   6,858,975             --
                                           --------  -------  ----------  ----------      ---------
Net assets at end of year................. $559,439  444,628   7,588,903  10,595,972        643,130
                                           ========  =======  ==========  ==========      =========
Change in units (note 5):
 Units purchased..........................   25,616   38,574     804,627   1,146,995        975,174
 Units redeemed...........................  (18,295) (25,177) (1,211,654)   (827,689)      (916,280)
                                           --------  -------  ----------  ----------      ---------
 Net increase (decrease) in units from
   capital transactions with contract
   owners.................................    7,321   13,397    (407,027)    319,306         58,894
                                           ========  =======  ==========  ==========      =========

                                           -----------------------------------------------

                                              GENWORTH GOLDMAN       GENWORTH LEGG MASON
                                             SACHS ENHANCED CORE   CLEARBRIDGE AGGRESSIVE
                                             BOND INDEX FUND --        GROWTH FUND --
                                               SERVICE SHARES          SERVICE SHARES
                                           ----------------------  ----------------------


                                                       YEAR ENDED DECEMBER 31,
                                           ----------------------------------------------
                                              2010        2009        2010        2009
                                           ----------  ----------  ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    939,454     382,655      30,221    (164,896)
 Net realized gain (loss) on investments..    369,815     228,526   2,344,587     701,511
 Change in unrealized appreciation
   (depreciation) on investments.......... (1,020,973)   (119,382) (2,423,099)  2,272,971
 Capital gain distribution................    304,937       5,377   1,313,858          --
                                           ----------  ----------  ----------  ----------
    Increase (decrease) in net assets
     from operations......................    593,233     497,176   1,265,567   2,809,586
                                           ----------  ----------  ----------  ----------
From capital transactions (note 4):
 Net premiums.............................  1,025,737   2,013,846     694,795   1,927,737
 Death benefits...........................    (37,322)     (1,608)    (11,646)     (2,112)
 Surrenders...............................   (942,841)   (333,894)   (319,274)   (366,096)
 Cost of insurance and administrative
   expenses...............................   (136,211)    (46,214)    (46,287)    (55,999)
 Transfers between subaccounts
   (including fixed account), net......... 12,648,662   1,626,625  (6,724,350)   (264,571)
                                           ----------  ----------  ----------  ----------
    Increase (decrease) in net assets
     from capital transactions............ 12,558,025   3,258,755  (6,406,762)  1,238,959
                                           ----------  ----------  ----------  ----------
Increase (decrease) in net assets......... 13,151,258   3,755,931  (5,141,195)  4,048,545
Net assets at beginning of year........... 10,341,049   6,585,118  12,057,763   8,009,218
                                           ----------  ----------  ----------  ----------
Net assets at end of year................. 23,492,307  10,341,049   6,916,568  12,057,763
                                           ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased..........................  2,442,328     907,330     800,128   1,166,321
 Units redeemed........................... (1,344,875)   (613,754) (1,451,863) (1,007,875)
                                           ----------  ----------  ----------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners.................................  1,097,453     293,576    (651,735)    158,446
                                           ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1




                                                      GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             ------------------------------------------------------------------------

                                                            GENWORTH             GENWORTH PUTNAM
                                  GENWORTH PIMCO        PYRAMIS(R) SMALL/     INTERNATIONAL CAPITAL
                                STOCKSPLUS FUND --      MID CAP CORE FUND     OPPORTUNITIES FUND --
                                  SERVICE SHARES         SERVICE SHARES          SERVICE SHARES
                             -----------------------  --------------------  ------------------------
                                                                            PERIOD FROM
                                        YEAR ENDED DECEMBER 31,             JANUARY 1 TO  YEAR ENDED
                             ---------------------------------------------   APRIL 30,   DECEMBER 31,
                                 2010        2009        2010       2009        2010         2009
                             -----------  ----------  ---------  ---------  ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 1,663,293   1,199,390     62,744    (27,391)     215,150     408,513
 Net realized gain
   (loss) on investments....   1,030,010     741,647    595,087    149,630     (287,397)    506,605
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (363,121)  2,167,939    552,549    779,048     (836,368)    604,271
 Capital gain
   distribution.............   1,723,226     870,484    230,440         --      948,214       1,187
                             -----------  ----------  ---------  ---------   ----------   ---------
    Increase (decrease)
     in net assets from
     operations.............   4,053,408   4,979,460  1,440,820    901,287       39,599   1,520,576
                             -----------  ----------  ---------  ---------   ----------   ---------
From capital
 transactions (note 4):
 Net premiums...............   1,397,757   2,703,765    331,636    608,711      233,340     734,112
 Death benefits.............     (46,100)     (2,964)   (11,590)      (734)          --        (813)
 Surrenders.................  (1,082,673)   (498,160)  (274,528)  (118,377)     (31,161)   (131,271)
 Cost of insurance and
   administrative
   expenses.................    (162,083)    (77,767)   (40,984)   (16,889)      (6,078)    (21,136)
 Transfers between
   subaccounts
   (including fixed
   account), net............   6,575,689  (1,526,949) 1,654,233    (77,936)  (4,645,649)   (592,519)
                             -----------  ----------  ---------  ---------   ----------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...   6,682,590     597,925  1,658,767    394,775   (4,449,548)    (11,627)
                             -----------  ----------  ---------  ---------   ----------   ---------
Increase (decrease) in
 net assets.................  10,735,998   5,577,385  3,099,587  1,296,062   (4,409,949)  1,508,949
Net assets at beginning
 of year....................  16,336,376  10,758,991  3,814,826  2,518,764    4,409,949   2,901,000
                             -----------  ----------  ---------  ---------   ----------   ---------
Net assets at end of year... $27,072,374  16,336,376  6,914,413  3,814,826           --   4,409,949
                             ===========  ==========  =========  =========   ==========   =========
Change in units (note 5):
 Units purchased............   2,419,373   1,511,205    822,227    470,393       77,617     403,740
 Units redeemed.............  (1,733,727) (1,421,503)  (603,925)  (406,748)    (494,445)   (409,143)
                             -----------  ----------  ---------  ---------   ----------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     685,646      89,702    218,302     63,645     (416,828)     (5,403)
                             ===========  ==========  =========  =========   ==========   =========

                                                      GOLDMAN SACHS
                                                        VARIABLE
                                                        INSURANCE
                                                          TRUST
                             ----------------------- --------------
                                                      GOLDMAN SACHS
                               GENWORTH THORNBURG       LARGE CAP
                                  INTERNATIONAL       VALUE FUND --
                                  VALUE FUND --       INSTITUTIONAL
                                 SERVICE SHARES          SHARES
                             ----------------------  --------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED DECEMBER 31,
                              APRIL 30,   -------------------------
                                 2010        2009     2010    2009
                             ------------ ---------  ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     187,640    (54,725)   (537)    328
 Net realized gain
   (loss) on investments....    (228,337)   223,106  (1,999) (1,050)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (847,576)   673,548  10,346  14,081
 Capital gain
   distribution.............   1,016,741         --      --      --
                              ----------  ---------  ------  ------
    Increase (decrease)
     in net assets from
     operations.............     128,468    841,929   7,810  13,359
                              ----------  ---------  ------  ------
From capital
 transactions (note 4):
 Net premiums...............     293,732    739,098      --      --
 Death benefits.............          --       (747) (2,778)     --
 Surrenders.................     (49,177)  (118,048) (6,529) (2,531)
 Cost of insurance and
   administrative
   expenses.................      (9,436)   (17,094)    (59)    (69)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (4,350,965)     7,872     (37)     (5)
                              ----------  ---------  ------  ------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,115,846)   611,081  (9,403) (2,605)
                              ----------  ---------  ------  ------
Increase (decrease) in
 net assets.................  (3,987,378) 1,453,010  (1,593) 10,754
Net assets at beginning
 of year....................   3,987,378  2,534,368  91,862  81,108
                              ----------  ---------  ------  ------
Net assets at end of year...          --  3,987,378  90,269  91,862
                              ==========  =========  ======  ======
Change in units (note 5):
 Units purchased............     188,660    397,276      --      --
 Units redeemed.............    (594,117)  (323,568)   (976)   (283)
                              ----------  ---------  ------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (405,457)    73,708    (976)   (283)
                              ==========  =========  ======  ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                GOLDMAN SACHS
                              VARIABLE INSURANCE
                                    TRUST                                           JPMORGAN INSURANCE TRUST
                             -------------------  ------------------------------------------------------------------
                                                                                                      JPMORGAN
                                                    JPMORGAN INSURANCE     JPMORGAN INSURANCE     INSURANCE TRUST
                              GOLDMAN SACHS MID       TRUST BALANCED        TRUST CORE BOND         EQUITY INDEX
                                CAP VALUE FUND    PORTFOLIO --- CLASS 1   PORTFOLIO -- CLASS 1  PORTFOLIO -- CLASS 1
                             -------------------  ---------------------  ---------------------  -------------------
                                                   PERIOD FROM
                                  YEAR ENDED       JANUARY 1 TO
                                 DECEMBER 31,     APRIL 30, 2010                   YEAR ENDED DECEMBER 31,
                             -------------------  -------------- ---------------------------------------------------
                                2010      2009         2010       2009      2010       2009        2010      2009
                             ---------  --------  -------------- ------  ---------  ----------  ---------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (6,486)    1,120        (404)       248    126,827      79,671      7,317     4,142
 Net realized gain
   (loss) on investments....   (11,722)  (83,375)      5,447     (4,629)   159,583     (20,379)    81,364    23,195
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   193,448   297,803        (620)     8,189     91,615     186,675    186,456   121,403
 Capital gain
   distribution.............        --        --          --         --         --          --         --        --
                             ---------  --------     -------     ------  ---------  ----------  ---------  --------
    Increase (decrease)
     in net assets from
     operations.............   175,240   215,548       4,423      3,808    378,025     245,967    275,137   148,740
                             ---------  --------     -------     ------  ---------  ----------  ---------  --------
From capital
 transactions (note 4):
 Net premiums...............     2,300       300          --         --     20,084       3,497      1,698       268
 Death benefits.............   (12,587)   (2,800)         --         --    (79,035)     (6,801)   (47,538)       --
 Surrenders.................  (135,378)  (45,468)       (191)      (152)  (314,505)   (203,325)   (87,648)  (30,006)
 Cost of insurance and
   administrative
   expenses.................      (559)     (504)         --         (9)    (4,537)     (2,454)    (1,122)     (436)
 Transfers between
   subaccounts
   (including fixed
   account), net............    44,581  (111,545)    (85,266)    62,352  1,505,329   2,686,016  1,124,448   (16,033)
                             ---------  --------     -------     ------  ---------  ----------  ---------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  (101,643) (160,017)    (85,457)    62,191  1,127,336   2,476,933    989,838   (46,207)
                             ---------  --------     -------     ------  ---------  ----------  ---------  --------
Increase (decrease) in
 net assets.................    73,597    55,531     (81,034)    65,999  1,505,361   2,722,900  1,264,975   102,533
Net assets at beginning
 of year....................   799,345   743,814      81,034     15,035  4,292,185   1,569,285    691,218   588,685
                             ---------  --------     -------     ------  ---------  ----------  ---------  --------
Net assets at end of year... $ 872,942   799,345          --     81,034  5,797,546   4,292,185  1,956,193   691,218
                             =========  ========     =======     ======  =========  ==========  =========  ========
Change in units (note 5):
 Units purchased............     6,690     2,999          --      7,599    996,473   1,598,626    795,965   597,060
 Units redeemed.............   (11,751)  (17,191)     (7,946)    (1,459)  (898,468) (1,375,015)  (668,384) (601,671)
                             ---------  --------     -------     ------  ---------  ----------  ---------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (5,061)  (14,192)     (7,946)     6,140     98,005     223,611    127,581    (4,611)
                             =========  ========     =======     ======  =========  ==========  =========  ========



                             --------------------------

                              JPMORGAN INSURANCE TRUST
                                INTERNATIONAL EQUITY
                                PORTFOLIO -- CLASS 1
                             -------------------------
                                         PERIOD FROM
                                         APRIL 27 TO
                                      DECEMBER 31, 2009
                             -------- -----------------
                               2010         2009
                             -------  -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (2,000)          576
 Net realized gain
   (loss) on investments....   5,767        14,924
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (505)       31,638
 Capital gain
   distribution.............      --            --
                             -------       -------
    Increase (decrease)
     in net assets from
     operations.............   3,262        47,138
                             -------       -------
From capital
 transactions (note 4):
 Net premiums...............      --            --
 Death benefits.............      --            --
 Surrenders................. (13,033)      (34,955)
 Cost of insurance and
   administrative
   expenses.................     (50)          (39)
 Transfers between
   subaccounts
   (including fixed
   account), net............  11,007       142,985
                             -------       -------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,076)      107,991
                             -------       -------
Increase (decrease) in
 net assets.................   1,186       155,129
Net assets at beginning
 of year.................... 155,129            --
                             -------       -------
Net assets at end of year... 156,315       155,129
                             =======       =======
Change in units (note 5):
 Units purchased............   4,617        35,339
 Units redeemed.............  (5,113)      (24,192)
                             -------       -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (496)       11,147
                             =======       =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                             JPMORGAN INSURANCE TRUST (CONTINUED)
                             ----------------------------------------------------------------------------------
                                   JPMORGAN            JPMORGAN            JPMORGAN             JPMORGAN
                                  INSURANCE            INSURANCE           INSURANCE            INSURANCE
                                    TRUST                TRUST               TRUST                TRUST
                                   INTREPID            INTREPID             MID CAP              MID CAP
                                    GROWTH              MID CAP             GROWTH                VALUE
                                 PORTFOLIO --        PORTFOLIO --        PORTFOLIO --         PORTFOLIO --
                                   CLASS 1              CLASS 1             CLASS 1              CLASS 1
                             -------------------  ------------------  ------------------  --------------------
                                                                    YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------
                                2010      2009      2010      2009      2010      2009       2010       2009
                             ---------  --------  --------  --------  --------  --------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (4,965)   (8,503)   (2,571)   (1,025)   (9,894)   (6,502)    (6,202)   (18,285)
 Net realized gain
   (loss) on investments....      (614)   44,581    18,340     8,814    86,640    55,068    136,336     70,952
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    51,425   184,598    76,509   103,344    49,381    73,882    211,283    372,525
 Capital gain
   distribution.............        --        --        --        --        --        --         --         --
                             ---------  --------  --------  --------  --------  --------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    45,846   220,676    92,278   111,133   126,127   122,448    341,417    425,192
                             ---------  --------  --------  --------  --------  --------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............       779       335       434       134       434       134      1,140      1,429
 Death benefits.............   (21,580)       --   (12,767)       --   (12,717)       --      5,967         --
 Surrenders.................   (30,917)  (37,792)  (27,537)  (15,984)  (25,142)  (17,184)  (235,403)  (140,591)
 Cost of insurance and
   administrative
   expenses.................      (410)     (512)     (379)     (280)     (350)     (236)    (1,599)    (1,276)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (337,905)  (78,179)   80,769   (35,253)   54,708    14,399   (103,493) 1,507,494
                             ---------  --------  --------  --------  --------  --------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (390,033) (116,148)   40,520   (51,383)   16,933    (2,887)  (333,388) 1,367,056
                             ---------  --------  --------  --------  --------  --------  ---------  ---------
Increase (decrease) in
 net assets.................  (344,187)  104,528   132,798    59,750   143,060   119,561      8,029  1,792,248
Net assets at beginning
 of year....................   825,601   721,073   403,954   344,204   423,185   303,624  1,792,248         --
                             ---------  --------  --------  --------  --------  --------  ---------  ---------
Net assets at end of year... $ 481,414   825,601   536,752   403,954   566,245   423,185  1,800,277  1,792,248
                             =========  ========  ========  ========  ========  ========  =========  =========
Change in units (note 5):
 Units purchased............   227,550   748,596   188,844   407,002   172,323   225,787     17,822    362,021
 Units redeemed.............  (273,923) (762,873) (182,230) (413,652) (168,265) (226,230)   (41,937)  (222,866)
                             ---------  --------  --------  --------  --------  --------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (46,373)  (14,277)    6,614    (6,650)    4,058      (443)   (24,115)   139,155
                             =========  ========  ========  ========  ========  ========  =========  =========

                             ------------------
                                  JPMORGAN
                                 INSURANCE
                                   TRUST
                                 SMALL CAP
                                    CORE
                                PORTFOLIO --
                                  CLASS 1
                             -----------------

                             ------------------
                               2010     2009
                             -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (4,825) $ (2,075)
 Net realized gain
   (loss) on investments....  15,628     8,212
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  55,276    55,022
 Capital gain
   distribution.............      --        --
                             -------  --------
    Increase (decrease)
     in net assets from
     operations.............  66,079    61,159
                             -------  --------
From capital
 transactions (note 4):
 Net premiums...............      --        --
 Death benefits.............   5,267        --
 Surrenders................. (40,481)   (5,906)
 Cost of insurance and
   administrative
   expenses.................    (211)     (168)
 Transfers between
   subaccounts
   (including fixed
   account), net............  27,082   212,577
                             -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  (8,343)  206,503
                             -------  --------
Increase (decrease) in
 net assets.................  57,736   267,662
Net assets at beginning
 of year.................... 267,662        --
                             -------  --------
Net assets at end of year... 325,398  $267,662
                             =======  ========
Change in units (note 5):
 Units purchased............   4,257    52,942
 Units redeemed.............  (4,845)  (32,209)
                             -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (588)   20,733
                             =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               JPMORGAN INSURANCE
                               TRUST (CONTINUED)                                     JANUS ASPEN SERIES
                             ---------------------  -------------------------------------------------------------------
                                    JPMORGAN
                                   INSURANCE              BALANCED               BALANCED              ENTERPRISE
                               TRUST U.S. EQUITY        PORTFOLIO --           PORTFOLIO --           PORTFOLIO --
                                  PORTFOLIO --          INSTITUTIONAL             SERVICE             INSTITUTIONAL
                                    CLASS 1                SHARES                 SHARES                 SHARES
                             ---------------------  --------------------  ----------------------  --------------------
                                                                       YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------
                                2010        2009       2010       2009       2010        2009        2010       2009
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (18,306)     6,460     21,298     26,825     108,014     109,281    (14,205)   (13,453)
 Net realized gain
   (loss) on investments....    106,924     28,702     46,659     (8,280)    218,389    (103,920)  (103,601)   (79,424)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    192,313    246,296     41,644    286,256     519,793   1,884,046    338,911    441,998
 Capital gain
   distribution.............         --         --         --     64,923          --     381,564         --         --
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    280,931    281,458    109,601    369,724     846,196   2,270,971    221,105    349,121
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      1,708        335         --         --     882,096   1,934,921        365      3,731
 Death benefits.............    (48,383)        --    (35,581)   (25,984)      2,948     (17,868)   (11,308)   (24,597)
 Surrenders.................    (95,857)   (40,237)  (426,580)  (142,151)   (844,329)   (759,079)  (268,816)   (66,200)
 Cost of insurance and
   administrative
   expenses.................     (1,321)      (647)    (1,353)    (1,591)    (65,222)    (33,634)    (1,248)    (1,356)
 Transfers between
   subaccounts
   (including
   fixed account), net......    909,898     36,732      5,449    (34,525)    560,810   1,165,428    (20,564)       203
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    766,045     (3,817)  (458,065)  (204,251)    536,303   2,289,768   (301,571)   (88,219)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  1,046,976    277,641   (348,464)   165,473   1,382,499   4,560,739    (80,466)   260,902
Net assets at beginning
 of year....................  1,107,947    830,306  1,828,140  1,662,667  13,451,546   8,890,807  1,128,937    868,035
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year... $2,154,923  1,107,947  1,479,676  1,828,140  14,834,045  13,451,546  1,048,471  1,128,937
                             ==========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............    687,435    707,548        438        398     357,249     652,251      5,355        634
 Units redeemed.............   (600,808)  (706,093)   (24,620)   (13,245)   (292,141)   (402,138)   (26,060)    (8,698)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     86,627      1,455    (24,182)   (12,847)     65,108     250,113    (20,705)    (8,064)
                             ==========  =========  =========  =========  ==========  ==========  =========  =========


                             -----------------

                                ENTERPRISE
                               PORTFOLIO --
                                  SERVICE
                                  SHARES
                             ----------------

                             -----------------
                               2010     2009
                             -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (2,220)  (1,893)
 Net realized gain
   (loss) on investments....   4,298    3,982
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  30,391   41,885
 Capital gain
   distribution.............      --       --
                             -------  -------
    Increase (decrease)
     in net assets from
     operations.............  32,469   43,974
                             -------  -------
From capital
 transactions (note 4):
 Net premiums...............     168      168
 Death benefits.............      --     (147)
 Surrenders.................  (7,040)  (6,481)
 Cost of insurance and
   administrative
   expenses.................     (21)     (28)
 Transfers between
   subaccounts
   (including
   fixed account), net......   6,871  (19,688)
                             -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...     (22) (26,176)
                             -------  -------
Increase (decrease) in
 net assets.................  32,447   17,798
Net assets at beginning
 of year.................... 133,390  115,592
                             -------  -------
Net assets at end of year... 165,837  133,390
                             =======  =======
Change in units (note 5):
 Units purchased............     693       37
 Units redeemed.............    (727)  (2,895)
                             -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (34)  (2,858)
                             =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                             ------------------
                               FLEXIBLE BOND
                                PORTFOLIO --
                               INSTITUTIONAL
                                   SHARES
                             -----------------



                             ------------------
                               2010      2009
                             --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  4,623    3,797
 Net realized gain
   (loss) on investments....    5,147    1,084
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (2,782)  10,551
 Capital gain
   distribution.............      345      117
                             --------  -------
    Increase (decrease)
     in net assets from
     operations.............    7,333   15,549
                             --------  -------
From capital
 transactions (note 4):
 Net premiums...............       --       --
 Death benefits.............       --       --
 Surrenders.................  (67,056) (43,976)
 Cost of insurance and
   administrative
   expenses.................      (43)     (81)
 Transfers between
   subaccounts
   (including fixed
   account), net............    1,690    5,175
                             --------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (65,409) (38,882)
                             --------  -------
Increase (decrease) in
 net assets.................  (58,076) (23,333)
Net assets at beginning
 of year....................  133,069  156,402
                             --------  -------
Net assets at end of year... $ 74,993  133,069
                             ========  =======
Change in units (note 5):
 Units purchased............       95      549
 Units redeemed.............   (3,777)  (2,990)
                             --------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (3,682)  (2,441)
                             ========  =======

                                                JANUS ASPEN SERIES (CONTINUED)
                             --------------------------------------------------------------------------------------
                                     FORTY                                       GLOBAL LIFE            GLOBAL
                                 PORTFOLIO --               FORTY                 SCIENCES            TECHNOLOGY
                                 INSTITUTIONAL          PORTFOLIO --            PORTFOLIO --         PORTFOLIO --
                                    SHARES             SERVICE SHARES          SERVICE SHARES       SERVICE SHARES
                             --------------------  ----------------------  ----------------------  ---------------
                                                                            PERIOD FROM
                                                                            JANUARY 1 TO
                               YEAR ENDED DECEMBER 31,                     APRIL 30, 2010  YEAR ENDED DECEMBER 31,
                             --------------------------------------------- -------------- ------------------------
                                2010       2009       2010        2009          2010        2009     2010    2009
                             ---------  ---------  ----------  ----------  -------------- -------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (15,643)   (18,757)   (130,101)   (192,971)       (195)     (1,081)    (294)   (218)
 Net realized gain
   (loss) on investments....    69,268    (11,059)    481,652    (405,298)     20,506       9,098    3,876     481
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     8,740    527,270    (359,496)  4,628,526     (20,319)      5,625      293   5,815
 Capital gain
   distribution.............        --         --          --          --         941       1,235       --      --
                             ---------  ---------  ----------  ----------     -------     -------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............    62,365    497,454      (7,945)  4,030,257         933      14,877    3,875   6,078
                             ---------  ---------  ----------  ----------     -------     -------  -------  ------
From capital
 transactions (note 4):
 Net premiums...............        --      1,144     801,175   2,232,154          --          --       --     469
 Death benefits.............   (13,853)    (6,186)     (7,683)     (2,197)         --          --       --      --
 Surrenders.................  (282,789)   (87,795)   (401,912)   (438,691)       (391)    (28,581) (10,818) (2,240)
 Cost of insurance and
   administrative
   expenses.................    (1,081)    (1,265)    (52,408)    (63,883)         (5)        (24)     (21)    (28)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (20,836)    (1,637) (6,000,519)   (717,876)    (57,823)       (985)   3,869    (244)
                             ---------  ---------  ----------  ----------     -------     -------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...  (318,559)   (95,739) (5,661,347)  1,009,507     (58,219)    (29,590)  (6,970) (2,043)
                             ---------  ---------  ----------  ----------     -------     -------  -------  ------
Increase (decrease) in
 net assets.................  (256,194)   401,715  (5,669,292)  5,039,764     (57,286)    (14,713)  (3,095)  4,035
Net assets at beginning
 of year.................... 1,590,826  1,189,111  14,196,643   9,156,879      57,286      71,999   15,455  11,420
                             ---------  ---------  ----------  ----------     -------     -------  -------  ------
Net assets at end of year... 1,334,632  1,590,826   8,527,351  14,196,643          --      57,286   12,360  15,455
                             =========  =========  ==========  ==========     =======     =======  =======  ======
Change in units (note 5):
 Units purchased............     5,023      2,376     885,198   1,201,801          --         176      412      70
 Units redeemed.............   (23,524)    (9,536) (1,546,230) (1,061,548)     (4,667)     (2,830)    (971)   (363)
                             ---------  ---------  ----------  ----------     -------     -------  -------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (18,501)    (7,160)   (661,032)    140,253      (4,667)     (2,654)    (559)   (293)
                             =========  =========  ==========  ==========     =======     =======  =======  ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                             JANUS ASPEN SERIES (CONTINUED)
                             ----------------------------------------------------------------------------------------------
                                   JANUS              JANUS            OVERSEAS            OVERSEAS           WORLDWIDE
                                PORTFOLIO --      PORTFOLIO --       PORTFOLIO --        PORTFOLIO --        PORTFOLIO --
                               INSTITUTIONAL         SERVICE        INSTITUTIONAL          SERVICE          INSTITUTIONAL
                                   SHARES            SHARES             SHARES              SHARES              SHARES
                             -----------------  ----------------  -----------------  -------------------  -----------------
                                                                 YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                               2010      2009     2010     2009     2010      2009      2010      2009      2010      2009
                             --------  -------  -------  -------  --------  -------  ---------  --------  --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,082)  (5,036)  (1,151)  (1,223)   (6,632)  (6,437)    (9,254)   (8,549)   (5,929)     (17)
 Net realized gain
   (loss) on investments....  (17,064) (54,705)   1,216   (1,249)  172,216  (19,860)    22,904    24,731   (68,049) (91,541)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   98,255  235,306    9,632   34,461    20,496  424,389    184,009   374,442   171,511  305,546
 Capital gain
   distribution.............       --       --       --       --        --   20,647         --    21,225        --       --
                             --------  -------  -------  -------  --------  -------  ---------  --------  --------  -------
    Increase (decrease)
     in net assets from
     operations.............   79,109  175,565    9,697   31,989   186,080  418,739    197,659   411,849    97,533  213,988
                             --------  -------  -------  -------  --------  -------  ---------  --------  --------  -------
From capital
 transactions (note 4):
 Net premiums...............      365      407       --       --        --       --         --        --       365    1,218
 Death benefits.............   (9,004) (44,709)      --       --        --   (7,620)        --        --      (640)     210
 Surrenders.................  (56,636) (40,613)  (3,323) (14,670) (392,912) (93,154)   (32,515)  (94,969) (117,399) (92,646)
 Cost of insurance and
   administrative
   expenses.................     (554)    (611)     (20)     (22)     (635)    (703)      (461)     (404)     (510)    (642)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (275)     (14) (25,360) (27,411)  (42,474)   5,818     (4,061)  (26,456)  (38,003)  (7,899)
                             --------  -------  -------  -------  --------  -------  ---------  --------  --------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (66,104) (85,540) (28,703) (42,103) (436,021) (95,659)   (37,037) (121,829) (156,187) (99,759)
                             --------  -------  -------  -------  --------  -------  ---------  --------  --------  -------
Increase (decrease) in
 net assets.................   13,005   90,025  (19,006) (10,114) (249,941) 323,080    160,622   290,020   (58,654) 114,229
Net assets at beginning
 of year....................  657,637  567,612  110,665  120,779   920,337  597,257    873,511   583,491   785,039  670,810
                             --------  -------  -------  -------  --------  -------  ---------  --------  --------  -------
Net assets at end of year... $670,642  657,637   91,659  110,665   670,396  920,337  1,034,133   873,511   726,385  785,039
                             ========  =======  =======  =======  ========  =======  =========  ========  ========  =======
Change in units (note 5):
 Units purchased............       61      114    1,659    3,372     9,160      773         83        63     2,952      537
 Units redeemed.............   (6,536) (10,833)  (4,797)  (9,927)  (24,895)  (6,483)    (1,657)   (7,628)  (19,082) (14,144)
                             --------  -------  -------  -------  --------  -------  ---------  --------  --------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (6,475) (10,719)  (3,138)  (6,555)  (15,735)  (5,710)    (1,574)   (7,565)  (16,130) (13,607)
                             ========  =======  =======  =======  ========  =======  =========  ========  ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             JANUS ASPEN SERIES
                                (CONTINUED)                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                             -----------------  ------------------------------------------------------------------------
                                                                                        LEGG MASON
                                                    LEGG MASON        LEGG MASON        CLEARBRIDGE        LEGG MASON
                                                   CLEARBRIDGE       CLEARBRIDGE         VARIABLE          CLEARBRIDGE
                                                     VARIABLE          VARIABLE           EQUITY            VARIABLE
                                                    AGGRESSIVE      EQUITY INCOME         INCOME           FUNDAMENTAL
                                 WORLDWIDE            GROWTH           BUILDER            BUILDER         ALL CAP VALUE
                                PORTFOLIO --       PORTFOLIO --      PORTFOLIO --      PORTFOLIO --       PORTFOLIO --
                               SERVICE SHARES        CLASS II          CLASS I           CLASS II            CLASS I
                             -----------------  -----------------  ---------------  ------------------  ----------------
                                                               YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------
                               2010      2009     2010     2009      2010    2009     2010      2009      2010     2009
                             --------  -------  -------  --------  -------  ------  --------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,833)    (753)  (9,995)   (9,116)      56   1,038    10,216     6,496      351     (951)
 Net realized gain
   (loss) on investments....    4,357   (8,156)   6,296  (119,045) (22,903) (3,657)   (1,872) (123,855) (26,739) (25,954)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   29,303   87,190  141,050   284,409   27,298  13,256    45,997   224,787   77,356  117,458
 Capital gain
   distribution.............       --       --       --        --       --      --        --        --       --       --
                             --------  -------  -------  --------  -------  ------  --------  --------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   30,827   78,281  137,351   156,248    4,451  10,637    54,341   107,428   50,968   90,553
                             --------  -------  -------  --------  -------  ------  --------  --------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............      168      168    4,971       555       --      --        --        --    3,804    4,183
 Death benefits.............       --       --       --        --   (2,591)     88        --        --       --       --
 Surrenders.................  (61,864) (30,596) (76,468) (191,128) (53,868) (4,538)  (12,271)   16,106  (62,140) (32,093)
 Cost of insurance and
   administrative
   expenses.................      (55)     (66)    (985)     (765)      (9)    (18)     (383)     (418)    (486)    (462)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (12,667)  11,402    9,763     8,788      118     192   (13,649)  (50,158)  (7,942)   2,931
                             --------  -------  -------  --------  -------  ------  --------  --------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (74,418) (19,092) (62,719) (182,550) (56,350) (4,276)  (26,303)  (34,470) (66,764) (25,441)
                             --------  -------  -------  --------  -------  ------  --------  --------  -------  -------
Increase (decrease) in
 net assets.................  (43,591)  59,189   74,632   (26,302) (51,899)  6,361    28,038    72,958  (15,796)  65,112
Net assets at beginning
 of year....................  292,208  233,019  622,144   648,446   58,572  52,211   570,755   497,797  396,069  330,957
                             --------  -------  -------  --------  -------  ------  --------  --------  -------  -------
Net assets at end of year... $248,617  292,208  696,776   622,144    6,673  58,572   598,793   570,755  380,273  396,069
                             ========  =======  =======  ========  =======  ======  ========  ========  =======  =======
Change in units (note 5):
 Units purchased............      686    3,160    2,151    23,092       28      70   235,259   121,876    3,817    4,321
 Units redeemed.............   (9,711)  (6,259)  (6,908)  (45,741)  (6,783)   (675) (238,686) (125,565) (12,418)  (7,664)
                             --------  -------  -------  --------  -------  ------  --------  --------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (9,025)  (3,099)  (4,757)  (22,649)  (6,755)   (605)   (3,427)   (3,689)  (8,601)  (3,343)
                             ========  =======  =======  ========  =======  ======  ========  ========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                LEGG MASON
                                 PARTNERS        LEGG MASON
                             VARIABLE EQUITY      PARTNERS
                                  TRUST        VARIABLE INCOME
                               (CONTINUED)          TRUST                      MFS(R) VARIABLE INSURANCE TRUST
                             ---------------  ----------------  -------------------------------------------------------------
                                LEGG MASON       LEGG MASON
                               CLEARBRIDGE      WESTERN ASSET
                              VARIABLE LARGE      VARIABLE        MFS(R) INVESTORS      MFS(R) INVESTORS        MFS(R) NEW
                                CAP VALUE      STRATEGIC BOND       GROWTH STOCK              TRUST             DISCOVERY
                               PORTFOLIO --     PORTFOLIO --      SERIES -- SERVICE     SERIES --SERVICE    SERIES -- SERVICE
                                 CLASS I           CLASS I          CLASS SHARES          CLASS SHARES         CLASS SHARES
                             ---------------  ----------------  --------------------  --------------------  -----------------
                                                                  YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                               2010    2009     2010     2009      2010       2009       2010       2009      2010     2009
                             -------  ------  -------  -------  ---------  ---------  ---------  ---------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   566     166      486    2,292    (17,564)   (13,996)    (6,356)    (2,487) (12,487)  (10,605)
 Net realized gain
   (loss) on investments....    (160) (3,018)    (569)  (4,632)    19,117    (32,658)    16,229    (77,558)  20,740   (44,935)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   2,492   9,904    6,419   12,448    131,512    442,091     91,290    392,266  231,340   380,385
 Capital gain
   distribution.............      --      --       --       44         --         --         --         --       --        --
                             -------  ------  -------  -------  ---------  ---------  ---------  ---------  -------  --------
    Increase (decrease)
     in net assets from
     operations.............   2,898   7,052    6,336   10,152    133,065    395,437    101,163    312,221  239,593   324,845
                             -------  ------  -------  -------  ---------  ---------  ---------  ---------  -------  --------
From capital
 transactions (note 4):
 Net premiums...............      --      --       --       --        300      1,344      2,297      2,125       --        44
 Death benefits.............      --      --       --    1,546     (2,027)    (4,840)   (43,213)    (2,804)      --       657
 Surrenders.................  (4,600) (4,951) (23,481)  (5,578)  (110,732)   (72,321)  (208,929)  (117,746) (83,592)  (83,834)
 Cost of insurance and
   administrative
   expenses.................     (41)    (40)     (44)     (44)    (1,149)    (1,027)    (1,808)    (1,882)    (461)     (426)
 Transfers between
   subaccounts
   (including fixed
   account), net............       5  (3,766)     160   (6,791)   (54,134)   (25,867)   (45,288)  (232,521)  11,711   (54,417)
                             -------  ------  -------  -------  ---------  ---------  ---------  ---------  -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,636) (8,757) (23,365) (10,867)  (167,742)  (102,711)  (296,941)  (352,828) (72,342) (137,976)
                             -------  ------  -------  -------  ---------  ---------  ---------  ---------  -------  --------
Increase (decrease) in
 net assets.................  (1,738) (1,705) (17,029)    (715)   (34,677)   292,726   (195,778)   (40,607) 167,251   186,869
Net assets at beginning
 of year....................  39,505  41,210   61,654   62,369  1,455,853  1,163,127  1,469,258  1,509,865  767,940   581,071
                             -------  ------  -------  -------  ---------  ---------  ---------  ---------  -------  --------
Net assets at end of year... $37,767  39,505   44,625   61,654  1,421,176  1,455,853  1,273,480  1,469,258  935,191   767,940
                             =======  ======  =======  =======  =========  =========  =========  =========  =======  ========
Change in units (note 5):
 Units purchased............      --      --       38      200     18,719      8,820      9,063     11,729   10,953     6,510
 Units redeemed.............    (381)   (936)  (1,496)  (1,113)   (37,758)   (24,777)   (39,115)   (53,202) (17,624)  (22,739)
                             -------  ------  -------  -------  ---------  ---------  ---------  ---------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (381)   (936)  (1,458)    (913)   (19,039)   (15,957)   (30,052)   (41,473)  (6,671)  (16,229)
                             =======  ======  =======  =======  =========  =========  =========  =========  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------
                               MFS(R) STRATEGIC        MFS(R) TOTAL
                                    INCOME                RETURN            MFS(R) UTILITIES
                              SERIES -- SERVICE      SERIES -- SERVICE      SERIES -- SERVICE
                                 CLASS SHARES          CLASS SHARES           CLASS SHARES
                             -------------------  ----------------------  --------------------
                                                                      YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------
                                2010      2009       2010        2009        2010       2009
                             ---------  --------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  16,193    69,292      92,182     140,494     57,017     84,228
 Net realized gain
   (loss) on investments....    14,478     8,862    (226,474)   (378,076)    (8,344)  (191,507)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    13,571    90,304   1,125,056   1,985,925    367,159    965,329
 Capital gain
   distribution.............        --        --          --          --         --         --
                             ---------  --------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    44,242   168,458     990,764   1,748,343    415,832    858,050
                             ---------  --------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        20     1,155     398,208   1,235,909    152,879    348,884
 Death benefits.............    (1,520)   (7,660)         --      (2,363)        --    (46,796)
 Surrenders.................   (45,951)  (39,540)   (584,831)   (582,454)  (360,929)  (215,573)
 Cost of insurance and
   administrative
   expenses.................      (595)     (796)    (44,365)    (29,691)   (10,389)    (6,230)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (333,712)  (23,026)    282,921     740,906    (68,820)    86,053
                             ---------  --------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (381,758)  (69,867)     51,933   1,362,307   (287,259)   166,338
                             ---------  --------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  (337,516)   98,591   1,042,697   3,110,650    128,573  1,024,388
Net assets at beginning
 of year....................   900,441   801,850  12,984,336   9,873,686  3,809,873  2,785,485
                             ---------  --------  ----------  ----------  ---------  ---------
Net assets at end of year... $ 562,925   900,441  14,027,033  12,984,336  3,938,446  3,809,873
                             =========  ========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............    18,057   166,602     698,164     681,596     42,741     92,521
 Units redeemed.............   (51,324) (172,539)   (693,235)   (502,719)   (55,990)   (58,979)
                             ---------  --------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (33,267)   (5,937)      4,929     178,877    (13,249)    33,542
                             =========  ========  ==========  ==========  =========  =========

                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             --------------------------------------
                                OPPENHEIMER          OPPENHEIMER
                                 BALANCED             BALANCED
                                FUND/VA --           FUND/VA --
                             NON-SERVICE SHARES    SERVICE SHARES
                             ----------------   --------------------

                             ---------------------------------------
                               2010      2009      2010       2009
                             -------   -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................       8    (3,684)   (50,939)  (109,903)
 Net realized gain
   (loss) on investments.... (17,435)  (17,328)  (292,893)  (556,236)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  48,083    69,176  1,013,290  1,702,449
 Capital gain
   distribution.............      --        --         --         --
                             -------   -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  30,656    48,164    669,458  1,036,310
                             -------   -------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     365     1,218    132,947    456,659
 Death benefits.............  (1,889)   (3,740)        --         --
 Surrenders................. (17,736)  (13,736)  (412,959)  (273,536)
 Cost of insurance and
   administrative
   expenses.................    (267)     (258)   (21,844)   (15,985)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (18,842)    1,913   (113,729)   350,851
                             -------   -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (38,369)  (14,603)  (415,585)   517,989
                             -------   -------  ---------  ---------
Increase (decrease) in
 net assets.................  (7,713)   33,561    253,873  1,554,299
Net assets at beginning
 of year.................... 288,013   254,452  6,565,773  5,011,474
                             -------   -------  ---------  ---------
Net assets at end of year... 280,300   288,013  6,819,646  6,565,773
                             =======   =======  =========  =========
Change in units (note 5):
 Units purchased............     156       389    215,217    359,868
 Units redeemed.............  (3,598)   (2,080)  (265,376)  (270,623)
                             -------   -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (3,442)   (1,691)   (50,159)    89,245
                             =======   =======  =========  =========


                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             ------------------------------------------------------------------------------------
                                OPPENHEIMER            OPPENHEIMER         OPPENHEIMER          OPPENHEIMER
                             CAPITAL APPRECIATION CAPITAL APPRECIATION      CORE BOND        GLOBAL SECURITIES
                                 FUND/VA --            FUND/VA --          FUND/VA --           FUND/VA --
                                NON-SERVICE              SERVICE           NON-SERVICE            SERVICE
                                   SHARES                SHARES              SHARES               SHARES
                             -------------------  --------------------  ----------------  ----------------------
                                                                   YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------
                               2010       2009       2010       2009      2010     2009      2010        2009
                             --------   -------   ---------  ---------  -------  -------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (3,040)   (2,651)    (47,145)   (43,245)   1,787   (5,396)    (56,386)     29,117
 Net realized gain
   (loss) on investments....     (910)   (8,371)    (13,261)  (150,087) (23,386) (72,052)    440,116    (272,362)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   22,534    98,611     271,937  1,167,277   59,740  101,743   1,485,640   3,532,281
 Capital gain
   distribution.............       --        --          --         --       --       --          --     230,060
                             --------   -------   ---------  ---------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   18,584    87,589     211,531    973,945   38,141   24,295   1,869,370   3,519,096
                             --------   -------   ---------  ---------  -------  -------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      365       431      10,750      9,942       --       --     675,126   1,523,446
 Death benefits.............  (18,229)   (1,891)       (756)        --       --   (4,346)    (13,912)     (1,550)
 Surrenders.................  (42,629)  (24,676)   (282,843)  (102,867) (57,242) (52,997)   (980,906)   (655,742)
 Cost of insurance and
   administrative
   expenses.................     (360)     (354)     (3,809)    (3,303)    (266)    (265)    (64,991)    (40,435)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (968)    4,160     (12,166)  (251,535)     443  (23,672)    (77,548)   (475,804)
                             --------   -------   ---------  ---------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (61,821)  (22,330)   (288,824)  (347,763) (57,065) (81,280)   (462,231)    349,915
                             --------   -------   ---------  ---------  -------  -------  ----------  ----------
Increase (decrease) in
 net assets.................  (43,237)   65,259     (77,293)   626,182  (18,924) (56,985)  1,407,139   3,869,011
Net assets at beginning
 of year....................  281,329   216,070   3,196,426  2,570,244  388,127  445,112  13,495,713   9,626,702
                             --------   -------   ---------  ---------  -------  -------  ----------  ----------
Net assets at end of year...  238,092   281,329   3,119,133  3,196,426  369,203  388,127  14,902,852  13,495,713
                             ========   =======   =========  =========  =======  =======  ==========  ==========
Change in units (note 5):
 Units purchased............      112       660      25,068    133,875      605    2,083     731,562     818,375
 Units redeemed.............   (5,355)   (2,957)    (47,844)  (171,807)  (6,324) (12,295)   (728,029)   (735,601)
                             --------   -------   ---------  ---------  -------  -------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....   (5,243)   (2,297)    (22,776)   (37,932)  (5,719) (10,212)      3,533      82,774
                             ========   =======   =========  =========  =======  =======  ==========  ==========

                             -----------------
                                OPPENHEIMER
                                HIGH INCOME
                                FUND/VA --
                                NON-SERVICE
                                  SHARES
                             ----------------

                             -----------------
                               2010     2009
                             -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   2,421     (620)
 Net realized gain
   (loss) on investments.... (13,417) (47,715)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  17,176   57,391
 Capital gain
   distribution.............      --       --
                             -------  -------
    Increase (decrease)
     in net assets from
     operations.............   6,180    9,056
                             -------  -------
From capital
 transactions (note 4):
 Net premiums...............      --      333
 Death benefits.............      --       --
 Surrenders.................  (5,385) (12,103)
 Cost of insurance and
   administrative
   expenses.................     (49)     (50)
 Transfers between
   subaccounts
   (including fixed
   account), net............      16    8,728
                             -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (5,418)  (3,092)
                             -------  -------
Increase (decrease) in
 net assets.................     762    5,964
Net assets at beginning
 of year....................  49,547   43,583
                             -------  -------
Net assets at end of year...  50,309   49,547
                             =======  =======
Change in units (note 5):
 Units purchased............     216    3,959
 Units redeemed.............  (1,783)  (5,280)
                             -------  -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....  (1,567)  (1,321)
                             =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             ----------------------------------------------------------------------------------
                                                                                OPPENHEIMER
                                                           OPPENHEIMER        SMALL-& MID-CAP     OPPENHEIMER
                                   OPPENHEIMER             MAIN STREET            GROWTH         SMALL- & MID-
                                   MAIN STREET              SMALL CAP           FUND/VA --        CAP GROWTH
                                    FUND/VA --              FUND/VA --          NON-SERVICE       FUND/VA --
                                  SERVICE SHARES          SERVICE SHARES          SHARES        SERVICE SHARES
                             -----------------------  ---------------------  ----------------  ----------------
                                                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------
                                 2010        2009        2010        2009      2010     2009     2010     2009
                             -----------  ----------  ----------  ---------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (224,445)    (16,789)   (166,847)   (51,877)  (3,445)  (2,994)  (3,337)  (2,659)
 Net realized gain
   (loss) on investments....   1,227,088     202,313     553,286   (315,583) (53,649) (20,526)  (1,853)  (6,806)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   3,377,702   3,653,894   3,168,861  2,076,614  112,230   82,324   57,283   56,395
 Capital gain
   distribution.............          --          --          --         --       --       --       --       --
                             -----------  ----------  ----------  ---------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   4,380,345   3,839,418   3,555,300  1,709,154   55,136   58,804   52,093   46,930
                             -----------  ----------  ----------  ---------  -------  -------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............   1,326,805   2,347,767     242,882    412,312       --      333       --       --
 Death benefits.............     (56,596)    (58,314)    (31,130)   (11,093)      --   (6,548)      --       --
 Surrenders.................  (1,735,146)   (843,637)   (730,723)  (252,867) (71,366)  (3,996)  (7,697)  (9,856)
 Cost of insurance and
   administrative
   expenses.................    (164,602)    (71,642)    (55,403)   (15,534)    (357)    (364)    (213)    (166)
 Transfers between
   subaccounts
   (including fixed
   account), net............   8,756,959    (287,791)  8,880,238   (225,359)  (3,920)  (1,377)  11,496   10,328
                             -----------  ----------  ----------  ---------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   8,127,420   1,086,383   8,305,864    (92,541) (75,643) (11,952)   3,586      306
                             -----------  ----------  ----------  ---------  -------  -------  -------  -------
Increase (decrease) in
 net assets.................  12,507,765   4,925,801  11,861,164  1,616,613  (20,507)  46,852   55,679   47,236
Net assets at beginning
 of year....................  18,698,076  13,772,275   6,394,163  4,777,550  251,149  204,297  202,068  154,832
                             -----------  ----------  ----------  ---------  -------  -------  -------  -------
Net assets at end of year... $31,205,841  18,698,076  18,255,327  6,394,163  230,642  251,149  257,747  202,068
                             ===========  ==========  ==========  =========  =======  =======  =======  =======
Change in units (note 5):
 Units purchased............   3,417,470   1,914,528   1,965,642    730,509    2,023       93    1,348    1,610
 Units redeemed.............  (2,280,149) (1,710,619)   (916,644)  (723,211)  (9,958)  (1,967)    (988)  (1,566)
                             -----------  ----------  ----------  ---------  -------  -------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   1,137,321     203,909   1,048,998      7,298   (7,935)  (1,874)     360       44
                             ===========  ==========  ==========  =========  =======  =======  =======  =======

                                PIMCO VARIABLE
                                INSURANCE TRUST
                             --------------------


                                   ALL ASSET
                                 PORTFOLIO --
                                    ADVISOR
                                 CLASS SHARES
                             --------------------

                             ---------------------
                                2010       2009
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    85,629     70,215
 Net realized gain
   (loss) on investments....       (78)   (28,441)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    89,394    137,462
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   174,945    179,236
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     9,065    143,862
 Death benefits.............        --         --
 Surrenders.................  (108,981)   (14,993)
 Cost of insurance and
   administrative
   expenses.................    (3,705)      (696)
 Transfers between
   subaccounts
   (including fixed
   account), net............   253,733    324,029
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   150,112    452,202
                             ---------  ---------
Increase (decrease) in
 net assets.................   325,057    631,438
Net assets at beginning
 of year.................... 1,505,936    874,498
                             ---------  ---------
Net assets at end of year... 1,830,993  1,505,936
                             =========  =========
Change in units (note 5):
 Units purchased............    35,838     55,993
 Units redeemed.............   (21,811)   (13,624)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    14,027     42,369
                             =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------------
                                  FOREIGN
                               BOND PORTFOLIO                              LONG-TERM U.S.
                                (U.S. DOLLAR          HIGH YIELD             GOVERNMENT             LOW DURATION
                                 HEDGED) --          PORTFOLIO --           PORTFOLIO --            PORTFOLIO --
                               ADMINISTRATIVE       ADMINISTRATIVE         ADMINISTRATIVE          ADMINISTRATIVE
                                CLASS SHARES         CLASS SHARES           CLASS SHARES            CLASS SHARES
                             -----------------  ---------------------  ----------------------  ----------------------
                                                                          YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------
                               2010      2009      2010        2009       2010        2009        2010        2009
                             --------  -------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  2,562   11,968     588,335    512,208     328,278     711,606      89,699   1,579,005
 Net realized gain
   (loss) on investments....      216     (509)    422,719    (44,627)   (164,913)    221,598     360,900      56,051
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    3,642      892     239,223  1,912,368     661,170  (2,494,194)    770,829   1,016,659
 Capital gain
   distribution.............      449       --          --         --          --     429,595          --     744,143
                             --------  -------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    6,869   12,351   1,250,277  2,379,949     824,535  (1,131,395)  1,221,428   3,395,858
                             --------  -------  ----------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       --       --     464,069  1,014,451     230,790   1,162,623   2,801,179   7,122,543
 Death benefits.............       --     (159)    (26,527)   (17,159)       (167)    (12,664)    (99,081)     (5,278)
 Surrenders.................  (12,182)  (8,544)   (841,706)  (406,770) (1,462,289) (1,758,906) (1,561,285) (1,339,727)
 Cost of insurance and
   administrative
   expenses.................      (20)     (20)    (42,634)   (22,757)    (17,367)    (35,390)   (207,749)   (164,223)
 Transfers between
   subaccounts
   (including fixed
   account), net............    2,909      350   2,316,253   (498,820) (4,484,415) (5,154,971) (5,591,745)  4,632,566
                             --------  -------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (9,293)  (8,373)  1,869,455     68,945  (5,733,448) (5,799,308) (4,658,681) 10,245,881
                             --------  -------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (2,424)   3,978   3,119,732  2,448,894  (4,908,913) (6,930,703) (3,437,253) 13,641,739
Net assets at beginning
 of year....................  104,023  100,045   8,896,982  6,448,088  11,778,939  18,709,642  40,371,197  26,729,458
                             --------  -------  ----------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $101,599  104,023  12,016,714  8,896,982   6,870,026  11,778,939  36,933,944  40,371,197
                             ========  =======  ==========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      240      869     773,588    676,907     342,785     527,920   3,238,360   4,891,865
 Units redeemed.............     (900)  (1,611)   (602,771)  (664,372)   (778,551)   (846,294) (3,647,680) (3,943,514)
                             --------  -------  ----------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (660)    (742)    170,817     12,535    (435,766)   (318,374)   (409,320)    948,351
                             ========  =======  ==========  =========  ==========  ==========  ==========  ==========

                             -----------------------


                                  TOTAL RETURN
                                  PORTFOLIO --
                                 ADMINISTRATIVE
                                  CLASS SHARES
                             ----------------------

                             -----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  2,238,797   2,281,300
 Net realized gain
   (loss) on investments....  1,223,508     313,650
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    242,863   1,519,641
 Capital gain
   distribution.............    107,599     799,610
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  3,812,767   4,914,201
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............  3,587,922   4,367,648
 Death benefits.............    (97,031)   (143,083)
 Surrenders................. (7,075,457) (3,323,531)
 Cost of insurance and
   administrative
   expenses.................   (243,352)   (122,099)
 Transfers between
   subaccounts
   (including fixed
   account), net............  7,665,932  11,557,774
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  3,838,014  12,336,709
                             ----------  ----------
Increase (decrease) in
 net assets.................  7,650,781  17,250,910
Net assets at beginning
 of year.................... 51,444,100  34,193,190
                             ----------  ----------
Net assets at end of year... 59,094,881  51,444,100
                             ==========  ==========
Change in units (note 5):
 Units purchased............  2,584,431   2,107,610
 Units redeemed............. (2,136,246) (1,150,831)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    448,185     956,779
                             ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   RYDEX
                               VARIABLE TRUST          THE ALGER PORTFOLIOS               THE PRUDENTIAL SERIES FUND
                             -----------------  ----------------------------------  --------------------------------------
                                                      ALGER             ALGER             JENNISON
                                                    LARGE CAP         SMALL CAP             20/20
                                                     GROWTH            GROWTH               FOCUS             JENNISON
                                                  PORTFOLIO --      PORTFOLIO --        PORTFOLIO --        PORTFOLIO --
                               NASDAQ- 100(R)       CLASS I-2         CLASS I-2           CLASS II            CLASS II
                                    FUND             SHARES            SHARES              SHARES              SHARES
                             -----------------  ----------------  ----------------  --------------------  ----------------
                                                                YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                               2010      2009     2010     2009     2010     2009      2010       2009      2010     2009
                             --------  -------  -------  -------  -------  -------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $(13,038) (11,058)  (1,327)  (1,337)  (3,448)  (2,984)   (22,054)   (18,746)  (1,580)  (1,113)
 Net realized gain
   (loss) on investments....   21,389   (2,188)  (5,617)  (6,034)   5,058   (6,173)    (8,082)   (53,721)   2,377     (245)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  114,029  288,335   29,359   74,592   50,265   86,633    121,987    632,795    5,576   32,895
 Capital gain
   distribution.............       --       --       --       --       --       --         --         --       --       --
                             --------  -------  -------  -------  -------  -------  ---------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............  122,380  275,089   22,415   67,221   51,875   77,476     91,851    560,328    6,373   31,537
                             --------  -------  -------  -------  -------  -------  ---------  ---------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............       --       --       --       --       --       15      1,050     33,184       --      402
 Death benefits.............   (2,924)      --   (1,066)      --       --   (9,018)        --         --       --       --
 Surrenders.................  (68,706) (30,718) (25,518)  (9,627) (32,347) (13,116)   (65,743)   (23,019) (15,135)  (2,120)
 Cost of insurance and
   administrative
   expenses.................      (97)    (108)    (186)    (200)    (255)    (262)    (2,595)    (2,129)    (189)    (179)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (7,795)  (7,577)     (22)   2,903   (3,542)  (1,296)    18,546    (29,754)  11,494   22,701
                             --------  -------  -------  -------  -------  -------  ---------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (79,522) (38,403) (26,792)  (6,924) (36,144) (23,677)   (48,742)   (21,718)  (3,830)  20,804
                             --------  -------  -------  -------  -------  -------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets.................   42,858  236,686   (4,377)  60,297   15,731   53,799     43,109    538,610    2,543   52,341
Net assets at beginning
 of year....................  815,928  579,242  210,985  150,688  246,698  192,899  1,553,722  1,015,112  113,004   60,663
                             --------  -------  -------  -------  -------  -------  ---------  ---------  -------  -------
Net assets at end of year... $858,786  815,928  206,608  210,985  262,429  246,698  1,596,831  1,553,722  115,547  113,004
                             ========  =======  =======  =======  =======  =======  =========  =========  =======  =======
Change in units (note 5):
 Units purchased............    1,287    2,088       --      353       68      596    186,805     66,454    2,620    2,285
 Units redeemed.............  (10,001)  (7,672)  (2,561)  (1,163)  (3,432)  (3,546)  (189,031)   (66,940)  (3,186)    (281)
                             --------  -------  -------  -------  -------  -------  ---------  ---------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (8,714)  (5,584)  (2,561)    (810)  (3,364)  (2,950)    (2,226)      (486)    (566)   2,004
                             ========  =======  =======  =======  =======  =======  =========  =========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              THE PRUDENTIAL SERIES      WELLS FARGO
                                FUND (CONTINUED)       VARIABLE TRUST
                             ----------------------  -------------------
                                     NATURAL
                                    RESOURCES            WELLS FARGO
                                  PORTFOLIO --          ADVANTAGE VT
                                    CLASS II            OMEGA GROWTH
                                     SHARES            FUND -- CLASS 2
                             ----------------------  -------------------
                                                     PERIOD FROM JULY 16
                                   YEAR ENDED          TO DECEMBER 31,
                                  DECEMBER 31,              2010
                             ----------------------  -------------------
                                 2010        2009           2010
                             -----------  ---------  -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (71,420)   300,054           (859)
 Net realized gain
   (loss) on investments....      45,963   (686,800)         2,938
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     833,379  2,232,800         25,228
 Capital gain
   distribution.............          --         --             --
                             -----------  ---------        -------
    Increase (decrease)
     in net assets from
     operations.............     807,922  1,846,054         27,307
                             -----------  ---------        -------
From capital
 transactions (note 4):
 Net premiums...............     173,131    752,244             --
 Death benefits.............          --    (11,340)            --
 Surrenders.................    (292,947)  (187,590)        (1,661)
 Cost of insurance and
   administrative
   expenses.................     (20,278)   (14,382)          (337)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,026,600)   (43,442)       101,748
                             -----------  ---------        -------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,166,694)   495,490         99,750
                             -----------  ---------        -------
Increase (decrease) in
 net assets.................    (358,772) 2,341,544        127,057
Net assets at beginning
 of year....................   4,943,411  2,601,867             --
                             -----------  ---------        -------
Net assets at end of year... $ 4,584,639  4,943,411        127,057
                             ===========  =========        =======
Change in units (note 5):
 Units purchased............     261,741    353,668         21,694
 Units redeemed.............    (386,171)  (332,163)       (11,610)
                             -----------  ---------        -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (124,430)    21,505         10,084
                             ===========  =========        =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2010

(1)DESCRIPTION OF ENTITY

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective November 19, 2010, the Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund -- Service Shares changed its name to the Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

   Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund was liquidated on September 17, 2010.

   On July 16, 2010, the Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2 was liquidated and the cash was reinvested in the Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2.

   Effective June 1, 2010, as a result of the sale of the asset management business that advised the Van Kampen family of funds to Invesco Ltd., the assets and liabilities of The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; the assets and liabilities of the Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares; and the assets and liabilities of the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Comstock Fund -- Series II shares.

   On April 30, 2010, both Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund -- Service Shares and Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund -- Service Shares were liquidated and the cash was reinvested in Genworth Enhanced International Index Fund -- Service Shares.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


   Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund-- Class 2 Shares, Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares, and JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1 were liquidated on April 30, 2010.

   The Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares on April 30, 2010.

   The JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1 changed its name to JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 on April 30, 2010.

   The Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I changed its name to the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I and the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Investors Portfolio -- Class I changed its name to the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I on
April 30, 2010.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Non-Service Shares changed its name to the Oppenheimer Variable Account Funds
-- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares and the Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares changed its name to the Oppenheimer Variable Account Funds --
Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares on April 30, 2010.

   As a result of an organizational change, effective April 2010, the name of AIM Variable Insurance Funds was changed to AIM Variable Insurance Funds (Invesco Variable Insurance Funds). In addition, references to the names of certain Portfolios of AIM Variable Insurance Funds were changed as follows:

AIM V.I. Basic Value Fund -- Series II shares was changed    AIM V.I. Global Real Estate Fund -- Series II shares was
  to Invesco V.I. Basic Value Fund -- Series II shares;        changed to Invesco V.I. Global Real Estate Fund -- Series
AIM V.I. Capital Appreciation Fund -- Series I shares was      II shares;
  changed to Invesco V.I. Capital Appreciation Fund --       AIM V.I. International Growth Fund -- Series II shares was
  Series I shares;                                             changed to Invesco V.I. International Growth Fund --
AIM V.I. Core Equity Fund -- Series I shares was changed to    Series II shares; and
  Invesco V.I. Core Equity Fund -- Series I shares;          AIM V.I. Large Cap Growth Fund -- Series I shares was
                                                               changed to Invesco V.I. Large Cap Growth Fund -- Series I
                                                               shares.

   On March 12, 2010, Federated Insurance Series -- Federated Clover Value Fund II -- Primary Shares was liquidated and the cash was reinvested in Federated Capital Appreciation Fund II -- Primary Shares.

   On April 27, 2009, both J.P.Morgan Series Trust II -- JPMorgan Bond Portfolio and JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio -- Class 1 were liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan International Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust International Equity Portfolio; J.P.Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan Small Company Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1; and J.P.Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


   The following Portfolios are not available to contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust --      Franklin Templeton Variable Insurance Products Trust --
  Franklin Income Securities Fund -- Class 2 Shares            Franklin Templeton VIP Founding Funds Allocation Fund --
                                                               Class 2 Shares

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2009 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2010.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2010.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in note 4(a) below. Although the contracts are no longer available for sale, additional purchase payments may still be accepted under the terms of the contracts.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus Annuity rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of the variable annuity products but would continue to service existing blocks of business. The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2010 were:

                           COST OF     PROCEEDS
                            SHARES       FROM
FUND/PORTFOLIO             ACQUIRED   SHARES SOLD
--------------            ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Basic
   Value Fund -- Series
   II shares............. $   119,029 $   277,944
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares.......      13,901      57,485
  Invesco V.I. Core
   Equity Fund -- Series
   I shares..............     144,814     154,805
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares......     661,642     859,438
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares................   5,520,876   7,131,673
  Invesco V.I. Large Cap
   Growth Fund -- Series
   I shares..............      78,653     178,141
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series II
   shares................      11,791      52,568
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares......   2,039,658   2,358,788
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares.............     247,478     206,096
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B...............   4,951,989   5,296,827
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B...............      38,588      89,591
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B..     757,150   2,266,000
  AllianceBernstein
   International Value
   Portfolio -- Class B..  13,490,900  12,853,844
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B..     102,989     191,687
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B..      79,548     153,718
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II..............  17,380,075  23,373,774

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
American Century
  Variable Portfolios,
  Inc.
  VP Income & Growth
   Fund -- Class I........ $    31,718 $    52,576
  VP International Fund
   -- Class I.............   2,498,061   3,394,365
  VP Ultra(R) Fund --
   Class I................     105,331     127,459
  VP Value Fund -- Class
   I......................      38,395     129,302
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............     117,352     144,218
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  21,880,211  16,935,348
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......      40,760      37,698
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................      94,886     123,371
Columbia Funds Variable
  Insurance Trust I
  Columbia Marsico
   Growth Fund, Variable
   Series -- Class A......     709,399     917,217
  Columbia Marsico
   International
   Opportunities Fund,
   Variable Series --
   Class B................   5,451,734   6,053,942
DWS Variable Series II
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........      72,996     131,750
  DWS Strategic Value
   VIP -- Class B Shares..      51,672      75,334
  DWS Technology VIP --
   Class B Shares.........      27,031     112,948
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........       5,956      34,366
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.   3,334,809   3,045,926
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................      11,052      20,063
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............   7,640,311  12,731,209
  VT Worldwide Health
   Sciences Fund..........     231,861   1,449,001
Evergreen Variable
  Annuity Trust
  Evergreen VA Omega
   Fund -- Class 2........       5,435     122,844
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares......     105,377      16,851
  Federated Capital
   Income Fund II.........       7,902       9,758
  Federated Clover Value
   Fund II -- Primary
   Shares.................       2,229     115,033
  Federated High Income
   Bond Fund II --
   Primary Shares.........      86,985     170,579
  Federated High Income
   Bond Fund II --
   Service Shares.........     745,723     943,512
  Federated Kaufmann
   Fund II -- Service
   Shares.................   6,785,200   5,342,195
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset ManagerSM
   Portfolio -- Initial
   Class..................       3,791      12,008
  VIP Asset ManagerSM
   Portfolio -- Service
   Class 2................     283,895     484,364
  VIP Balanced Portfolio
   -- Service Class 2.....   3,085,111   4,945,395
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................      72,671     301,309
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................   6,430,467   8,101,231
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................       9,590      20,251
  VIP Equity-Income
   Portfolio -- Initial
   Class..................      12,001     232,062
  VIP Equity-Income
   Portfolio -- Service
   Class 2................   3,685,888   4,777,241
  VIP Growth & Income
   Portfolio -- Initial
   Class..................       1,792      40,312
  VIP Growth & Income
   Portfolio -- Service
   Class 2................      91,410     309,416
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................         742      34,283
  VIP Growth Portfolio
   -- Initial Class.......       2,797     114,909
  VIP Growth Portfolio
   -- Service Class 2.....      63,036     419,657

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........ $ 2,777,711 $ 2,391,855
  VIP Mid Cap Portfolio
   -- Service Class 2.....   1,795,681   3,146,052
  VIP Overseas Portfolio
   -- Initial Class.......       4,339      17,097
  VIP Value Strategies
   Portfolio -- Service
   Class 2................      28,177      49,620
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........  34,240,070  38,414,424
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.      82,813      55,022
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........   4,894,432   5,735,239
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........   8,668,663  11,583,028
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........       2,813       8,861
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........   2,811,882   3,637,553
  Templeton Global Asset
   Allocation Fund --
   Class 2 Shares.........      88,562     573,712
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........      29,259      32,642
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........   2,142,143   2,599,209
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......     150,710     464,359
  Income Fund -- Class 1
   Shares.................     260,082     509,293
  International Equity
   Fund -- Class 1 Shares.       6,188       3,006
  Mid-Cap Equity Fund --
   Class 1 Shares.........   1,033,573   1,756,198
  Money Market Fund.......  31,656,413  41,811,652
  Premier Growth Equity
   Fund -- Class 1 Shares.      24,283     202,771
  Real Estate Securities
   Fund -- Class 1 Shares.   3,981,389   4,597,445
  S&P 500(R) Index Fund...   3,286,945   5,859,658
  Small-Cap Equity Fund
   -- Class 1 Shares......     248,750     893,253
  Total Return Fund --
   Class 1 Shares.........   2,409,413   3,394,855
  Total Return Fund --
   Class 3 Shares.........  31,427,785  37,964,239
  U.S. Equity Fund --
   Class 1 Shares.........      83,425     288,204
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares.........   8,967,548   7,093,781
  Genworth Davis NY
   Venture Fund --
   Service Shares.........     228,683     176,761
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......   7,087,604  10,259,442
  Genworth Enhanced
   International Index
   Fund -- Service Shares.   9,548,186   8,492,888
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................  29,705,778  15,907,749
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.   9,220,850  14,284,471
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........  28,701,062  18,627,269
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.   7,421,109   5,467,631
  Genworth Putnam
   International Capital
   Opportunities Fund --
   Service Shares.........   2,000,481   5,287,134
  Genworth Thornburg
   International Value
   Fund -- Service Shares.   3,023,014   5,934,694
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...         688      10,629
  Goldman Sachs Mid Cap
   Value Fund.............      93,463     201,589
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Balanced
   Portfolio -- Class 1...          --      85,865
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...  11,962,559  10,709,075
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...   6,393,322   5,395,811
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................      64,182      68,057
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...   1,968,468   2,363,529

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                           COST OF     PROCEEDS
                            SHARES       FROM
FUND/PORTFOLIO             ACQUIRED   SHARES SOLD
--------------            ----------- -----------
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1............... $ 1,575,098 $ 1,537,153
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1..   1,571,302   1,564,287
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1..     255,015     594,487
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1..      59,046      72,062
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1..   6,312,017   5,563,897
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares..      53,324     490,105
  Balanced Portfolio --
   Service Shares........   4,437,174   3,792,476
  Enterprise Portfolio
   -- Institutional
   Shares................      83,764     399,544
  Enterprise Portfolio
   -- Service Shares.....       9,709      11,951
  Flexible Bond
   Portfolio --
   Institutional Shares..       8,082      68,525
  Forty Portfolio --
   Institutional Shares..      94,657     428,868
  Forty Portfolio --
   Service Shares........   8,589,293  14,381,654
  Global Life Sciences
   Portfolio -- Service
   Shares................       1,046      58,522
  Global Technology
   Portfolio -- Service
   Shares................       4,078      11,317
  Janus Portfolio --
   Institutional Shares..       7,555      75,742
  Janus Portfolio --
   Service Shares........      15,699      45,552
  Overseas Portfolio --
   Institutional Shares..     271,328     713,990
  Overseas Portfolio --
   Service Shares........       6,570      52,852
  Worldwide Portfolio --
   Institutional Shares..      34,811     196,930
  Worldwide Portfolio --
   Service Shares........       7,298      84,494
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II..............      26,160      98,869
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I..         935      57,230
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II.   1,841,053   1,857,141
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I..      33,485      99,897
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I...............       1,098       5,170
Legg Mason Partners
  Variable Income Trust
  Legg Mason Western
   Asset Variable
   Strategic Bond
   Portfolio -- Class I..       1,921      24,800
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................     164,402     334,947
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........     107,311     410,406
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........     131,714     216,123
  MFS(R) Strategic
   Income Series --
   Service Class Shares..     236,582     602,130
  MFS(R) Total Return
   Series -- Service
   Class Shares..........   7,129,877   6,950,756
  MFS(R) Utilities
   Series -- Service
   Class Shares..........     603,612     833,833
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....       5,770      44,130
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................   1,575,002   2,041,587
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.       1,719      66,581
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....     261,884     597,411
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....      13,186      68,464
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........   6,491,594   7,006,002
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....       3,839       6,836
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........  26,704,247  18,796,568
  Oppenheimer Main
   Street Small Cap
   Fund/VA -- Service
   Shares................  16,754,231   8,613,014
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....      19,964      99,053
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................      14,475      14,205

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                           COST OF     PROCEEDS
                            SHARES       FROM
FUND/PORTFOLIO             ACQUIRED   SHARES SOLD
--------------            ----------- -----------
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares.. $   470,701 $   279,143
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........       8,076      14,293
  High Yield Portfolio
   -- Administrative
   Class Shares..........   9,892,901   7,448,461
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   5,101,419  10,445,953
  Low Duration Portfolio
   -- Administrative
   Class Shares..........  38,201,789  42,781,162
  Total Return Portfolio
   -- Administrative
   Class Shares..........  36,993,868  30,780,339
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..      11,734     104,293
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............       1,534      29,653
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............         685      40,277
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................   1,823,525   1,894,303
  Jennison Portfolio --
   Class II Shares.......      36,928      42,338
  Natural Resources
   Portfolio -- Class II
   Shares................   2,897,327   4,134,312
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............     218,792     119,895

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

   Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) represents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

  (C) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits. Bonus credits are amounts that are added by GLICNY to the premium payments received from contract owners.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

  (E) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Fund") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM currently serves as investment adviser to the Fund. As compensation for its services, GFWM is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2010 and 2009 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLICNY's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2010, 2009, 2008, 2007 and 2006 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2010 and were available to contract owners during 2010.

                                      EXPENSES AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance Funds)
 Invesco V.I. Basic Value
   Fund -- Series II shares
   2010.............................. 1.45% to 1.85% 114,541 11.85 to  8.18 1,310    0.35%       5.40% to    4.97%
   2009.............................. 1.45% to 1.85% 128,066 11.24 to  7.79 1,385    1.20%      45.60% to   45.01%
   2008.............................. 1.45% to 1.85% 139,828  7.72 to  5.37 1,041    2.36%    (52.60)% to (52.80)%
   2007.............................. 1.45% to 1.95% 147,454 16.29 to  9.96 2,313    0.38%     (0.11)% to  (0.37)%
   2006.............................. 1.45% to 2.10% 160,952 16.31 to 11.40 2,545    0.41%      11.31% to   10.58%
 Invesco V.I. Capital Appreciation
   Fund -- Series I shares
   2010.............................. 1.45% to 1.80%  43,795  8.52 to  9.19   397    0.74%      13.82% to   13.41%
   2009.............................. 1.45% to 1.80%  48,679  7.48 to  8.10   389    0.63%      19.32% to   18.90%
   2008.............................. 1.45% to 1.80%  55,101  6.27 to  6.82   367    0.00%    (43.33)% to (43.53)%
   2007.............................. 1.45% to 1.80%  75,762 11.07 to 12.07   885    0.00%      10.38% to    9.99%
   2006.............................. 1.45% to 2.10%  82,704 10.03 to 11.15   872    0.07%       4.76% to    4.07%
 Invesco V.I. Core Equity
   Fund -- Series I shares
   2010.............................. 1.45% to 1.80%  67,837 10.82 to 10.64   694    0.97%       7.97% to    7.58%
   2009.............................. 1.45% to 1.85%  67,670 10.02 to  9.88   649    2.08%      26.44% to   25.93%
   2008.............................. 1.45% to 1.85%  66,944  7.93 to  7.84   517    2.04%    (31.16)% to (31.44)%
   2007.............................. 1.45% to 1.85%  76,482 11.52 to 11.44   880    1.02%       6.54% to    6.11%
   2006.............................. 1.45% to 2.45%  89,539 10.81 to 10.74   967    0.56%       8.10% to    7.36%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                     EXPENSES AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2010............................. 1.45% to 2.20%  37,581 12.16 to  9.31   393     4.71%     15.54% to   14.66%
   2009............................. 1.45% to 2.20%  65,454 10.53 to  8.12   560     0.00%     29.20% to   28.21%
   2008............................. 1.45% to 2.20%  69,095  8.15 to  6.33   454    10.70%   (45.52)% to (45.94)%
   2007............................. 1.45% to 2.20%  42,225 14.96 to 11.71   577     9.23%    (7.14)% to  (7.85)%
   2006............................. 1.45% to 1.85%  16,378 16.11 to 14.46   263     2.58%     40.18% to   39.61%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2010............................. 1.15% to 2.55% 664,046  8.42 to  8.64 7,083     1.70%     11.31% to    9.74%
   2009............................. 1.15% to 2.55% 866,891  7.56 to  7.88 8,117     1.48%     33.36% to   31.47%
   2008............................. 1.15% to 2.55% 743,212  5.67 to  5.99 5,396     0.48%   (41.22)% to (42.05)%
   2007............................. 1.15% to 2.55% 533,253  9.65 to 10.34 7,486     0.53%   (60.83)% to    5.07%
   2006............................. 1.45% to 2.10% 204,571 15.54 to 14.22 2,783     1.76%     26.03% to   25.20%
 Invesco V.I. Large Cap Growth
   Fund -- Series I shares
   2010............................. 1.45% to 1.60%  12,759 10.15 to 10.07   129     0.46%     15.56% to   15.38%
   2009............................. 1.45% to 1.60%  23,760  8.78 to  8.73   208     0.38%     24.16% to   23.98%
   2008............................. 1.45% to 1.60%  24,337  7.07 to  7.04   171     0.01%   (39.18)% to (39.28)%
   2007............................. 1.45% to 1.60%  22,488 11.63 to 11.60   261     0.04%     13.96% to   13.78%
   2006............................. 1.45% to 2.20%  20,850 10.20 to 10.15   213     0.17%      2.03% to    1.51%
 Invesco Van Kampen V.I. Capital
   Growth Fund -- Series II shares
   2010............................. 1.45% to 1.80%  34,646 10.71 to 10.39   376     0.00%     17.83% to   17.42%
   2009............................. 1.45% to 1.80%  38,438  9.09 to  8.85   353     0.00%     63.24% to   62.66%
   2008............................. 1.45% to 1.80%  48,771  5.57 to  5.44   274     0.20%   (49.85)% to (50.03)%
   2007............................. 1.45% to 1.80%  49,554 11.10 to 10.88   558     0.00%     14.94% to   14.53%
   2006............................. 1.45% to 2.10%  30,869  9.66 to 10.46   304     0.00%      1.14% to    0.48%
 Invesco Van Kampen V.I. Comstock
   Fund -- Series II shares
   2010............................. 1.45% to 2.10% 277,959 12.37 to  9.99 3,299     0.13%     14.02% to   13.27%
   2009............................. 1.45% to 2.25% 302,568 10.85 to  7.49 3,165     4.31%     26.55% to   25.52%
   2008............................. 1.45% to 2.25% 334,381  8.58 to  5.97 2,788     2.39%   (36.73)% to (37.25)%
   2007............................. 1.15% to 2.55% 736,728  9.50 to  9.12 8,915     1.33%   (86.90)% to (12.88)%
   2006............................. 1.45% to 2.10% 361,698 14.08 to 11.68 4,981     2.30%     14.37% to   13.61%
 Invesco Van Kampen V.I. Equity and
   Income Fund -- Series II shares
   2010............................. 1.45% to 2.55% 177,501   9.88 to 9.51 1,717     1.85%     10.41% to    9.18%
   2009............................. 1.45% to 2.55% 159,548   8.95 to 8.71 1,410     2.90%     20.71% to   19.36%
   2008............................. 1.45% to 2.55% 139,317   7.41 to 7.30 1,026     3.23%   (23.80)% to (24.65)%
   2007............................. 1.45% to 2.55%  97,099   9.76 to 9.68   942     0.15%    (3.59)% to  (4.67)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2010............................. 1.45% to 2.45%   755,358 9.35  to  9.03  6,878   2.54%       8.70% to    7.60%
   2009............................. 1.45% to 2.45%   802,293 8.60  to  8.40  6,739   0.90%      22.65% to   21.40%
   2008............................. 1.45% to 2.45%   710,556 7.01  to  6.92  4,887   3.33%    (31.22)% to (31.92)%
   2007............................. 1.45% to 2.45%   264,400 10.19 to 10.16  2,686   0.00%       5.98% to    4.59%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2010............................. 1.45% to 1.80%    29,675 16.08 to 15.64    448   2.02%      16.86% to   16.45%
   2009............................. 1.45% to 1.80%    33,277 13.76 to 13.43    436   0.00%      50.97% to   50.44%
   2008............................. 1.45% to 1.80%    27,723  9.11 to  8.93    245   0.00%    (48.23)% to (48.41)%
   2007............................. 1.45% to 1.80%    36,791 17.60 to 17.31    642   0.00%      18.15% to   17.73%
   2006............................. 1.45% to 2.10%    31,707 14.90 to 11.13    470   0.00%       6.81% to    6.11%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2010............................. 1.40% to 2.10%   466,445 12.81 to  9.08  4,604   0.00%      11.22% to   10.43%
   2009............................. 1.40% to 2.20%   640,939 11.52 to  7.71  5,579   3.53%      18.66% to   17.70%
   2008............................. 1.40% to 2.20%   720,364  9.70 to  6.55  5,302   3.96%    (41.53)% to (42.00)%
   2007............................. 1.40% to 2.10%   715,181 16.60 to 12.01  9,232   1.52%       3.39% to    2.65%
   2006............................. 1.40% to 2.10%   755,540 16.05 to 11.71  9,463   1.14%      15.35% to   14.53%
 AllianceBernstein International
   Value Portfolio -- Class B
   2010............................. 1.15% to 2.55% 1,561,542  6.02 to  5.95 11,736   3.01%       3.10% to    1.64%
   2009............................. 1.15% to 2.55% 1,448,064  5.84 to  5.86 10,616   1.18%      32.81% to   30.93%
   2008............................. 1.15% to 2.55% 1,317,276  4.40 to  4.47  7,501   2.08%    (53.82)% to (54.48)%
   2007............................. 1.15% to 2.55% 1,300,461  9.52 to  9.83 17,245   2.26%    (83.43)% to  (2.59)%
   2006............................. 1.45% to 2.10%   441,968 16.12 to 15.05  6,154   1.18%      33.17% to   32.29%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2010............................. 1.45% to 1.85%   158,095  8.43 to 10.28  1,441   0.27%       8.24% to    7.80%
   2009............................. 1.45% to 1.85%   167,809  7.78 to  9.53  1,407   0.00%      35.12% to   34.57%
   2008............................. 1.45% to 1.85%   193,959  5.76 to  7.08  1,203   0.00%    (40.69)% to (40.94)%
   2007............................. 1.45% to 1.85%   224,757  9.71 to 11.99  2,366   0.00%      11.96% to   11.50%
   2006............................. 1.45% to 2.10%   249,614  8.68 to 10.72  2,364   0.00%     (2.08)% to  (2.72)%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2010............................. 1.45% to 1.80%    20,571 13.14 to 13.76    245   0.00%      34.61% to   34.14%
   2009............................. 1.45% to 1.80%    27,792  9.76 to 10.26    250   0.00%      39.23% to   38.73%
   2008............................. 1.45% to 1.80%    19,516  7.01 to  7.39    133   0.00%    (46.41)% to (46.60)%
   2007............................. 1.45% to 1.80%    12,340 13.09 to 13.85    165   0.00%      12.04% to   11.64%
   2006............................. 1.45% to 1.80%     9,706 11.68 to 12.40    116   0.00%       8.91% to    8.52%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2010........................... 1.15% to 2.55% 1,282,800 11.19 to 11.10 14,542   1.66%       3.89% to    2.42%
   2009........................... 1.15% to 2.55% 1,834,443 10.77 to 10.84 20,136   1.85%       8.97% to    7.43%
   2008........................... 1.15% to 2.55% 1,327,606  9.88 to 10.09 13,526   1.16%     (2.73)% to  (4.11)%
   2007........................... 1.45% to 2.10%    92,682 10.76 to 10.74    994   4.61%       7.92% to    7.20%
   2006........................... 1.45% to 2.10%    91,275  9.97 to 10.02    914   3.30%     (0.11)% to  (0.55)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2010........................... 1.45% to 1.60%    50,813 13.82 to 13.64    695   1.53%      12.49% to   12.32%
   2009........................... 1.45% to 1.60%    52,526 12.28 to 12.15    639   4.75%      16.38% to   16.21%
   2008........................... 1.45% to 1.85%    53,837 10.55 to  7.29    559   1.97%    (35.54)% to (35.80)%
   2007........................... 1.45% to 1.85%    54,786 16.37 to 11.36    885   1.28%     (1.52)% to  (1.93)%
   2006........................... 1.45% to 1.85%    28,453 16.62 to 11.58    465   1.77%      15.39% to   14.93%
 VP International Fund -- Class I
   2010........................... 1.45% to 2.20%    82,741 17.32 to  9.71  1,000   2.17%      11.65% to   10.80%
   2009........................... 1.45% to 2.20%   183,652 15.51 to  8.77  1,851   2.17%      31.83% to   30.82%
   2008........................... 1.45% to 2.20%   216,996 11.77 to  6.70  1,649   0.79%    (45.63)% to (46.04)%
   2007........................... 1.45% to 2.20%   190,697 21.64 to 12.42  2,771   0.54%      16.34% to   15.45%
   2006........................... 1.45% to 1.85%    86,714 18.60 to 13.83  1,199   1.15%      23.22% to   22.72%
 VP Ultra(R) Fund -- Class I
   2010........................... 1.45% to 1.60%    34,667 12.94 to 12.78    445   0.52%      14.40% to   14.23%
   2009........................... 1.45% to 1.60%    36,287 11.31 to 11.19    407   0.29%      32.53% to   32.33%
   2008........................... 1.45% to 1.85%    42,958  8.54 to  6.65    361   0.00%    (42.33)% to (42.57)%
   2007........................... 1.45% to 1.85%    58,491 14.80 to 11.58    856   0.00%      19.25% to   18.77%
   2006........................... 1.45% to 1.85%    62,792 12.41 to  9.75    771   0.00%     (4.67)% to  (5.06)%
 VP Value Fund -- Class I
   2010........................... 1.45% to 1.80%    74,186 15.35 to 14.90  1,128   2.19%      11.78% to   11.38%
   2009........................... 1.45% to 1.80%    81,262 13.73 to 13.38  1,107   5.62%      18.13% to   17.71%
   2008........................... 1.45% to 1.95%    85,679 11.62 to  6.66    983   7.93%    (27.84)% to (28.21)%
   2007........................... 1.45% to 1.95%   113,695 16.11 to  9.28  1,810   6.70%     (6.52)% to  (7.19)%
   2006........................... 1.45% to 1.85%   118,643 17.23 to 11.79  1,986   5.66%      16.94% to   16.46%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2010........................... 1.45% to 2.10%    87,666 11.73 to 10.58    927   1.40%      10.88% to   10.15%
   2009........................... 1.45% to 1.85%    91,740 10.58 to  9.72    861   2.33%      28.97% to   28.45%
   2008........................... 1.45% to 1.85%    65,163  8.20 to  7.56    512   2.11%    (37.82)% to (38.08)%
   2007........................... 1.45% to 1.85%    57,948 13.19 to 12.21    760   2.55%       0.05% to  (0.36)%
   2006........................... 1.45% to 2.10%    41,198 13.18 to 12.21    540   3.60%      19.84% to   19.05%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2010........................... 1.15% to 2.55% 7,950,714 10.20 to 10.78 89,084    1.14%      8.50% to    6.96%
   2009........................... 1.15% to 2.55% 7,477,540  9.40 to 10.08 77,717    2.06%     19.53% to   17.83%
   2008........................... 1.15% to 2.55% 6,313,532  7.86 to  8.55 55,768    3.05%   (20.60)% to (21.72)%
   2007........................... 1.45% to 2.55% 2,725,305 14.61 to 10.93 32,466    6.21%   (15.41)% to   14.10%
   2006........................... 1.45% to 2.10%   414,919 12.69 to 12.23  4,553   10.37%     14.72% to   13.97%
 BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   2010........................... 1.45% to 1.80%    28,056 10.94 to 10.68    304    0.46%     13.43% to   13.03%
   2009........................... 1.45% to 1.80%    27,270  9.64 to  9.45    261    0.36%     24.79% to   24.35%
   2008........................... 1.45% to 1.80%    27,003  7.73 to  7.60    207    0.42%   (41.75)% to (41.96)%
   2007........................... 1.45% to 1.80%    13,280 13.27 to 13.10    175    0.08%      6.49% to    6.11%
   2006........................... 1.45% to 2.10%     6,933 12.46 to 10.92     86    0.06%      5.33% to    4.64%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2010........................... 1.45% to 1.85%    53,060 12.34 to 10.63    585    0.46%     26.45% to   25.94%
   2009........................... 1.45% to 1.85%    55,132  9.76 to  8.44    482    0.70%     26.21% to   25.69%
   2008........................... 1.45% to 1.85%    39,096  7.73 to  6.72    293    3.23%   (41.08)% to (41.32)%
   2007........................... 1.45% to 1.85%    38,767 13.12 to 11.45    506    5.09%    (2.59)% to  (2.98)%
   2006........................... 1.45% to 2.10%    38,058 13.47 to 11.76    510   40.95%     10.65% to    9.93%
Columbia Funds Variable Insurance
  Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2010........................... 1.45% to 1.85%   298,755 15.75 to 10.99  3,781    0.12%     19.79% to   19.30%
   2009........................... 1.45% to 1.85%   304,481 13.15 to  9.21  3,288    0.77%     24.83% to   24.32%
   2008........................... 1.45% to 1.85%   328,028 10.53 to  7.41  2,950    0.32%   (40.33)% to (40.57)%
   2007........................... 1.45% to 2.10%   264,582 17.65 to 12.39  4,485    0.08%     15.76% to   15.00%
   2006........................... 1.45% to 2.10%   274,884 15.25 to 10.78  4,019    0.00%      4.56% to    3.87%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2010........................... 1.15% to 2.55%   708,449  7.53 to  8.44  8,690    0.69%     12.42% to   10.83%
   2009........................... 1.15% to 2.55%   770,695  6.69 to  7.62  8,300    1.90%     36.36% to   34.43%
   2008........................... 1.15% to 2.55%   735,248  4.91 to  5.67  6,156   11.36%   (49.08)% to (49.80)%
   2007........................... 1.15% to 2.55%   651,295  9.64 to 11.29 11,990    1.88%   (62.57)% to   19.81%
   2006........................... 1.45% to 2.10%   370,335 22.01 to 14.62  6,741    1.27%     21.44% to   20.64%
DWS Variable Series II
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2010........................... 1.45% to 1.80%    41,224 22.47 to 21.82    917    0.93%     20.89% to   20.46%
   2009........................... 1.45% to 1.80%    44,025 18.59 to 18.11    811    1.61%     27.41% to   26.95%
   2008........................... 1.45% to 1.80%    44,718 14.59 to 14.27    648    9.94%   (34.64)% to (34.87)%
   2007........................... 1.45% to 1.80%    59,173 22.32 to 21.91  1,312    3.81%      1.17% to    0.81%
   2006........................... 1.45% to 1.85%    50,721 22.07 to 12.67  1,113    0.41%     22.79% to   22.29%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 DWS Strategic Value VIP --
   Class B Shares
   2010........................... 1.45% to 1.80%    39,669 11.98 to 11.64    472   1.73%      10.51% to   10.12%
   2009........................... 1.45% to 1.80%    42,230 10.85 to 10.57    456   4.22%      23.13% to   22.69%
   2008........................... 1.45% to 1.80%    47,991  8.81 to  8.61    421   7.27%    (46.94)% to (47.13)%
   2007........................... 1.45% to 1.80%    63,919 16.60 to 16.29  1,057   1.05%     (3.61)% to  (3.96)%
   2006........................... 1.45% to 1.85%    54,725 17.22 to 11.91    938   1.26%      16.50% to   16.03%
 DWS Technology VIP -- Class B
   Shares
   2010........................... 1.45% to 1.80%     6,183 16.38 to 15.91    100   0.00%      16.25% to   15.84%
   2009........................... 1.45% to 1.80%    12,034 14.09 to 13.73    168   0.00%      57.61% to   57.05%
   2008........................... 1.45% to 1.80%    11,783  8.94 to  8.74    104   0.00%    (47.22)% to (47.41)%
   2007........................... 1.45% to 1.80%    11,822 16.94 to 16.63    199   0.00%      12.18% to   11.78%
   2006........................... 1.45% to 1.85%    13,491 15.10 to 10.25    203   0.00%     (1.02)% to  (1.42)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2010........................... 1.45% to 1.60%     8,475 16.03 to 15.83    135   1.04%      25.26% to   25.07%
   2009........................... 1.45% to 1.80%    10,555 12.80 to 12.47    134   1.52%      33.54% to   33.07%
   2008........................... 1.45% to 1.80%    11,688  9.58 to  9.37    112   7.53%    (41.29)% to (41.49)%
   2007........................... 1.45% to 1.80%    11,484 16.32 to 16.01    187   2.46%       0.02% to  (0.34)%
   2006........................... 1.45% to 1.85%     9,566 16.32 to 10.89    156   4.97%       6.19% to    5.76%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2010........................... 1.45% to 2.20%   140,377 10.39 to 10.01  1,443   0.01%     (1.44)% to  (2.19)%
   2009........................... 1.45% to 2.20%   110,665 10.54 to 10.24  1,154   0.20%     (1.32)% to  (2.07)%
   2008........................... 1.45% to 2.20%   269,911 10.68 to 10.46  2,859   2.14%       1.05% to    0.28%
   2007........................... 1.45% to 1.85%   104,014 10.57 to 10.63  1,091   4.69%       3.31% to    2.88%
   2006........................... 1.45% to 1.85%    79,760 10.23 to 10.33    812   4.52%       3.08% to    2.67%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2010........................... 1.45% to 1.60%    32,364  8.83 to 10.22    314   0.85%      13.15% to   12.98%
   2009........................... 1.45% to 1.60%    33,128  7.81 to  9.05    284   0.97%      31.82% to   31.62%
   2008........................... 1.45% to 1.65%    34,907  5.92 to  5.83    227   0.75%    (35.38)% to (35.51)%
   2007........................... 1.45% to 1.65%    36,226  9.16 to  9.04    364   0.52%       6.21% to    6.00%
   2006........................... 1.45% to 1.85%    38,664  8.63 to 10.83    365   0.10%       7.62% to    7.19%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2010........................... 1.45% to 2.05%   611,876 12.00 to 10.96  7,248   4.21%       7.54% to    6.88%
   2009........................... 1.15% to 2.55% 1,110,527 10.30 to  9.75 11,948   4.83%      42.65% to   40.63%
   2008........................... 1.15% to 2.55% 1,160,869  7.22 to  6.93  8,834   5.63%    (27.98)% to (28.99)%
   2007........................... 1.15% to 2.55% 1,294,362 10.02 to  9.77 13,805   5.89%       3.46% to  (3.46)%
   2006........................... 1.45% to 2.10%   815,961 10.91 to 10.43  8,850   5.81%       3.98% to    3.29%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                         EXPENSES AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- --------------------
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2010................................. 1.40% to 1.40%   8,880 10.76 to 10.76    96     0.00%      9.51% to    9.51%
 Federated Capital Income Fund II
   2010................................. 1.40% to 1.40%  11,914 10.89 to 10.89   130     5.95%     10.52% to   10.52%
   2009................................. 1.40% to 1.40%  12,641  9.85 to  9.85   125     6.70%     26.49% to   26.49%
   2008................................. 1.40% to 1.40%  15,764  7.79 to  7.79   123     5.90%   (21.50)% to (21.50)%
   2007................................. 1.40% to 1.40%  22,066  9.92 to  9.92   219     5.95%      2.57% to    2.57%
   2006................................. 1.40% to 1.40%  37,074  9.67 to  9.67   359     6.00%     14.03% to   14.03%
 Federated High Income Bond Fund II
   -- Primary Shares
   2010................................. 1.40% to 1.40%   1,589 16.11 to 16.11    26     9.17%     13.13% to   13.13%
   2009................................. 1.40% to 1.40%   7,300 14.24 to 14.24   104    12.60%     50.72% to   50.72%
   2008................................. 1.40% to 1.40%  12,518  9.45 to  9.45   118    11.69%   (27.03)% to (27.03)%
   2007................................. 1.40% to 1.40%  20,369 12.95 to 12.95   264     8.33%      1.97% to    1.97%
   2006................................. 1.40% to 1.40%  39,819 12.70 to 12.70   506     7.91%      9.26% to    9.26%
 Federated High Income Bond Fund II
   -- Service Shares
   2010................................. 1.45% to 2.10% 315,004 17.20 to 13.27 5,369     7.89%     12.72% to   11.98%
   2009................................. 1.45% to 2.10% 348,566 15.26 to 11.85 5,272    10.70%     50.27% to   49.28%
   2008................................. 1.45% to 2.10% 377,552 10.15 to  7.94 3,824    10.98%   (27.17)% to (27.65)%
   2007................................. 1.45% to 2.10% 594,397 13.94 to 10.97 8,284     7.26%      1.68% to    1.01%
   2006................................. 1.45% to 2.10% 517,591 13.71 to 10.86 7,095     7.69%      8.97% to    8.25%
 Federated Kaufmann Fund II --
   Service Shares
   2010................................. 1.15% to 2.55% 873,555  8.40 to  9.06 9,446     0.00%     16.39% to   14.75%
   2009................................. 1.15% to 2.55% 631,953  7.22 to  7.90 6,409     0.00%     27.62% to   25.81%
   2008................................. 1.15% to 2.55% 575,170  5.66 to  6.28 4,829     2.47%   (42.58)% to (43.39)%
   2007................................. 1.45% to 1.80% 199,236 22.03 to 21.67 4,211     1.68%     18.87% to   18.45%
   2006................................. 1.45% to 2.10% 196,003 18.54 to 12.00 3,466     0.58%     12.94% to   12.20%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2010................................. 1.40% to 1.40%  12,499 13.84 to 13.84   173     2.24%     12.67% to   12.67%
   2009................................. 1.40% to 1.40%  13,266 12.29 to 12.29   163     2.41%     27.31% to   27.31%
   2008................................. 1.40% to 1.40%  17,549  9.65 to  9.65   169     8.59%   (29.72)% to (29.72)%
   2007................................. 1.40% to 1.40%  25,274 13.73 to 13.73   347     6.49%     13.88% to   13.88%
   2006................................. 1.40% to 1.40%  23,134 12.06 to 12.06   279     2.81%      5.82% to    5.82%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2010................................. 1.45% to 1.85%  67,836 12.68 to 11.96   827     1.71%     12.31% to   11.86%
   2009................................. 1.45% to 1.85%  84,829 11.29 to 10.69   922     2.35%     26.89% to   26.38%
   2008................................. 1.45% to 1.85%  92,591  8.90 to  8.46   797     8.44%   (29.94)% to (30.22)%
   2007................................. 1.45% to 1.85%  88,970 12.70 to 12.12 1,092     5.68%     13.50% to   13.03%
   2006................................. 1.45% to 2.10% 105,495 11.19 to 10.68 1,146     2.33%      5.59% to    4.89%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 VIP Balanced Portfolio --
   Service Class 2
   2010........................... 1.45% to 2.55% 1,253,958 11.47 to  9.97 13,609   2.03%      16.05% to   14.76%
   2009........................... 1.45% to 2.55% 1,427,303  9.88 to  8.69 13,486   2.10%      36.32% to   34.80%
   2008........................... 1.45% to 2.55% 1,454,207  7.25 to  6.45 10,172   2.88%    (35.10)% to (35.83)%
   2007........................... 1.45% to 2.55%   734,604 11.17 to 10.05  8,065   3.79%      10.61% to    0.71%
   2006........................... 1.45% to 2.45%   108,030 10.43 to 10.36  1,122   0.00%       4.30% to    3.60%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2010........................... 1.40% to 1.40%    60,290 17.55 to 17.55  1,058   1.20%      15.58% to   15.58%
   2009........................... 1.40% to 1.40%    74,508 15.19 to 15.19  1,132   1.32%      33.81% to   33.81%
   2008........................... 1.40% to 1.40%    92,567 11.35 to 11.35  1,051   0.99%    (43.32)% to (43.32)%
   2007........................... 1.40% to 1.40%   120,994 20.02 to 20.02  2,423   4.58%      15.94% to   15.94%
   2006........................... 1.40% to 1.40%   185,766 17.27 to 17.27  3,208   1.28%      10.16% to   10.16%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2010........................... 1.45% to 2.20% 1,706,394 15.29 to  9.97 23,716   1.05%      15.23% to   14.36%
   2009........................... 1.45% to 2.25% 1,835,029 13.27 to  8.50 22,180   1.27%      33.50% to   32.42%
   2008........................... 1.45% to 2.25% 1,735,349  9.94 to  6.42 16,224   0.75%    (43.52)% to (43.98)%
   2007........................... 1.15% to 2.55% 2,178,605  9.80 to 10.97 36,516   6.02%    (34.76)% to   14.76%
   2006........................... 1.45% to 2.10% 1,669,583 15.22 to 11.89 25,289   1.07%       9.82% to    9.10%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2010........................... 1.45% to 1.70%    22,303 14.92 to 13.26    324   0.22%      16.28% to   15.98%
   2009........................... 1.45% to 1.70%    22,814 12.83 to 11.43    285   0.02%      33.82% to   33.48%
   2008........................... 1.45% to 1.70%    23,216  9.59 to  8.56    217   0.48%    (42.20)% to (42.35)%
   2007........................... 1.45% to 1.80%    23,726 16.59 to 16.31    390   6.24%       5.17% to    4.80%
   2006........................... 1.45% to 2.10%    13,774 15.77 to 12.36    216   0.26%      12.17% to   11.43%
 VIP Equity-Income Portfolio --
   Initial Class
   2010........................... 1.40% to 1.40%    41,102 12.53 to 12.53    515   1.59%      13.54% to   13.54%
   2009........................... 1.40% to 1.40%    60,015 11.04 to 11.04    663   2.26%      28.39% to   28.39%
   2008........................... 1.40% to 1.40%    68,409  8.60 to  8.60    588   2.46%    (43.46)% to (43.46)%
   2007........................... 1.40% to 1.40%    78,815 15.21 to 15.21  1,199   1.95%       0.10% to    0.10%
   2006........................... 1.40% to 1.40%   124,294 15.19 to 15.19  1,888   4.53%      18.52% to   18.52%
 VIP Equity-Income Portfolio --
   Service Class 2
   2010........................... 1.45% to 2.20%   515,050 10.62 to  8.68  5,397   1.48%      13.25% to   12.39%
   2009........................... 1.45% to 2.25%   627,687  9.38 to  7.04  5,814   2.04%      28.00% to   26.96%
   2008........................... 1.45% to 2.25%   698,722  7.33 to  5.54  5,077   1.55%    (43.64)% to (44.10)%
   2007........................... 1.15% to 2.55% 1,070,884  9.64 to  9.38 13,459   2.64%    (45.31)% to  (9.14)%
   2006........................... 1.45% to 2.10%   669,782 13.03 to 12.16  8,918   4.24%      18.20% to   17.42%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                     EXPENSES AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 VIP Growth & Income Portfolio --
   Initial Class
   2010............................. 1.40% to 1.40%  20,252 11.20 to 11.20    227   0.71%      13.27% to   13.27%
   2009............................. 1.40% to 1.40%  23,834  9.88 to  9.88    236   1.11%      25.43% to   25.43%
   2008............................. 1.40% to 1.40%  25,372  7.88 to  7.88    200   3.52%    (42.52)% to (42.52)%
   2007............................. 1.40% to 1.40%  41,008 13.71 to 13.71    562   4.94%      10.55% to   10.55%
   2006............................. 1.40% to 1.40%  74,507 12.40 to 12.40    924   0.96%      11.60% to   11.60%
 VIP Growth & Income Portfolio --
   Service Class 2
   2010............................. 1.45% to 1.80% 154,053 10.33 to 10.50  1,571   0.45%      12.89% to   12.49%
   2009............................. 1.45% to 1.80% 176,197  9.15 to  9.33  1,596   0.88%      25.17% to   24.73%
   2008............................. 1.45% to 1.80% 187,975  7.31 to  7.48  1,389   3.00%    (42.74)% to (42.95)%
   2007............................. 1.45% to 1.80% 278,837 12.76 to 13.12  3,625   4.09%      10.23% to    9.83%
   2006............................. 1.45% to 2.10% 296,700 11.58 to 11.93  3,505   0.70%      11.22% to   10.49%
 VIP Growth Opportunities Portfolio
   -- Initial Class
   2010............................. 1.40% to 1.40%  17,119  8.56 to  8.56    147   0.19%      22.01% to   22.01%
   2009............................. 1.40% to 1.40%  21,468  7.02 to  7.02    151   0.47%      43.81% to   43.81%
   2008............................. 1.40% to 1.40%  24,442  4.88 to  4.88    119   0.38%    (55.65)% to (55.65)%
   2007............................. 1.40% to 1.40%  30,097 11.00 to 11.00    331   0.00%      21.45% to   21.45%
   2006............................. 1.40% to 1.40%  46,104  9.06 to  9.06    418   0.74%       3.98% to    3.98%
 VIP Growth Portfolio -- Initial
   Class
   2010............................. 1.40% to 1.40%  41,695 11.01 to 11.01    459   0.58%      22.44% to   22.44%
   2009............................. 1.40% to 1.40%  53,162  8.99 to  8.99    478   0.54%      26.49% to   26.49%
   2008............................. 1.40% to 1.40%  56,296  7.11 to  7.11    400   0.76%    (47.91)% to (47.91)%
   2007............................. 1.40% to 1.40%  73,108 13.65 to 13.65    998   0.93%      25.18% to   25.18%
   2006............................. 1.40% to 1.40% 101,370 10.90 to 10.90  1,105   0.41%       5.36% to    5.36%
 VIP Growth Portfolio --
   Service Class 2
   2010............................. 1.45% to 2.10% 142,010  8.83 to 10.51  1,319   0.34%      22.07% to   21.26%
   2009............................. 1.45% to 2.10% 183,390  7.23 to  8.67  1,391   0.28%      26.11% to   25.28%
   2008............................. 1.45% to 2.10% 219,313  5.74 to  6.92  1,322   0.60%    (48.07)% to (48.42)%
   2007............................. 1.45% to 2.10% 203,223 11.05 to 13.41  2,367   0.46%      24.81% to   23.99%
   2006............................. 1.45% to 2.10% 221,605  8.85 to 10.82  2,071   0.16%       5.03% to    4.34%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2010............................. 1.45% to 1.70% 173,805 11.60 to 11.47  2,004   4.72%        5.99% to   5.72%
   2009............................. 1.45% to 2.25% 144,762 10.95 to 10.71  1,577   9.44%       13.80% to  12.87%
   2008............................. 1.45% to 2.25%  46,490  9.62 to  9.49    446   2.31%      (4.86)% to (5.63)%
   2007............................. 1.15% to 2.55% 347,294 10.09 to 10.04  3,497   0.10%       16.01% to   0.55%
 VIP Mid Cap Portfolio -- Service
   Class 2
   2010............................. 1.40% to 2.10% 477,695 26.13 to 14.01 10,412   0.44%      26.78% to   25.87%
   2009............................. 1.40% to 2.25% 538,782 20.61 to  9.16  9,369   1.00%      37.80% to   36.61%
   2008............................. 1.40% to 2.25% 573,688 14.96 to  6.71  7,308   5.06%    (40.45)% to (40.97)%
   2007............................. 1.15% to 2.55% 932,561  9.78 to 10.55 18,948   0.60%    (38.24)% to    8.25%
   2006............................. 1.40% to 2.10% 828,300 22.09 to 12.19 15,885   1.17%      10.84% to   10.05%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                 EXPENSES AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Overseas Portfolio --
   Initial Class
   2010......................... 1.40% to 1.40%     16,078 12.65 to 12.65     203    1.60%     11.53% to   11.53%
   2009......................... 1.40% to 1.40%     17,177 11.34 to 11.34     195    2.28%     24.76% to   24.76%
   2008......................... 1.40% to 1.40%     22,460  9.09 to  9.09     204    4.80%   (44.59)% to (44.59)%
   2007......................... 1.40% to 1.40%     39,584 16.41 to 16.41     650    3.25%     15.66% to   15.66%
   2006......................... 1.40% to 1.40%     57,246 14.19 to 14.19     812    1.60%     16.43% to   16.43%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2010......................... 1.45% to 1.80%     30,412 12.52 to 12.22     368    0.30%     24.51% to   24.07%
   2009......................... 1.45% to 1.80%     31,204 10.05 to  9.85     310    0.36%     54.87% to   54.32%
   2008......................... 1.45% to 1.80%     31,213  6.49 to  6.38     202   15.58%   (51.99)% to (52.17)%
   2007......................... 1.45% to 1.80%     33,726 13.52 to 13.34     454    6.67%      3.90% to    3.53%
   2006......................... 1.45% to 2.10%     22,966 13.01 to 11.65     298    1.92%     14.33% to   13.58%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2010......................... 1.15% to 2.55%  9,364,828 10.24 to  9.57 104,206    6.64%     11.38% to    9.80%
   2009......................... 1.15% to 2.55% 10,222,675  9.20 to  8.72 103,031    8.23%     34.04% to   32.14%
   2008......................... 1.15% to 2.55% 11,580,979  6.86 to  6.60  87,782    6.15%   (30.47)% to (31.45)%
   2007......................... 1.45% to 2.55%  8,556,750 12.40 to  9.63  97,169    3.41%      3.33% to  (5.51)%
   2006......................... 1.45% to 2.10%  2,999,655 12.13 to 11.29  34,118    2.54%     16.53% to   15.76%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2010......................... 1.45% to 1.60%     36,531 13.55 to 13.38     491    0.89%      9.97% to    9.80%
   2009......................... 1.45% to 1.60%     34,122 12.32 to 12.18     418    1.39%     27.85% to   27.66%
   2008......................... 1.45% to 1.95%     41,287  9.64 to  6.69     379    3.78%   (35.48)% to (35.81)%
   2007......................... 1.45% to 1.95%     46,099 14.93 to 10.42     662    0.82%      4.68% to    4.18%
   2006......................... 1.45% to 1.85%     82,175 14.27 to 10.90   1,037    0.70%      9.29% to    8.85%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2010......................... 1.45% to 2.55%  2,240,432  8.74 to  8.42  19,331    2.14%      8.66% to    7.44%
   2009......................... 1.45% to 2.55%  2,351,040  8.05 to  7.84  18,728    2.64%     28.36% to   26.93%
   2008......................... 1.45% to 2.55%  2,297,102  6.27 to  6.17  14,294    2.96%   (36.80)% to (37.51)%
   2007......................... 1.45% to 2.55%    805,962  9.92 to  9.88   7,970    0.00%    (2.52)% to  (3.43)%
 Mutual Shares Securities
   Fund -- Class 2 Shares
   2010......................... 1.15% to 2.55%  1,183,390  8.25 to  7.80  11,872    1.45%      9.92% to    8.36%
   2009......................... 1.15% to 2.55%  1,540,991  7.50 to  7.20  13,787    1.95%     24.60% to   22.83%
   2008......................... 1.15% to 2.55%  1,297,225  6.02 to  5.86   9,528    3.12%   (37.83)% to (38.72)%
   2007......................... 1.45% to 2.20%    371,527 17.38 to 10.99   5,631    2.25%      1.97% to    1.19%
   2006......................... 1.45% to 1.85%    223,286 17.04 to 12.40   3,155    1.19%     16.67% to   16.20%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                          NET   INVESTMENT
                                    % OF AVERAGE                         ASSETS   INCOME
                                   NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- ------- -------------- ------ ---------- --------------------
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2010........................... 1.40% to 1.40%   3,148 13.05 to 13.05    41     1.99%      7.16% to    7.16%
   2009........................... 1.40% to 1.40%   3,719 12.18 to 12.18    45     3.60%     35.42% to   35.42%
   2008........................... 1.40% to 1.40%   4,067  8.99 to  8.99    37     4.00%   (41.07)% to (41.07)%
   2007........................... 1.40% to 1.40%   5,660 15.26 to 15.26    86     2.39%     14.16% to   14.16%
   2006........................... 1.40% to 1.40%   9,537 13.37 to 13.37   127     1.46%     20.00% to   20.00%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2010........................... 1.45% to 2.20% 194,363 18.26 to 10.10 3,075     1.88%      6.84% to    6.02%
   2009........................... 1.45% to 2.20% 283,523 17.09 to  9.52 3,787     3.36%     35.06% to   34.03%
   2008........................... 1.45% to 2.20% 314,570 12.65 to  7.10 3,021     3.42%   (41.24)% to (41.69)%
   2007........................... 1.45% to 2.20% 341,692 21.54 to 12.18 5,688     2.13%     13.77% to   12.90%
   2006........................... 1.45% to 1.85% 190,711 18.93 to 12.96 3,124     1.19%     19.69% to   19.20%
 Templeton Global Bond Securities
   Fund -- Class 1 Shares
   2010........................... 1.40% to 1.40%   3,826 16.53 to 16.53    63     1.99%     13.11% to   13.11%
   2009........................... 1.40% to 1.40%   3,978 14.62 to 14.62    58    15.29%     17.34% to   17.34%
   2008........................... 1.40% to 1.40%   3,720 12.46 to 12.46    46     3.84%      4.97% to    4.97%
   2007........................... 1.40% to 1.40%   7,313 11.87 to 11.87    87     3.59%      9.71% to    9.71%
   2006........................... 1.40% to 1.40%  16,256 10.82 to 10.82   176     3.20%     11.56% to   11.56%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2010........................... 1.45% to 2.20% 323,330  8.67 to  8.36 2,689     1.35%      5.84% to    5.03%
   2009........................... 1.45% to 2.20% 383,751  8.19 to  7.96 3,020     3.08%     29.20% to   28.22%
   2008........................... 1.45% to 2.20% 360,804  6.34 to  6.21 2,215     1.58%   (43.16)% to (43.59)%
   2007........................... 1.45% to 1.80% 185,703 11.15 to 11.08 2,066     1.50%      0.86% to    0.49%
   2006........................... 1.45% to 2.45%  40,008 11.05 to 10.98   442     0.33%     10.55% to    9.80%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2010........................... 1.45% to 1.80% 122,615 11.41 to 11.72 1,368     1.29%      9.96% to    9.57%
   2009........................... 1.45% to 1.80% 151,515 10.38 to 10.69 1,557     1.26%     23.58% to   23.14%
   2008........................... 1.45% to 1.80% 146,011  8.40 to  8.68 1,239     1.25%   (33.91)% to (34.15)%
   2007........................... 1.45% to 1.80% 163,427 12.70 to 13.19 2,133     1.91%      8.49% to    8.11%
   2006........................... 1.45% to 2.10% 179,951 11.71 to 11.74 2,167     1.85%     16.15% to   15.38%
Income Fund -- Class 1 Shares
   2010........................... 1.40% to 1.80% 169,659 14.77 to 12.10 2,054     3.11%      6.06% to    5.63%
   2009........................... 1.40% to 1.80% 192,545 13.92 to 11.45 2,211     4.01%      6.37% to    5.94%
   2008........................... 1.40% to 1.80% 249,065 13.09 to 10.81 2,728     4.77%    (6.44)% to  (6.82)%
   2007........................... 1.40% to 1.80% 317,169 13.99 to 11.60 3,774     5.76%      3.35% to    2.93%
   2006........................... 1.40% to 2.10% 571,907 13.54 to 10.19 6,423     6.48%      2.92% to    2.18%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                      EXPENSES AS A                             NET   INVESTMENT
                                       % OF AVERAGE                            ASSETS   INCOME
                                      NET ASSETS (1)   UNITS      UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ---------- -------------- ------ ---------- --------------------
International Equity Fund --
  Class 1 Shares
   2010.............................. 1.40% to 1.40%      5,934 11.57 to 11.57     69   0.80%       3.39% to    3.39%
   2009.............................. 1.40% to 1.40%      5,575 11.19 to 11.19     62   1.71%      25.93% to   25.93%
   2008.............................. 1.40% to 1.40%     11,387  8.88 to  8.88    101   6.12%    (46.60)% to (46.60)%
   2007.............................. 1.40% to 1.40%     13,233 16.63 to 16.63    220   1.73%      21.25% to   21.25%
   2006.............................. 1.40% to 1.40%     14,355 13.72 to 13.72    197   1.10%      22.95% to   22.95%
Mid-Cap Equity Fund -- Class 1
  Shares
   2010.............................. 1.40% to 2.25%    164,746 21.01 to 11.43  2,700   0.32%      24.42% to   23.35%
   2009.............................. 1.40% to 2.25%    212,883 16.89 to  9.27  2,807   0.25%      39.47% to   38.27%
   2008.............................. 1.40% to 2.25%    244,140 12.11 to  6.70  2,304   0.22%    (38.69)% to (39.22)%
   2007.............................. 1.15% to 2.55%    475,563  9.75 to 10.21  6,953   2.22%    (43.35)% to    3.13%
   2006.............................. 1.40% to 2.10%    376,443 17.79 to 11.12  5,515   1.52%       6.89% to    6.13%
Money Market Fund
   2010.............................. 1.40% to 2.45% 12,972,983 11.88 to  9.89 17,514   0.00%     (1.40)% to  (2.45)%
   2009.............................. 1.40% to 2.45% 18,995,617 12.05 to 10.14 27,913   0.27%     (1.13)% to  (2.18)%
   2008.............................. 1.40% to 2.45% 15,776,834 12.19 to 10.37 30,509   1.71%       0.81% to  (0.26)%
   2007.............................. 1.40% to 2.20%  7,478,410 12.09 to 10.44 11,295   4.78%       3.45% to    2.60%
   2006.............................. 1.40% to 2.10%  6,001,548 11.69 to 10.30  9,298   4.54%       3.17% to    2.43%
Premier Growth Equity Fund --
  Class 1 Shares
   2010.............................. 1.40% to 1.80%     96,802  9.60 to 10.33  1,020   0.22%      10.05% to    9.60%
   2009.............................. 1.40% to 1.80%    113,109  8.72 to  9.43  1,084   0.36%      36.80% to   36.24%
   2008.............................. 1.40% to 1.80%    123,394  6.38 to  6.92    863   0.41%    (37.55)% to (37.80)%
   2007.............................. 1.40% to 1.80%    163,769 10.21 to 11.13  1,819   0.42%       3.86% to    3.43%
   2006.............................. 1.40% to 2.10%    240,727  9.83 to 10.72  2,512   0.41%       7.55% to    6.78%
Real Estate Securities Fund -- Class
  1 Shares
   2010.............................. 1.15% to 2.55%    352,419  9.75 to  8.41  4,865   1.86%      27.46% to   25.66%
   2009.............................. 1.15% to 2.55%    430,560  7.65 to  6.69  4,631   5.32%      34.21% to   32.30%
   2008.............................. 1.15% to 2.55%    419,691  5.70 to  5.06  3,530   6.22%    (36.77)% to (37.67)%
   2007.............................. 1.40% to 1.80%    184,849 26.60 to 19.42  3,739   6.36%    (16.06)% to (16.40)%
   2006.............................. 1.40% to 2.10%    197,475 31.69 to 13.26  4,802   2.92%      31.17% to   30.24%
S&P 500(R) Index Fund
   2010.............................. 1.40% to 2.25%  1,521,051 10.97 to  8.72 15,921   1.71%      13.23% to   12.25%
   2009.............................. 1.40% to 2.25%  1,801,232  9.69 to  7.77 16,680   2.21%      24.53% to   23.46%
   2008.............................. 1.40% to 2.25%  1,958,296  7.78 to  6.29 14,564   1.58%    (38.28)% to (38.82)%
   2007.............................. 1.15% to 2.55%  3,517,982  9.69 to  9.82 42,063   1.73%    (53.88)% to  (2.71)%
   2006.............................. 1.40% to 2.10%  3,485,365 12.17 to 11.52 40,507   1.68%      13.82% to   13.01%
Small-Cap Equity Fund -- Class 1
  Shares
   2010.............................. 1.40% to 1.80%    192,586 17.71 to 13.72  2,809   0.16%      25.69% to   25.18%
   2009.............................. 1.40% to 1.80%    240,160 14.09 to 10.96  2,802   0.00%      29.05% to   28.53%
   2008.............................. 1.40% to 1.80%    268,919 10.92 to  8.53  2,451   0.41%    (38.47)% to (38.72)%
   2007.............................. 1.40% to 1.85%    400,457 17.74 to 11.34  5,981   3.04%       0.95% to    0.48%
   2006.............................. 1.40% to 2.10%    427,366 17.58 to 11.25  6,337   0.78%      11.69% to   10.89%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
Total Return Fund -- Class 1
  Shares
   2010........................... 1.40% to 2.10%  1,355,267 14.72 to 10.99  17,060   1.40%       8.11% to    7.34%
   2009........................... 1.40% to 2.10%  1,438,791 13.62 to 10.24  16,812   1.49%      19.12% to   18.27%
   2008........................... 1.40% to 2.10%  1,880,860 11.43 to  8.65  18,765   1.80%    (30.28)% to (30.77)%
   2007........................... 1.40% to 2.10%  2,365,482 16.40 to 12.50  34,267   2.44%      10.11% to    9.32%
   2006........................... 1.40% to 2.10%  2,336,793 14.89 to 11.44  30,823   1.96%      12.16% to   11.37%
 Total Return Fund -- Class 3
   Shares
   2010........................... 1.35% to 2.55% 12,922,537  8.78 to  8.98 123,799   1.18%       7.89% to    6.58%
   2009........................... 1.35% to 2.55% 13,508,474  8.13 to  8.43 120,957   1.48%      18.94% to   17.50%
   2008........................... 1.45% to 2.55% 12,950,121  8.13 to  7.17  98,633   2.24%    (30.39)% to (31.17)%
   2007........................... 1.40% to 2.55%  8,909,381 11.67 to 10.42 101,761   3.58%       9.89% to    6.37%
   2006........................... 1.40% to 2.45%  2,539,286 10.62 to 10.55  26,848   4.45%       6.24% to    5.49%
 U.S. Equity Fund -- Class 1
   Shares
   2010........................... 1.40% to 1.80%    100,564 12.55 to 10.70   1,070   1.02%       8.72% to    8.28%
   2009........................... 1.40% to 1.80%    120,812 11.55 to  9.88   1,182   1.19%      29.79% to   29.26%
   2008........................... 1.40% to 1.80%    130,897  8.90 to  7.64     990   1.74%    (36.95)% to (37.21)%
   2007........................... 1.40% to 1.80%    143,327 14.11 to 12.17   1,768   0.81%       6.49% to    6.06%
   2006........................... 1.40% to 2.10%    237,436 13.25 to 11.47   2,860   1.37%      14.50% to   13.69%
Genworth Variable Insurance Trust
 Genworth Calamos Growth
   Fund -- Service Shares
   2010........................... 1.15% to 2.55%    229,135 11.82 to 11.44   2,675   0.29%      23.59% to   21.84%
   2009........................... 1.45% to 1.70%      5,563  9.53 to  9.50      53   0.00%      48.17% to   47.79%
   2008........................... 1.70% to 1.70%      1,352  6.43 to  6.43       9   0.00%    (75.52)% to (75.52)%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2010........................... 1.45% to 1.70%     56,534  9.93 to  9.87     559   0.04%       9.71% to    9.43%
   2009........................... 1.45% to 1.70%     49,213  9.05 to  9.02     445   0.32%      28.88% to   28.55%
   2008........................... 1.45% to 1.70%     35,816  7.02 to  7.01     251   0.27%    (67.57)% to (67.65)%
 Genworth Eaton Vance Large
   Cap Value Fund -- Service
   Shares
   2010........................... 1.15% to 2.55%    816,424  9.42 to  9.11   7,589   0.76%       7.90% to    6.37%
   2009........................... 1.15% to 2.55%  1,223,451  8.73 to  8.57  10,596   1.42%      14.81% to   13.19%
   2008........................... 1.15% to 2.55%    904,145  7.60 to  7.57   6,859   0.61%    (58.22)% to (58.81)%
 Genworth Enhanced
   International Index Fund --
   Service Shares
   2010........................... 1.45% to 2.05%     58,894 10.93 to 10.88     643   1.19%      14.05% to   13.35%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2010........................... 1.15% to 2.55%  2,013,846 11.82 to 11.43  23,492   6.20%       3.94% to    2.46%
   2009........................... 1.15% to 2.55%    916,393 11.37 to 11.16  10,341   6.47%       7.33% to    5.81%
   2008........................... 1.15% to 2.55%    622,817 10.59 to 10.55   6,585   0.90%      20.16% to   18.48%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                  EXPENSES AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 Genworth Legg Mason
   ClearBridge Aggressive Growth
   Fund -- Service Shares
   2010.......................... 1.15% to 2.55%   580,338 12.08 to 11.68  6,917    2.16%     22.44% to   20.71%
   2009.......................... 1.15% to 2.55% 1,232,073  9.86 to  9.68 12,058    0.02%     31.95% to   30.08%
   2008.......................... 1.15% to 2.55% 1,073,627  7.48 to  7.44  8,009    0.07%   (60.39)% to (60.95)%
 Genworth PIMCO StocksPLUS
   Fund -- Service Shares
   2010.......................... 1.15% to 2.55% 2,263,027 12.12 to 11.73 27,072    8.51%     16.16% to   14.51%
   2009.......................... 1.15% to 2.55% 1,577,381 10.44 to 10.24 16,336   11.02%     44.02% to   41.98%
   2008.......................... 1.15% to 2.55% 1,487,679  7.25 to  7.21 10,759    4.68%   (64.12)% to (64.63)%
 Genworth PYRAMIS(R) Small/Mid
   Cap Core Fund -- Service
   Shares
   2010.......................... 1.15% to 2.55%   665,440 10.53 to 10.19  6,914    2.73%     22.44% to   20.71%
   2009.......................... 1.15% to 2.55%   447,138  8.60 to  8.44  3,815    0.87%     30.66% to   28.81%
   2008.......................... 1.15% to 2.55%   383,490  6.58 to  6.55  2,519    0.73%   (73.59)% to (73.96)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2010.......................... 1.40% to 1.40%     8,427 10.71 to 10.71     90    0.79%      9.64% to    9.64%
   2009.......................... 1.40% to 1.40%     9,403  9.77 to  9.77     92    1.81%     16.67% to   16.67%
   2008.......................... 1.40% to 1.40%     9,686  8.37 to  8.37     81    1.77%   (35.44)% to (35.44)%
   2007.......................... 1.40% to 1.40%    15,174 12.97 to 12.97    197    2.81%      0.07% to    0.07%
   2006.......................... 1.40% to 1.40%    25,952 12.96 to 12.96    336    1.42%     20.92% to   20.92%
Goldman Sachs Mid Cap Value Fund
   2010.......................... 1.40% to 2.10%    51,495 25.80 to 11.58    873    0.69%     23.26% to   22.38%
   2009.......................... 1.40% to 2.10%    56,556 20.94 to  9.47    799    1.66%     31.30% to   30.36%
   2008.......................... 1.40% to 2.10%    70,748 15.95 to  7.26    744    0.89%   (37.94)% to (38.38)%
   2007.......................... 1.40% to 2.10%    91,608 25.69 to 11.78  1,694    2.96%      1.75% to    1.02%
   2006.......................... 1.40% to 2.10%   121,653 25.25 to 11.66  2,488    2.89%     14.54% to   13.73%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2010.......................... 1.45% to 2.20%   467,767 12.70 to 12.26  5,798    4.00%      7.65% to    6.83%
   2009.......................... 1.45% to 2.20%   369,762 11.80 to 11.47  4,292    4.03%      8.04% to    7.22%
   2008.......................... 1.45% to 2.20%   146,151 10.92 to 10.70  1,569    4.96%    (0.16)% to  (0.92)%
   2007.......................... 1.45% to 2.20%   144,682 10.94 to 10.80  1,553    4.62%      3.96% to    4.76%
   2006.......................... 1.45% to 2.20%    84,908 10.44 to 10.39    883    0.00%      4.40% to    3.87%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2010.......................... 1.45% to 2.20%   211,322  9.79 to  9.45  1,956    2.32%     12.75% to   11.89%
   2009.......................... 1.45% to 2.20%    83,741  8.68 to  8.44    691    2.56%     24.60% to   23.66%
   2008.......................... 1.45% to 2.20%    88,352  6.97 to  6.83    589    1.85%   (38.12)% to (38.59)%
   2007.......................... 1.45% to 2.20%    49,360 11.26 to 11.12    539    0.10%      3.56% to    2.77%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                      EXPENSES AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
 JPMorgan Insurance Trust
   International Equity Portfolio --
   Class 1
   2010.............................. 1.45% to 1.80%  10,651 14.71 to 14.63   156    0.29%       5.61% to    5.23%
   2009.............................. 1.45% to 1.80%  11,147 13.93 to 13.90   155    1.50%      61.66% to   61.09%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2010.............................. 1.45% to 2.20%  48,604 10.20 to  9.84   481    1.14%      14.42% to   13.55%
   2009.............................. 1.45% to 2.20%  94,977  8.91 to  8.66   826    0.79%      32.37% to   31.37%
   2008.............................. 1.45% to 2.20% 109,254  6.73 to  6.60   721    0.93%    (40.10)% to (40.56)%
   2007.............................. 1.45% to 2.20%  78,091 11.24 to 11.10   866    0.00%       9.92% to    9.08%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2010.............................. 1.45% to 2.20%  55,803  9.89 to  9.55   537    1.35%      17.79% to   16.90%
   2009.............................. 1.45% to 2.20%  49,189  8.40 to  8.17   404    1.56%      33.70% to   32.68%
   2008.............................. 1.45% to 2.20%  55,839  6.28 to  6.16   344    1.61%    (39.70)% to (40.16)%
   2007.............................. 1.45% to 2.20%  78,269 10.42 to 10.29   805    0.28%       1.37% to    0.59%
   2006.............................. 1.45% to 2.20%   6,621 10.28 to 10.23    68    0.00%       2.79% to    2.27%
 JPMorgan Insurance Trust Mid Cap
   Growth Portfolio -- Class 1
   2010.............................. 1.45% to 2.20%  51,570 11.17 to 10.78   566    0.00%      23.81% to   22.87%
   2009.............................. 1.45% to 2.20%  47,512  9.02 to  8.77   423    0.00%      40.97% to   39.89%
   2008.............................. 1.45% to 2.20%  47,955  6.40 to  6.27   304    0.97%    (44.60)% to (45.03)%
   2007.............................. 1.45% to 1.80%   3,588 11.56 to 11.49    41    1.80%      15.53% to   15.12%
   2006.............................. 1.45% to 2.20%     229 10.00 to  9.95     2    0.00%       0.02% to  (0.48)%
 JPMorgan Insurance Trust Mid Cap
   Value Portfolio -- Class 1
   2010.............................. 1.45% to 1.80% 115,040 15.68 to 15.59 1,800    1.23%      21.67% to   21.23%
   2009.............................. 1.45% to 1.80% 139,155 12.89 to 12.86 1,792    0.00%      44.45% to   43.94%
 JPMorgan Insurance Trust Small Cap
   Core Portfolio -- Class 1
   2010.............................. 1.45% to 1.80%  20,145 16.19 to 16.09   325    0.00%      25.28% to   24.84%
   2009.............................. 1.45% to 1.80%  20,733 12.92 to 12.89   268    0.24%      44.96% to   44.45%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2010.............................. 1.45% to 2.20% 200,899 11.36 to 10.96 2,155    0.95%      11.93% to   11.08%
   2009.............................. 1.45% to 2.20% 114,272 10.14 to  9.86 1,108    2.52%      31.74% to   30.74%
   2008.............................. 1.45% to 2.20% 112,817  7.70 to  7.54   830    6.33%    (35.75)% to (36.24)%
   2007.............................. 1.45% to 2.20%  65,693 11.98 to 11.83   762    0.13%       8.84% to    8.01%
Janus Aspen Series
 Balanced Portfolio -- Institutional
   Shares
   2010.............................. 1.40% to 1.40%  75,476 19.60 to 19.60 1,480    2.68%       6.87% to    6.87%
   2009.............................. 1.40% to 1.40%  99,658 18.34 to 18.34 1,828    2.98%      24.13% to   24.13%
   2008.............................. 1.40% to 1.40% 112,505 14.78 to 14.78 1,663    2.62%    (17.02)% to (17.02)%
   2007.............................. 1.40% to 1.40% 141,408 17.81 to 17.81 2,518    2.47%       8.98% to    8.98%
   2006.............................. 1.40% to 1.40% 193,839 16.34 to 16.34 3,168    1.99%       9.17% to    9.17%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Balanced Portfolio -- Service
   Shares
   2010............................ 1.15% to 2.55% 1,221,868 10.84 to 10.86 14,834   2.57%       6.88% to    5.36%
   2009............................ 1.15% to 2.55% 1,156,760 10.14 to 10.31 13,452   2.87%      24.14% to   22.38%
   2008............................ 1.45% to 2.55%   906,647 11.10 to  8.43  8,891   2.53%    (17.28)% to (18.20)%
   2007............................ 1.45% to 2.55%   731,461 13.41 to 10.30  9,276   2.34%       8.68% to    4.51%
   2006............................ 1.45% to 2.10%   535,990 12.34 to 11.22  6,602   1.97%       8.82% to    8.10%
 Enterprise Portfolio --
   Institutional Shares
   2010............................ 1.40% to 1.40%    61,595 17.02 to 17.02  1,048   0.07%      24.09% to   24.09%
   2009............................ 1.40% to 1.40%    82,300 13.72 to 13.72  1,129   0.00%      42.80% to   42.80%
   2008............................ 1.40% to 1.40%    90,364  9.61 to  9.61    868   0.23%    (44.51)% to (44.51)%
   2007............................ 1.40% to 1.40%   118,780 17.31 to 17.31  2,056   0.19%      20.33% to   20.33%
   2006............................ 1.40% to 1.40%   178,962 14.39 to 14.39  2,575   0.00%      12.03% to   12.03%
 Enterprise Portfolio -- Service
   Shares
   2010............................ 1.45% to 1.60%    11,527 12.67 to 17.38    166   0.00%      23.70% to   23.51%
   2009............................ 1.45% to 1.60%    11,561 10.24 to 14.07    133   0.00%      42.35% to   42.13%
   2008............................ 1.45% to 1.80%    14,419  7.19 to  9.76    116   0.06%    (44.67)% to (44.87)%
   2007............................ 1.45% to 1.80%    18,858 13.00 to 17.71    274   0.06%      19.97% to   19.54%
   2006............................ 1.45% to 1.80%    30,009 10.84 to 14.82    355   0.00%      11.67% to   11.27%
 Flexible Bond Portfolio --
   Institutional Shares
   2010............................ 1.40% to 1.40%     4,142 18.11 to 18.11     75   5.87%       6.46% to    6.46%
   2009............................ 1.40% to 1.40%     7,824 17.01 to 17.01    133   4.09%      11.64% to   11.64%
   2008............................ 1.40% to 1.40%    10,265 15.24 to 15.24    156   4.03%       4.54% to    4.54%
   2007............................ 1.40% to 1.40%    15,368 14.57 to 14.57    224   4.56%       5.53% to    5.53%
   2006............................ 1.40% to 1.40%    22,072 13.81 to 13.81    305   4.71%       2.76% to    2.76%
 Forty Portfolio -- Institutional
   Shares
   2010............................ 1.40% to 1.40%    72,655 18.37 to 18.37  1,335   0.33%       5.26% to    5.26%
   2009............................ 1.40% to 1.40%    91,156 17.45 to 17.45  1,591   0.04%      44.29% to   44.29%
   2008............................ 1.40% to 1.40%    98,316 12.09 to 12.09  1,189   0.13%    (44.94)% to (44.94)%
   2007............................ 1.40% to 1.40%   132,400 21.96 to 21.96  2,908   0.32%      35.07% to   35.07%
   2006............................ 1.40% to 1.40%   187,346 16.26 to 16.26  3,047   0.33%       7.82% to    7.82%
 Forty Portfolio -- Service Shares
   2010............................ 1.15% to 2.55%   800,425  8.31 to 10.06  8,527   0.20%       5.26% to    3.77%
   2009............................ 1.15% to 2.55% 1,461,457  7.89 to  9.70 14,197   0.01%      44.34% to   42.29%
   2008............................ 1.15% to 2.55% 1,321,204  5.47 to  6.81  9,157   0.01%    (44.95)% to (45.73)%
   2007............................ 1.15% to 2.55%   394,414  9.93 to 12.56  5,860   0.21%    (12.17)% to   40.38%
   2006............................ 1.45% to 2.10%   162,268 11.68 to 11.15  1,844   0.20%       7.54% to    6.83%
 Global Technology Portfolio --
   Service Shares
   2010............................ 1.45% to 1.80%     1,033  9.69 to 12.13     12   0.00%      22.59% to   22.16%
   2009............................ 1.45% to 1.80%     1,592  7.90 to  9.93     15   0.00%      54.62% to   54.07%
   2008............................ 1.45% to 1.80%     1,885  5.11 to  6.45     11   0.10%    (44.79)% to (44.98)%
   2007............................ 1.45% to 1.80%     4,628  9.26 to 11.72     53   0.29%      19.92% to   19.50%
   2006............................ 1.45% to 1.80%     7,179  7.72 to  9.81     67   0.00%       6.27% to    5.89%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                          EXPENSES AS A                          NET   INVESTMENT
                                           % OF AVERAGE                         ASSETS   INCOME
                                          NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                          -------------- ------- -------------- ------ ---------- --------------------
 Janus Portfolio -- Institutional Shares
   2010.................................. 1.40% to 1.40%  60,346 11.11 to 11.11   671    1.08%      12.92% to   12.92%
   2009.................................. 1.40% to 1.40%  66,821  9.84 to  9.84   658    0.54%      34.45% to   34.45%
   2008.................................. 1.40% to 1.40%  77,540  7.32 to  7.32   568    0.71%    (40.57)% to (40.57)%
   2007.................................. 1.40% to 1.40%  99,462 12.32 to 12.32 1,225    0.67%      13.47% to   13.47%
   2006.................................. 1.40% to 1.40% 157,207 10.85 to 10.85 1,706    0.46%       9.82% to    9.82%
 Janus Portfolio -- Service Shares
   2010.................................. 1.45% to 1.80%   9,826  8.86 to 10.38    92    0.33%      12.60% to   12.20%
   2009.................................. 1.45% to 1.80%  12,964  7.87 to  9.25   111    0.41%      34.04% to   33.57%
   2008.................................. 1.45% to 1.80%  19,519  5.87 to  6.93   121    0.57%    (40.74)% to (40.95)%
   2007.................................. 1.45% to 1.80%  30,330  9.90 to 11.73   322    0.52%      13.12% to   12.72%
   2006.................................. 1.45% to 1.80%  36,152  8.75 to 10.41   325    0.27%       9.53% to    9.14%
 Overseas Portfolio -- Institutional
   Shares
   2010.................................. 1.40% to 1.40%  22,602 29.66 to 29.66   670    0.66%      23.56% to   23.56%
   2009.................................. 1.40% to 1.40%  38,337 24.01 to 24.01   920    0.55%      77.05% to   77.05%
   2008.................................. 1.40% to 1.40%  44,047 13.56 to 13.56   597    2.66%    (52.79)% to (52.79)%
   2007.................................. 1.40% to 1.40%  56,741 28.72 to 28.72 1,630    0.58%      26.51% to   26.51%
   2006.................................. 1.40% to 1.40%  80,323 22.70 to 22.70 1,823    1.86%      44.97% to   44.97%
 Overseas Portfolio -- Service Shares
   2010.................................. 1.45% to 1.80%  41,132 23.55 to 26.78 1,034    0.54%      23.21% to   22.77%
   2009.................................. 1.45% to 1.80%  42,706 19.12 to 21.81   874    0.40%      76.48% to   75.85%
   2008.................................. 1.45% to 1.80%  50,271 10.83 to 12.40   583    2.71%    (52.92)% to (53.09)%
   2007.................................. 1.45% to 1.80%  56,739 23.01 to 26.44 1,410    0.45%      26.15% to   25.70%
   2006.................................. 1.45% to 2.10%  61,529 18.24 to 17.84 1,214    1.85%      44.51% to   43.56%
 Worldwide Portfolio -- Institutional
   Shares
   2010.................................. 1.40% to 1.40%  68,814 10.56 to 10.56   726    0.60%      14.22% to   14.22%
   2009.................................. 1.40% to 1.40%  84,944  9.24 to  9.24   785    1.40%      35.77% to   35.77%
   2008.................................. 1.40% to 1.40%  98,551  6.81 to  6.81   671    1.16%    (45.44)% to (45.44)%
   2007.................................. 1.40% to 1.40% 121,252 12.48 to 12.48 1,513    0.72%       8.09% to    8.09%
   2006.................................. 1.40% to 1.40% 153,878 11.54 to 11.54 1,776    1.71%      16.56% to   16.56%
 Worldwide Portfolio -- Service
   Shares
   2010.................................. 1.45% to 1.80%  26,483  8.58 to  9.77   249    0.48%      13.85% to   13.44%
   2009.................................. 1.45% to 1.80%  35,508  7.53 to  8.61   292    1.27%      35.41% to   34.93%
   2008.................................. 1.45% to 1.80%  38,607  5.56 to  6.38   233    0.97%    (45.61)% to (45.80)%
   2007.................................. 1.45% to 1.80%  50,040 10.23 to 11.78   552    0.53%       7.77% to    7.38%
   2006.................................. 1.45% to 1.80%  62,163  9.49 to 10.97   634    1.59%      16.23% to   15.82%
Legg Mason Partners Variable Equity
  Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2010.................................. 1.45% to 2.10%  47,509 14.97 to 10.68   697    0.00%      22.91% to   22.10%
   2009.................................. 1.45% to 2.10%  52,266 12.18 to  8.75   622    0.00%      32.25% to   31.38%
   2008.................................. 1.45% to 2.10%  74,915  9.21 to  6.66   648    0.00%    (41.44)% to (41.83)%
   2007.................................. 1.45% to 2.10%  83,475 15.72 to 11.44 1,221    0.00%     (1.10)% to  (1.75)%
   2006.................................. 1.45% to 2.10%  81,172 15.90 to 11.65 1,200    0.00%       9.14% to    8.43%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                         EXPENSES AS A                         NET   INVESTMENT
                                          % OF AVERAGE                        ASSETS   INCOME
                                         NET ASSETS (1) UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------ -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class I
   2010................................. 1.40% to 1.40%    774  8.61 to  8.61    7     1.53%      10.69% to   10.69%
   2009................................. 1.40% to 1.40%  7,529  7.78 to  7.78   59     3.31%      21.19% to   21.19%
   2008................................. 1.40% to 1.40%  8,134  6.42 to  6.42   52     2.48%    (35.93)% to (35.93)%
   2007................................. 1.40% to 1.40% 10,652 10.02 to 10.02  107     4.18%       0.27% to    0.27%
   2006................................. 1.40% to 1.40%  9,139 13.49 to 13.49  123     1.84%      10.99% to   10.99%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class II
   2010................................. 1.45% to 2.30% 71,263  8.56 to  8.29  599     3.76%      10.49% to    9.54%
   2009................................. 1.45% to 2.30% 74,690  7.75 to  7.57  571     3.11%      20.85% to   19.81%
   2008................................. 1.60% to 2.30% 78,379  6.39 to  6.32  498     2.61%    (36.00)% to (36.46)%
   2007................................. 1.45% to 2.30% 82,775 10.00 to  9.94  825     4.38%       0.02% to  (0.84)%
   2006................................. 1.45% to 2.10% 45,209 11.69 to 11.16  502     3.43%      10.63% to    9.91%
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2010................................. 1.45% to 1.85% 43,918  8.70 to  8.57  380     1.70%      14.91% to   14.45%
   2009................................. 1.45% to 1.85% 52,519  7.57 to  7.49  396     1.33%      27.48% to   26.96%
   2008................................. 1.45% to 1.85% 55,862  5.94 to  5.90  331     1.65%    (37.50)% to (37.75)%
   2007................................. 1.45% to 1.85% 63,837  9.50 to  9.48  606     1.66%     (7.21)% to  (7.59)%
   2006................................. 1.45% to 2.10% 38,949 16.36 to 11.86  596     1.39%      16.17% to   15.41%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio -- Class I
   2010................................. 1.40% to 1.40%  2,957 12.78 to 12.78   38     2.91%       7.93% to    7.93%
   2009................................. 1.40% to 1.40%  3,338 11.84 to 11.84   40     1.86%      22.76% to   22.76%
   2008................................. 1.40% to 1.40%  4,274  9.64 to  9.64   41     1.31%    (36.53)% to (36.53)%
   2007................................. 1.40% to 1.40%  4,876 15.19 to 15.19   74     0.59%       2.44% to    2.44%
   2006................................. 1.40% to 1.40% 15,149 14.83 to 14.83  225     1.59%      16.61% to   16.61%
Legg Mason Partners Variable Income
  Trust
 Legg Mason Western Asset Variable
   Strategic Bond Portfolio -- Class I
   2010................................. 1.40% to 1.40%  2,786 16.02 to 16.02   45     2.23%      10.26% to   10.26%
   2009................................. 1.40% to 1.40%  4,244 14.53 to 14.53   62     5.36%      20.12% to   20.12%
   2008................................. 1.40% to 1.40%  5,157 12.09 to 12.09   62     6.24%    (18.19)% to (18.19)%
   2007................................. 1.40% to 1.40%  5,447 14.78 to 14.78   81     2.86%       0.56% to    0.56%
   2006................................. 1.40% to 1.40% 13,982 14.70 to 14.70  206     4.86%       3.56% to    3.56%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2010............................. 1.45% to 1.85%   144,795  8.98 to 10.93  1,421   0.29%      10.53% to   10.08%
   2009............................. 1.45% to 1.85%   163,834  8.12 to  9.93  1,456   0.45%      37.08% to   36.52%
   2008............................. 1.45% to 1.85%   179,791  5.93 to  7.27  1,163   0.32%    (37.90)% to (38.15)%
   2007............................. 1.45% to 1.85%   246,821  9.54 to 11.75  2,531   0.08%       9.41% to    8.96%
   2006............................. 1.45% to 2.10%   267,531  8.72 to 10.75  2,506   0.00%       5.75% to    5.06%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2010............................. 1.45% to 1.80%   115,950 10.47 to 11.18  1,273   1.08%       9.27% to    8.89%
   2009............................. 1.45% to 1.80%   146,002  9.58 to 10.27  1,469   1.39%      24.72% to   24.28%
   2008............................. 1.45% to 1.80%   187,475  7.68 to  8.26  1,510   0.90%    (34.22)% to (34.46)%
   2007............................. 1.45% to 1.80%   316,313 11.68 to 12.61  3,859   0.59%       8.43% to    8.04%
   2006............................. 1.45% to 2.10%   331,356 10.77 to 11.48  3,735   0.27%      11.06% to   10.33%
 MFS(R) New Discovery Series --
   Service Class Shares
   2010............................. 1.45% to 1.85%    68,381 13.36 to 14.78    935   0.00%      33.97% to   33.43%
   2009............................. 1.40% to 1.85%    75,052 14.86 to 11.08    768   0.00%      60.64% to   59.91%
   2008............................. 1.45% to 1.85%    91,281  6.21 to  6.93    581   5.35%    (40.40)% to (40.64)%
   2007............................. 1.40% to 1.85%   101,786 15.51 to 11.67  1,087   2.33%       0.81% to    0.35%
   2006............................. 1.40% to 2.10%   111,171 15.39 to 11.59  1,184   0.00%      11.36% to   10.56%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2010............................. 1.45% to 1.80%    39,306 14.45 to 14.03    563   4.57%       8.20% to    7.81%
   2009............................. 1.45% to 2.20%    72,573 13.36 to 10.92    900   9.81%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    78,510 10.94 to  9.01    802   4.84%    (13.54)% to (14.20)%
   2007............................. 1.45% to 1.80%    62,597 12.65 to 12.42    788   4.61%       1.91% to    1.55%
   2006............................. 1.45% to 1.85%    57,222 12.42 to 10.41    707   5.32%       4.85% to    4.43%
 MFS(R) Total Return Series --
   Service Class Shares
   2010............................. 1.45% to 2.55% 1,333,116 13.71 to  9.03 14,027   2.55%       8.04% to    6.84%
   2009............................. 1.45% to 2.55% 1,328,187 12.69 to  8.45 12,984   3.15%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 1,149,310 10.94 to  7.37  9,874   3.72%    (23.45)% to (24.30)%
   2007............................. 1.45% to 2.55% 1,147,271 14.29 to  9.73 13,201   2.17%       2.42% to  (4.04)%
   2006............................. 1.45% to 2.10%   663,906 13.95 to 10.95  7,790   2.57%      10.01% to    9.29%
 MFS(R) Utilities Series -- Service
   Class Shares
   2010............................. 1.45% to 1.80%   248,730 17.19 to 22.17  3,938   3.10%      11.87% to   11.47%
   2009............................. 1.45% to 1.80%   261,979 15.37 to 19.89  3,810   4.33%      30.94% to   30.48%
   2008............................. 1.45% to 1.80%   228,437 11.74 to 15.24  2,785   6.66%    (38.71)% to (38.93)%
   2007............................. 1.45% to 1.80%   248,119 19.15 to 24.96  5,436   3.36%      25.70% to   25.25%
   2006............................. 1.45% to 2.10%   228,573 15.24 to 13.56  4,011   1.75%      29.07% to   28.22%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2010........................... 1.40% to 1.40%    23,901 11.73 to 11.73    280   1.41%      11.34% to   11.34%
   2009........................... 1.40% to 1.40%    27,343 10.53 to 10.53    288   0.00%      20.19% to   20.19%
   2008........................... 1.40% to 1.40%    29,034  8.76 to  8.76    254   5.54%    (44.27)% to (44.27)%
   2007........................... 1.40% to 1.40%    47,193 15.72 to 15.72    742   2.92%       2.33% to    2.33%
   2006........................... 1.40% to 1.40%    60,908 15.37 to 15.37    936   2.69%       9.60% to    9.60%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2010........................... 1.45% to 2.55%   864,006  9.22 to  6.93  6,820   1.17%      11.04% to    9.81%
   2009........................... 1.45% to 2.55%   914,165  8.30 to  6.31  6,566   0.00%      19.84% to   18.50%
   2008........................... 1.45% to 2.55%   824,920  6.93 to  5.33  5,011   3.48%    (44.43)% to (45.06)%
   2007........................... 1.45% to 2.55%   608,007 12.46 to  9.69  6,923   1.80%       2.94% to   4.56)%
   2006........................... 1.45% to 2.10%   289,515 12.22 to 10.88  3,362   1.92%       9.25% to    8.54%
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service
   Shares
   2010........................... 1.40% to 1.40%    19,079 12.48 to 12.48    238   0.19%       7.89% to    7.89%
   2009........................... 1.40% to 1.40%    24,322 11.57 to 11.57    281   0.32%      42.50% to   42.50%
   2008........................... 1.40% to 1.40%    26,619  8.12 to  8.12    216   0.17%    (46.28)% to (46.28)%
   2007........................... 1.40% to 1.40%    42,425 15.11 to 15.11    641   0.27%      12.54% to   12.54%
   2006........................... 1.40% to 1.40%    76,363 13.43 to 13.43  1,025   0.40%       6.44% to    6.44%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2010........................... 1.45% to 1.80%   242,846 13.51 to 13.11  3,119   0.00%       7.56% to    7.18%
   2009........................... 1.45% to 1.80%   265,622 12.56 to 12.23  3,196   0.01%      42.06% to   41.56%
   2008........................... 1.45% to 1.95%   303,554  8.84 to  5.95  2,570   0.00%    (46.45)% to (46.72)%
   2007........................... 1.45% to 1.95%   326,014 16.51 to 11.16  5,279   0.01%      12.20% to   11.63%
   2006........................... 1.45% to 2.10%   368,738 14.71 to 10.93  5,251   0.19%       6.12% to    5.43%
 Oppenheimer Core Bond Fund/VA
   -- Non-Service Shares
   2010........................... 1.40% to 1.40%    36,922 10.00 to 10.00    369   1.86%       9.86% to    9.86%
   2009........................... 1.40% to 1.40%    42,641  9.10 to  9.10    388   0.00%       8.08% to    8.08%
   2008........................... 1.40% to 1.40%    52,853  8.42 to  8.42    445   5.10%    (39.90)% to (39.90)%
   2007........................... 1.40% to 1.40%    71,932 14.01 to 14.01  1,008   5.57%       2.92% to    2.92%
   2006........................... 1.40% to 1.40%   102,146 13.62 to 13.62  1,391   5.64%       3.81% to    3.81%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2010........................... 1.15% to 2.55% 1,322,013  9.01 to  8.75 14,903   1.23%      14.37% to   12.76%
   2009........................... 1.15% to 2.55% 1,318,480  7.88 to  7.76 13,496   1.91%      37.75% to   35.80%
   2008........................... 1.15% to 2.55% 1,235,706  5.72 to  5.72  9,627   1.20%    (41.02)% to (41.86)%
   2007........................... 1.45% to 1.80%   660,568 16.13 to 16.47 10,803   1.45%       4.53% to    4.16%
   2006........................... 1.45% to 2.10%   563,742 15.43 to 12.69  8,844   0.75%      15.67% to   14.91%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                  EXPENSES AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer High Income Fund/
   VA -- Non-Service Shares
   2010.......................... 1.40% to 1.40%    13,634  3.69 to  3.69     50   6.29%      13.21% to   13.21%
   2009.......................... 1.40% to 1.40%    15,201  3.26 to  3.26     50   0.00%      23.57% to   23.57%
   2008.......................... 1.40% to 1.40%    16,522  2.64 to  2.64     44   7.72%    (78.97)% to (78.97)%
   2007.......................... 1.40% to 1.40%    17,149 12.54 to 12.54    215   9.03%     (1.51)% to  (1.51)%
   2006.......................... 1.40% to 1.40%    38,076 12.74 to 12.74    485   7.53%       7.90% to    7.90%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2010.......................... 1.15% to 2.55% 3,426,180  8.51 to  8.20 31,206   0.92%      14.49% to   12.87%
   2009.......................... 1.15% to 2.55% 2,288,859  7.43 to  7.27 18,698   1.61%      26.52% to   24.73%
   2008.......................... 1.15% to 2.55% 2,084,950  5.88 to  5.83 13,772   1.49%    (39.33)% to (40.19)%
   2007.......................... 1.45% to 1.95%   780,090 11.92 to 10.23  9,579   0.84%       2.63% to    2.30%
   2006.......................... 1.45% to 2.10% 1,041,036 11.61 to 11.56 12,274   0.90%      13.10% to   12.35%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service Shares
   2010.......................... 1.15% to 2.55% 1,621,912  9.72 to  8.70 18,255   0.23%      21.64% to   19.92%
   2009.......................... 1.15% to 2.55%   572,914  7.99 to  7.25  6,394   0.66%      35.31% to   33.39%
   2008.......................... 1.15% to 2.55%   565,616  5.90 to  5.44  4,778   0.82%    (38.72)% to (39.59)%
   2007.......................... 1.15% to 2.55%   609,742  9.64 to  9.00  8,792   0.26%    (62.57)% to (14.53)%
   2006.......................... 1.45% to 2.10%   308,592 19.24 to 11.80  5,729   0.17%      13.00% to   12.26%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Non-
   Service Shares
   2010.......................... 1.40% to 1.40%    21,529 10.71 to 10.71    231   0.00%      25.68% to   25.68%
   2009.......................... 1.40% to 1.40%    29,464  8.52 to  8.52    251   0.00%      30.75% to   30.75%
   2008.......................... 1.40% to 1.40%    31,338  6.52 to  6.52    204   0.00%    (49.78)% to (49.78)%
   2007.......................... 1.40% to 1.40%    36,914 12.98 to 12.98    479   0.00%       4.84% to    4.84%
   2006.......................... 1.40% to 1.40%    49,038 12.38 to 12.38    607   0.00%       1.52% to    1.52%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Service
   Shares
   2010.......................... 1.45% to 1.80%    19,541 13.48 to 13.12    258   0.00%      25.32% to   24.88%
   2009.......................... 1.45% to 1.80%    19,181 10.76 to 10.50    202   0.00%      30.34% to   29.88%
   2008.......................... 1.45% to 1.80%    19,137  8.25 to  8.09    155   0.00%    (49.95)% to (50.13)%
   2007.......................... 1.45% to 1.80%    19,494 16.49 to 16.22    316   0.00%       4.49% to    4.12%
   2006.......................... 1.45% to 2.10%    20,325 15.78 to 10.59    316   0.00%       1.22% to    0.55%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2010.......................... 1.45% to 1.70%   149,135 12.64 to 10.95  1,831   6.65%      11.37% to   11.08%
   2009.......................... 1.45% to 1.70%   135,108 11.35 to  9.85  1,506   8.20%      19.67% to   19.36%
   2008.......................... 1.45% to 1.70%    92,739  9.48 to  8.26    874   5.41%    (17.13)% to (17.34)%
   2007.......................... 1.45% to 1.70%   112,900 11.44 to 11.36  1,291   8.14%       6.61% to    6.34%
   2006.......................... 1.45% to 2.10%    78,885 10.73 to 10.45    846   5.45%       3.05% to    2.37%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                EXPENSES AS A                            NET   INVESTMENT
                                 % OF AVERAGE                           ASSETS   INCOME
                                NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                -------------- --------- -------------- ------ ---------- --------------------
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares
   2010........................ 1.45% to 1.80%     7,381 14.44 to 13.53    102    4.11%      6.92% to    6.54%
   2009........................ 1.45% to 1.80%     8,041 13.51 to 12.70    104   13.94%     13.92% to   13.52%
   2008........................ 1.45% to 1.80%     8,783 11.86 to 11.18    100    3.06%    (3.81)% to  (4.15)%
   2007........................ 1.45% to 1.80%    11,954 12.33 to 11.67    142    3.36%      2.11% to    1.75%
   2006........................ 1.45% to 1.80%    11,972 12.07 to 11.47    140    4.23%      0.71% to    0.35%
 High Yield Portfolio --
   Administrative Class Shares
   2010........................ 1.15% to 2.55%   885,349 11.90 to 11.18 12,017    7.22%     13.15% to   11.55%
   2009........................ 1.15% to 2.55%   714,532 10.51 to 10.02  8,897    8.71%     38.65% to   36.69%
   2008........................ 1.15% to 2.55%   701,997  7.58 to  7.33  6,448    6.77%   (24.39)% to (25.46)%
   2007........................ 1.45% to 2.10%   391,542 14.37 to 10.85  5,506    6.97%      1.98% to    1.31%
   2006........................ 1.45% to 2.10%   507,230 14.09 to 10.71  6,741    6.87%      7.50% to    6.79%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2010........................ 1.45% to 2.25%   424,854 17.90 to 12.46  6,870    5.64%      9.99% to    9.09%
   2009........................ 1.15% to 2.55%   860,620 11.21 to 11.27 11,779    7.01%    (5.48)% to  (6.82)%
   2008........................ 1.15% to 2.55% 1,178,994 11.87 to 12.10 18,710    4.24%     15.94% to   14.31%
   2007........................ 1.15% to 2.55%   906,567 10.23 to 10.58 12,168    4.53%     39.98% to    8.82%
   2006........................ 1.45% to 2.10%   689,640 13.81 to  9.85  8,952    5.57%    (0.31)% to  (0.97)%
 Low Duration Portfolio --
   Administrative Class Shares
   2010........................ 1.15% to 2.55% 3,145,677 11.56 to 11.42 36,934    1.96%      4.08% to    2.60%
   2009........................ 1.15% to 2.55% 3,554,997 11.10 to 11.13 40,371    6.65%     12.02% to   10.43%
   2008........................ 1.15% to 2.55% 2,606,646  9.91 to 10.08 26,729    4.47%    (1.57)% to  (2.96)%
   2007........................ 1.15% to 2.55% 2,419,403 10.07 to 10.39 25,886    3.29%     12.33% to    5.82%
   2006........................ 1.45% to 2.10%   128,640 10.24 to 10.15  1,313    4.23%      2.47% to    1.79%
 Total Return Portfolio --
   Administrative Class Shares
   2010........................ 1.15% to 2.55% 4,093,729 12.64 to 12.57 59,095    5.18%      6.86% to    5.35%
   2009........................ 1.15% to 2.55% 3,645,544 11.83 to 11.93 51,444    6.82%     12.73% to   11.13%
   2008........................ 1.15% to 2.55% 2,688,765 10.49 to 10.73 34,193    5.68%      3.59% to    2.12%
   2007........................ 1.15% to 2.55% 2,192,913 10.13 to 10.51 27,935    4.78%     23.46% to    7.72%
   2006........................ 1.40% to 2.10% 2,283,709 10.81 to 10.11 27,078    5.05%      2.39% to    1.66%
Rydex Variable Trust
 NASDAQ-100(R) Fund
   2010........................ 1.45% to 1.80%    79,515  9.65 to 11.09    859    0.00%     16.77% to   16.35%
   2009........................ 1.45% to 1.80%    88,229  8.27 to  9.53    816    0.00%     49.80% to   49.27%
   2008........................ 1.45% to 1.80%    93,813  5.52 to  6.39    579    0.17%   (42.76)% to (42.96)%
   2007........................ 1.45% to 1.80%    99,244  9.64 to 11.20  1,069    0.07%     16.11% to   15.69%
   2006........................ 1.45% to 2.10%   101,920  8.30 to 10.69    951    0.00%      4.24% to    3.56%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                        EXPENSES AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
The Alger Portfolios
 Alger Large Cap Growth Portfolio --
   Class I-2 Shares
   2010................................ 1.40% to 1.40%  18,075 11.43 to 11.43   207     0.75%     11.80% to   11.80%
   2009................................ 1.40% to 1.40%  20,636 10.22 to 10.22   211     0.65%     45.51% to   45.51%
   2008................................ 1.40% to 1.40%  21,446  7.03 to  7.03   151     0.21%   (46.91)% to (46.91)%
   2007................................ 1.40% to 1.40%  35,657 13.23 to 13.23   472     0.35%     18.26% to   18.26%
   2006................................ 1.40% to 1.40%  51,334 11.19 to 11.19   575     0.13%      3.68% to    3.68%
 Alger Small Cap Growth Portfolio --
   Class I-2 Shares
   2010................................ 1.40% to 1.40%  20,842 12.59 to 12.59   262     0.00%     23.54% to   23.54%
   2009................................ 1.40% to 1.40%  24,206 10.19 to 10.19   247     0.00%     43.48% to   43.48%
   2008................................ 1.40% to 1.40%  27,156  7.10 to  7.10   193     0.00%   (47.35)% to (47.35)%
   2007................................ 1.40% to 1.40%  40,688 13.49 to 13.49   549     0.00%     15.59% to   15.59%
   2006................................ 1.40% to 1.40%  66,572 11.67 to 11.67   777     0.00%     18.34% to   18.34%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2010................................ 1.45% to 1.80%  85,861 19.96 to 19.42 1,597     0.00%      5.81% to    5.43%
   2009................................ 1.45% to 2.25%  88,087 18.87 to  9.82 1,554     0.00%     55.12% to   53.86%
   2008................................ 1.45% to 2.25%  88,573 12.16 to  6.39 1,015     7.19%   (40.28)% to (40.77)%
   2007................................ 1.15% to 2.55% 342,398  9.96 to 10.24 4,709    10.05%   (60.83)% to    3.60%
   2006................................ 1.45% to 2.10% 203,375 18.77 to 12.42 2,659     0.28%     11.97% to   11.23%
 Jennison Portfolio -- Class II Shares
   2010................................ 1.45% to 1.85%   7,723 15.27 to 11.04   116     0.02%      9.83% to    9.39%
   2009................................ 1.45% to 1.85%   8,289 13.90 to 10.10   113     0.29%     40.21% to   39.64%
   2008................................ 1.45% to 1.85%   6,285  9.91 to  7.23    61     0.07%   (38.46)% to (38.71)%
   2007................................ 1.45% to 1.85%   6,212 16.11 to 11.80    98     0.00%      9.93% to    9.48%
   2006................................ 1.45% to 2.10%   6,298 14.66 to 10.74    90     0.00%    (0.10)% to  (0.76)%
 Natural Resources Portfolio --
   Class II Shares
   2010................................ 1.15% to 2.05% 248,051 10.30 to 13.68 4,585     0.08%     26.02% to   24.87%
   2009................................ 1.15% to 2.55% 372,481  8.18 to 10.12 4,943    10.50%     74.38% to   71.91%
   2008................................ 1.15% to 2.55% 350,976  4.69 to  5.89 2,602    12.80%   (53.73)% to (54.38)%
   2007................................ 1.15% to 2.55% 144,211 10.13 to 12.90 3,101    25.50%     46.22% to   24.48%
   2006................................ 1.45% to 2.10%  58,919 17.83 to 15.26 1,048     2.33%     19.96% to   19.17%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2010................................ 1.45% to 1.70%  10,084 12.61 to 12.59   127     0.00%     64.92% to   64.51%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Index to Consolidated Financial Statements

                                                                                                                PAGE
                                                                                                                ----
Financial Statements:

   Report of KPMG LLP, Independent Registered Public Accounting Firm........................................... F-1

   Consolidated Statements of Operations for the years ended December 31, 2010, 2009 and 2008.................. F-2

   Consolidated Balance Sheets as of December 31, 2010 and 2009................................................ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2010, 2009 and
     2008...................................................................................................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008.................. F-5

   Notes to Consolidated Financial Statements.................................................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 1 to the consolidated financial statements, the Company changed its method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

/s/  KPMG LLP

Richmond, Virginia
March 18, 2011

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Operations

                             (Amounts in millions)

                          YEARS ENDED DECEMBER 31,
                          -----------------------
                           2010    2009     2008
                          ------  ------  -------
Revenues:
Net investment income.... $316.6  $298.4  $ 314.1
Premiums.................  182.2   179.3    210.7
Net investment gains
  (losses)...............  (20.4)  (92.6)  (228.8)
Policy fees and other
  income.................   45.9    26.0     29.0
                          ------  ------  -------
   Total revenues........  524.3   411.1    325.0
                          ------  ------  -------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............  220.1   202.5    231.5
Interest credited........  117.0   128.3    143.4
Acquisition and
  operating expenses,
  net of deferrals.......   47.2    39.0     45.6
Amortization of deferred
  acquisition costs and
  intangibles............   49.8    23.2     35.0
Goodwill impairment......     --      --     25.3
Interest expense.........    2.1     0.1       --
                          ------  ------  -------
   Total benefits and
     expenses............  436.2   393.1    480.8
                          ------  ------  -------
Income (loss) before
  income taxes...........   88.1    18.0   (155.8)
Provision (benefit) for
  income taxes...........   30.2     5.2    (46.9)
                          ------  ------  -------
Net income (loss)........ $ 57.9  $ 12.8  $(108.9)
                          ======  ======  =======
Supplemental disclosures:
Total
  other-than-temporary
  impairments............ $ (7.6) $(99.1) $(194.9)
Portion of
  other-than-temporary
  impairments included
  in other comprehensive
  income (loss)..........   (9.2)   14.8       --
                          ------  ------  -------
Net other-than-temporary
  impairments............  (16.8)  (84.3)  (194.9)
Other investment gains
  (losses)...............   (3.6)   (8.3)   (33.9)
                          ------  ------  -------
Total net investment
  gains (losses)......... $(20.4) $(92.6) $(228.8)
                          ======  ======  =======


         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets

           (Amounts in millions, except share and per share amounts)

                                     DECEMBER 31,
                                 -------------------
                                    2010      2009
                                 ---------  --------
Assets
 Investments:
   Fixed maturity
    securities
    available-for-sale,
    at fair value............... $ 5,044.0  $5,043.1
   Equity securities
    available-for-sale,
    at fair value...............       0.9       1.3
   Commercial mortgage
    loans.......................     785.4     798.4
   Policy loans.................      29.5      30.1
   Other invested assets........     258.4     126.7
   Restricted other
    invested assets
    related to variable
    interest entities,
    at fair value...............     306.5        --
                                 ---------  --------
    Total investments...........   6,424.7   5,999.6
 Cash and cash
   equivalents..................      97.9     124.9
 Accrued investment
   income.......................      62.0      57.9
 Deferred acquisition
   costs........................     419.0     502.9
 Intangible assets..............      40.8      74.0
 Goodwill.......................      49.1      49.1
 Reinsurance recoverable........   2,007.9   1,931.1
 Other assets...................      54.0      37.7
 Separate account assets........   1,000.9     909.5
                                 ---------  --------
    Total assets................ $10,156.3  $9,686.7
                                 =========  ========
Liabilities and
 stockholders' equity
 Liabilities:
   Future policy benefits....... $ 2,574.2  $2,425.4
   Policyholder account
    balances....................   4,041.8   4,236.9
   Liability for policy
    and contract claims.........     443.7     368.0
   Unearned premiums............      60.9      59.4
   Other liabilities
    ($128.7 and $--
    other liabilities
    related to variable
    interest entities)..........     703.2     508.9
   Borrowings related to
    variable interest
    entities, at fair
    value.......................       7.7        --
   Deferred tax liability.......     112.6      73.0
   Separate account
    liabilities.................   1,000.9     909.5
                                 ---------  --------
    Total liabilities...........   8,945.0   8,581.1
                                 ---------  --------
 Commitments and
   contingencies
 Stockholders' equity:
   Common stock ($1,000
    par value, 3,056
    shares authorized,
    issued and
    outstanding)................       3.1       3.1
   Additional paid-in
    capital.....................     842.9     842.9
                                 ---------  --------
   Accumulated other
    comprehensive income
    (loss):
    Net unrealized
     investment gains
     (losses):
     Net unrealized
       gains (losses) on
       securities not
       other-than-temporarily
       impaired.................      59.8     (75.8)
     Net unrealized
       gains (losses) on
       other-than-temporarily
       impaired
       securities...............      (5.3)     (6.8)
                                 ---------  --------
    Net unrealized
     investment gains
     (losses)...................      54.5     (82.6)
                                 ---------  --------
    Derivatives
     qualifying as hedges.......      47.5      34.7
                                 ---------  --------
   Total accumulated
    other comprehensive
    income (loss)...............     102.0     (47.9)
   Retained earnings............     263.3     307.5
                                 ---------  --------
     Total stockholders'
       equity...................   1,211.3   1,105.6
                                 ---------  --------
     Total liabilities
       and stockholders'
       equity................... $10,156.3  $9,686.7
                                 =========  ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity

                             (Amounts in millions)

                                                ACCUMULATED
                                    ADDITIONAL     OTHER                  TOTAL
                             COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDERS'
                             STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                             ------ ---------- ------------- -------- -------------
Balances as of
  December 31, 2007.........  $3.1    $634.8      $ (16.6)   $ 383.2    $1,004.5
                                                                        --------
Comprehensive income
  (loss):
   Net income...............    --        --           --     (108.9)     (108.9)
   Net unrealized gains
     (losses) on
     investment
     securities.............    --        --       (411.9)        --      (411.9)
   Derivatives
     qualifying as hedges...    --        --        119.0         --       119.0
                                                                        --------
Total comprehensive
  income (loss).............                                              (401.8)
Other transactions with
  stockholders..............    --       0.7           --         --         0.7
Capital contribution........    --      31.5           --         --        31.5
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2008.........   3.1     667.0       (309.5)     274.3       634.9
                                                                        --------
Cumulative effect of
  accounting change.........    --        --        (18.9)      20.4         1.5
Comprehensive income
  (loss):
   Net income...............    --        --           --       12.8        12.8
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --        377.5         --       377.5
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --          0.9         --         0.9
   Derivatives
     qualifying as hedges...    --        --        (97.9)        --       (97.9)
                                                                        --------
Total comprehensive
  income (loss).............                                               293.3
Other transactions with
  stockholders..............    --      25.9           --         --        25.9
Capital contribution........    --     150.0           --         --       150.0
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2009.........   3.1     842.9        (47.9)     307.5     1,105.6
                                                                        --------
Cumulative effect of
  accounting change.........    --        --         69.9     (102.1)      (32.2)
Comprehensive income
  (loss):
   Net income...............    --        --           --       57.9        57.9
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --         65.7         --        65.7
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --          1.5         --         1.5
   Derivatives
     qualifying as hedges...    --        --         12.8         --        12.8
                                                                        --------
Total comprehensive
  income (loss).............                                               137.9
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2010.........  $3.1    $842.9      $ 102.0    $ 263.3    $1,211.3
                              ====    ======      =======    =======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows

                             (Amounts in millions)

                             YEARS ENDED DECEMBER 31,
                            --------------------------
                              2010     2009     2008
                            -------  -------  --------
Cash flows from
 operating activities:
 Net income (loss)......... $  57.9  $  12.8  $ (108.9)
 Adjustments to
   reconcile net income
   (loss) to net cash
   from operating
   activities:
   Net investment losses
    (gains)................    20.4     92.6     228.8
   Charges assessed to
    policyholders..........   (19.1)   (12.9)    (13.1)
   Amortization of fixed
    maturity discounts
    and premiums...........    (1.6)     7.8       2.8
   Acquisition costs
    deferred...............   (38.4)   (32.8)    (93.6)
   Amortization of
    deferred acquisition
    costs and intangibles..    49.8     23.2      35.0
   Goodwill impairment.....      --       --      25.3
   Deferred income taxes...    13.7     14.8     (37.7)
   Net increase in
    trading securities
    and derivative
    instruments............    14.2     22.1      27.3
 Changes in certain
   assets and
   liabilities:
   Accrued investment
    income and other
    assets.................   (28.8)     9.7     (16.6)
   Insurance reserves......   249.3    250.7     369.2
   Other liabilities and
    other policy-related
    balances...............    60.3      3.6     (62.5)
                            -------  -------  --------
 Net cash from operating
   activities..............   377.7    391.6     356.0
                            -------  -------  --------
Cash flows from
 investing activities:
 Proceeds from
   maturities and
   repayments of
   investments:
   Fixed maturity
    securities.............   366.1    292.6     228.2
   Commercial mortgage
    loans..................    67.5     91.6     112.2
 Proceeds from sales of
   investments:
   Fixed maturity and
    equity securities......   320.3     69.8     339.9
 Purchases and
   originations of
   investments:
   Fixed maturity and
    equity securities......  (802.5)  (862.7)   (892.0)
   Commercial mortgage
    loans..................   (58.4)      --     (23.1)
 Other invested assets,
   net.....................    (0.4)     1.8      (1.2)
 Policy loans, net.........     0.6      1.4      (0.7)
                            -------  -------  --------
 Net cash from investing
   activities..............  (106.8)  (405.5)   (236.7)
                            -------  -------  --------
Cash flows from
 financing activities:
 Deposits to universal
   life and investment
   contracts...............   195.6    206.0   1,052.8
 Withdrawals from
   universal life and
   investment contracts....  (501.1)  (578.5)   (930.8)
 Proceeds from
   short-term borrowings
   and other, net..........     7.6     99.4      (2.7)
 Payments on short-term
   borrowings..............      --    (86.0)       --
 Capital contribution
   from parents............      --      0.2      31.5
                            -------  -------  --------
 Net cash from financing
   activities..............  (297.9)  (358.9)    150.8
                            -------  -------  --------
 Net change in cash and
   cash equivalents........   (27.0)  (372.8)    270.1
Cash and cash
 equivalents at
 beginning of year.........   124.9    497.7     227.6
                            -------  -------  --------
Cash and cash
 equivalents at end of
 year...................... $  97.9  $ 124.9  $  497.7
                            =======  =======  ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2010, 2009 and 2008

(1)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) PRINCIPLES OF CONSOLIDATION

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries, which include GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation, and our affiliate companies in which we hold a majority voting interest or power to direct activities of certain variable interest entities ("VIEs"). All intercompany accounts and transactions have been eliminated in consolidation.

   We are currently owned 65.5% by Genworth Life Insurance Company ("GLIC") and 34.5% by Genworth Life and Annuity Insurance Company ("GLAIC").

  (B) BASIS OF PRESENTATION

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the date the financial statements were issued.

  (C) NATURE OF BUSINESS

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed). Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits.

   In January 2011, we announced we are discontinuing new sales of retail and group variable annuities while continuing to service our existing blocks of business. However, we will continue to offer fixed annuities.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products under the Protection segment are term life, universal life, whole life and long-term care insurance.

   We also have Corporate and Other activities which include income and expenses not allocated to the segments and the results of our non-strategic products. Our non-strategic products include our institutional products which consist of funding agreements backing notes ("FABNs").

   We distribute our products in the State of New York through financial institutions and various agencies. During 2010, 2009 and 2008, 46.3%, 46.3% and 61.9%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 17.4%, 14.1%, and 41.6%, respectively, of total product sales.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


  (D) PREMIUMS

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (E) NET INVESTMENT INCOME AND NET INVESTMENT GAINS AND LOSSES

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, the amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (F) POLICY FEES AND OTHER INCOME

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity contractholders based upon the daily net assets of the contractholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (G) INVESTMENT SECURITIES

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .  we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

  (H) FAIR VALUE MEASUREMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 12 for additional information related to fair value measurements.

  (I) COMMERCIAL MORTGAGE LOANS

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 2 for additional disclosures related to commercial mortgage loans.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


  (J) SECURITIES LENDING ACTIVITY AND REPURCHASE AGREEMENTS

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund. As of December 31, 2010 and 2009, the fair value of securities loaned under the securities lending program was $63.7 million and $49.3 million, respectively. As of December 31, 2010 and 2009, the fair value of collateral held under the securities lending program was $66.1 million and $51.0 million, respectively, and the offsetting obligation to return collateral of $66.1 million and $51.1 million, respectively, was included in other liabilities in the consolidated balance sheets.

   We also have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2010 and 2009, the fair value of securities pledged under the repurchase program was $129.9 million and $132.5 million, respectively, and the repurchase obligation of $127.7 million and $130.4 million, respectively, was included in other liabilities in the consolidated balance sheets.

  (K) CASH AND CASH EQUIVALENTS

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (L) DEFERRED ACQUISITION COSTS

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 4 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


  (M) INTANGIBLE ASSETS

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2010, 2009 and 2008, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (N) GOODWILL

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance, and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 5 for additional information related to goodwill and impairments recorded.

  (O) REINSURANCE

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (P) DERIVATIVES

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

  (Q) SEPARATE ACCOUNTS

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

  (R) INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   POLICYHOLDER ACCOUNT BALANCES

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (S) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (T) INCOME TAXES

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   We file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

  (U) VARIABLE INTEREST ENTITIES

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   We hold investments in certain structures that are considered VIEs. Our investments represent beneficial interests that are primarily in the form of structured securities or alternative investments. Our involvement in these structures typically represent a passive investment in the returns generated by the VIE and typically do not result in having significant influence over the economic performance of the VIE.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 13 for additional information related to these consolidated entities. As of December 31, 2009, we were not required to consolidate any VIEs where there were third-party beneficial interest holders.

  (V) ACCOUNTING CHANGES

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures will be effective for us on March 31, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....       $ 5.1             $(5.1)             $  --
Adjustment to deferred
  acquisition costs......        (1.0)              0.4               (0.6)
Adjustment to sales
  inducements............        (0.2)               --               (0.2)
Provision for income
  taxes..................        (1.4)              1.6                0.2
                                -----             -----              -----
Net cumulative effect
  adjustment.............       $ 2.5             $(3.1)             $(0.6)
                                =====             =====              =====

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $102.2 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate certain VIEs, including previously qualifying investment structures. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interests in these entities prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $99.0 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $67.4 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The assets and liabilities of the newly consolidated entities were as follows as of January 1, 2010:

                                                                  AMOUNTS
                          CARRYING  ADJUSTMENT FOR ELECTION    RECORDED UPON
(AMOUNTS IN MILLIONS)     VALUE (1) OF FAIR VALUE OPTION/ /(2) CONSOLIDATION
---------------------     --------- ------------------------   -------------
Assets
Restricted other
  invested assets........  $322.1            $(19.4)              $ 302.7
Accrued investment income     0.2                --                   0.2
                           ------            ------               -------
   Total assets..........   322.3             (19.4)                302.9
                           ------            ------               -------
Liabilities
Other liabilities........   120.7                --                 120.7
Borrowings related to
  VIEs...................    22.1             (13.9)                  8.2
                           ------            ------               -------
   Total liabilities.....   142.8             (13.9)                128.9
                           ------            ------               -------
   Net assets and
     liabilities of
     newly consolidated
     entities............  $179.5            $ (5.5)                174.0
                           ======            ======
   Less: amortized cost
     of fixed maturity
     securities
     previously
     recorded (3)........                                           327.7
                                                                  -------
   Cumulative effect
     adjustment to
     retained earnings
     upon adoption,
     pre-tax.............                                          (153.7)
   Tax effect............                                            54.7
                                                                  -------
   Net cumulative effect
     adjustment to
     retained earnings
     upon adoption.......                                         $ (99.0)
                                                                  =======

--------
(1)Carrying value represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
(2)Amount represents the difference between book value and fair value of the investments and borrowings related to consolidated VIEs where we have elected fair value option.
(3)Fixed maturity securities that were previously recorded had net unrealized investment losses of $67.4 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   Restricted other invested assets are comprised of trading securities that are recorded at fair value. Trading securities represent asset-backed securities where we elected fair value option. Borrowings related to VIEs are recorded at fair value as a result of electing the fair value option for all assets and liabilities.

   For entities consolidated upon adoption of the new accounting guidance on January 1, 2010, we elected fair value option to measure all assets and liabilities at current fair value with future changes in fair value being recorded in income (loss). We elected fair value option as a method to better present the offsetting changes in assets and liabilities related to third-party interests in the entities and eliminated the potential accounting mismatch between the measurement of the assets and derivatives of the entity compared to the borrowings issued by the entity. See note 13 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Fair Value Measurements and Disclosures -- Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Measuring Liabilities At Fair
Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the Financial Accounting Standards Board (the "FASB"). This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in OCI. The following summarizes the components for the cumulative effect adjustment recorded on April 1, 2009 related to the adoption of this new accounting guidance:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....      $(39.6)           $ 39.6              $  --
Adjustment to DAC........         7.7              (5.8)               1.9
Adjustment to PVFP.......         1.8              (1.6)               0.2
Adjustment to sales
  inducements............         0.8              (0.8)                --
Adjustment to certain
  benefit reserves.......          --               0.2                0.2
Provision for income
  taxes..................        10.4             (11.2)              (0.8)
                               ------            ------              -----
Net cumulative effect
  adjustment.............      $(18.9)           $ 20.4              $ 1.5
                               ======            ======              =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Transfers of Financial Assets and Interests In Variable Interest Entities

   On December 31, 2008, we adopted new accounting guidance related to disclosures by public entities about transfers of financial assets and interests in VIEs. This new accounting guidance amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted new accounting guidance related to disclosures about credit derivatives and certain guarantees. This accounting guidance requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the SEC, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Other-Than-Temporary Impairments of Certain Structured Securities

   On October 1, 2008, we adopted new accounting guidance related to impairment guidance. This accounting guidance amends the impairment guidance to require all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Determining Fair Value When A Market Is Not Active

   On September 30, 2008, we adopted new accounting guidance related to determining the fair value of a financial asset when the market for that asset is not active. The accounting guidance provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered in inactive markets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2008, we adopted new accounting guidance related to fair value measurements. This accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of this accounting guidance to allow an entity to delay the application until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the accounting guidance, we will delay the application for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Option For Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted new accounting guidance related to the fair value option for financial assets and financial liabilities. This accounting guidance provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of this new accounting guidance did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the accounting guidance.

   Amendment To Guidance For Offsetting of Amounts Related To Certain Contracts

   On January 1, 2008, we adopted new accounting guidance for offsetting of amounts related to certain contracts. This accounting guidance allows fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. It also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   (w) Accounting Pronouncements Not Yet Adopted

   In December 2010, the FASB issued new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This new accounting guidance will be effective for us on January 1, 2011. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. This new accounting guidance will be effective for us on January 1, 2012. When adopted, we expect to defer fewer costs. The new guidance is effective prospectively with retrospective adoption allowed. We have not yet determined the method nor impact this accounting guidance will have on our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   In April 2010, the FASB issued new accounting guidance on how investments held through separate accounts affect an insurer's consolidation analysis of those investments. This new accounting guidance will be effective for us on January 1, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   In January 2010, the FASB issued new accounting guidance to require additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. This new accounting guidance will be effective for us on January 1, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

(2)INVESTMENTS

  (A) NET INVESTMENT INCOME

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)      2010    2009    2008
---------------------     ------  ------  ------
Fixed maturity and
  equity securities...... $281.8  $259.6  $262.0
Commercial mortgage loans   45.1    49.1    56.3
Other invested assets....   (4.6)   (6.1)   (4.4)
Restricted other
  invested assets
  related to VIEs (1)....    1.0      --      --
Policy loans.............    1.9     1.8     1.9
Cash, cash equivalent
  and short-term
  investments............    0.3     2.2     6.2
                          ------  ------  ------
   Gross investment
     income before
     expenses and fees...  325.5   306.6   322.0
Expenses and fees........   (8.9)   (8.2)   (7.9)
                          ------  ------  ------
   Net investment income. $316.6  $298.4  $314.1
                          ======  ======  ======

--------
(1)See note 13 for additional information related to consolidated VIEs.

  (B) NET INVESTMENT GAINS (LOSSES)

   Net investment gains (losses) were as follows for the years ended
December 31:

(AMOUNTS IN MILLIONS)       2010    2009     2008
---------------------      ------  ------  -------
Available-for-sale
  securities:
   Realized gains......... $  6.1  $ 10.7  $   8.9
   Realized losses........  (12.8)   (8.7)   (41.9)
                           ------  ------  -------
   Net realized gains
     (losses) on
     available-for-sale
     securities...........   (6.7)    2.0    (33.0)
Impairments:
   Total
     other-than-temporary
     impairments..........   (7.6)  (99.1)  (194.9)
   Portion of
     other-than-temporary
     impairments
     included in OCI......   (9.2)   14.8       --
                           ------  ------  -------
   Net
     other-than-temporary
     impairments..........  (16.8)  (84.3)  (194.9)
                           ------  ------  -------
Net unrealized gains
  (losses) on trading
  securities..............    3.1     0.2     (0.5)
Commercial mortgage loans.   (2.5)   (2.6)    (0.2)
Derivative instruments
  (1).....................    1.6    (7.9)    (0.2)
Net gains (losses)
  related to VIEs (2).....    1.0      --       --
Other.....................   (0.1)     --       --
                           ------  ------  -------
   Net investment gains
     (losses)............. $(20.4) $(92.6) $(228.8)
                           ======  ======  =======

--------
(1)See note 3 for additional information on the impact of derivative instruments included in net investment gains (losses).
(2)See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2010, 2009 and 2008 was $204.9 million, $182.2 million and $178.9 million, respectively, which was approximately 94.6%, 95.4% and 81.1%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the year ended December 31:

(AMOUNTS IN MILLIONS)                                                             2010    2009
---------------------                                                            ------  ------
Beginning balance............................................................... $100.8  $   --
Adoption of new accounting guidance related to other-than-temporary impairments.     --    98.8
Additions:
   Other-than-temporary impairments not previously recognized...................    9.4     0.9
   Increases related to other-than-temporary impairments previously recognized..    5.6    22.2
Reductions:
   Securities sold, paid down or disposed.......................................  (61.0)  (19.8)
   Securities where there is intent to sell.....................................     --    (1.3)
                                                                                 ------  ------
Ending balance.................................................................. $ 54.8  $100.8
                                                                                 ======  ======

  (C) UNREALIZED INVESTMENT GAINS AND LOSSES

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)       2010     2009     2008
---------------------     -------  -------  -------
Net unrealized gains
  (losses) on investment
  securities:
   Fixed maturity
     securities.......... $ 191.4  $(149.0) $(811.3)
   Equity securities.....     0.3      0.6    (17.0)
   Other invested assets.      --     (0.1)      --
                          -------  -------  -------
       Subtotal..........   191.7   (148.5)  (828.3)
Adjustments to DAC,
  PVFP, sales
  inducements and
  benefit reserves.......  (107.1)    21.2    143.3
Income taxes, net........   (30.1)    44.7    242.9
                          -------  -------  -------
Net unrealized
  investment gains
  (losses)............... $  54.5  $ (82.6) $(442.1)
                          =======  =======  =======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The change in the net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)          2010     2009     2008
---------------------         ------  -------  -------
Beginning balance............ $(82.6) $(442.1) $ (30.2)
Cumulative effect of
  change in accounting.......   69.9    (18.9)      --
Unrealized gains
  (losses) arising
  during the period:
   Unrealized gains
     (losses) on
     investment
     securities..............  207.9    637.1   (984.5)
   Adjustment to DAC.........  (74.1)  (107.4)    89.2
   Adjustment to PVFP........  (15.8)   (20.5)    27.0
   Adjustment to sales
     inducements.............  (12.0)    (4.5)     2.0
   Adjustment to benefit
     reserves................  (25.2)      --       --
   Provision for income
     taxes...................  (28.9)  (179.8)   306.2
                              ------  -------  -------
       Change in
         unrealized
         gains (losses)
         on investment
         securities..........   51.9    324.9   (560.1)
Reclassification
  adjustments to net
  investment (gains)
  losses, net of taxes
  of $(8.2), $(28.8) and
  $(79.8)....................   15.3     53.5    148.2
                              ------  -------  -------
Ending balance............... $ 54.5  $ (82.6) $(442.1)
                              ======  =======  =======

  (D) FIXED MATURITY AND EQUITY SECURITIES

   As of December 31, 2010, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                             GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                           --------------------------- --------------------------
                                 AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                  COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)              COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------            --------- --------------- ----------- --------------- ----------- --------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises................ $  200.6      $ 14.8         $ --         $   --        $   --    $  215.4
   Government -- non-U.S........     62.6         7.2           --             --            --        69.8
   U.S. corporate...............  2,479.9       148.9           --          (27.2)           --     2,601.6
   Corporate -- non-U.S.........    919.3        42.9           --           (5.1)           --       957.1
   Residential
     mortgage-backed............    474.3        22.2          0.9           (4.1)         (8.9)      484.4
   Commercial
     mortgage-backed............    544.7        19.2           --          (20.3)         (2.9)      540.7
   Other asset-backed...........    171.2         6.1           --           (0.6)         (1.7)      175.0
                                 --------      ------         ----         ------        ------    --------
       Total fixed
         maturity
         securities.............  4,852.6       261.3          0.9          (57.3)        (13.5)    5,044.0
Equity securities...............      0.6         0.3           --             --            --         0.9
                                 --------      ------         ----         ------        ------    --------
       Total
         available-for-sale
         securities............. $4,853.2      $261.6         $0.9         $(57.3)       $(13.5)   $5,044.9
                                 ========      ======         ====         ======        ======    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                             GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                           --------------------------- --------------------------
                                 AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                  COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)              COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------            --------- --------------- ----------- --------------- ----------- --------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises................ $  193.8      $  4.4         $ --         $  (2.9)      $   --    $  195.3
   Government -- non-U.S........     71.7         3.7           --            (1.9)          --        73.5
   U.S. corporate...............  2,330.6        80.6           --           (56.1)          --     2,355.1
   Corporate -- non-U.S.........    927.6        26.8          0.2           (15.6)          --       939.0
   Residential
     mortgage-backed............    450.2        11.5          1.5           (14.8)       (11.1)      437.3
   Commercial
     mortgage-backed............    601.0         5.1           --           (67.7)        (3.9)      534.5
   Other asset-backed...........    617.2         3.0           --          (110.2)        (1.6)      508.4
                                 --------      ------         ----         -------       ------    --------
       Total fixed
         maturity
         securities.............  5,192.1       135.1          1.7          (269.2)       (16.6)    5,043.1
Equity securities...............      0.7         0.6           --              --           --         1.3
                                 --------      ------         ----         -------       ------    --------
       Total
         available-for-sale
         securities............. $5,192.8      $135.7         $1.7         $(269.2)      $(16.6)   $5,044.4
                                 ========      ======         ====         =======       ======    ========

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                              LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                          ---------------------------- ---------------------------- ----------------------------
                                   GROSS                        GROSS                        GROSS
(DOLLAR AMOUNTS IN        FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF
MILLIONS)                 VALUE    LOSSES   SECURITIES VALUE  LOSSES (1) SECURITIES VALUE  LOSSES (2) SECURITIES
---------                 ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity
  securities:
   U.S. corporate........ $314.1   $(12.8)      83     $124.0   $(14.4)      29     $438.1   $(27.2)     112
   Corporate -- non-U.S..   76.0     (1.9)      25       77.8     (3.2)      13      153.8     (5.1)      38
   Residential
     mortgage-backed.....   42.8     (2.0)      12       65.6    (11.0)      33      108.4    (13.0)      45
   Commercial
     mortgage-backed.....    4.8     (0.1)       3      101.7    (23.1)      37      106.5    (23.2)      40
   Other asset-backed....   20.0     (0.6)       5        2.1     (1.7)       2       22.1     (2.3)       7
                          ------   ------      ---     ------   ------      ---     ------   ------      ---
Total for securities in
  an unrealized loss
  position............... $457.7   $(17.4)     128     $371.2   $(53.4)     114     $828.9   $(70.8)     242
                          ======   ======      ===     ======   ======      ===     ======   ======      ===

--------
(1)Amounts include $13.4 million of unrealized losses on other-than-temporarily impaired securities.
(2)Amounts include $13.5 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Aging of Gross Unrealized Losses and Other-Than-Temporary Losses

   The following table presents the gross unrealized losses and number of investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                    LESS THAN 20%                      20% TO 50%                    GREATER THAN 50%
                           -------------------------------- -------------------------------- --------------------------------
                                      % OF TOTAL                       % OF TOTAL                       % OF TOTAL
                             GROSS      GROSS                 GROSS      GROSS                 GROSS      GROSS
(DOLLAR AMOUNTS IN         UNREALIZED UNREALIZED NUMBER OF  UNREALIZED UNREALIZED NUMBER OF  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                    LOSSES     LOSSES   SECURITIES   LOSSES     LOSSES   SECURITIES   LOSSES     LOSSES   SECURITIES
---------                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Fixed maturity
  securities:
Less than 12 months:
   Investment grade.......   $(17.1)     24.2%      121       $   --       -- %       --       $   --       -- %       --
   Below investment grade.     (0.1)      0.1         6           --        --        --         (0.2)      0.2         1
                             ------      ----       ---       ------      ----        --       ------      ----        --
       Total..............    (17.2)     24.3       127           --        --        --         (0.2)      0.2         1
                             ------      ----       ---       ------      ----        --       ------      ----        --
12 months or greater:
   Investment grade.......    (16.8)     23.7        61        (10.6)     15.0        10         (6.6)      9.3         5
   Below investment
     grade (1)............     (6.2)      8.8        22         (7.7)     10.9         8         (5.5)      7.8         8
                             ------      ----       ---       ------      ----        --       ------      ----        --
       Total..............    (23.0)     32.5        83        (18.3)     25.9        18        (12.1)     17.1        13
                             ------      ----       ---       ------      ----        --       ------      ----        --
Total.....................   $(40.2)     56.8%      210       $(18.3)     25.9%       18       $(12.3)     17.3%       14
                             ======      ====       ===       ======      ====        ==       ======      ====        ==

--------
(1)Securities in an unrealized loss position for 12 months or greater include other-than-temporarily impaired securities where a non-credit loss of $7.6 million was recorded in OCI.

   The securities less than 20% below cost were primarily attributable to credit spreads that have widened since acquisition for certain mortgage-backed and asset-backed securities and corporate securities in the finance and insurance sector.

   Concentration of Gross Unrealized Losses and Other-Than-Temporary Losses by Sector

   The following table presents the concentration of gross unrealized losses by sector as of December 31, 2010:

                            INVESTMENT GRADE    BELOW INVESTMENT GRADE
                          --------------------  --------------------
                            GROSS    % OF GROSS   GROSS     % OF GROSS
                          UNREALIZED UNREALIZED UNREALIZED  UNREALIZED
(AMOUNTS IN MILLIONS)       LOSSES     LOSSES     LOSSES      LOSSES
---------------------     ---------- ---------- ----------  ----------
Fixed maturity
  securities:
   U.S. corporate........   $(21.0)     29.7%     $ (6.2)       8.8%
   Corporate -- non-U.S..     (5.0)      7.1        (0.1)       0.1
   Residential
     mortgage-backed.....     (4.4)      6.2        (8.6)      12.1
   Commercial
     mortgage-backed.....    (18.4)     26.0        (4.8)       6.8
   Other asset-backed....     (2.3)      3.2          --         --
                            ------      ----      ------       ----
Total....................   $(51.1)     72.2%     $(19.7)      27.8%
                            ======      ====      ======       ====

   While certain securities included in the preceding table were considered other-than-temporarily impaired, we expect to recover the new amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of mortgage-backed and asset-backed securities. We expect our investments in corporate securities will continue to perform in accordance with our conclusions about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities.

   Structured Securities

   The following table presents the concentration of gross unrealized losses related to structured securities as of December 31, 2010:

                                   INVESTMENT GRADE             BELOW INVESTMENT GRADE
                          ---------------------------------  ---------------------------
                                                               GROSS
                          GROSS UNREALIZED    % OF GROSS     UNREALIZED    % OF GROSS
(AMOUNTS IN MILLIONS)          LOSSES      UNREALIZED LOSSES   LOSSES   UNREALIZED LOSSES
---------------------     ---------------- ----------------- ---------- -----------------
Structured securities:
   Residential
     mortgage-backed.....      $ (4.4)           11.4%         $ (8.6)        22.3%
   Commercial
     mortgage-backed.....       (18.4)           47.8            (4.8)        12.5
   Other asset-backed....        (2.3)            6.0              --           --
                               ------            ----          ------         ----
Total structured
  securities.............      $(25.1)           65.2%         $(13.4)        34.8%
                               ======            ====          ======         ====

   Most of the structured securities have been in an unrealized loss position for 12 months or more. Given ongoing concern about the housing market and unemployment, the fair value of these securities has declined due to credit spreads that have widened since acquisition. We examined the performance of the underlying collateral and developed our estimate of cash flows expected to be collected. In doing so, we identified certain securities where the non-credit portion of other-than-temporary impairments was recorded in OCI. Based on this evaluation, we determined that the unrealized losses on our mortgage-backed and asset-backed securities represented temporary impairments as of December 31, 2010.

   Corporate Securities

   The following table presents the concentration of gross unrealized losses related to corporate debt securities by industry as of December 31, 2010:

                                   INVESTMENT GRADE       BELOW INVESTMENT GRADE
                               ------------------------  ------------------------
                               LESS THAN 12 12 MONTHS OR LESS THAN 12 12 MONTHS OR
(AMOUNTS IN MILLIONS)             MONTHS      GREATER       MONTHS      GREATER
---------------------          ------------ ------------ ------------ ------------
Industry:
Finance and insurance.........    $ (6.2)      $ (7.0)       $--         $(5.6)
Utilities and energy..........      (2.9)        (0.7)        --            --
Consumer -- non-cyclical......      (0.9)          --         --            --
Consumer -- cyclical..........      (0.2)          --         --          (0.5)
Capital goods.................      (0.6)        (0.3)        --          (0.1)
Industrial....................      (0.1)          --         --            --
Technology and communications.      (1.9)        (1.8)        --            --
Transportation................        --           --         --          (0.1)
Other.........................      (1.9)        (1.5)        --            --
                                  ------       ------        ---         -----
Total.........................    $(14.7)      $(11.3)       $--         $(6.3)
                                  ======       ======        ===         =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   A portion of the unrealized losses in the finance and insurance sector included debt securities where an other-than-temporary impairment was recorded in OCI. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2010. A subset of the securities issued by banks and other financial institutions represent investments in financial hybrid securities on which a debt impairment model was employed. Most of these hybrid securities retain a credit rating of investment grade. The majority of these securities were issued by foreign financial institutions. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred.

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2009:

                               LESS THAN 12 MONTHS            12 MONTHS OR MORE
                           ---------------------------- ------------------------------
                                    GROSS                          GROSS
(DOLLAR AMOUNTS IN         FAIR   UNREALIZED NUMBER OF   FAIR    UNREALIZED NUMBER OF
MILLIONS)                  VALUE    LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
---------                  ------ ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises.......... $ 98.3   $ (2.9)       7     $     --  $    --       --
   Government -- non-U.S..    2.3       --        3         12.2     (1.9)      10
   U.S. corporate.........  211.6     (5.1)      45        538.0    (51.0)     108
   Corporate -- non-U.S...   25.0     (0.2)       5        183.0    (15.4)      41
   Residential
     mortgage-backed......  109.3    (10.5)      40         83.4    (15.4)      29
   Commercial
     mortgage-backed......  111.9     (2.7)      16        179.8    (68.9)      54
   Other asset-backed.....   77.0     (1.3)      10        353.5   (110.5)      13
                           ------   ------      ---     --------  -------      ---
   Subtotal, fixed
     maturity securities..  635.4    (22.7)     126      1,349.9   (263.1)     255
Equity securities.........     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===
% Below cost -- fixed
  maturity securities:
   (less than)20% Below
     cost................. $611.8   $(12.9)     112     $  989.8  $ (66.3)     183
   20-50% Below cost......   22.1     (7.4)      11        342.9   (163.1)      52
   (greater than)50%
     Below cost...........    1.5     (2.4)       3         17.2    (33.7)      20
                           ------   ------      ---     --------  -------      ---
   Total fixed maturity
     securities...........  635.4    (22.7)     126      1,349.9   (263.1)     255
                           ------   ------      ---     --------  -------      ---
% Below cost -- equity
  securities:
   20-50% Below cost......     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
   Total equity
     securities...........     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===
Investment grade.......... $606.6   $(16.3)     105     $  993.8  $(147.2)     186
Below investment grade....   28.8     (6.4)      21        356.1   (115.9)      69
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2010 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                         AMORTIZED
(AMOUNTS IN MILLIONS)                   COST OR COST FAIR VALUE
---------------------                   ------------ ----------
Due one year or less...................   $  110.8    $  111.9
Due after one year through five years..    1,066.1     1,114.7
Due after five years through ten years.      822.8       867.7
Due after ten years....................    1,662.7     1,749.6
                                          --------    --------
   Subtotal............................    3,662.4     3,843.9
Residential mortgage-backed............      474.3       484.4
Commercial mortgage-backed.............      544.7       540.7
Other asset-backed.....................      171.2       175.0
                                          --------    --------
   Total...............................   $4,852.6    $5,044.0
                                          ========    ========

   As of December 31, 2010, $326.1 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2010, securities issued by finance and insurance, utilities and energy, and consumer -- non-cyclical industry groups represented approximately 17.1%, 30.1% and 15.9% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2010, we did not hold any fixed maturity securities in any single issuer other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholders equity.

   As of December 31, 2010 and 2009, $2.6 million and $2.5 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

  (E) COMMERCIAL MORTGAGE LOANS

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                               2010            2009
                          --------------  --------------
                          CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)      VALUE   TOTAL   VALUE   TOTAL
---------------------     -------- -----  -------- -----
PROPERTY TYPE
Retail...................  $274.5   34.7%  $280.8   35.0%
Industrial...............   238.6   30.1    250.4   31.2
Office...................   183.1   23.1    172.1   21.4
Apartments...............    66.3    8.4     68.9    8.6
Mixed use/other..........    29.3    3.7     30.6    3.8
                           ------  -----   ------  -----
   Total principal
     balance.............   791.8  100.0%   802.8  100.0%
                                   =====           =====
   Unamortized balance
     of loan origination
     fees and costs......     0.5             0.7
   Allowance for losses..    (6.9)           (5.1)
                           ------          ------
   Total.................  $785.4          $798.4
                           ======          ======

                               2010            2009
                          --------------  --------------
                          CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)      VALUE   TOTAL   VALUE   TOTAL
---------------------     -------- -----  -------- -----
GEOGRAPHIC REGION
Pacific..................  $259.7   32.8%  $277.3   34.5%
South Atlantic...........   198.0   25.0    180.6   22.5
Middle Atlantic..........   102.7   13.0     93.9   11.7
East North Central.......    68.6    8.7     75.1    9.4
Mountain.................    44.9    5.7     53.2    6.6
New England..............    44.5    5.6     37.2    4.6
West North Central.......    27.3    3.4     30.6    3.8
West South Central.......    24.8    3.1     32.4    4.1
East South Central.......    21.3    2.7     22.5    2.8
                           ------  -----   ------  -----
   Total principal
     balance.............   791.8  100.0%   802.8  100.0%
                                   =====           =====
   Unamortized balance
     of loan origination
     fees and costs......     0.5             0.7
   Allowance for losses..    (6.9)           (5.1)
                           ------          ------
   Total.................  $785.4          $798.4
                           ======          ======

   As of December 31, 2010, our total mortgage holdings secured by real estate in California was $167.0 million which was 21.1% of our total mortgage holdings.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table sets forth the aging of past due commercial mortgage loans by property type as of December 31, 2010:

                                                                GREATER THAN
                                      31 - 60 DAYS 61 - 90 DAYS   90 DAYS    TOTAL PAST
(AMOUNTS IN MILLIONS)                   PAST DUE     PAST DUE     PAST DUE      DUE     CURRENT  TOTAL
---------------------                 ------------ ------------ ------------ ---------- ------- -------
PROPERTY TYPE:
   Retail............................     $ --        $  --         $ --       $  --    $274.5  $ 274.5
   Industrial........................       --          4.3           --         4.3     234.3    238.6
   Office............................       --           --           --          --     183.1    183.1
   Apartments........................       --           --           --          --      66.3     66.3
   Mixed use/other...................       --           --           --          --      29.3     29.3
                                          ----        -----         ----       -----    ------  -------
   Total principal balance...........     $ --        $ 4.3         $ --       $ 4.3    $787.5  $ 791.8
                                          ====        =====         ====       =====    ======  =======
% of total commercial mortgage loans.      --%         0.5%          --%        0.5%     99.5%   100.0%
                                          ====        =====         ====       =====    ======  =======

   We had no commercial mortgage loans that were outstanding more than 90 days and still accruing interest. There were no commercial mortgage loans on nonaccrual status as of December 31, 2010.

   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans for the year ended December 31:

(AMOUNTS IN MILLIONS)                                                                           2010
---------------------                                                                          ------
Allowance for credit losses:
   Beginning balance.......................................................................... $  5.1
   Charge-offs................................................................................   (1.1)
   Recoveries.................................................................................     --
   Provision..................................................................................    2.9
                                                                                               ------
   Ending balance............................................................................. $  6.9
                                                                                               ======
   Ending allowance for individually impaired loans........................................... $   --
                                                                                               ======
   Ending allowance for loans not individually impaired that were evaluated collectively for impairment............................................................................... $  6.9
                                                                                               ======
Principal balance:
   Ending balance............................................................................. $791.8
                                                                                               ======
   Ending balance of individually impaired loans.............................................. $  1.2
                                                                                               ======
   Ending balance of loans not individually impaired that were evaluated collectively for impairment............................................................................... $790.6
                                                                                               ======

   The following table presents the activity in the allowance for losses during the years ended December 31:

(AMOUNTS IN MILLIONS)      2009  2008
---------------------      ---- -----
Balance as of January 1... $2.5 $ 2.3
Provision.................  2.6   0.3
Release...................   --  (0.1)
                           ---- -----
Balance as of December 31. $5.1 $ 2.5
                           ==== =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table sets forth impaired commercial mortgage loans by property type as of December 31, 2010:

                                   UNPAID                          AVERAGE    INTEREST
                        RECORDED  PRINCIPAL              RELATED   RECORDED    INCOME
(AMOUNTS IN MILLIONS)  INVESTMENT  BALANCE  CHARGE-OFFS ALLOWANCE INVESTMENT RECOGNIZED
---------------------  ---------- --------- ----------- --------- ---------- ----------
 PROPERTY TYPE:
    Retail............    $1.2      $2.3       $1.1        $--       $1.2       $--
    Industrial........      --        --         --         --         --        --
    Office............      --        --         --         --         --        --
    Apartments........      --        --         --         --         --        --
   Mixed use/other....      --        --         --         --         --        --
                          ----      ----       ----        ---                  ---
    Total.............    $1.2      $2.3       $1.1        $--       $1.2       $--
                          ====      ====       ====        ===                  ===

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgages loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

   The following table sets forth the average loan-to-value of commercial mortgage loans by property type as of December 31, 2010:

                                           AVERAGE LOAN-TO-VALUE (1)
                          -----------------------------------------------------------
                                                                  GREATER THAN
(AMOUNTS IN MILLIONS)     0% - 50% 51% - 60% 61% - 75% 76% - 100%     100%      TOTAL
---------------------     -------- --------- --------- ---------- ------------ ------
PROPERTY TYPE:
   Retail................  $ 63.7   $ 54.7    $122.5     $ 29.1      $ 4.5     $274.5
   Industrial............    41.4     62.8     101.4       25.8        7.2      238.6
   Office................    32.1     17.8      64.4       61.7        7.1      183.1
   Apartments............     9.8     32.1      16.8        7.6         --       66.3
   Mixed use/other.......    21.2       --        --        8.1         --       29.3
                           ------   ------    ------     ------      -----     ------
   Total.................  $168.2   $167.4    $305.1     $132.3      $18.8     $791.8
                           ======   ======    ======     ======      =====     ======
% of total...............    21.3%    21.1%     38.5%      16.7%       2.4%     100.0%
                           ======   ======    ======     ======      =====     ======
Weighted-average debt
  service coverage ratio
  (2)....................    2.14     1.77      1.61       1.18       0.97       1.67
                           ======   ======    ======     ======      =====     ======

--------
(1)Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
(2)Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table sets forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31, 2010:

                                               DEBT SERVICE COVERAGE RATIO -- FIXED RATE (1)
                                    -------------------------------------------------------------------
                                                                                        GREATER
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00  TOTAL
---------------------               -------------- ----------- ----------- ----------- --------- ------
PROPERTY TYPE:
   Retail..........................     $14.9         $25.0      $101.2      $ 67.5     $ 65.9   $274.5
   Industrial......................      20.8          19.3        44.0       114.0       40.5    238.6
   Office..........................      19.9          33.3        45.8        54.5       29.6    183.1
   Apartments......................        --           9.9        15.9        27.3       13.2     66.3
   Mixed use/other.................        --            --         8.1         4.4       16.8     29.3
                                        -----         -----      ------      ------     ------   ------
   Total...........................     $55.6         $87.5      $215.0      $267.7     $166.0   $791.8
                                        =====         =====      ======      ======     ======   ======
% of total.........................       7.0%         11.0%       27.2%       33.8%      21.0%   100.0%
                                        =====         =====      ======      ======     ======   ======
Weighted-average loan-to-value (2).      83.9%         65.4%       70.3%       60.8%      47.4%    62.7%
                                        =====         =====      ======      ======     ======   ======

--------
(1)Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
(2)Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   There were no floating rate commercial mortgage loans as of December 31, 2010.

  (F) OTHER INVESTED ASSETS

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                          2010            2009
                                     --------------  --------------
                                     CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                 VALUE   TOTAL   VALUE   TOTAL
---------------------                -------- -----  -------- -----
Trading securities..................  $110.5   42.8%  $ 17.3   13.7%
Securities lending collateral.......    66.1   25.6     51.0   40.3
Derivatives.........................    52.8   20.4     44.4   35.0
Derivatives counterparty collateral.    28.7   11.1     13.6   10.7
Other investments...................     0.3    0.1      0.4    0.3
                                      ------  -----   ------  -----
   Total other invested assets......  $258.4  100.0%  $126.7  100.0%
                                      ======  =====   ======  =====

  (G) RESTRICTED OTHER INVESTED ASSETS RELATED TO VARIABLE INTEREST ENTITIES

   Our consolidated VIEs hold certain investments that are recorded as restricted other invested assets related to VIEs. The consolidated VIEs hold certain investments as trading securities whereby the changes in fair value are recorded in current period income (loss). The trading securities are comprised of asset-backed securities, including highly rated bonds that are primarily backed by credit card receivables. See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


  (3) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibition on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include cash flow hedges.

   The following table sets forth our positions in derivative instruments as of December 31:

                                  DERIVATIVE ASSETS           DERIVATIVE LIABILITIES
                           ------------------------------  -----------------------------
                               BALANCE        FAIR VALUE      BALANCE        FAIR VALUE
                                SHEET        ------------      SHEET        ------------
(AMOUNTS IN MILLIONS)       CLASSIFICATION    2010   2009  CLASSIFICATION    2010  2009
---------------------      --------------    -----  -----  --------------   ------ -----
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
                            Other invested                       Other
   Interest rate swaps....      assets       $49.8  $31.9     liabilities   $ 15.8 $17.4
   Inflation indexed        Other invested                       Other
     swaps................      assets          --     --     liabilities      2.1   1.5
                                             -----  -----                   ------ -----
   Total cash flow hedges.                    49.8   31.9                     17.9  18.9
                                             -----  -----                   ------ -----
   Total derivatives
     designated as hedges.                    49.8   31.9                     17.9  18.9
                                             -----  -----                   ------ -----
DERIVATIVES NOT
DESIGNATED AS HEDGES
                            Other invested                       Other
   Interest rate swaps....      assets          --    3.8     liabilities      1.0   3.1
   Interest rate            Other invested                       Other
     swaptions............      assets         0.1     --     liabilities       --    --
                            Other invested                       Other
   Credit default swaps...      assets         0.8    1.9     liabilities      0.4    --
                              Restricted
   Credit default swaps     other invested                       Other
     related to VIEs (1)..      assets          --     --     liabilities    128.6    --
                            Other invested                       Other
   Equity index options...      assets         2.1    6.8     liabilities       --    --
                            Other invested                       Other
   Financial futures......      assets          --     --     liabilities       --    --
                                                             Policyholder
   GMWB embedded              Reinsurance                       account
     derivatives..........  recoverable (2)   (0.9)  (0.9)   balances (3)     13.1  19.0
                                             -----  -----                   ------ -----
   Total derivatives not
     designated as hedges.                     2.1   11.6                    143.1  22.1
                                             -----  -----                   ------ -----
   Total derivatives......                   $51.9  $43.5                   $161.0 $41.0
                                             =====  =====                   ====== =====

--------
(1)See note 13 for additional information related to consolidated VIEs.
(2)Represents the embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                   MATURITIES/
(NOTIONAL IN MILLIONS)     MEASUREMENT DECEMBER 31, 2009 ADDITIONS TERMINATIONS DECEMBER 31, 2010
----------------------     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
   Interest rate swaps....  Notional       $1,194.1      $     --   $   (12.0)      $1,182.1
   Inflation indexed
     swaps................  Notional           50.0           6.6        (0.6)          56.0
                                           --------      --------   ---------       --------
   Total cash flow hedges.                  1,244.1           6.6       (12.6)       1,238.1
                                           --------      --------   ---------       --------
   Total derivatives
     designated as hedges.                  1,244.1           6.6       (12.6)       1,238.1
                                           --------      --------   ---------       --------
DERIVATIVES NOT
DESIGNATED AS HEDGES
Interest rate swaps.......  Notional          175.0         250.0      (275.0)         150.0
Credit default swaps......  Notional           83.0            --          --           83.0
Credit default swaps
  related to VIEs (1).....  Notional             --         322.1        (5.5)         316.6
Equity index options......  Notional           70.1          27.1       (39.5)          57.7
Interest rate swaptions...  Notional             --         200.0          --          200.0
Financial futures.........  Notional        1,518.3       2,247.6    (3,570.9)         195.0
                                           --------      --------   ---------       --------
   Total derivatives not
     designated as hedges.                  1,846.4       3,046.8    (3,890.9)       1,002.3
                                           --------      --------   ---------       --------
   Total derivatives......                 $3,090.5      $3,053.4   $(3,903.5)      $2,240.4
                                           ========      ========   =========       ========

--------
(1)See note 13 for additional information related to consolidated VIEs.

(NUMBER OF POLICIES)      MEASUREMENT DECEMBER 31, 2009 ADDITIONS TERMINATIONS DECEMBER 31, 2010
--------------------      ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT
DESIGNATED AS HEDGES
GMWB embedded derivatives  Policies         5,724          608        (152)          6,180

   CASH FLOW HEDGES

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed-rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........       $21.0             $0.4                 income                  $0.5
                                -----             ----                                         ----
   Total.................       $21.0             $0.4                                         $0.5
                                =====             ====                                         ====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps           Net investment
  hedging assets.........     gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2009:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $(152.0)           $0.3                 income                  $(7.2)
                               -------            ----                                         -----
   Total.................      $(152.0)           $0.3                                         $(7.2)
                               =======            ====                                         =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps           Net investment
  hedging assets.........     gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The ineffectiveness related to our cash flow hedges for the year ended December 31, 2008 was $9.2 million and there were no amounts excluded from the measure of effectiveness.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)      2010   2009    2008
---------------------     -----  ------  ------
Derivatives qualifying
  as effective
  accounting hedges as
  of January 1........... $34.7  $132.6  $ 13.6
Current period increases
  (decreases) in fair
  value, net of deferred
  taxes of $(8.0), $54.3
  and $(65.4)............  13.0   (97.7)  119.0
Reclassification to net
  (income) loss, net of
  deferred taxes of
  $0.2, $0.1, $0.0.......  (0.2)   (0.2)     --
                          -----  ------  ------
Derivatives qualifying
  as effective
  accounting hedges as
  of December 31......... $47.5  $ 34.7  $132.6
                          =====  ======  ======

   The total of derivatives designated as cash flow hedges of $47.5 million, net of taxes, recorded in stockholders' equity as of December 31, 2010 is expected to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. Of this amount, $0.5 million, net of taxes, is expected to be reclassified to net income (loss) in the next 12 months. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2036. No amounts were reclassified to net income (loss) during the years ended December 31, 2010 and 2009 in connection with forecasted transactions that were no longer considered probable of occurring. During 2008, we terminated a large portion of our forward starting interest rate swaps, which were designated as cash flow hedges, related to our long-term care insurance business to reduce our counterparty credit exposure and increase

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

liquidity. The respective balance in OCI related to these derivatives will be reclassified into net income (loss) when the forecasted transactions affect net income (loss), as the forecasted transactions are still probable of occurring.

   DERIVATIVES NOT DESIGNATED AS HEDGES

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and replicate characteristics of investments with similar terms and credit risk; (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

   We also have derivatives related to VIEs where we were required to consolidate the related VIE as a result of our involvement in the structure. The counterparties for these derivatives only have recourse to the VIE. Credit default swaps are utilized in certain VIEs to enhance the yield payable on the borrowings issued by the VIE and also include a settlement feature that allows the VIE to provide the par value of assets in the VIE for the amount of any losses incurred under the credit default swap. See note 13 for additional information related to consolidated VIEs.

   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                     2010   2009    2008             IN NET INCOME (LOSS)
---------------------                    -----  ------  ------  ----------------------------------------
Interest rate swaps..................... $13.0  $(29.3) $ 37.1  Net investment gains (losses)
Interest rate swaptions.................  (3.9)     --      --  Net investment gains (losses)
Credit default swaps....................  (0.4)    6.5    (3.2) Net investment gains (losses)
Credit default swaps related to
  VIEs (1)..............................  (8.6)     --      --  Net investment gains (losses)
Equity index options....................  (6.2)  (19.7)   31.9  Net investment gains (losses)
Financial futures.......................  (9.8)  (32.9)   10.4  Net investment gains (losses)
GMWB embedded derivatives...............   8.4    74.7   (85.6) Net investment gains (losses)
                                         -----  ------  ------
   Total derivatives not designated as
     hedges............................. $(7.5) $ (0.7) $ (9.4)
                                         =====  ======  ======

--------
(1)See note 13 for additional information related to consolidated VIEs.

   DERIVATIVE COUNTERPARTY CREDIT RISK

   As of December 31, 2010 and 2009, net fair value assets by counterparty totaled $49.9 million and $40.0 million, respectively. As of December 31, 2010 and 2009, net fair value liabilities by counterparty totaled $145.1 million and $17.7 million, respectively. As of December 31, 2010 and 2009, we retained collateral of $28.7 million and $13.6 million, respectively. Related to these agreements, there was $1.1 million of over collateralization in 2010 and no over collateralization in 2009 from certain counterparties. As of December 31, 2010, we posted $19.4 million of collateral to derivative counterparties, including over collateralization of $3.6 million. As of December 31, 2009, we posted $23.1 million of collateral to derivative counterparties, including over collateralization of $5.7 million. For derivatives related to VIEs, there are no arrangements that require either party to provide collateral and the recourse of the derivative counterparty is typically limited to the assets held by the VIE and there is no recourse to any entity other than the VIE.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Except for derivatives related to VIEs, all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2010 and 2009, we could have been allowed to claim up to $22.3 million and $26.4 million, respectively, from counterparties and required to disburse up to $0.7 million and $0.3 million, respectively. This represents the net fair value of gains and losses by counterparty, less available collateral held, and did not include any fair value gains or losses for derivatives related to VIEs.

   CREDIT DERIVATIVES -- SELL PROTECTION

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps and the par value of debt instruments with embedded credit derivatives. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction. For debt instruments with embedded credit derivatives, the security's principal is typically reduced by the net amount of default for any referenced entity defaults.

   In addition to the credit derivatives discussed above, we also have credit derivative instruments related to VIEs that we were required to consolidate in 2010. These derivatives represent a customized index of reference entities with specified attachment points for certain derivatives. The credit default triggers are similar to those described above. In the event of default, the VIE will provide the counterparty with the par value of assets held in the VIE for the amount of incurred loss on the credit default swap. The maximum exposure to loss for the VIE is the notional value of the derivatives. Certain losses on these credit default swaps would be absorbed by the third-party noteholders of the VIE and the remaining losses on the credit default swaps would be absorbed by our portion of the notes issued by the VIE. See note 13 for information on the third-party borrowings related to consolidated VIEs.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2010                        2009
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..  $ 5.0    $0.1      $--      $  --    $ --      $--
A
   Matures after one year through five years..    5.0     0.2       --        5.0     0.2       --
BBB
   Matures after one year through five years..   25.0     0.6       --       30.0     0.7       --
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $35.0    $0.9      $--      $35.0    $0.9      $--
                                                =====    ====      ===      =====    ====      ===

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of December 31:

                                                            2010                        2009
                                                 --------------------------- ---------------------------
                                                 NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                             VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                            -------- ------ ----------- -------- ------ -----------
Original index tranche attachment/detachment
  point and maturity:
   12% -- 22% matures after five years through
     ten years (1)..............................  $ 48.0   $--     $  0.4     $48.0    $1.0      $--
   Total credit default swap index tranches.....    48.0    --        0.4      48.0     1.0       --
Customized credit default swap index tranches
  related to VIEs:
   Portion backing third-party borrowings
     maturing 2017 (2)..........................    16.5    --        8.1        --      --       --
   Portion backing our interest maturing 2017
     (3)........................................   300.0    --      120.5        --      --       --
                                                  ------   ---     ------     -----    ----      ---
   Total customized credit default swap index
     tranches related to VIEs...................   316.5    --      128.6        --      --       --
                                                  ------   ---     ------     -----    ----      ---
   Total credit default swaps on index
     tranches...................................  $364.5   $--     $129.0     $48.0    $1.0      $--
                                                  ======   ===     ======     =====    ====      ===

--------
(1)The current attachment/detachment as of December 31, 2010 and 2009 was 12.0% -- 22.0%.
(2)Original notional value was $39 million.
(3)Original notional value was $300 million.

   The following table sets forth our holding of available-for-sale fixed maturity securities that include embedded credit derivatives and the fair values as of December 31:

                                                         2010                      2009
                                               ------------------------ --------------------------
                                                PAR   AMORTIZED   FAIR   PAR    AMORTIZED   FAIR
(AMOUNTS IN MILLIONS)                          VALUE COST OR COST VALUE VALUE  COST OR COST VALUE
---------------------                          ----- ------------ ----- ------ ------------ ------
Credit rating:
AA
   Matures after five years through ten
     years (1)................................  $--      $--       $--  $100.0    $100.0    $ 95.8
BBB
   Matures after five years through ten
     years (2)................................   --       --        --   100.0     100.0      75.8
BB
   Matures after five years through ten
     years (2)................................   --       --        --   200.0     227.7     148.2
                                                ---      ---       ---  ------    ------    ------
   Total available-for-sale fixed maturity
     securities that include embedded credit
     derivatives..............................  $--      $--       $--  $400.0    $427.7    $319.8
                                                ===      ===       ===  ======    ======    ======

--------
(1)The amounts in 2009 related to securities that were reclassified to the trading category on July 1, 2010 as a result of adopting new accounting guidance related to embedded credit derivatives.
(2)The amounts in 2009 related to certain VIEs that were consolidated on January 1, 2010. See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


(4)DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)     2010 (1) 2009 (2)  2008
---------------------     -------- -------- ------
Unamortized balance as
  of January 1...........  $492.0   $497.8  $435.8
   Costs deferred........    38.4     32.8    93.6
   Amortization, net of
     interest accretion..   (47.6)   (32.8)  (31.6)
   Cumulative effect
     adjustment..........     0.4     (5.8)     --
                           ------   ------  ------
Unamortized balance as
  of December 31.........   483.2    492.0   497.8
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............   (64.2)    10.9   110.6
                           ------   ------  ------
Balance as of December 31  $419.0   $502.9  $608.4
                           ======   ======  ======

--------
(1)On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $0.6 million on DAC.
(2)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $1.9 million on DAC.

   We regularly review DAC to determine if it is recoverable from future income. In 2010, loss recognition testing of our life insurance business resulted in an increase in amortization of DAC of $15.4 million due to higher lapses on our term life insurance policies as they go through their post level rate period. As of December 31, 2010, we believe all of our other businesses have sufficient future income where the related DAC is recoverable. In 2009 and 2008, loss recognition testing of our fee-based products in our retirement income business resulted in an increase in amortization of DAC of $4.8 million and $9.9 million, respectively, reflecting unfavorable equity market performance.

(5)INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                     2010                        2009
                          --------------------------  --------------------------
                          GROSS CARRYING ACCUMULATED  GROSS CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)         AMOUNT     AMORTIZATION     AMOUNT     AMORTIZATION
---------------------     -------------- ------------ -------------- ------------
PVFP.....................     $114.1        $(91.4)       $129.9        $(89.2)
Deferred sales
  inducements to
  contractholders........       26.5          (8.4)         37.1          (3.8)
                              ------        ------        ------        ------
   Total.................     $140.6        $(99.8)       $167.0        $(93.0)
                              ======        ======        ======        ======

   Amortization expense related to PVFP for the years ended December 31, 2010, 2009 and 2008 was $2.2 million, $(9.6) million and $3.5 million, respectively. Amortization expense related to deferred sales inducements of $4.6 million, $0.4 million and $(0.9) million, respectively, for the years ended December 31, 2010, 2009 and 2008 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


  (A) PRESENT VALUE OF FUTURE PROFITS

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)      2010  2009 (1)  2008
---------------------     -----  -------- -----
Unamortized balance as
  of January 1........... $31.2   $23.2   $26.7
   Interest accreted at
     4.7%, 4.9% and 4.9%.   1.4     1.3     1.2
   Amortization..........  (3.6)    8.3    (4.7)
   Cumulative effect
     adjustment..........    --    (1.6)     --
                          -----   -----   -----
Unamortized balance as
  of December 31.........  29.0    31.2    23.2
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............  (6.3)    9.5    28.2
                          -----   -----   -----
Balance as of December 31 $22.7   $40.7   $51.4
                          =====   =====   =====

--------
(1)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.2 million on PVFP.

   The percentage of the December 31, 2010 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2011. 11.3%
                                  2012. 10.1%
                                  2013.  9.3%
                                  2014.  7.6%
                                  2015.  7.0%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (B) GOODWILL

   The following is a summary of our goodwill balance by segment as of the dates indicated:

                                          RETIREMENT
                                          INCOME AND
        (AMOUNTS IN MILLIONS)             INVESTMENTS PROTECTION  TOTAL
        ---------------------             ----------- ---------- ------
        Balance as of December 31, 2008:
        Gross goodwill...................   $ 25.3      $49.1    $ 74.4
        Accumulated impairment losses....    (25.3)        --     (25.3)
                                            ------      -----    ------
        Goodwill.........................       --       49.1      49.1
                                            ------      -----    ------
        Balance as of December 31, 2009:
        Gross goodwill...................     25.3       49.1      74.4
        Accumulated impairment losses....    (25.3)        --     (25.3)
                                            ------      -----    ------
        Goodwill.........................       --       49.1      49.1
                                            ------      -----    ------
        Balance as of December 31, 2010:
        Gross goodwill...................     25.3       49.1      74.4
        Accumulated impairment losses....    (25.3)        --     (25.3)
                                            ------      -----    ------
        Goodwill.........................   $   --      $49.1    $ 49.1
                                            ======      =====    ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   GOODWILL IMPAIRMENT LOSSES

   There were no goodwill impairment charges recorded in 2010 and 2009. However, continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

   During 2008, as a result of our annual goodwill impairment analysis, we recorded a goodwill impairment related to our retirement income reporting unit of $25.3 million, as discussed further below.

   Key considerations related to impairments recorded during 2008 for our retirement income reporting unit were equity market conditions and industry growth. As a result of declining equity market conditions, expected near term industry growth and our refined sales strategy, the fair value determined using a discounted cash flow model decreased and resulted in an impairment of the goodwill balance of $25.3 million in the fourth quarter of 2008.

(6) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2010, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions, in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut. Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $185.2 million and $197.1 million as of December 31, 2010 and 2009, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force structured settlements reinsured had aggregate policyholder reserves of $691.8 million and $700.0 million as of December 31, 2010 and 2009, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $982.3 million and $894.3 million as of December 31, 2010 and 2009, respectively. As of December 31, 2010 and 2009, we had $90.8 million and $98.1 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.6 million and $2.4 million for the years ended December 31, 2010 and 2009, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities of $1,260.4 million and $1,175.5 million, respectively, as of December 31, 2010 and 2009 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net domestic life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)        2010        2009        2008
---------------------     ----------  ----------  ----------
Direct life insurance
  in-force............... $ 29,431.2  $ 28,375.8  $ 28,592.7
Amounts assumed from
  other companies........       47.6        54.7        61.5
Amounts ceded to other
  companies (1)..........  (22,166.2)  (21,782.2)  (21,786.4)
                          ----------  ----------  ----------
Net life insurance
  in-force............... $  7,312.6  $  6,648.3  $  6,867.8
                          ==========  ==========  ==========
Percentage of amount
  assumed to net.........        0.7%        0.8%        0.9%
                          ==========  ==========  ==========

--------
(1)Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                   WRITTEN                     EARNED
-                         -------------------------  -------------------------
(AMOUNTS IN MILLIONS)       2010     2009     2008     2010     2009     2008
---------------------     -------  -------  -------  -------  -------  -------
Direct................... $ 233.5  $ 227.6  $ 252.3  $ 231.0  $ 227.2  $ 250.3
Assumed..................    70.6     72.9     76.8     71.8     72.1     77.3
Ceded....................  (119.7)  (121.1)  (116.3)  (120.6)  (120.0)  (116.9)
                          -------  -------  -------  -------  -------  -------
Net premiums............. $ 184.4  $ 179.4  $ 212.8  $ 182.2  $ 179.3  $ 210.7
                          =======  =======  =======  =======  =======  =======
Percentage of amount
  assumed to net.........                               39.4%    40.2%    36.7%
                                                     =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $239.7 million, $203.2 million and $249.8 million during 2010, 2009 and 2008, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


(7)INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY  INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION  ASSUMPTION     2010     2009
---------------------                            ---------- ------------- -------- --------
Long-term care insurance contracts..............    (a)      5.0% - 7.5%  $1,581.6 $1,449.1
Structured settlements with life contingencies..    (b)      2.0% - 8.5%     583.6    580.0
Annuity contracts with life contingencies.......    (b)      2.0% - 8.5%     291.8    287.0
Traditional life insurance contracts............    (c)      2.5% - 7.5%      69.1     65.4
Supplementary contracts with life contingencies.    (b)      2.0% - 8.5%      48.0     43.8
Accident and health insurance contracts.........    (d)         3.5%           0.1      0.1
                                                                          -------- --------
   Total future policy benefits.................                          $2,574.2 $2,425.4
                                                                          ======== ========

--------
(a)The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
(c)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
(d)The 1958 Commissioner's Standard Ordinary Tables.

   Assumptions as to persistency are based on the Company's experience.

   POLICYHOLDER ACCOUNT BALANCES

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(AMOUNTS IN MILLIONS)                                 2010     2009
---------------------                               -------- --------
Annuity contracts.................................. $3,077.4 $3,265.3
FABNs..............................................    400.1    400.1
Structured settlements without life contingencies..    243.0    253.9
Supplementary contracts without life contingencies.     67.5     68.7
                                                    -------- --------
   Total investment contracts......................  3,788.0  3,988.0
Universal life insurance contracts.................    253.8    248.9
                                                    -------- --------
   Total policyholder account balances............. $4,041.8 $4,236.9
                                                    ======== ========

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   As of December 31, 2010 and 2009, our liability associated with certain nontraditional long-duration contracts was approximately $937.6 million and $841.3 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                      2010   2009
----------------------------                                                     ------ ------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value............... $249.6 $213.9
   Net amount at risk........................................................... $  3.3 $ 11.1
   Average attained age of contractholders......................................     69     69

   Enhanced death benefits (step-up, roll-up, payment protection) account value. $569.9 $527.9
   Net amount at risk........................................................... $ 22.4 $ 59.8
   Average attained age of contractholders......................................     67     67

Account values with living benefit guarantees:
   GMWBs........................................................................ $543.5 $705.6
   Guaranteed annuitization benefits............................................ $ 56.4 $ 53.1

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $0.1 million as of December 31, 2010 and 2009.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2010 and 2009, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $78.4 million and $88.2 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

(AMOUNTS IN MILLIONS)   2010   2009
---------------------  ------ ------
 Balanced funds....... $363.7 $355.1
 Equity funds.........  132.5  210.6
 Bond funds...........   93.4  145.9
 Money market funds...    4.4   24.0
 Other................    5.9   23.1
                       ------ ------
    Total............. $599.9 $758.7
                       ====== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


(8)LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(AMOUNTS IN MILLIONS)        2010     2009     2008
---------------------      -------  -------  -------
Balance as of January 1... $ 368.0  $ 318.7  $ 255.8
Less reinsurance
  recoverables............  (217.2)  (193.2)  (154.5)
                           -------  -------  -------
   Net balance as of
     January 1............   150.8    125.5    101.3
                           -------  -------  -------
Incurred related to
  insured events of:
   Current year...........    80.0     66.2     58.8
   Prior years............    22.9     28.3     15.8
                           -------  -------  -------
       Total incurred.....   102.9     94.5     74.6
                           -------  -------  -------
Paid related to insured
  events of:
   Current year...........   (34.3)   (24.7)   (17.5)
   Prior years............   (48.6)   (44.5)   (32.9)
                           -------  -------  -------
       Total paid.........   (82.9)   (69.2)   (50.4)
                           -------  -------  -------
   Net balance as of
     December 31..........   170.8    150.8    125.5
                           -------  -------  -------
Add reinsurance
  recoverables............   272.9    217.2    193.2
                           -------  -------  -------
Balance as of December 31. $ 443.7  $ 368.0  $ 318.7
                           =======  =======  =======

   As described in note 1, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in mortality, morbidity and medical costs.

   For 2010, the increase in the ending liability for policy and contract claims was primarily related to our long-term care business as a result of an increase in the amount and duration of claims as compared to the prior year.

   During 2010, 2009 and 2008, we strengthened reserves by $22.9 million, $28.3 million and $15.8 million, respectively, as a result of changes in estimates related to prior year incurred events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2010, we increased claim reserves related to our long-term care insurance business by $12.4 million from $357.3 million as of December 31, 2009. In the current stressed economic environment, we have experienced an increase in severity and duration of claims associated with observed loss development along with refinements to our estimated claim reserves all of which contributed to the reserve increase.

   In 2009, we strengthened claims reserves related to our long-term care insurance business by $21.1 million from $304.5 million as of December 31, 2008. In 2008, we strengthened claims reserves related to our long-term care insurance business by $13.4 million from $245.2 million as of December 31, 2007. Consistent with our reserving methodology, the strengthening includes a reclassification from future policy benefit reserves, which includes a provision for expected claims from policy inception. This provision is reclassified to claim reserves upon commencement of actual claim activity. Additionally, the strengthening includes refinements to our estimated claims reserves for timing, amount and duration of claims associated with observed loss development. For our other businesses, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liability.

(9)RELATED PARTY TRANSACTIONS

We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $45.1 million, $42.1 million and $61.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with Genworth North America Corporation ("GNA"), the parent company of GLIC. We have a revolving credit line with GNA. There was $0.3 million and $0.1 million of interest expense incurred under this agreement for December 31, 2010 and 2009, respectively. There was no interest expense incurred under this agreement for the year ended 2008. During 2009, we borrowed and then repaid $86.0 million to GNA and as of December 31, 2010 and 2009, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2010, we did not record any gains in additional paid-in capital related to the sale of securities to affiliates. For the years ended December 31, 2009 and 2008, $25.9 million and $0.7 million, respectively, in additional paid-in capital related to gains associated with the sale of securities to affiliates.

(10)INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)         2010   2009   2008
---------------------         ----- -----  ------
Current federal income
  taxes...................... $16.4 $(9.4) $ (9.6)
Deferred federal income
  taxes......................  11.7  14.6   (36.4)
                              ----- -----  ------
   Total federal income
     taxes...................  28.1   5.2   (46.0)
                              ----- -----  ------
Current state income
  taxes......................   0.6  (0.2)    0.4
Deferred state income
  taxes......................   1.5   0.2    (1.3)
                              ----- -----  ------
       Total state
         income taxes........   2.1    --    (0.9)
                              ----- -----  ------
       Total provision
         (benefit) for
         income taxes........ $30.2 $ 5.2  $(46.9)
                              ===== =====  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                          2010  2009  2008
                          ----  ----  ----
Statutory U.S. federal
  income tax rate........ 35.0% 35.0% 35.0%
Increase (reduction) in
  rate resulting from:
   State income tax, net
     of federal income
     tax effect..........  1.6  (0.1)  0.4
   Non-deductible
     goodwill............   --    --  (5.7)
   Dividends received
     deductions.......... (0.9) (3.5)  0.2
   Tax benefits related
     to separation from
     former parent....... (0.8)   --    --
   Interest on uncertain
     tax positions....... (0.4)   --    --
   Other, net............ (0.2) (2.5)  0.2
                          ----  ----  ----
Effective rate........... 34.3% 28.9% 30.1%
                          ====  ====  ====

   In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, their former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $0.7 million of previously uncertain tax benefits related to the separation.

   The components of the net deferred income tax liability were as follows as of December 31:

(AMOUNTS IN MILLIONS)          2010   2009
---------------------         ------ ------
Assets:
   Net unrealized losses
     on investment
     securities.............. $   -- $ 44.7
   Investments...............  109.5   34.8
   Net operating loss
     carryforwards...........    7.6   22.6
   Accrued commission
     and general expenses....    2.9    2.7
   Insurance reserves........     --   12.3
   Other.....................   15.7    0.5
                              ------ ------
       Total deferred
         income tax
         assets..............  135.7  117.6
                              ------ ------
Liabilities:
   Net unrealized gains
     on investment
     securities..............   30.1     --
   Net unrealized gains
     on derivatives..........   26.2   18.4
   Insurance reserves........   38.7     --
   PVFP......................   20.4   22.3
   DAC.......................  127.3  130.5
   Other.....................    5.6   19.4
                              ------ ------
       Total deferred
         income tax
         liabilities.........  248.3  190.6
                              ------ ------
       Net deferred
         income tax
         liability........... $112.6 $ 73.0
                              ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss carryforwards amounted to $21.7 million as of December 31, 2010, and if unused, will expire beginning in 2025.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   We paid federal and state taxes of $18.0 million for the year ended December 31, 2010. We received refunds of federal and state taxes of $0.4 million and $0.8 million for the years ended December 31, 2009 and 2008, respectively.

   As of December 31, 2010, our current federal income tax receivable was $16.5 million and our current state income tax payable was $1.2 million. As of December 31, 2009, our current federal and state income tax receivable was $14.2 million.

   A reconciliation of the amount of unrecognized tax benefits was as follows as of December 31:

               (AMOUNTS IN MILLIONS)                        2010
               ---------------------                        ----
               Balance as of January 1..................... $ --
               Tax positions related to the current period.  2.4
               Tax positions related to the prior years:
                  Gross additions..........................  6.4
                                                            ----
               Balance as of December 31................... $8.8
                                                            ====

   The total amount of unrecognized tax benefits was $8.8 million at December 31, 2010, none of which would affect the effective rate on operations. For the years ended December 31, 2009 and 2008, the Company had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. We accrued a benefit of approximately $0.5 million of interest as of December 31, 2010.
The consolidated balance sheet as of December 31, 2009 included no amounts for interest or penalties related to unrecognized tax benefits. No interest expense was recognized as a component of income tax expense in 2009 and 2008.

   The Company files U.S. Federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, the Company is no longer subject to U.S. Federal income tax examinations for years prior to 2000 and 2005 through 2006. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations. The Internal Revenue Service ("IRS") is currently reviewing the U.S. income tax returns for the 2007 and 2008 tax years. The Company was included in filing consolidated returns with its former parent, General Electric Company ("GE"), in 2003 and 2004 before the IPO, which included the pre-IPO related transactions. The IRS has completed its examination of these GE consolidated returns and the appropriate adjustments under the Tax Matters Agreement ("TMA") and other tax sharing arrangements with GE, are still in process. Certain issues from the 2000 through 2004 audit cycle are agreed upon and are in the process of being finalized with the IRS appeals division.

(11)COMMITMENTS AND CONTINGENCIES

  LITIGATION

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   On July 30, 2010, Genworth received a subpoena from the office of the New York Attorney General, relating to an industry-wide investigation of the use of retained asset accounts as a settlement option for life insurance death benefit

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

payments. When a retained asset account is established for a beneficiary, we retain the death benefit proceeds in its general account and pay interest on those proceeds. Beneficiaries can withdraw all of the funds or a portion of the funds held in the account at any time. In addition to the subpoena, Genworth has been contacted by state insurance regulators regarding retained asset accounts. Genworth has responded to the New York Attorney General subpoena and state insurance regulator information requests, and will cooperate with respect to any follow-up requests or inquiries.

(12)FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

   The following represents the fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                       2010                         2009
                           ---------------------------- ----------------------------
                           NOTIONAL CARRYING            NOTIONAL CARRYING
(AMOUNTS IN MILLIONS)       AMOUNT   AMOUNT  FAIR VALUE  AMOUNT   AMOUNT  FAIR VALUE
---------------------      -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage
     loans................     $(1) $  785.4  $  820.0      $(1) $  798.4  $  776.7
   Other invested assets..      (1)      0.3       0.3       (1)      0.8       0.8
Liabilities:
   Investment contracts...      (1)  3,788.0   3,861.9       (1)  3,988.0   3,957.9
Other firm commitments:
   Commitments to fund
     limited partnerships.    --          --        --    4.1          --        --

--------
(1)These financial instruments do not have notional amounts.

   RECURRING FAIR VALUE MEASUREMENTS

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   FIXED MATURITY, EQUITY AND TRADING SECURITIES

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by third-party pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received and determine the appropriate fair value.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quote valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement being valued. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we discuss the valuation methodology utilized by the third party but cannot typically obtain sufficient evidence to determine the valuation does not include significant unobservable inputs. Accordingly, we typically classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table summarizes the primary sources considered when determining fair value of each class of fixed maturity securities as of December 31, 2010:

(AMOUNTS IN MILLIONS)               TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------              -------- ------- -------- -------
U.S. government,
  agencies and
  government-sponsored
  enterprises:
   Pricing services............... $  210.0   $--   $  210.0 $   --
   Internal models................      5.4    --        1.9    3.5
                                   --------   ---   -------- ------
       Total U.S.
         government,
         agencies and
         government-sponsored
         enterprises..............    215.4    --      211.9    3.5
                                   --------   ---   -------- ------
Government -- non-U.S.:
   Pricing services...............     61.3    --       61.3     --
   Internal models................      8.5    --        8.5     --
                                   --------   ---   -------- ------
       Total government
         -- non-U.S...............     69.8    --       69.8     --
                                   --------   ---   -------- ------
U.S. corporate:
   Pricing services...............  2,312.8    --    2,312.8     --
   Broker quotes..................      8.2    --         --    8.2
   Internal models................    280.6    --      204.3   76.3
                                   --------   ---   -------- ------
       Total U.S.
         corporate................  2,601.6    --    2,517.1   84.5
                                   --------   ---   -------- ------
Corporate -- non-U.S.:
   Pricing services...............    621.9    --      621.9     --
   Broker quotes..................     15.2    --         --   15.2
   Internal models................    320.0    --      290.6   29.4
                                   --------   ---   -------- ------
       Total
         corporate--non-U.S.......    957.1    --      912.5   44.6
                                   --------   ---   -------- ------
Residential
  mortgage-backed:
   Pricing services...............    472.8    --      472.8     --
   Broker quotes..................      5.1    --         --    5.1
   Internal models................      6.5    --         --    6.5
                                   --------   ---   -------- ------
       Total residential
         mortgage-backed..........    484.4    --      472.8   11.6
                                   --------   ---   -------- ------
Commercial
  mortgage-backed:
   Pricing services...............    533.0    --      533.0     --
   Broker quotes..................      3.9    --         --    3.9
   Internal models................      3.8    --         --    3.8
                                   --------   ---   -------- ------
       Total commercial
         mortgage-backed..........    540.7    --      533.0    7.7
                                   --------   ---   -------- ------
Other asset-backed:
   Pricing services...............    169.6    --      169.6     --
   Broker quotes..................      4.2    --         --    4.2
   Internal models................      1.2    --        1.2     --
                                   --------   ---   -------- ------
       Total other
         asset-backed.............    175.0    --      170.8    4.2
                                   --------   ---   -------- ------
       Total fixed
         maturity
         securities............... $5,044.0   $--   $4,887.9 $156.1
                                   ========   ===   ======== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table summarizes the primary sources considered when determining fair value of equity securities as of December 31, 2010:

(AMOUNTS IN MILLIONS)     TOTAL LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ----- ------- ------- -------
Pricing services......... $0.9    $--    $0.8    $0.1
                          ----    ---    ----    ----
   Total equity
     securities.......... $0.9    $--    $0.8    $0.1
                          ====    ===    ====    ====

   The following table summarizes the primary sources considered when determining fair value of trading securities as of December 31, 2010:

(AMOUNTS IN MILLIONS)     TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ------ ------- ------- -------
Pricing services......... $  2.4   $--    $2.4   $   --
Broker quotes............    8.8    --      --      8.8
Internal models..........   99.3    --      --     99.3
                          ------   ---    ----   ------
   Total trading
     securities.......... $110.5   $--    $2.4   $108.1
                          ======   ===    ====   ======

   Restricted other invested assets related to variable interest entities

   We have trading securities related to VIEs that are classified as restricted other invested assets and are carried at fair value. The trading securities represent asset-backed securities. The valuation for trading securities is determined using a market approach and/or an income approach depending on the availability of information. For certain highly rated asset-backed securities, there is observable market information for transactions of the same or similar instruments and is provided to us by a third-party pricing service and is classified as Level 2. For certain securities that are not actively traded, we determine fair value after considering third-party broker provided prices or discounted expected cash flows using current yields for similar securities and classify these valuations as Level 3.

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   In determining the fair value of derivatives, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to our derivative liabilities.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates and would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Inflation indexed swaps. The valuation of inflation indexed swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and consumer price index, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Interest rate swaptions. The valuation of interest rate swaptions is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, which is generally considered an observable input, forward interest rate volatility and time value component associated with the optionality in the derivative. As a result of the significant unobservable inputs associated with the forward interest rate volatility input, the derivative is classified as Level 3.

   Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3.

   Credit default swaps related to variable interest entities. Credit default swaps related to VIEs represent customized index tranche credit default swaps and are valued using a similar methodology as described above for index tranche credit default swaps. We determine fair value of these credit default swaps after considering both the valuation methodology described above as well as the valuation provided by the derivative counterparty. In addition to the valuation methodology and inputs described for index tranche credit default swaps, these customized credit default swaps contain a feature that permits the VIE to provide the par value of underlying assets in the VIE to settle any losses under the credit default swap. The valuation of this settlement feature is dependent upon the valuation of the underlying assets and the timing and amount of any expected loss on the credit default swap, which is considered a significant unobservable input. Accordingly, these customized index tranche credit default swaps related to VIEs are classified as Level 3.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent equity index volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Prior to the third quarter of 2010, the discount rate was based on the swap curve, which incorporated the non-performance risk of our GMWB liabilities. Beginning in 2009, the swap curve dropped below the U.S. Treasury curve at certain points on the longer end of the curve, and in 2010, the points below the U.S. Treasury curve expanded to several points beyond 10 years. For these points on the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

curve, we utilized the U.S. Treasury curve as our discount rate through the second quarter of 2010. Beginning in the third quarter of 2010, we revised our discount rate to reflect market credit spreads that represent an adjustment for the non-performance risk of the GMWB liabilities. The credit spreads included in our discount rate range from 60 to 80 basis points over the most relevant points on the U.S. Treasury curve. As of December 31, 2010, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $5.6 million. As of December 31, 2009, the impact of non-performance risk on our GMWB valuation was not material.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected near-term equity market volatility with more significance being placed on projected and recent historical data.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs. We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

   Borrowings related to variable interest entities

   We record certain borrowings related to VIEs at fair value. The fair value of these borrowings is determined using either a market approach or income approach, depending on the instrument and availability of market information. Given the unique characteristics of the VIEs that issued these borrowings as well as the lack of comparable instruments, we determine fair value considering the valuation of the underlying assets held by the VIEs and any derivatives, as well as any unique characteristics of the borrowings that may impact the valuation. After considering all relevant inputs, we determine fair value of the borrowings using the net valuation of the underlying assets and derivatives that are backing the borrowings. Accordingly, these instruments are classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following tables set forth our assets and liabilities that are measured at fair value on a recurring basis as of December 31:

                                                        2010
                                         ----------------------------------
(AMOUNTS IN MILLIONS)                      TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                    --------  -------- -------- -------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $  215.4  $     -- $  211.9 $  3.5
          Government --
            non-U.S.....................     69.8        --     69.8     --
          U.S. corporate................  2,601.6        --  2,517.1   84.5
          Corporate --
            non-U.S.....................    957.1        --    912.5   44.6
          Residential
            mortgage-backed.............    484.4        --    472.8   11.6
          Commercial
            mortgage-backed.............    540.7        --    533.0    7.7
          Other
            asset-backed................    175.0        --    170.8    4.2
                                         --------  -------- -------- ------
          Total fixed
            maturity
            securities..................  5,044.0        --  4,887.9  156.1
                                         --------  -------- -------- ------
       Equity securities................      0.9        --      0.8    0.1
                                         --------  -------- -------- ------
       Other invested
         assets:
          Trading
            securities..................    110.5        --      2.4  108.1
          Derivative
            assets:                                      --
              Interest
                rate
                swaps...................     49.8        --     49.8     --
              Interest
                rate
                swaptions...............      0.1        --       --    0.1
              Credit
                default
                swaps...................      0.8        --      0.8     --
              Equity
                index
                options.................      2.1        --       --    2.1
                                         --------  -------- -------- ------
              Total
                derivative
                assets..................     52.8        --     50.6    2.2
                                         --------  -------- -------- ------
          Securities
            lending
            collateral..................     66.1        --     66.1     --
          Derivatives
            counterparty
            collateral..................     26.1        --     26.1     --
                                         --------  -------- -------- ------
          Total other
            invested
            assets......................    255.5        --    145.2  110.3
                                         --------  -------- -------- ------
   Restricted other
     invested assets
     related to VIEs....................    306.5        --    199.3  107.2
   Reinsurance
     recoverable (1)....................     (0.9)       --       --   (0.9)
   Separate account
     assets.............................  1,000.9   1,000.9       --     --
                                         --------  -------- -------- ------
          Total assets.................. $6,606.9  $1,000.9 $5,233.2 $372.8
                                         ========  ======== ======== ======
Liabilities
   Policyholder account
     balances (2)....................... $   13.1  $     -- $     -- $ 13.1
   Derivative
     liabilities:
       Interest rate
         swaps..........................     16.8        --     16.8     --
       Inflation indexed
         swaps..........................      2.1        --      2.1     --
       Credit default
         swaps..........................      0.4        --       --    0.4
       Credit default
         swaps related
         to VIEs........................    128.6        --       --  128.6
                                         --------  -------- -------- ------
       Total derivative
         liabilities....................    147.9        --     18.9  129.0
   Borrowings related to
     VIEs...............................      7.7        --       --    7.7
                                         --------  -------- -------- ------
          Total
            liabilities................. $  168.7  $     -- $   18.9 $149.8
                                         ========  ======== ======== ======

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

                                                         2009
                                         -----------------------------------
(AMOUNTS IN MILLIONS)                      TOTAL   LEVEL 1 LEVEL 2   LEVEL 3
---------------------                    --------  ------- -------- --------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $  195.3  $   --  $  195.3 $     --
          Government --
            non-U.S.....................     73.5      --      73.5       --
          U.S. corporate................  2,355.1      --   2,280.6     74.5
          Corporate --
            non-U.S.....................    939.0      --     892.3     46.7
          Residential
            mortgage-backed.............    437.3      --     219.8    217.5
          Commercial
            mortgage-backed.............    534.5      --       1.9    532.6
          Other
            asset-backed................    508.4      --      86.8    421.6
                                         --------  ------  -------- --------
          Total fixed
            maturity
            securities..................  5,043.1      --   3,750.2  1,292.9
                                         --------  ------  -------- --------
       Equity securities................      1.3      --       1.3       --
                                         --------  ------  -------- --------
       Other invested
         assets:
          Trading
            securities..................     17.3      --       2.6     14.7
          Derivative
            assets:
              Interest
                rate
                swaps...................     35.7      --      35.7       --
              Credit
                default
                swaps...................      2.0      --       1.0      1.0
              Equity
                index
                options.................      6.7      --        --      6.7
                                         --------  ------  -------- --------
              Total
                derivative
                assets..................     44.4      --      36.7      7.7
                                         --------  ------  -------- --------
          Securities
            lending
            collateral..................     51.0      --      51.0       --
          Derivatives
            counterparty
            collateral..................      6.1      --       6.1       --
                                         --------  ------  -------- --------
          Total other
            invested
            assets......................    118.8      --      96.4     22.4
                                         --------  ------  -------- --------
   Reinsurance
     recoverable (1)....................     (0.9)     --        --     (0.9)
   Separate account
     assets.............................    909.5   909.5        --       --
                                         --------  ------  -------- --------
          Total assets.................. $6,071.8  $909.5  $3,847.9 $1,314.4
                                         ========  ======  ======== ========
Liabilities
   Policyholder account
     balances (2)....................... $   19.0  $   --  $     -- $   19.0
   Derivative
     liabilities:
       Interest rate
         swaps..........................     20.5      --      20.5       --
       Inflation indexed
         swaps..........................      1.5      --       1.5       --
                                         --------  ------  -------- --------
       Total derivative
         liabilities....................     22.0      --      22.0       --
                                         --------  ------  -------- --------
          Total
            liabilities................. $   41.0  $   --  $   22.0 $   19.0
                                         ========  ======  ======== ========

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3, or between other levels, at the beginning fair value for the reporting period in which the changes occur.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                          TOTAL REALIZED AND
                                           UNREALIZED GAINS
                                               (LOSSES)
                                         -------------------
                                                                                                              TOTAL GAINS
                                                                                                                (LOSSES)
                                                               PURCHASES,                                     INCLUDED IN
                              BEGINNING                          SALES                              ENDING     NET INCOME
                               BALANCE                         ISSUANCES                           BALANCE       (LOSS)
                                AS OF    INCLUDED IN              AND                  TRANSFER     AS OF     ATTRIBUTABLE
                              JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER    OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)            2010      (LOSS)     IN OCI      NET      IN LEVEL 3  LEVEL 3       2010      STILL HELD
---------------------         ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises.............  $     --    $   --     $  --      $ (0.8)     $  4.3   $      --     $  3.5       $   --
   U.S. corporate (1)........      74.5       2.0       0.5         4.3        24.8       (21.6)      84.5          2.0
   Corporate --
     non-U.S. (1)............      46.7     (10.7)      4.1         7.6        29.5       (32.6)      44.6         (2.8)
   Residential mortgage-
     backed (2)..............     217.5        --       0.1         4.0          --      (210.0)      11.6           --
   Commercial mortgage-
     backed (2)..............     532.6      (1.3)      1.8       (30.5)       22.3      (517.2)       7.7           --
   Other asset- backed
     (2), (3)................     421.6      (0.1)     (0.5)       (0.8)         --      (416.0)       4.2         (3.7)
                               --------    ------     -----      ------      ------   ---------     ------       ------
   Total fixed maturity
     securities..............   1,292.9     (10.1)      6.0       (16.2)       80.9    (1,197.4)     156.1         (4.5)
                               --------    ------     -----      ------      ------   ---------     ------       ------
Equity securities............        --        --        --         0.1          --          --        0.1           --
Other invested assets:
   Trading securities (3)....      14.7       2.4        --       (10.0)      102.1        (1.1)     108.1          2.2
   Derivative assets
       Credit default
         swaps...............       1.0      (0.9)       --          --          --          --        0.1         (0.9)
       Equity index
         options.............       6.7      (6.2)       --         1.6          --          --        2.1         (6.2)
                               --------    ------     -----      ------      ------   ---------     ------       ------
       Total derivative
         assets..............       7.7      (7.1)       --         1.6          --          --        2.2         (7.1)
                               --------    ------     -----      ------      ------   ---------     ------       ------
   Total other invested
     assets..................      22.4      (4.7)       --        (8.4)      102.1        (1.1)     110.3         (4.9)
                               --------    ------     -----      ------      ------   ---------     ------       ------
Restricted other
  invested assets
  related to VIEs (4)........        --      (4.7)       --       111.9          --          --      107.2         (4.7)
Reinsurance
  recoverable (5)............      (0.9)     (0.4)       --         0.4          --          --       (0.9)        (0.4)
                               --------    ------     -----      ------      ------   ---------     ------       ------
Total Level 3 assets.........  $1,314.4    $(19.9)    $ 6.0      $ 87.8      $183.0   $(1,198.5)    $372.8       $(14.5)
                               ========    ======     =====      ======      ======   =========     ======       ======

--------
(1)The transfers in and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate -- non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

(2)The transfer out of Level 3 was primarily related to residential and commercial mortgage-backed and other asset-backed securities and resulted from a change in the observability of inputs used to determine fair value.
(3)Transfers in for trading securities were offset by transfers out of other asset-backed securities and were driven primarily by the adoption of new accounting guidance related to embedded credit derivatives.
(4)Relates to the consolidation of certain VIEs as of January 1, 2010. See note 13 for additional information related to consolidated VIEs.
(5)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

   Our assessment of whether or not there were significant unobservable inputs was based on our observations of the mortgage-backed and asset-based securities markets obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   While we observed some increased trading activity for certain mortgage-backed and asset-backed securities during 2009, primarily as a result of government programs, we did not observe a broad-based improvement in market conditions to result in the classification of several mortgage-backed and asset-backed securities as Level 2. During the year ended December 31, 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2 as of December 31, 2010. Accordingly, our assessment resulted in a transfer out of Level 3 of $210.0 million, $517.2 million and $416.0 million, respectively, during the year ended December 31, 2010 related to residential mortgage-backed, commercial mortgage-backed and other asset-backed securities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                       TOTAL REALIZED AND
                                        UNREALIZED GAINS
                                            (LOSSES)                                                     TOTAL GAINS
                                      --------------------                                                 (LOSSES)
                                                            PURCHASES,                                   INCLUDED IN
                           BEGINNING                          SALES                            ENDING     NET INCOME
                            BALANCE                         ISSUANCES                         BALANCE       (LOSS)
                             AS OF    INCLUDED IN              AND                 TRANSFER    AS OF     ATTRIBUTABLE
                           JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)         2009      (LOSS)     IN OCI      NET      IN LEVEL 3 LEVEL 3      2009      STILL HELD
---------------------      ---------- ----------- -------- ------------ ---------- -------- ------------ ------------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-sponsored
     enterprises..........  $    8.3    $   --     $   --     $   --      $  --    $  (8.3)   $     --      $   --
   Government -- non-U.S..       9.6        --         --         --         --       (9.6)         --          --
   U.S. corporate.........     220.9       3.0        4.4        4.1        0.7     (158.6)       74.5         0.1
   Corporate -- non-U.S...     274.4        --       11.7       (8.5)      13.7     (244.6)       46.7          --
   Residential mortgage-
     backed...............     228.5     (27.0)      27.1       (8.0)        --       (3.1)      217.5       (25.8)
   Commercial mortgage-
     backed...............     448.7       1.3       72.2      (10.9)      27.2       (5.9)      532.6         1.1
   Other asset-backed.....     195.8      (3.2)     176.2       48.9        9.0       (5.1)      421.6        (3.4)
                            --------    ------     ------     ------      -----    -------    --------      ------
   Total fixed maturity
     securities...........   1,386.2     (25.9)     291.6       25.6       50.6     (435.2)    1,292.9       (28.0)
                            --------    ------     ------     ------      -----    -------    --------      ------
Other invested assets:
   Trading securities.....      16.2       0.4         --       (8.0)       6.1         --        14.7         0.1
   Derivative assets......      47.1     (18.7)        --      (20.7)        --         --         7.7       (11.7)
                            --------    ------     ------     ------      -----    -------    --------      ------
   Total other invested
     assets...............      63.3     (18.3)        --      (28.7)       6.1         --        22.4       (11.6)
                            --------    ------     ------     ------      -----    -------    --------      ------
Reinsurance
  recoverable (1).........       2.8      (3.8)        --        0.1         --         --        (0.9)       (3.8)
                            --------    ------     ------     ------      -----    -------    --------      ------
Total Level 3 assets......  $1,452.3    $(48.0)    $291.6     $ (3.0)     $56.7    $(435.2)   $1,314.4      $(43.4)
                            ========    ======     ======     ======      =====    =======    ========      ======

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the date indicated:

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                            LOSSES
                                     ---------------------
                                                                                                         TOTAL (GAINS)
                                                                                                             LOSSES
                                                            PURCHASES,                                    INCLUDED IN
                          BEGINNING                           SALES                            ENDING     NET (INCOME)
                           BALANCE                          ISSUANCES                         BALANCE         LOSS
                            AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                          JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)        2010        LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2010       STILL HELD
---------------------     ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances (1)...........   $19.0       $(9.5)      $--       $ 3.6       $   --     $--       $ 13.1        $(9.3)
Derivative liabilities:
   Credit default swaps..      --         0.4        --          --           --      --          0.4          0.4
   Credit default swaps
     related to VIEs.....      --         9.0        --        (1.0)       120.6      --        128.6          9.0
                            -----       -----       ---       -----       ------     ---       ------        -----
Total derivative
  liabilities............      --         9.4        --        (1.0)       120.6      --        129.0          9.4
                            -----       -----       ---       -----       ------     ---       ------        -----
Borrowings related to
  VIEs (2)...............      --        (0.8)       --          --          8.5      --          7.7         (0.8)
                            -----       -----       ---       -----       ------     ---       ------        -----
Total Level 3 liabilities   $19.0       $(0.9)      $--       $ 2.6       $129.1     $--       $149.8        $(0.7)
                            =====       =====       ===       =====       ======     ===       ======        =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)Relates to the consolidation of certain VIEs as of January 1, 2010. See note 13 for additional information related to consolidated VIEs.

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                            LOSSES
                                     ---------------------
                                                                                                         TOTAL (GAINS)
                                                                                                             LOSSES
                                                            PURCHASES,                                    INCLUDED IN
                          BEGINNING                           SALES                            ENDING     NET (INCOME)
                           BALANCE                          ISSUANCES                         BALANCE         LOSS
                            AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                          JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)        2009        LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2009       STILL HELD
---------------------     ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances (1)...........   $93.4       $(77.5)     $--        $3.1        $--       $--       $19.0         $(76.5)
Other liabilities (2)....     1.0         (1.0)      --          --         --        --          --           (1.0)
                            -----       ------      ---        ----        ---       ---       -----         ------
Total Level 3 liabilities   $94.4       $(78.5)     $--        $3.1        $--       $--       $19.0         $(77.5)
                            =====       ======      ===        ====        ===       ===       =====         ======

--------
(1)Represents embedded derivatives associated with our GMWB liabilities.
(2)Represents derivative liabilities.

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholders' equity based on the appropriate accounting treatment for the instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represents the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses) and accretion on certain fixed maturity securities which was recorded in net investment income.

(13) VARIABLE INTEREST ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes certain investments.

  (A) VARIABLE INTEREST ENTITIES REQUIRED TO BE CONSOLIDATED

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate certain VIEs. Our involvement with VIEs that were required to be consolidated related to certain investments, which is described in more detail below. Prior to being required to consolidate these entities, our interest in these entities was recorded in our consolidated financial statements as fixed maturity securities available-for-sale.

   Investments. For VIEs related to certain investments, we were required to consolidate three VIEs as a result of having certain decision making rights related to instruments held by the entities. These VIEs were designed as synthetic collateralized debt obligations whereby the entities purchased highly rated asset-backed securities and entered into credit default swaps to generate income that would be passed to the noteholders of the entities. The entities also have the ability to settle any losses incurred on the credit default swap by providing the derivative counterparty asset-backed securities with a par amount equal to the loss incurred on the credit default swap. We hold the majority of the notes issued by the VIE and also have certain decision making rights related to the instruments held by the entity. Previously, we were not required to consolidate the VIE as a result of other noteholders absorbing the majority of expected losses from the entity.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table shows the activity presented in our consolidated statement of income related to the consolidated VIEs for the year ended December 31:

          (AMOUNTS IN MILLIONS)                                  2010
          ---------------------                                 -----
          Revenues:
          Net investment income:
             Restricted other invested assets.................. $ 1.0
                                                                -----
             Total net investment income.......................   1.0
                                                                -----
          Net investment gains (losses):
             Trading securities................................   9.2
             Derivatives.......................................  (8.6)
             Borrowings related to VIEs recorded at fair value.   0.4
                                                                -----
             Total net investment gains (losses)...............   1.0
                                                                -----
                 Total revenues................................   2.0
                                                                -----
          Expenses:
          Interest expense.....................................   1.8
                                                                -----
                 Total expenses................................   1.8
                                                                -----
          Income before income taxes...........................   0.2
          Provision for income taxes...........................   0.1
                                                                -----
          Net income........................................... $ 0.1
                                                                =====

   The following table shows the assets and liabilities that were recorded for the consolidated VIEs as of December 31:

           (AMOUNTS IN MILLIONS)                               2010
           ---------------------                              ------
           Assets
              Investments:
                  Restricted other invested assets:

                     Trading securities...................... $306.5
                                                              ------
                  Total restricted other invested assets.....  306.5
                                                              ------
                     Total investments.......................  306.5
              Cash and cash equivalents......................     --
              Accrued investment income......................    0.3
                                                              ------
                  Total assets............................... $306.8
                                                              ======
           Liabilities
              Other liabilities:
                  Derivative liabilities..................... $128.6
                  Other liabilities..........................    0.1
                                                              ------
                  Total other liabilities....................  128.7
              Borrowings related to VIEs.....................    7.7
                                                              ------
                  Total liabilities.......................... $136.4
                                                              ======

   The assets and other instruments held by the VIEs are restricted and can only be used to fulfill the obligations of the VIE. Additionally, the obligations of the VIEs do not have any recourse to the general credit of any other consolidated subsidiaries.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

  (b) Borrowings Related To Variable Interest Entities

   Borrowings related to VIEs were as follows as of December 31, 2010:

                                                   PRINCIPAL CARRYING
          (AMOUNTS IN MILLIONS)                     AMOUNT    VALUE
          ---------------------                    --------- --------
          Marvel Finance 2007-1 LLC, due 2017 (1).   $ 4.6     $1.0
          Marvel Finance 2007-4 LLC, due 2017 (1).    11.9      6.7
                                                     -----     ----
             Total................................   $16.5     $7.7
                                                     =====     ====

--------
(1)Accrual of interest based on three-month LIBOR that resets every three months plus a fixed margin.

   These borrowings are required to be paid down as principal is collected on the restricted investments held by the VIEs and accordingly the repayment of these borrowings follows the maturity or prepayment, as permitted, of the restricted investments.

(14) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the New York Department of Insurance. Based on statutory results as of December 31, 2010, we are able to distribute $46.3 million in dividends in 2011 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2010, 2009 and 2008.

(15) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. In January 2011, we received a permitted practice from New York to exempt certain of our investments from a new NAIC structured security valuation and ratings process that was effective for our 2010 statutory basis financial statements.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

(AMOUNTS IN MILLIONS)           2010   2009    2008
---------------------          ------ ------ -------
Statutory net income (loss)... $130.0 $ 40.9 $(258.8)
Statutory capital and surplus.  549.1  429.5   434.4

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level of GLICNY. As of December 31, 2010 and 2009, we exceeded the minimum required RBC levels.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   On February 24, 2009, GLICNY received a capital contribution of $150.0 million, of which $149.8 million was in investment securities, from GLIC and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. On December 30, 2008, GLIC made a cash capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively.

(16) SEGMENT INFORMATION

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life, whole life and long-term care insurance. We also have Corporate and Other activities which include income and expenses not allocated to the segments as well as non-strategic products.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2010:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER       TOTAL
---------------------     ----------- ---------- ------------- ---------
Net investment income....  $  206.8    $  104.6     $  5.2     $   316.6
Premiums.................       9.0       173.2         --         182.2
Net investment gains
  (losses)...............     (33.9)       15.5       (2.0)        (20.4)
Policy fees and other
  income.................      31.2        14.7         --          45.9
                           --------    --------     ------     ---------
   Total revenues........     213.1       308.0        3.2         524.3
                           --------    --------     ------     ---------
Benefits and other
  changes in policy
  reserves...............      40.1       180.0         --         220.1
Interest credited........     102.7        11.6        2.7         117.0
Acquisition and
  operating expenses,
  net of deferrals.......      20.2        24.3        2.7          47.2
Amortization of deferred
  acquisition costs and
  intangibles............      22.9        26.9         --          49.8
Interest expense.........        --         0.3        1.8           2.1
                           --------    --------     ------     ---------
   Total benefits and
     expenses............     185.9       243.1        7.2         436.2
                           --------    --------     ------     ---------
Income (loss) before
  income taxes...........      27.2        64.9       (4.0)         88.1
Provision (benefit) for
  income taxes...........       8.7        23.1       (1.6)         30.2
                           --------    --------     ------     ---------
Net income (loss)........  $   18.5    $   41.8     $ (2.4)    $    57.9
                           ========    ========     ======     =========
Total assets.............  $5,721.1    $3,458.1     $977.1     $10,156.3
                           ========    ========     ======     =========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2009:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER       TOTAL
---------------------     ----------- ---------- ------------- --------
Net investment income....  $  204.5    $   89.3     $  4.6     $  298.4
Premiums.................       7.9       171.4         --        179.3
Net investment gains
  (losses)...............     (39.4)      (52.3)      (0.9)       (92.6)
Policy fees and other
  income.................      16.3         9.7         --         26.0
                           --------    --------     ------     --------
   Total revenues........     189.3       218.1        3.7        411.1
                           --------    --------     ------     --------
Benefits and other
  changes in policy
  reserves...............      33.4       169.1         --        202.5
Interest credited........     111.9        11.5        4.9        128.3
Acquisition and
  operating expenses,
  net of deferrals.......      19.1        18.4        1.5         39.0
Amortization of deferred
  acquisition costs and
  intangibles............      24.5        (1.3)        --         23.2
Interest expense.........        --         0.1         --          0.1
                           --------    --------     ------     --------
   Total benefits and
     expenses............     188.9       197.8        6.4        393.1
                           --------    --------     ------     --------
Income (loss) before
  income taxes...........       0.4        20.3       (2.7)        18.0
Provision (benefit) for
  income taxes...........      (1.0)        6.6       (0.4)         5.2
                           --------    --------     ------     --------
Net income (loss)........  $    1.4    $   13.7     $ (2.3)    $   12.8
                           ========    ========     ======     ========
Total assets.............  $5,840.2    $3,184.2     $662.3     $9,686.7
                           ========    ========     ======     ========

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER      TOTAL
---------------------     ----------- ---------- ------------- -------
Net investment income....   $ 209.7     $ 78.1       $26.3     $ 314.1
Premiums.................      41.2      169.5          --       210.7
Net investment gains
  (losses)...............    (207.9)     (21.6)        0.7      (228.8)
Policy fees and other
  income.................      17.4       11.6          --        29.0
                            -------     ------       -----     -------
   Total revenues........      60.4      237.6        27.0       325.0
                            -------     ------       -----     -------
Benefits and other
  changes in policy
  reserves...............      58.5      173.0          --       231.5
Interest credited........     117.1       11.7        14.6       143.4
Acquisition and
  operating expenses,
  net of deferrals.......      23.7       19.0         2.9        45.6
Amortization of deferred
  acquisition costs and
  intangibles............      21.6       13.4          --        35.0
Goodwill impairment......      25.3         --          --        25.3
                            -------     ------       -----     -------
   Total benefits and
     expenses............     246.2      217.1        17.5       480.8
                            -------     ------       -----     -------
Income (loss) before
  income taxes...........    (185.8)      20.5         9.5      (155.8)
Provision (benefit) for
  income taxes...........     (57.6)       7.3         3.4       (46.9)
                            -------     ------       -----     -------
Net income (loss)........   $(128.2)    $ 13.2       $ 6.1     $(108.9)
                            =======     ======       =====     =======

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
             Previously filed on September 10, 1997 with initial filing to Form
             N-4 for GE Capital Life Separate Account II, Registration No.
             333-39955.

 (1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name of GE Capital Life
             Assurance Company of New York to Genworth Life Insurance Company of
             New York. Previously filed on January 3, 2006 with Post-Effective
             Amendment No. 10 to Form N-4 for Genworth Life of New York VA
             Separate Account 1, Registration No. 333-97085.

 (1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name GE Capital Life
             Separate Account II to Genworth Life of New York VA Separate Account
             1. Previously filed on January 3, 2006 with Post-Effective Amendment
             No. 10 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (2)         Not Applicable.

 (3)         Underwriting Agreement between GE Capital Life and Capital Brokerage
             Corporation. Previously filed on May 13, 1998 with Pre-Effective
             Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

    (i)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-39955.

 (4)         Form of Contract. Previously filed on December 19, 2002 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(a)      Payment Protection Rider. Previously filed on May 17, 2005 with
             Post-Effective Amendment No. 8 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(b)(i)   Guaranteed Minimum Withdrawal Benefit for Life Rider Option.
             Previously filed on September 1, 2006 with Post-Effective Amendment
             No. 13 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (4)(b)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-97085.

 (4)(b)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on November 27, 2007 with Post-Effective Amendment No. 19 to
             Form N-4 for Genworth Life of New York VA Separate Account 1,
             Registration No. 333-97085.

 (4)(b)(iv) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on August 26, 2008 with Post-Effective Amendment No. 21 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-97085.

 (4)(c)    [Reserved.]

 (4)(d)    Payment Protection Variable Annuity Rider. Previously filed on
           October 20, 2006 with Post-Effective Amendment No. 14 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

 (5)       Form of Application. Previously filed on October 20, 2006 with
           Post-Effective Amendment No. 14 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

 (6)(a)    Amended and Restated Articles of Incorporation of Genworth Life
           Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-97085.

    (b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-97085.

 (7)       Reinsurance Agreements. Previously filed on April 26, 2010 with
           Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

 (7)(a)    Reinsurance Agreement. Previously filed on July 16, 2009 with
           Post-Effective Amendment No. 24 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

 (8)(a) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on April
           25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (b)    Participation Agreement between GE Investments Funds, Inc. Genworth
           Life Insurance Company of New York. Previously filed on September 1,
           2006 with Post-Effective Amendment No. 13 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-97085.

    (c)    Participation Agreement between Janus Aspen Series and GE Capital
           Life. Previously filed with Post-Effective Amendment No. 19 to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-47016.

    (d)    Form of Participation Agreement regarding Oppenheimer Variable
           Account Funds. Previously filed on December 7, 2000 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (e)(1) Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-97085.

    (e)(2) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life Insurance Company of New York.
           Previously filed on April 29, 2008 with Post-Effective Amendment
           No. 20 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-97085.

    (g)    [Reserved.]

    (h)(1) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (h)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AIM Variable Insurance Funds.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (i)(1) Form of Participation Agreement between Alliance Variable Series and
           GE Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (i)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 16 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

    (j)(1) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (j)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (k)(1) Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-47016.

    (k)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and PIMCO Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (l)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (m)(1) Form of Participation Agreement between Eaton Vance and GE Capital
           Life Assurance Company of New York. Previously filed on December 19,
           2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-97085.

    (m)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (n) Fund Participation Agreement between Genworth Life Insurance Company of New York and Van Kampen Life Investment Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (o)    Form of Participation Agreement between Nations Separate Account
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 30, 2004 with Post-Effective Amendment No. 4 to Form
           N-4 for GE Capital Life Separate Account II, Registration No.
           333-97085.

    (p)(1) Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-47016.

    (p)(2) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-97085.

    (q) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 6 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

    (r)  Amended and Restated Fund Participation Agreement between Franklin
         Templeton Variable Insurance Products Trust, Franklin/Templeton
         Distributors, Inc., Genworth Life Insurance Company of New York and
         Capital Brokerage Corporation. Previously filed on April 24, 2006 with Post-Effective Amendment No. 12 to Form N-4 for Genworth Life of
         New York VA Separate Account 1, Registration No. 333-97085.

    (s)  Form of Fund Participation Agreement between Genworth Life Insurance
         Company of New York and American Century Variable Portfolios II, Inc.
         Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
         Genworth Life of New York VA Separate Account 1, Registration No.
         333-97085.

    (t)  Form of Fund Participation Agreement between Genworth Life Insurance
         Company of New York and Goldman Sachs Variable Insurance Trust.
         Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
         Genworth Life of New York VA Separate Account 1, Registration No.
         333-97085.

    (u) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
         N-4 for Genworth Life of New York VA Separate Account 1, Registration
         No. 333-97085.

    (v) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Prudential Series Fund. Previously filed on April
         25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
         Genworth Life of New York VA Separate Account 1, Registration No.
         333-97085.

    (w) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
         N-4 for Genworth Life of New York VA Separate Account 1, Registration
         No. 333-97085.

    (x)  [Reserved.]

    (y)  Form of Fund Participation Agreement between American Century
         Investment Services, Inc. and Genworth Life Insurance Company of New
         York regarding American Century Variable Portfolios II, Inc.
         Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
         GE Capital Life Separate Account II, Registration No. 333-97085.

    (z)  Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company, Genworth Variable Insurance Trust and Genworth
         Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life of
         New York VA Separate Account 1, Registration No. 333-97085.

    (aa) Fund Participation Agreement between Wells Fargo Variable Trust and
         Genworth Life Insurance Company of New York. Filed herewith.

    (bb) Form of Fund Participation Agreement Amendment between Genworth Life
         Insurance Company of New York and Fund Company to distribute summary prospectuses pursuant to Rule 498. Filed herewith.

 (9)     Opinion and Consent of Aneal V. Krishnamurthy, Counsel for Genworth
         Life Insurance Company of New York. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)     Not Applicable.

(12)     Not Applicable.

(13) Not Applicable.

(14) Power of Attorney. Filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


          NAME                       ADDRESS                        POSITION WITH COMPANY
          ----                        -------                        ---------------------
David J. Sloane.......... 666 Third Avenue, 9th Floor     Director, Chairperson of the Board,
                          New York, New York 10017        President and Chief Executive Officer
Marshall S. Belkin....... 50 Quail Close                  Director
                          Irvington, New York 10533
Ward E. Bobitz........... 6620 West Broad Street          Director, Vice President and Assistant
                          Richmond, Virginia 23230        Secretary
Richard I. Byer.......... 3060 Lucerne Park Drive         Director
                          Lake Worth, Florida 33467
Paul A. Haley............ 6610 West Broad Street          Director, Senior Vice President and Chief
                          Richmond, Virginia 23230        Actuary
Patrick B. Kelleher...... 6610 West Broad Street          Director and Senior Vice President
                          Richmond, Virginia 23230
Ronald P. Joelson........ 3001 Summer Street              Director, Senior Vice President and Chief
                          2nd Floor                       Investment Officer
                          Stamford, Connecticut 06905
Thomas M. Stinson........ 6610 West Broad Street          Director and President, Long Term Care
                          Richmond, Virginia 23230        Division
Terrence O. Jones........ 14 Chamberlin Court             Director
                          Cranberry, New Jersey 08512
Kevin E. Walker.......... 6610 West Broad Street          Director, Senior Vice President and Chief
                          Richmond, Virginia 23230        Financial Officer
Alexandra Duran.......... 150 E. 85th Street              Director
                          New York, New York 10028
Harry D. Dunn............ 6610 West Broad Street          Director and Vice President
                          Richmond, Virginia 23230
James J. Buddle.......... 704 Green View Lane             Director
                          Doylestown, Pennsylvania 18901
John G. Apostle, II...... 6620 West Broad Street          Vice President and Chief Compliance
                          Richmond, Virginia 23230        Officer
Thomas E. Duffy.......... 6610 West Broad Street          Senior Vice President, General Counsel and
                          Richmond, Virginia 23230        Secretary
Elena K. Edwards......... 700 Main Street                 Senior Vice President
                          Lynchburg, Virginia 24504
Scott J. McKay........... 6610 West Broad Street          Senior Vice President
                          Richmond, Virginia 23230
Leon E. Roday............ 6620 West Broad Street          Senior Vice President
                          Richmond, Virginia 23230
James H. Reinhart........ 6610 West Broad Street          Senior Vice President
                          Richmond, Virginia 23230
Jac J. Amerell........... 6610 West Broad Street          Vice President and Controller
                          Richmond, Virginia 23230
Gary T. Prizzia.......... 6620 West Broad Street          Treasurer
                          Richmond, Virginia 23230
Matthew P. Clark......... 6610 West Broad Street          Vice President and Appointed Actuary
                          Richmond, Virginia 23230

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                  [FLOW CHART]




ITEM 27.  NUMBER OF CONTRACTOWNERS


   There were 1,358 owners of Qualified Contracts and 1,017 owners of Non-Qualified Contracts as of March 21, 2011.


ITEM 28. INDEMNIFICATION

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)


         NAME                   ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
         ----                    -------            --------------------------------------
John G. Apostle, II.... 6620 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Thomas E. Duffy........ 6610 W. Broad St.         Director and Vice President
                        Richmond, VA 23230
Elizabeth M. O'Brien... 6610 W. Broad St.         Director
                        Richmond, VA 23230
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kevin E. Walker........ 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
Vidal J. Torres, Jr.... 6610 W. Broad St.         Secretary
                        Richmond, VA 23230
Jac J. Amerell......... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Linda C. Bagnell....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230


   (c)


                                          (2)
                                    NET UNDERWRITING       (3)            (4)
                                     DISCOUNTS AND     COMPENSATION    BROKERAGE      (5)
(1) NAME OF PRINCIPAL UNDERWRITER     COMMISSIONS     ON REDEMPTION   COMMISSIONS COMPENSATION
---------------------------------   ----------------   -------------  ----------- ------------
Capital Brokerage Corporation...... Not Applicable    Not Applicable     10.0%    $5.6 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 27th day of April 2011.



                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                   ACCOUNT 1
                                     (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT



                                        GENWORTH LIFE INSURANCE COMPANY OF
                                          NEW YORK
                                        (Depositor)

                                   By:            /s/  PAUL A. HALEY
                                        --------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        SIGNATURE                          TITLE                       DATE
        ---------                          -----                       ----

  /s/  DAVID J. SLOANE*    Director, Chairperson of the Board,    April 27, 2011
--------------------------   President and Chief Executive
     DAVID J. SLOANE         Officer

/s/  MARSHALL S. BELKIN*   Director                               April 27, 2011
--------------------------
   MARSHALL S. BELKIN

  /s/  WARD E. BOBITZ*     Director, Vice President and           April 27, 2011
--------------------------   Assistant Secretary
     WARD E. BOBITZ

  /s/  RICHARD I. BYER*    Director                               April 27, 2011
--------------------------
     RICHARD I. BYER

   /s/  PAUL A. HALEY*     Director, Senior Vice President and    April 27, 2011
--------------------------   Chief Actuary
      PAUL A. HALEY

  /s/  ALEXANDRA DURAN*    Director                               April 27, 2011
--------------------------
     ALEXANDRA DURAN

/s/  PATRICK B. KELLEHER*  Director and Senior Vice President     April 27, 2011
--------------------------
   PATRICK B. KELLEHER

 /s/  THOMAS M. STINSON*   Director and President, Long Term      April 27, 2011
--------------------------   Care Division
    THOMAS M. STINSON

       SIGNATURE                         TITLE                       DATE
       ---------                         -----                       ----

/s/  RONALD P. JOELSON*  Director, Senior Vice President and    April 27, 2011
------------------------   Chief Investment Officer
   RONALD P. JOELSON

  /S/  HARRY D. DUNN*    Director and Vice President            April 27, 2011
------------------------
     HARRY D. DUNN

/S/  TERRENCE O. JONES*  Director                               April 27, 2011
------------------------
   TERRENCE O. JONES

 /S/  JAMES J. BUDDLE*   Director                               April 27, 2011
------------------------
    JAMES J. BUDDLE

 /S/  KEVIN E. WALKER*   Director, Senior Vice President and    April 27, 2011
------------------------   Chief Financial Officer
    KEVIN E. WALKER

 /s/  JAC J. AMERELL*    Vice President and Controller          April 27, 2011
------------------------
    JAC J. AMERELL



*By:    /s/  PAUL A. HALEY    , pursuant to Power of         April 27, 2011
      ----------------------    Attorney executed on April
          PAUL A. HALEY         1, 2011.


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